Schedule of Investments (unaudited)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust 0.90%, 11/16/26	$70,000	$69,709,235
AmeriCredit Automobile Receivables Trust Claa B, 0.68%, 10/19/26 (Call 02/18/24)	11,050	10,960,067
Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 02/18/24)	7,620	7,600,877
BA Credit Card Trust
Series 2020-A1, Class A1, 0.34%, 05/15/26	9,450	9,352,277
Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	23,562,690
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	11,000	10,868,262
Series 2021-A1, Class A1, 0.55%, 07/15/26	20,000	19,781,909
Carmax Auto Owner Trust Series 2021-1, Class A3,0.34%, 12/15/25 (Call 04/15/24)	7,490	7,455,628
CarMax Auto Owner Trust Series 2021-4, Class A3,0.56%, 09/15/26 (Call 10/15/25)	7,490	7,400,953
Exeter Automobile Receivables Trust 1.40%, 04/15/27 (Call 08/15/25)	3,261	3,204,759
GM Financial Automobile Leasing Trust Series 2020-2,Class A4, 1.01%, 07/22/24 (Call 01/20/23)	3,480	3,496,774
Santander Drive Auto Receivables Trust Series 2021-3,Class C, 0.95%, 09/15/27 (Call 04/15/25)	13,720	13,642,193
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	28,324,461
Volkswagen Auto Lease Trust, Series 2020-A,Class A3, 0.39%, 01/22/24 (Call 03/20/23)	2,130	2,126,843

Total Asset-Backed Securities — 0.2%
(Cost: $219,242,600)		217,486,928

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 06/15/26)	2,360	2,475,001
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 10/15/28)(a)	5,000	5,725,377
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	15,310	16,194,227
Series 2020, Class A5, 2.65%, 01/15/63 (Call 01/15/30)	6,500	6,748,599
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 03/15/30)	23,610	23,623,062
Series 2020-BN29, Class A4, 2.00%, 11/15/53 (Call 11/15/30)	5,760	5,685,289
Barclays Commercial Mortgage Trust, Series 2019-C4,Class A5, 2.92%, 08/15/52 (Call 07/15/29)	8,750	9,234,185
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	18,450	20,074,577
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 01/15/30)	10,000	10,373,065
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	16,670	16,567,589
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	18,590	19,074,097

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 01/15/28)(a)	$10,616	$11,768,275
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 02/10/28)	7,000	7,828,944
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	6,150	6,982,232
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 10/15/28)(a)	10,093	11,685,424
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	19,377,366
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	20,650	22,188,754
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 05/15/29)	20,000	21,993,755
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 09/15/30)	2,700	2,647,298
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	7,000	6,792,694
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	8,616	8,504,508
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 01/15/31)	25,000	24,843,789
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46 (Call 11/10/23)	10,000	10,535,345
Series 2014-GC25, Class AA, 3.37%, 10/10/47 (Call 07/10/24)	5,854	6,036,498
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	5,209	5,501,666
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 07/10/24)	6,924	7,104,706
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	17,730	18,828,629
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 08/10/26)	11,400	11,977,961
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	13,900	15,159,140
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 02/10/28)	20,020	22,365,242
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50 (Call 09/10/23)	13,802	14,543,731
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	8,900	9,352,448
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	2,800	2,964,147
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	10,000	10,545,091
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	6,335	6,549,780
Series 2014-UBS2, Class A4, 3.69%, 03/10/47 (Call 01/10/24)	6,423	6,727,194
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	9,700	10,225,873
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	12,887	13,611,015
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	12,920	13,625,179
Series 2015-CR22, Class A5, 3.31%, 03/10/48	3,000	3,155,049

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 07/10/25)	$16,990	$18,163,595
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 01/10/25)	2,750	2,895,199
Series 2015-DC1, Class C, 4.45%, 02/10/48 (Call 01/10/25)(a)	3,000	2,917,244
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	15,500	16,552,855
Series 2015-LC23, Class A2, 3.22%, 10/10/48	10,797	10,780,212
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	9,650	10,338,334
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,610,037
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 01/10/26)	4,000	4,312,729
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	10,000	10,584,911
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	18,856,864
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 10/15/26)	5,200	5,579,256
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 02/15/28)(a)	27,000	29,918,050
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	10,575,915
DBJPM Mortgage Trust, Series 2016-C3, Class A5,2.89%, 08/10/49 (Call 07/10/26)	1,000	1,046,012
GS Mortgage Securities Corp. II, Series 2018-GS10,Class A5, 4.16%, 07/10/51(a)	3,000	3,380,348
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	5,000	5,138,732
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	10,000	10,514,414
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	19,444	20,201,205
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	6,000	6,384,312
Series 2015-GC32, Class A2, 3.06%, 07/10/48 (Call 07/10/22)	196	196,023
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	10,735,271
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 05/10/27)	13,000	13,809,667
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 02/10/28)(a)	3,000	3,342,168
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	2,500	2,814,121
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	7,000	7,411,649
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	10,281,979
Series 2014-C24, Class A5, 3.64%, 11/15/47 (Call 10/15/24)	16,995	17,958,491
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	3,800	3,975,037
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	9,000	9,493,408

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46 (Call 04/15/23)	$5,000	$5,114,109
Series 2013-C10, Class A5, 4.21%, 07/15/46 (Call 06/15/23)(a)	1,600	1,668,189
Series 2013-C10, Class AS, 4.21%, 07/15/46 (Call 06/15/23)(a)	8,166	8,475,613
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	5,252,572
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	1,976,333
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	7,275	7,799,462
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	17,025	18,263,965
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	16,420	17,530,051
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 01/15/26)	2,000	2,124,978
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 11/15/26)	9,522	10,205,932
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,760,949
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 05/15/27)	12,000	12,998,721
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	21,700	24,380,175
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 05/15/28)	700	774,052
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	7,660	8,325,848
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	720	775,410
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	20,789,040
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 09/15/31)	10,430	10,703,606
UBS Commercial Mortgage Trust, Series 2018-C08,Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	20,181,698
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63 (Call 06/10/22)	19,115	19,226,719
Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	5,500	5,601,902
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	4,652,620
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	25,059	26,157,120
Series 2014-LC16, Class A5, 3.82%, 08/15/50 (Call 05/15/24)	15,200	15,971,282
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	10,343	10,660,507
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 02/15/25)	8,500	8,971,481
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	5,378,836
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	11,037	11,678,730
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	6,480	6,615,966

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 11/15/30)	$17,680	$17,555,954
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	5,200	5,398,118
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	27,100	27,483,460
Series 2013-C14, Class A5, 3.34%, 06/15/46 (Call 05/15/23)	10,315	10,625,539
		1,103,043,776
Total Collaterized Mortgage Obligations — 1.2%
(Cost: $1,076,852,047)		1,103,043,776

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	1,833	1,841,890
3.38%, 03/01/41 (Call 09/01/40)	5,080	5,367,122
4.65%, 10/01/28 (Call 07/01/28)	591	682,906
4.75%, 03/30/30 (Call 12/30/29)	2,648	3,100,702
5.40%, 10/01/48 (Call 04/01/48)	840	1,187,281
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	4,917	4,887,350
2.60%, 08/01/31 (Call 05/01/31)	2,385	2,400,574
4.20%, 06/01/30 (Call 03/01/30)	1,876	2,110,988
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	6,295	6,742,574
3.65%, 11/01/24 (Call 08/01/24)	1,850	1,958,762
WPP Finance 2010, 3.75%, 09/19/24	5,821	6,196,455
		36,476,604
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	3,085	3,086,944
1.43%, 02/04/24 (Call 02/04/22)	5,655	5,655,396
1.88%, 06/15/23 (Call 04/15/23)	1,992	2,012,179
1.95%, 02/01/24	378	383,213
2.20%, 02/04/26 (Call 02/04/23)	6,345	6,333,071
2.25%, 06/15/26 (Call 03/15/26)	3,284	3,293,918
2.60%, 10/30/25 (Call 07/30/25)	2,958	3,030,767
2.70%, 02/01/27 (Call 12/01/26)	6,615	6,746,771
2.75%, 02/01/26 (Call 01/01/26)	75	77,078
2.80%, 03/01/23 (Call 02/01/23)	2,500	2,551,000
2.80%, 03/01/24 (Call 02/01/24)	1,972	2,031,574
2.80%, 03/01/27 (Call 12/01/26)	2,220	2,273,813
2.85%, 10/30/24 (Call 07/30/24)(b)	4,146	4,288,705
2.95%, 02/01/30 (Call 11/01/29)	4,244	4,280,923
3.10%, 05/01/26 (Call 03/01/26)	4,921	5,114,986
3.20%, 03/01/29 (Call 12/01/28)	3,161	3,267,052
3.25%, 02/01/28 (Call 12/01/27)	125	129,994
3.25%, 03/01/28 (Call 12/01/27)	1,809	1,872,405
3.25%, 02/01/35 (Call 11/01/34)	2,824	2,824,932
3.38%, 06/15/46 (Call 12/15/45)	1,043	1,016,696
3.45%, 11/01/28 (Call 08/01/28)	4,643	4,866,793
3.50%, 03/01/39 (Call 09/01/38)	2,069	2,066,434
3.55%, 03/01/38 (Call 09/01/37)	1,933	1,960,758
3.60%, 05/01/34 (Call 02/01/34)	2,571	2,680,447
3.63%, 02/01/31 (Call 11/01/30)	357	379,084
3.63%, 03/01/48 (Call 09/01/47)	990	995,237

Security	Par (000)	Value

Aerospace & Defense (continued)
3.65%, 03/01/47 (Call 09/01/46)	$2,008	$2,010,771
3.75%, 02/01/50 (Call 08/01/49)	5,798	6,013,338
3.83%, 03/01/59 (Call 09/01/58)	1,391	1,392,099
3.85%, 11/01/48 (Call 05/01/48)	2,414	2,516,136
3.90%, 05/01/49 (Call 11/01/48)	3,651	3,832,491
3.95%, 08/01/59 (Call 02/01/59)	3,468	3,618,581
4.51%, 05/01/23 (Call 04/01/23)	1,025	1,070,766
4.88%, 05/01/25 (Call 04/01/25)	11,352	12,437,478
5.04%, 05/01/27 (Call 03/01/27)	6,739	7,597,481
5.15%, 05/01/30 (Call 02/01/30)	11,748	13,648,591
5.71%, 05/01/40 (Call 11/01/39)	5,797	7,403,986
5.81%, 05/01/50 (Call 11/01/49)	16,933	22,844,988
5.88%, 02/15/40	3,573	4,608,527
5.93%, 05/01/60 (Call 11/01/59)	12,497	17,356,583
6.13%, 02/15/33	1,403	1,786,201
6.63%, 02/15/38	664	892,217
6.88%, 03/15/39	1,770	2,461,539
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(b)	1,875	1,858,013
1.88%, 08/15/23 (Call 06/15/23)	2,586	2,634,022
2.13%, 08/15/26 (Call 05/15/26)	4,013	4,137,122
2.25%, 06/01/31 (Call 03/01/31)	1,375	1,397,921
2.38%, 11/15/24 (Call 09/15/24)(b)	751	777,766
2.63%, 11/15/27 (Call 08/15/27)	2,304	2,426,319
2.85%, 06/01/41 (Call 12/01/40)	2,210	2,283,991
3.25%, 04/01/25 (Call 03/01/25)	2,579	2,735,184
3.38%, 05/15/23 (Call 04/15/23)	4,198	4,355,047
3.50%, 05/15/25 (Call 03/15/25)	4,742	5,091,817
3.50%, 04/01/27 (Call 02/01/27)	752	819,823
3.60%, 11/15/42 (Call 05/15/42)	608	697,327
3.63%, 04/01/30 (Call 01/01/30)	3,687	4,117,052
3.75%, 05/15/28 (Call 02/15/28)	3,588	4,000,692
4.25%, 04/01/40 (Call 10/01/39)	1,979	2,418,120
4.25%, 04/01/50 (Call 10/01/49)	2,940	3,808,476
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,950	2,813,562
2.90%, 12/15/29 (Call 09/15/29)	1,956	2,040,225
3.83%, 04/27/25 (Call 01/27/25)	2,371	2,540,692
3.85%, 06/15/23 (Call 05/15/23)	4,438	4,628,346
3.85%, 12/15/26 (Call 09/15/26)	2,828	3,077,175
3.95%, 05/28/24 (Call 02/28/24)(b)	1,415	1,499,546
4.40%, 06/15/28 (Call 03/15/28)	5,912	6,678,853
4.85%, 04/27/35 (Call 10/27/34)	1,946	2,403,797
5.05%, 04/27/45 (Call 10/27/44)	850	1,130,543
6.15%, 12/15/40	1,081	1,555,959
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,230	1,217,466
2.80%, 06/15/50 (Call 12/15/49)	3,320	3,366,048
2.90%, 03/01/25 (Call 12/01/24)	3,882	4,081,030
3.10%, 01/15/23 (Call 11/15/22)	2,305	2,360,804
3.55%, 01/15/26 (Call 10/15/25)	7,421	8,040,431
3.60%, 03/01/35 (Call 09/01/34)	4,898	5,525,483
3.80%, 03/01/45 (Call 09/01/44)	3,395	3,965,937
4.07%, 12/15/42	1,483	1,772,452
4.09%, 09/15/52 (Call 03/15/52)	6,016	7,518,676
4.50%, 05/15/36 (Call 11/15/35)	2,595	3,198,182
4.70%, 05/15/46 (Call 11/15/45)	3,561	4,708,924
5.72%, 06/01/40	627	871,680
Series B, 6.15%, 09/01/36	1,675	2,388,115

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$5,489	$5,737,213
3.20%, 02/01/27 (Call 11/01/26)	2,244	2,394,685
3.25%, 08/01/23	3,345	3,476,525
3.25%, 01/15/28 (Call 10/15/27)	6,973	7,454,416
3.85%, 04/15/45 (Call 10/15/44)	1,539	1,777,637
4.03%, 10/15/47 (Call 04/15/47)	8,091	9,738,328
4.40%, 05/01/30 (Call 02/01/30)	153	177,624
4.75%, 06/01/43	4,059	5,163,089
5.05%, 11/15/40	1,128	1,469,795
5.15%, 05/01/40 (Call 11/01/39)	3,060	4,005,754
5.25%, 05/01/50 (Call 11/01/49)	4,033	5,732,466
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	2,572	2,482,520
2.25%, 07/01/30 (Call 04/01/30)	4,700	4,697,227
2.38%, 03/15/32 (Call 12/15/31)	4,680	4,689,407
2.65%, 11/01/26 (Call 08/01/26)	525	550,867
2.82%, 09/01/51 (Call 03/01/51)	1,440	1,407,614
3.03%, 03/15/52 (Call 09/15/51)	4,755	4,841,446
3.13%, 05/04/27 (Call 02/04/27)	4,913	5,230,183
3.13%, 07/01/50 (Call 01/01/50)	3,230	3,358,683
3.20%, 03/15/24 (Call 01/15/24)	5,585	5,826,942
3.50%, 03/15/27 (Call 12/15/26)	5,482	5,918,038
3.70%, 12/15/23 (Call 09/15/23)	2,568	2,699,815
3.75%, 11/01/46 (Call 05/01/46)	3,799	4,299,176
3.95%, 08/16/25 (Call 06/16/25)	5,564	6,032,433
4.05%, 05/04/47 (Call 11/04/46)	3,928	4,659,747
4.13%, 11/16/28 (Call 08/16/28)	7,245	8,154,827
4.15%, 05/15/45 (Call 11/16/44)	4,186	4,986,572
4.35%, 04/15/47 (Call 10/15/46)	3,340	4,122,696
4.45%, 11/16/38 (Call 05/16/38)	3,240	3,960,220
4.50%, 06/01/42	11,882	14,746,394
4.63%, 11/16/48 (Call 05/16/48)	5,788	7,516,702
4.70%, 12/15/41	1,940	2,441,102
4.80%, 12/15/43 (Call 06/15/43)	2,911	3,719,938
4.88%, 10/15/40	469	603,050
7.20%, 08/15/27	2,203	2,801,445
Teledyne Technologies Inc.
0.65%, 04/01/23	500	498,080
0.95%, 04/01/24 (Call 04/01/22)	485	481,678
1.60%, 04/01/26 (Call 03/01/26)	460	456,854
2.25%, 04/01/28 (Call 02/01/28)	250	251,700
2.75%, 04/01/31 (Call 01/01/31)	1,420	1,447,562
		465,665,011
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	2,572	2,643,347
2.45%, 02/04/32 (Call 11/04/31)	7,210	6,813,378
2.63%, 09/16/26 (Call 06/16/26)	4,280	4,428,430
3.40%, 05/06/30 (Call 02/06/30)	4,049	4,198,003
3.40%, 02/04/41 (Call 08/04/40)	3,957	3,691,010
3.70%, 02/04/51 (Call 08/04/50)	4,567	4,321,432
3.88%, 09/16/46 (Call 03/16/46)	5,767	5,659,676
4.00%, 01/31/24	60	63,644
4.00%, 02/04/61 (Call 08/04/60)	2,825	2,715,729
4.25%, 08/09/42	3,071	3,133,802
4.40%, 02/14/26 (Call 12/14/25)	2,106	2,319,148
4.45%, 05/06/50 (Call 11/06/49)	2,638	2,785,728
4.50%, 05/02/43	4,528	4,789,266
4.80%, 02/14/29 (Call 11/14/28)	2,425	2,748,398

Security	Par (000)	Value

Agriculture (continued)
5.38%, 01/31/44	$5,702	$6,671,055
5.80%, 02/14/39 (Call 08/14/38)	7,852	9,539,552
5.95%, 02/14/49 (Call 08/14/48)	5,957	7,563,365
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,850	6,107,576
2.70%, 09/15/51 (Call 03/15/51)	575	581,549
3.25%, 03/27/30 (Call 12/27/29)	2,438	2,660,272
3.75%, 09/15/47 (Call 03/15/47)	1,499	1,805,096
4.02%, 04/16/43	637	772,789
4.50%, 03/15/49 (Call 09/15/48)	3,674	4,899,610
4.54%, 03/26/42	1,252	1,621,766
5.38%, 09/15/35	417	560,194
5.94%, 10/01/32	147	197,027
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,330	1,299,929
2.73%, 03/25/31 (Call 12/25/30)	3,778	3,656,197
2.79%, 09/06/24 (Call 08/06/24)	4,968	5,133,434
3.22%, 08/15/24 (Call 06/15/24)	7,917	8,247,060
3.22%, 09/06/26 (Call 07/06/26)	6,977	7,280,500
3.46%, 09/06/29 (Call 06/06/29)	3,377	3,489,252
3.56%, 08/15/27 (Call 05/15/27)	8,612	9,031,146
3.73%, 09/25/40 (Call 03/25/40)	1,628	1,577,483
3.98%, 09/25/50 (Call 03/25/50)	1,626	1,592,000
4.39%, 08/15/37 (Call 02/15/37)	7,724	8,204,278
4.54%, 08/15/47 (Call 02/15/47)	8,221	8,622,185
4.70%, 04/02/27 (Call 02/02/27)	2,080	2,295,592
4.76%, 09/06/49 (Call 03/06/49)	5,195	5,583,015
4.91%, 04/02/30 (Call 01/02/30)	3,858	4,356,068
5.28%, 04/02/50 (Call 10/02/49)	3,552	4,120,249
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	2,453	2,409,974
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	940	940,583
2.75%, 05/14/31 (Call 02/14/31)	3,800	3,837,050
3.25%, 08/15/26 (Call 05/15/26)	2,663	2,824,697
3.75%, 09/25/27 (Call 06/25/27)	2,920	3,179,938
4.35%, 03/15/24 (Call 02/15/24)	6,151	6,571,605
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,495	1,446,413
1.13%, 05/01/23	1,649	1,659,636
1.50%, 05/01/25 (Call 04/01/25)	2,144	2,154,570
1.75%, 11/01/30 (Call 08/01/30)	393	376,356
2.10%, 05/01/30 (Call 02/01/30)	1,428	1,407,694
2.13%, 05/10/23 (Call 03/10/23)	3,188	3,245,033
2.63%, 03/06/23	1,027	1,053,004
2.75%, 02/25/26 (Call 11/25/25)	3,670	3,833,792
2.88%, 05/01/24 (Call 04/01/24)	3,963	4,132,894
3.13%, 08/17/27 (Call 05/17/27)	2,120	2,271,220
3.13%, 03/02/28 (Call 12/02/27)	5,011	5,337,617
3.25%, 11/10/24	3,340	3,544,274
3.38%, 08/11/25 (Call 05/11/25)	2,173	2,315,245
3.38%, 08/15/29 (Call 05/15/29)	3,921	4,252,756
3.60%, 11/15/23	2,158	2,275,956
3.88%, 08/21/42	2,916	3,148,930
4.13%, 03/04/43	1,394	1,548,790
4.25%, 11/10/44	1,584	1,816,943
4.38%, 11/15/41	3,012	3,469,944
4.50%, 03/20/42	3,785	4,414,748
4.88%, 11/15/43	3,715	4,516,734
6.38%, 05/16/38	5,313	7,477,304

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$8,126	$8,800,864
4.85%, 09/15/23	1,900	2,025,286
5.70%, 08/15/35 (Call 02/15/35)	1,776	2,120,864
5.85%, 08/15/45 (Call 02/15/45)	6,373	7,755,941
6.15%, 09/15/43	2,663	3,309,417
7.25%, 06/15/37	2,300	3,108,772
		280,364,074
Airlines — 0.1%
American Airlines Pass Through Trust Class A, 2.88%, 01/11/36	4,530	4,395,776
Series 2015-2, Class AA, 3.60%, 03/22/29	895	921,379
Series 2016-1, Class AA, 3.58%, 07/15/29	796	823,934
Series 2016-2, Class AA, 3.20%, 12/15/29	752	759,708
Series 2016-3, Class AA, 3.00%, 04/15/30	526	529,417
Series 2017-1, Class AA, 3.65%, 02/15/29	3,732	3,892,770
Series 2017-2, Class AA, 3.35%, 04/15/31	1,332	1,356,434
Series 2019-1, Class AA, 3.15%, 08/15/33	1,431	1,451,442
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 04/29/26	1,011	1,051,706
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	200	207,438
Delta Air Lines Pass Through Trust, Series 2020,Class AA, 2.00%, 12/10/29	5,575	5,489,672
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	2,009	2,169,453
Series 2019-1, Class AA, 2.75%, 11/15/33	1,142	1,145,402
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	1,008	1,013,514
3.00%, 11/15/26 (Call 08/15/26)	1,490	1,561,907
3.45%, 11/16/27 (Call 08/16/27)(b)	1,858	1,970,465
4.75%, 05/04/23	1,706	1,790,686
5.13%, 06/15/27 (Call 04/15/27)	6,798	7,756,042
5.25%, 05/04/25 (Call 04/04/25)	4,504	5,021,645
Spirit Airlines Pass Through Trust, Series 2015-1,Class A, 4.10%, 10/01/29(b)	1,580	1,643,956
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	2,065	2,155,946
Series 2013-1, Class A, 4.30%, 02/15/27	947	998,863
Series 2014-1, Class A, 4.00%, 10/11/27	3,535	3,698,981
Series 2014-2, Class A, 3.75%, 03/03/28	3,379	3,548,452
Series 2016-1, Class AA, 3.10%, 01/07/30	2,286	2,365,563
Series 2016-2, Class AA, 2.88%, 04/07/30	1,408	1,435,717
Series 2018-1, Class AA, 3.50%, 09/01/31	2,782	2,934,301
Series 2019, Class AA, 4.15%, 02/25/33	410	446,641
Series 2019-2, Class AA, 2.70%, 11/01/33	1,676	1,672,873
Series 2020-1, Class A, 5.88%, 04/15/29	3,864	4,218,405
Series 2020-1, Class B, 4.88%, 07/15/27	2,046	2,126,378
		70,554,866
Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	763	777,993
2.38%, 11/01/26 (Call 08/01/26)	845	883,955
2.40%, 03/27/25 (Call 02/27/25)	8,626	8,959,222
2.75%, 03/27/27 (Call 01/27/27)	5,942	6,294,123
2.85%, 03/27/30 (Call 12/27/29)	6,330	6,728,537
3.25%, 03/27/40 (Call 09/27/39)	1,845	2,019,980
3.38%, 11/01/46 (Call 05/01/46)	3,775	4,278,094
3.38%, 03/27/50 (Call 09/27/49)	3,317	3,805,859

Security	Par (000)	Value

Apparel (continued)
3.63%, 05/01/43 (Call 11/01/42)	$1,179	$1,361,792
3.88%, 11/01/45 (Call 05/01/45)	3,703	4,478,149
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,608	1,767,787
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	1,954	2,039,624
3.75%, 09/15/25 (Call 07/15/25)	4,155	4,475,060
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	1,290	1,409,093
4.25%, 04/01/25 (Call 01/01/25)	3,009	3,270,061
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	3,769	3,883,992
2.80%, 04/23/27 (Call 02/23/27)	3,909	4,098,078
2.95%, 04/23/30 (Call 01/23/30)	2,659	2,772,460
		63,303,859
Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.55%, 07/12/24	442	435,732
0.65%, 09/08/23	1,451	1,447,431
0.75%, 08/09/24	700	692,902
0.88%, 07/07/23	460	460,823
1.00%, 09/10/25	315	310,889
1.20%, 07/08/25	35	34,789
1.30%, 09/09/26	2,335	2,301,936
1.80%, 01/13/31	606	592,638
1.95%, 05/10/23	1,885	1,917,592
2.00%, 03/24/28	1,095	1,104,001
2.05%, 01/10/23	3,045	3,094,238
2.15%, 09/10/24	2,678	2,750,199
2.30%, 09/09/26	1,911	1,974,675
2.35%, 01/08/27	1,636	1,684,556
2.40%, 06/27/24	4,160	4,296,365
2.90%, 02/16/24	3,240	3,365,453
3.45%, 07/14/23	2,764	2,880,751
3.50%, 02/15/28	3,336	3,670,401
3.55%, 01/12/24	5,355	5,638,172
3.63%, 10/10/23	3,743	3,933,631
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,905	1,874,653
1.50%, 09/01/30 (Call 06/01/30)	1,049	997,672
2.60%, 09/01/50 (Call 03/01/50)	3,270	3,153,261
3.65%, 10/01/23 (Call 07/01/23)	3,476	3,636,661
4.88%, 10/01/43 (Call 04/01/43)	1,021	1,370,233
Daimler Finance North America LLC, 8.50%, 01/18/31	6,519	9,763,311
General Motors Co.
4.00%, 04/01/25	2,067	2,216,258
4.20%, 10/01/27 (Call 07/01/27)	2,228	2,431,907
4.88%, 10/02/23	7,040	7,491,053
5.00%, 10/01/28 (Call 07/01/28)	2,620	3,003,935
5.00%, 04/01/35	2,808	3,332,029
5.15%, 04/01/38 (Call 10/01/37)	2,968	3,572,908
5.20%, 04/01/45	3,247	4,023,001
5.40%, 10/02/23	3,954	4,258,063
5.40%, 04/01/48 (Call 10/01/47)	4,454	5,714,393
5.95%, 04/01/49 (Call 10/01/48)	3,982	5,480,227
6.13%, 10/01/25 (Call 09/01/25)	7,056	8,134,016
6.25%, 10/02/43	1,785	2,435,972
6.60%, 04/01/36 (Call 10/01/35)	5,665	7,654,378
6.75%, 04/01/46 (Call 10/01/45)	4,087	5,925,210
6.80%, 10/01/27 (Call 08/01/27)	3,336	4,084,498

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.05%, 03/08/24	$2,579	$2,564,403
1.20%, 10/15/24	3,190	3,170,541
1.25%, 01/08/26 (Call 12/08/25)	40	39,034
1.50%, 06/10/26 (Call 05/10/26)	5,100	5,011,158
1.70%, 08/18/23	1,365	1,378,718
2.35%, 01/08/31 (Call 10/08/30)	250	241,987
2.40%, 04/10/28 (Call 02/10/28)	2,950	2,939,852
2.40%, 10/15/28 (Call 08/15/28)	5,540	5,490,971
2.70%, 08/20/27 (Call 06/20/27)	514	523,175
2.70%, 06/10/31 (Call 03/10/31)	4,075	4,039,058
2.75%, 06/20/25 (Call 05/20/25)	8,379	8,660,367
2.90%, 02/26/25 (Call 01/26/25)	6,391	6,621,332
3.25%, 01/05/23 (Call 12/05/22)	7,663	7,845,533
3.50%, 11/07/24 (Call 09/07/24)	5,240	5,516,777
3.60%, 06/21/30 (Call 03/21/30)	1,696	1,802,916
3.70%, 05/09/23 (Call 03/09/23)	5,034	5,206,364
3.85%, 01/05/28 (Call 10/05/27)	4,019	4,351,130
3.95%, 04/13/24 (Call 02/13/24)	2,953	3,113,938
4.00%, 01/15/25 (Call 10/15/24)	2,265	2,409,892
4.00%, 10/06/26 (Call 07/06/26)	5,606	6,067,430
4.15%, 06/19/23 (Call 05/19/23)	2,807	2,931,547
4.25%, 05/15/23	1,909	1,995,191
4.30%, 07/13/25 (Call 04/13/25)	2,863	3,094,187
4.35%, 04/09/25 (Call 02/09/25)	2,127	2,300,840
4.35%, 01/17/27 (Call 10/17/26)	5,444	5,968,312
5.10%, 01/17/24 (Call 12/17/23)	7,975	8,579,744
5.25%, 03/01/26 (Call 12/01/25)	3,834	4,313,672
5.65%, 01/17/29 (Call 10/17/28)	2,464	2,935,659
PACCAR Financial Corp.
0.35%, 08/11/23	350	347,802
0.35%, 02/02/24	560	553,762
0.50%, 08/09/24	575	567,053
0.80%, 06/08/23	810	811,417
0.90%, 11/08/24	170	169,034
1.10%, 05/11/26	1,065	1,052,689
1.80%, 02/06/25(b)	981	1,000,424
1.90%, 02/07/23	977	991,704
2.15%, 08/15/24	1,473	1,512,005
2.65%, 04/06/23	240	246,494
3.40%, 08/09/23	1,297	1,356,065
Stellantis NV, 5.25%, 04/15/23	22,850	24,132,342
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	4,465	4,428,833
1.34%, 03/25/26 (Call 02/25/26)	2,710	2,692,656
2.36%, 07/02/24	2,260	2,334,874
2.36%, 03/25/31 (Call 12/25/30)	1,220	1,260,236
2.76%, 07/02/29(b)	977	1,029,944
3.42%, 07/20/23	4,530	4,732,264
3.67%, 07/20/28	1,533	1,705,585
Toyota Motor Credit Corp.
0.40%, 04/06/23	25	24,938
0.45%, 01/11/24	205	203,018
0.50%, 08/14/23	1,301	1,296,446
0.50%, 06/18/24	4,900	4,833,164
0.63%, 09/13/24	3,000	2,962,020
0.80%, 10/16/25	385	376,203
1.13%, 06/18/26(b)	8,904	8,759,844
1.15%, 08/13/27	1,923	1,862,868
1.35%, 08/25/23(b)	2,522	2,548,279

Security	Par (000)	Value

Auto Manufacturers (continued)
1.65%, 01/10/31	$585	$566,795
1.80%, 02/13/25	2,668	2,714,450
1.90%, 04/06/28	3,398	3,408,228
1.90%, 09/12/31	3,860	3,799,128
2.00%, 10/07/24	1,868	1,911,580
2.15%, 02/13/30	3,800	3,840,356
2.25%, 10/18/23	3,805	3,910,589
2.63%, 01/10/23	3,175	3,247,168
2.70%, 01/11/23	2,546	2,605,373
2.90%, 03/30/23	5,442	5,605,532
2.90%, 04/17/24	1,257	1,312,119
3.00%, 04/01/25	4,533	4,784,310
3.05%, 01/11/28	2,655	2,868,090
3.20%, 01/11/27	4,267	4,586,854
3.35%, 01/08/24(b)	3,112	3,269,529
3.38%, 04/01/30	1,214	1,339,285
3.40%, 04/14/25	3,550	3,794,808
3.45%, 09/20/23	4,796	5,026,640
3.65%, 01/08/29(b)	5,675	6,349,701
		380,987,039
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	8,000	7,761,840
4.35%, 03/15/29 (Call 12/15/28)	760	869,767
4.40%, 10/01/46 (Call 04/01/46)	1,092	1,302,035
5.40%, 03/15/49 (Call 09/15/48)	1,797	2,446,705
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(b)	2,058	2,134,496
3.38%, 03/15/25 (Call 12/15/24)	454	481,149
4.38%, 03/15/45 (Call 09/15/44)	1,885	2,233,424
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,500	1,478,565
3.50%, 05/30/30 (Call 02/28/30)	325	346,629
3.55%, 01/15/52 (Call 07/15/51)	885	876,079
3.80%, 09/15/27 (Call 06/15/27)	1,574	1,722,554
4.25%, 05/15/29 (Call 02/15/29)	2,775	3,096,956
5.25%, 05/15/49 (Call 11/15/48)(b)	1,260	1,591,506
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	573	583,245
3.63%, 06/15/24 (Call 03/15/24)	4,750	5,041,460
4.15%, 10/01/25 (Call 07/01/25)	1,934	2,113,030
		34,079,440
Banks — 5.6%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	3,625	3,959,551
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,470	8,466,443
1.13%, 09/18/25	4,985	4,888,490
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(a)	425	423,109
1.72%, 09/14/27 (Call 09/14/26)(a)	2,900	2,849,250
1.85%, 03/25/26	3,525	3,513,473
2.71%, 06/27/24	6,680	6,930,300
2.75%, 05/28/25	7,329	7,592,478
2.75%, 12/03/30	1,583	1,547,652
2.96%, 03/25/31	4,000	4,066,160
3.13%, 02/23/23	6,151	6,320,583
3.23%, 11/22/32 (Call 11/22/31)(a)	5,800	5,767,520
3.31%, 06/27/29	3,824	4,079,787

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.49%, 05/28/30	$5,150	$5,444,683
3.80%, 02/23/28	721	783,864
3.85%, 04/12/23	2,503	2,601,643
4.25%, 04/11/27	4,905	5,400,895
4.38%, 04/12/28	2,131	2,391,280
5.18%, 11/19/25	5,833	6,505,662
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	5,350	5,311,426
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	11,075	10,999,025
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	11,293	11,201,753
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	1,273	1,257,278
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	9,295	9,113,004
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	14,498	14,358,964
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)	3,709	3,735,964
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	17,356	17,202,399
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	1,750	1,674,120
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	13,056	12,465,347
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	3,310	3,358,823
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(a)	7,100	7,003,440
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	6,565	6,445,517
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	10,486	10,774,260
2.48%, 09/21/36 (Call 09/21/31)(a)	6,310	6,096,722
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	12,624	12,662,629
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	8,755	8,806,304
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	12,831	12,965,341
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	13,517	13,101,623
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(a)	12,620	12,793,904
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	2,794	2,775,001
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	7,163	7,415,567
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	5,160	5,260,156
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(a)	23,101	23,625,855
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	3,894	4,072,579
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	9,494	10,020,347
3.25%, 10/21/27 (Call 10/21/26)	10,051	10,655,467
3.30%, 01/11/23	18,184	18,726,974

Security	Par (000)	Value

Banks (continued)
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)	$11,820	$12,522,581
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	4,469	4,717,521
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	17,110	18,230,192
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	6,479	6,788,891
3.50%, 04/19/26	11,116	11,968,153
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(a)	7,010	7,237,264
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	13,437	14,346,147
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	8,876	9,540,280
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	8,455	9,111,953
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	10,253	11,124,095
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(a)	9,006	9,411,810
3.88%, 08/01/25	1,793	1,947,575
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(a)	2,150	2,546,718
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	8,325	9,153,254
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	9,042	9,993,851
4.00%, 04/01/24	6,020	6,412,203
4.00%, 01/22/25	9,414	10,069,497
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	2,254	2,598,479
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(a)	14,728	17,982,593
4.10%, 07/24/23	4,974	5,252,793
4.13%, 01/22/24	4,236	4,512,611
4.20%, 08/26/24	7,182	7,699,032
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	6,219	7,305,646
4.25%, 10/22/26	10,019	11,040,537
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	12,889	14,397,271
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	10,135	12,708,986
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	7,360	9,327,402
4.45%, 03/03/26	6,565	7,227,802
4.88%, 04/01/44	1,133	1,481,715
5.00%, 01/21/44	7,640	10,002,899
5.88%, 02/07/42	5,832	8,363,146
6.11%, 01/29/37	8,437	11,391,216
6.22%, 09/15/26	2,009	2,395,130
7.75%, 05/14/38	6,914	10,876,068
Series L, 3.95%, 04/21/25	10,703	11,490,634
Series L, 4.18%, 11/25/27 (Call 11/25/26)	10,246	11,205,333
Series L, 4.75%, 04/21/45	4,078	5,168,457
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	10,300	10,212,038
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	9,835	9,943,185

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)	$5,335	$5,953,807
Bank of America N.A., 6.00%, 10/15/36	6,338	8,715,320
Bank of Montreal
0.40%, 09/15/23	130	129,288
0.45%, 12/08/23	236	234,107
0.63%, 07/09/24	1,211	1,195,717
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	440	428,111
1.25%, 09/15/26	5,155	5,052,931
1.85%, 05/01/25	5,427	5,521,158
2.50%, 06/28/24	1,058	1,094,617
3.80%, 12/15/32 (Call 12/15/27)(a)	6,208	6,663,046
4.34%, 10/05/28 (Call 10/05/23)(a)	4,659	4,917,714
Series E, 3.30%, 02/05/24	7,910	8,291,974
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	90	89,315
0.50%, 04/26/24 (Call 03/26/24)	1,793	1,774,622
1.05%, 10/15/26 (Call 09/15/26)	2,295	2,245,176
1.60%, 04/24/25 (Call 03/24/25)	1,491	1,506,715
1.65%, 07/14/28 (Call 05/14/28)	2,390	2,361,153
1.65%, 01/28/31 (Call 10/28/30)	201	195,911
1.80%, 07/28/31 (Call 04/28/31)(b)	5,050	4,940,617
1.85%, 01/27/23 (Call 01/02/23)	2,758	2,796,915
2.10%, 10/24/24	3,571	3,671,238
2.20%, 08/16/23 (Call 06/16/23)	5,705	5,839,923
2.45%, 08/17/26 (Call 05/17/26)	2,754	2,872,642
2.80%, 05/04/26 (Call 02/04/26)	3,612	3,797,837
2.95%, 01/29/23 (Call 12/29/22)	4,129	4,233,670
3.00%, 10/30/28 (Call 07/30/28)	3,222	3,439,388
3.25%, 09/11/24 (Call 08/11/24)	2,372	2,505,733
3.25%, 05/16/27 (Call 02/16/27)	4,022	4,340,060
3.30%, 08/23/29 (Call 05/23/29)	2,254	2,446,852
3.40%, 05/15/24 (Call 04/15/24)	4,647	4,906,721
3.40%, 01/29/28 (Call 10/29/27)	3,967	4,325,379
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	2,136	2,298,806
3.45%, 08/11/23	2,931	3,066,940
3.50%, 04/28/23	2,724	2,832,579
3.85%, 04/28/28	2,295	2,587,452
3.95%, 11/18/25 (Call 10/18/25)	4,294	4,711,892
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	2,680	2,830,911
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,926	3,088,100
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,247	2,233,001
Series J, 1.90%, 01/25/29 (Call 11/25/28)	3,310	3,306,591
Bank of Nova Scotia (The)
0.40%, 09/15/23	65	64,533
0.55%, 09/15/23	1,150	1,145,320
0.65%, 07/31/24	8,685	8,578,261
0.70%, 04/15/24	996	985,920
0.80%, 06/15/23	100	100,178
1.05%, 03/02/26	675	661,149
1.30%, 06/11/25	4,205	4,191,922
1.30%, 09/15/26 (Call 06/15/26)	7,475	7,340,674
1.35%, 06/24/26	5,110	5,051,184
1.63%, 05/01/23	1,879	1,904,197
1.95%, 02/01/23	1,928	1,957,036
2.15%, 08/01/31	935	927,464
2.20%, 02/03/25	4,879	5,013,026
2.38%, 01/18/23	2,128	2,170,666

Security	Par (000)	Value

Banks (continued)
2.70%, 08/03/26	$5,196	$5,433,977
3.40%, 02/11/24	6,728	7,074,156
4.50%, 12/16/25	4,687	5,193,009
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(a)	320	320,048
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	771	852,302
5.13%, 06/11/30 (Call 03/11/30)	2,390	2,743,003
Barclays Bank PLC, 3.75%, 05/15/24	665	708,724
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	722	717,524
2.28%, 11/24/27 (Call 11/24/26)(a)	7,000	7,008,050
2.65%, 06/24/31 (Call 06/24/30)(a)	1,124	1,120,448
2.67%, 03/10/32 (Call 03/10/31)(a)	1,150	1,138,868
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	3,320	3,430,822
3.33%, 11/24/42 (Call 11/24/41)(a)	5,000	5,073,750
3.56%, 09/23/35 (Call 09/23/30)(a)	1,950	2,006,492
3.65%, 03/16/25	9,793	10,397,522
3.68%, 01/10/23 (Call 01/10/22)	6,217	6,236,646
3.81%, 03/10/42 (Call 03/10/41)(a)	300	316,119
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	6,327	6,683,400
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	5,389	5,642,822
4.34%, 01/10/28 (Call 01/10/27)	7,120	7,797,183
4.38%, 09/11/24	7,128	7,631,664
4.38%, 01/12/26	11,842	12,963,911
4.84%, 05/09/28 (Call 05/07/27)	8,093	8,927,226
4.95%, 01/10/47	6,857	8,948,454
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	5,520	6,326,858
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	4,710	5,357,484
5.20%, 05/12/26	7,098	7,981,914
5.25%, 08/17/45	4,819	6,480,929
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	4,346	4,686,248
2.50%, 08/27/24 (Call 07/27/24)	2,827	2,934,115
BNP Paribas SA
3.25%, 03/03/23	5,047	5,212,289
4.25%, 10/15/24	4,544	4,918,744
BPCE SA
3.38%, 12/02/26	3,095	3,331,737
4.00%, 04/15/24	3,270	3,489,907
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	750	781,043
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	490	487,300
0.50%, 12/14/23	6,170	6,101,451
0.95%, 06/23/23	2,648	2,655,203
0.95%, 10/23/25	2,953	2,899,137
1.00%, 10/18/24	3,590	3,558,839
1.25%, 06/22/26 (Call 05/22/26)	6,625	6,445,462
2.25%, 01/28/25	2,565	2,635,666
3.10%, 04/02/24	5,653	5,912,699
3.50%, 09/13/23	6,146	6,454,222
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	950	968,953
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	8,052	8,498,886

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	$1,771	$1,760,480
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	4,200	4,170,642
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	9,349	9,083,675
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	1,320	1,316,502
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	9,545	9,362,595
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)	1,903	1,923,039
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)	2,255	2,255,293
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	9,738	9,810,743
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	12,640	12,719,000
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	9,432	9,600,078
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	1,985	1,974,638
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	2,612	2,722,409
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	14,852	15,602,769
3.20%, 10/21/26 (Call 07/21/26)	9,785	10,369,752
3.30%, 04/27/25	5,192	5,517,954
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	13,990	14,646,551
3.38%, 03/01/23	2,095	2,161,600
3.40%, 05/01/26	7,002	7,516,647
3.50%, 05/15/23	6,615	6,853,008
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	9,908	10,603,938
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	8,435	9,093,605
3.70%, 01/12/26	7,699	8,330,010
3.75%, 06/16/24	4,629	4,929,792
3.88%, 10/25/23(b)	1,833	1,941,202
3.88%, 03/26/25	5,498	5,884,564
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)	891	1,013,495
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	11,227	12,158,504
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	10,149	11,228,752
4.00%, 08/05/24	4,119	4,404,653
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	8,355	8,740,333
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	9,078	10,031,099
4.13%, 07/25/28	6,819	7,493,808
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	1,445	1,801,698
4.30%, 11/20/26	5,279	5,827,066
4.40%, 06/10/25	2,615	2,843,943
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	12,734	14,521,472

Security	Par (000)	Value

Banks (continued)
4.45%, 09/29/27	$15,357	$17,111,384
4.60%, 03/09/26	7,800	8,628,360
4.65%, 07/30/45	5,475	7,014,296
4.65%, 07/23/48 (Call 06/23/48)	6,708	8,854,426
4.75%, 05/18/46	7,998	10,104,033
5.30%, 05/06/44	5,620	7,411,712
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	1,752	2,322,346
5.50%, 09/13/25	8,343	9,439,437
5.88%, 02/22/33	1,096	1,400,206
5.88%, 01/30/42	3,949	5,653,783
6.00%, 10/31/33	4,439	5,775,494
6.13%, 08/25/36	1,008	1,377,160
6.63%, 01/15/28	707	889,222
6.63%, 06/15/32	3,820	5,113,032
6.68%, 09/13/43	4,379	6,696,104
8.13%, 07/15/39	6,973	11,863,444
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	553	568,727
3.70%, 03/29/23 (Call 02/28/23)	2,478	2,568,224
3.75%, 02/18/26 (Call 11/18/25)	2,074	2,252,758
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,273	1,293,457
2.64%, 09/30/32 (Call 07/02/32)	1,117	1,116,006
2.85%, 07/27/26 (Call 04/27/26)	3,160	3,320,212
3.25%, 04/30/30 (Call 01/30/30)	5,163	5,500,712
4.30%, 12/03/25 (Call 11/03/25)	250	273,380
Comerica Bank
2.50%, 07/23/24	1,816	1,882,393
4.00%, 07/27/25	1,055	1,145,530
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	4,762	4,972,052
4.00%, 02/01/29 (Call 11/03/28)	2,401	2,719,469
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	6,008	6,496,210
4.38%, 08/04/25	5,519	6,027,521
4.63%, 12/01/23	7,616	8,132,746
5.25%, 05/24/41	3,132	4,362,312
5.25%, 08/04/45	6,590	8,911,327
5.75%, 12/01/43	4,955	6,985,014
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	839	829,536
2.75%, 01/10/23	3,848	3,939,121
3.38%, 05/21/25	2,587	2,776,731
Credit Agricole Corporate & Investment Bank SA,0.78%, 06/28/24 (Call 06/28/22)(b)	250	247,515
Credit Suisse AG/New York NY
0.50%, 02/02/24	495	489,837
0.52%, 08/09/23	135	134,351
1.00%, 05/05/23	10,905	10,944,585
1.25%, 08/07/26	2,995	2,921,862
2.95%, 04/09/25	5,075	5,326,568
3.63%, 09/09/24	11,839	12,595,157
Credit Suisse Group AG
3.75%, 03/26/25	5,621	5,982,262
3.80%, 06/09/23	8,712	9,071,457
4.55%, 04/17/26	4,044	4,471,249
4.88%, 05/15/45	5,853	7,473,579
Deutsche Bank AG, 4.10%, 01/13/26	3,354	3,626,982
Deutsche Bank AG/London, 3.70%, 05/30/24	6,605	6,956,122

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
0.90%, 05/28/24	$2,630	$2,612,221
0.96%, 11/08/23	945	942,250
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	875	871,526
1.69%, 03/19/26	3,335	3,326,329
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	3,690	3,691,402
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	10,115	10,259,746
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	4,845	4,838,653
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	2,592	2,606,178
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	7,044	7,435,365
3.70%, 05/30/24	2,536	2,664,017
3.95%, 02/27/23	5,188	5,369,061
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	3,670	3,902,421
4.10%, 01/13/26	1,300	1,402,011
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,640	3,729,544
2.70%, 02/06/30 (Call 11/06/29)	4,385	4,478,006
3.35%, 02/06/23 (Call 01/06/23)	3,108	3,192,817
3.45%, 07/27/26 (Call 04/27/26)	4,138	4,391,742
4.20%, 08/08/23	2,156	2,271,281
4.25%, 03/13/26	1,200	1,319,460
4.65%, 09/13/28 (Call 06/13/28)	4,514	5,160,224
4.68%, 08/09/28 (Call 08/09/23)(a)	2,391	2,511,769
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	3,437	3,477,075
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)	5,530	5,480,341
2.38%, 01/28/25 (Call 12/28/24)	3,958	4,075,315
2.55%, 05/05/27 (Call 04/05/27)	6,569	6,794,908
3.65%, 01/25/24 (Call 12/25/23)	7,816	8,220,400
3.95%, 03/14/28 (Call 02/14/28)	5,073	5,657,156
4.30%, 01/16/24 (Call 12/16/23)	3,775	4,011,315
8.25%, 03/01/38	2,560	4,266,189
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	2,297	2,325,345
2.25%, 02/01/27 (Call 01/01/27)	5,276	5,420,299
3.85%, 03/15/26 (Call 02/15/26)	2,403	2,612,109
3.95%, 07/28/25 (Call 06/28/25)	3,292	3,599,868
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(a)	400	405,836
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	2,408	2,905,372
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	478	494,405
4.00%, 05/26/25 (Call 04/26/25)	145	155,375
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	2,635	3,275,147
4.63%, 02/13/47 (Call 08/13/46)(b)	2,753	3,548,314
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	300	303,480
Goldman Sachs Capital I, 6.35%, 02/15/34	5,315	7,392,315
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	2,246	2,240,250
0.52%, 03/08/23 (Call 03/08/22)	425	423,581
0.63%, 11/17/23, (SOFR + 0.538%)(a)	—	—

Security	Par (000)	Value

Banks (continued)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	$10,334	$10,257,322
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(a)	3,411	3,399,300
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	1,070	1,047,455
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	5,840	5,815,414
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	957	931,257
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	6,504	6,378,993
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	10,100	9,890,829
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	8,720	8,699,159
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	9,980	9,530,501
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	6,930	6,813,437
2.60%, 02/07/30 (Call 11/07/29)	7,171	7,267,593
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	14,010	14,037,319
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	8,430	8,466,249
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	7,050	7,032,798
3.20%, 02/23/23 (Call 01/23/23)	5,086	5,226,221
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	8,518	8,851,224
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	8,325	8,734,174
3.50%, 01/23/25 (Call 10/23/24)	4,081	4,316,392
3.50%, 04/01/25 (Call 03/01/25)	14,697	15,599,249
3.50%, 11/16/26 (Call 11/16/25)	10,728	11,425,856
3.63%, 01/22/23	10,854	11,206,646
3.63%, 02/20/24 (Call 01/20/24)	6,469	6,808,622
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	9,935	10,700,094
3.75%, 05/22/25 (Call 02/22/25)	10,500	11,229,540
3.75%, 02/25/26 (Call 11/25/25)	9,108	9,801,119
3.80%, 03/15/30 (Call 12/15/29)	8,992	9,857,660
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	7,231	7,872,462
3.85%, 07/08/24 (Call 04/08/24)	12,215	12,956,817
3.85%, 01/26/27 (Call 01/26/26)	12,026	12,904,740
4.00%, 03/03/24	9,927	10,542,970
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	4,927	5,617,913
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	7,966	8,850,863
4.25%, 10/21/25	5,238	5,700,830
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	3,204	3,820,482
4.75%, 10/21/45 (Call 04/21/45)	7,739	10,093,668
4.80%, 07/08/44 (Call 01/08/44)	8,794	11,268,016
5.15%, 05/22/45	8,972	11,729,275
5.95%, 01/15/27	4,189	4,947,837
6.13%, 02/15/33	2,788	3,686,182
6.25%, 02/01/41	3,515	5,109,228

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.45%, 05/01/36	$4,266	$5,819,890
6.75%, 10/01/37	21,761	30,781,152
HSBC Bank USA N.A., 7.00%, 01/15/39	1,875	2,914,350
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	880	1,116,122
5.88%, 11/01/34	1,100	1,417,493
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(a)	200	198,544
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	3,230	3,191,208
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	2,380	2,376,620
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	550	537,763
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	8,896	8,852,054
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	585	571,609
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	2,050	2,066,113
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	2,705	2,648,520
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	4,375	4,381,256
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	913	893,727
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	8,409	8,646,891
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	7,430	7,432,600
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	2,753	2,797,846
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)	7,000	7,022,470
3.03%, 11/22/23(a)	—	—
3.60%, 05/25/23	7,262	7,558,435
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	8,885	9,358,304
3.90%, 05/25/26	7,909	8,549,313
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	5,654	5,892,033
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	12,155	13,264,873
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	8,463	9,159,420
4.25%, 03/14/24	10,457	11,071,244
4.25%, 08/18/25	7,776	8,381,439
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	9,269	10,033,507
4.30%, 03/08/26	11,052	12,115,534
4.38%, 11/23/26	7,831	8,556,620
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	13,280	14,890,067
4.95%, 03/31/30	10,112	11,867,140
5.25%, 03/14/44	2,659	3,454,839
6.10%, 01/14/42	2,972	4,257,717
6.50%, 05/02/36	10,897	14,817,087
6.50%, 09/15/37	11,007	15,199,786
6.80%, 06/01/38	7,007	10,008,168

Security	Par (000)	Value

Banks (continued)
7.63%, 05/17/32	$3,179	$4,431,399
HSBC USA Inc., 3.50%, 06/23/24	2,113	2,235,089
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(c)	3,425	3,327,045
2.55%, 02/04/30 (Call 11/04/29)	3,077	3,131,648
2.63%, 08/06/24 (Call 07/06/24)	2,995	3,097,609
4.00%, 05/15/25 (Call 04/15/25)	1,642	1,774,542
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	2,085	2,109,457
3.55%, 10/06/23 (Call 09/06/23)	3,330	3,488,641
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	3,295	3,593,560
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	2,193	2,182,693
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	2,610	2,657,058
3.55%, 04/09/24	4,288	4,522,511
3.95%, 03/29/27	8,197	8,971,535
4.05%, 04/09/29	4,105	4,624,857
4.10%, 10/02/23	4,826	5,101,420
4.55%, 10/02/28	2,921	3,370,688
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	475	469,642
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)	975	970,252
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	1,680	1,678,135
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	10,100	9,961,529
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	7,030	6,947,116
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	10,625	10,526,187
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	1,005	974,549
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,382	1,345,294
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	5,585	5,482,794
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(a)	1,563	1,576,192
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,674	1,654,699
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	1,990	1,881,863
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)	2,795	2,681,579
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	13,015	13,203,197
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	7,756	7,667,039
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	11,517	11,712,904
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	6,775	6,794,173
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	5,731	5,858,457

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	$12,823	$12,945,973
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(a)	880	837,241
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	7,930	7,978,611
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	4,179	4,214,689
2.70%, 05/18/23 (Call 03/18/23)	5,961	6,111,456
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	5,725	5,880,663
2.95%, 10/01/26 (Call 07/01/26)	11,778	12,433,799
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	1,995	2,060,197
2.97%, 01/15/23 (Call 01/15/22)	9,894	9,921,505
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	8,871	9,239,501
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	13,775	14,461,821
3.13%, 01/23/25 (Call 10/23/24)	7,285	7,660,760
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(a)	3,455	3,608,091
3.20%, 01/25/23	10,693	11,011,331
3.20%, 06/15/26 (Call 03/15/26)	5,632	5,978,650
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	6,976	7,278,968
3.30%, 04/01/26 (Call 01/01/26)	9,441	10,063,351
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	8,625	9,393,832
3.38%, 05/01/23	10,434	10,806,911
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	9,444	10,147,578
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	5,395	5,789,159
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	11,332	11,753,097
3.63%, 05/13/24	7,034	7,458,572
3.63%, 12/01/27 (Call 12/01/26)	9,176	9,838,140
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	9,217	10,019,524
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	10,961	11,877,668
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	8,480	8,861,600
3.88%, 02/01/24(b)	11,055	11,736,430
3.88%, 09/10/24	11,359	12,125,619
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	9,046	10,333,608
3.90%, 07/15/25 (Call 04/15/25)	9,970	10,782,256
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	7,508	8,825,729
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	9,507	10,327,739
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	6,636	7,889,673
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	4,400	4,862,308
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	5,966	6,306,957

Security	Par (000)	Value

Banks (continued)
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	$6,961	$8,306,283
4.13%, 12/15/26	10,401	11,504,546
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	9,797	10,934,334
4.25%, 10/01/27	2,973	3,321,703
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	8,823	10,918,198
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	8,346	9,489,903
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	15,185	17,522,883
4.85%, 02/01/44	4,334	5,714,032
4.95%, 06/01/45	5,536	7,304,032
5.40%, 01/06/42	6,653	9,149,804
5.50%, 10/15/40	9,184	12,533,129
5.60%, 07/15/41	7,458	10,462,903
5.63%, 08/16/43	6,057	8,400,574
6.40%, 05/15/38	6,017	8,748,357
7.63%, 10/15/26	2,405	3,043,816
7.75%, 07/15/25	793	961,727
8.00%, 04/29/27	3,620	4,716,570
8.75%, 09/01/30	959	1,444,916
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(a)	2,985	2,974,702
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(a)	363	360,789
1.25%, 03/10/23(b)	440	443,463
3.30%, 06/01/25	663	709,529
3.38%, 03/07/23	1,876	1,940,441
3.40%, 05/20/26	1,982	2,129,758
3.90%, 04/13/29 (Call 03/13/29)	1,930	2,144,037
KeyCorp.
2.25%, 04/06/27	3,002	3,060,899
2.55%, 10/01/29	3,916	4,030,386
4.10%, 04/30/28	3,479	3,943,725
4.15%, 10/29/25	2,754	3,027,140
KfW
0.00%, 04/18/36(d)	8,695	6,803,924
0.00%, 06/29/37(d)	13,341	10,221,474
0.25%, 04/25/23	1,420	1,416,620
0.25%, 10/19/23	2,936	2,918,413
0.25%, 03/08/24	1,900	1,880,354
0.38%, 07/18/25	6,885	6,719,003
0.50%, 09/20/24	400	395,968
0.63%, 01/22/26	1,720	1,687,389
0.75%, 09/30/30	904	852,662
1.00%, 10/01/26	800	792,720
1.38%, 08/05/24	11,595	11,760,924
1.63%, 02/15/23	28,125	28,546,875
1.75%, 09/14/29	9,217	9,419,129
2.00%, 05/02/25	6,637	6,858,012
2.13%, 01/17/23	18,238	18,601,666
2.38%, 12/29/22	19,967	20,401,482
2.50%, 11/20/24	24,760	25,921,492
2.63%, 02/28/24	4,190	4,369,416
2.88%, 04/03/28	10,172	11,109,350
Korea Development Bank (The)
0.40%, 03/09/24(b)	150	148,779

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.80%, 07/19/26	$1,735	$1,690,515
1.00%, 09/09/26	800	786,560
1.63%, 01/19/31	1,990	1,962,996
2.00%, 09/12/26	450	462,848
2.13%, 10/01/24	1,577	1,631,832
2.75%, 03/19/23	480	492,970
3.00%, 01/13/26	4,750	5,068,345
3.25%, 02/19/24	1,230	1,296,875
3.38%, 03/12/23	600	620,730
3.38%, 09/16/25	2,845	3,068,333
3.75%, 01/22/24	3,935	4,183,653
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	270	290,987
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	350	345,769
0.88%, 09/03/30	605	574,429
1.75%, 07/27/26	8,250	8,455,260
2.00%, 01/13/25	11,452	11,814,570
2.38%, 06/10/25	3,415	3,570,041
3.13%, 11/14/23	1,725	1,808,369
Series 37, 2.50%, 11/15/27	2,597	2,760,949
Series 40, 0.50%, 05/27/25	8,860	8,694,495
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	895	881,539
2.44%, 02/05/26 (Call 02/05/25)(a)	3,737	3,832,480
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	4,422	4,732,203
3.75%, 01/11/27	4,699	5,084,083
3.87%, 07/09/25 (Call 07/09/24)(a)	2,997	3,183,743
3.90%, 03/12/24	2,134	2,263,235
4.05%, 08/16/23	5,624	5,915,323
4.34%, 01/09/48	5,974	7,163,483
4.38%, 03/22/28	1,808	2,039,080
4.45%, 05/08/25	4,632	5,063,888
4.50%, 11/04/24	1,695	1,833,092
4.55%, 08/16/28	5,975	6,832,293
4.58%, 12/10/25	7,113	7,802,890
4.65%, 03/24/26	6,777	7,492,312
5.30%, 12/01/45	4,124	5,564,637
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	3,185	3,313,706
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,751	2,896,803
3.40%, 08/17/27	4,820	5,182,609
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	356	354,975
0.95%, 07/19/25 (Call 07/19/24)(a)	1,050	1,040,624
0.96%, 10/11/25 (Call 10/11/24)(a)	2,665	2,634,992
1.41%, 07/17/25	1,464	1,457,968
1.54%, 07/20/27 (Call 07/20/26)(a)	890	877,148
1.64%, 10/13/27 (Call 10/13/26)(a)	2,300	2,275,321
2.05%, 07/17/30	865	845,295
2.19%, 02/25/25	6,714	6,873,055
2.31%, 07/20/32 (Call 07/20/31)(a)	1,285	1,269,837
2.49%, 10/13/32 (Call 10/13/31)(a)	1,255	1,259,631
2.53%, 09/13/23	1,054	1,085,810
2.56%, 02/25/30	5,420	5,503,685
2.76%, 09/13/26	2,585	2,698,792
2.80%, 07/18/24	6,486	6,754,456
3.20%, 07/18/29	7,555	7,983,746
3.29%, 07/25/27	3,157	3,382,063
3.41%, 03/07/24	6,604	6,932,549

Security	Par (000)	Value

Banks (continued)
3.46%, 03/02/23	$2,909	$3,007,150
3.68%, 02/22/27	3,569	3,888,889
3.74%, 03/07/29	6,661	7,338,224
3.75%, 07/18/39	7,570	8,606,257
3.76%, 07/26/23	6,392	6,701,117
3.78%, 03/02/25	4,761	5,121,408
3.85%, 03/01/26	2,429	2,640,833
3.96%, 03/02/28	4,828	5,364,246
4.05%, 09/11/28	3,641	4,103,553
4.15%, 03/07/39(b)	3,091	3,697,547
4.29%, 07/26/38	4,200	5,064,654
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(a)	641	639,545
1.23%, 05/22/27 (Call 05/22/26)(a)	1,690	1,642,410
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	6,305	6,332,427
1.55%, 07/09/27 (Call 07/09/26)(a)	2,255	2,218,672
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)	1,150	1,107,186
2.17%, 05/22/32 (Call 05/22/31)(a)	415	405,600
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)	4,765	4,669,319
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	3,261	3,315,263
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	2,475	2,438,172
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	2,253	2,322,145
2.56%, 09/13/31	2,025	1,992,013
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	3,255	3,296,013
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	4,117	4,272,458
2.84%, 09/13/26	2,249	2,356,345
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(a)	1,850	1,918,469
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	2,296	2,430,660
3.17%, 09/11/27	4,143	4,393,154
3.55%, 03/05/23	4,247	4,396,707
3.66%, 02/28/27	2,997	3,259,717
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	2,628	2,760,951
4.02%, 03/05/28	3,940	4,396,764
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	4,640	5,202,554
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	16,050	15,987,084
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	695	693,297
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	3,850	3,811,769
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	13,220	13,023,022
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	11,334	10,965,872
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	15,580	15,453,802

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	$9,699	$9,522,769
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	2,907	2,873,046
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	6,690	6,336,433
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	15,910	15,217,915
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	11,394	11,630,084
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	8,084	7,921,997
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	14,785	14,264,568
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	7,180	7,196,658
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	12,357	12,701,019
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	9,619	9,931,906
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	5,158	5,146,601
3.13%, 01/23/23	9,347	9,602,173
3.13%, 07/27/26	9,907	10,479,922
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	1,809	1,905,004
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	10,057	10,829,478
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	3,054	3,336,678
3.63%, 01/20/27	9,531	10,306,537
3.70%, 10/23/24	11,273	12,013,749
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	8,588	8,911,510
3.75%, 02/25/23	7,961	8,251,736
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	10,509	11,451,657
3.88%, 01/27/26	11,411	12,390,634
3.95%, 04/23/27	5,090	5,562,148
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	7,495	8,644,583
4.00%, 07/23/25	7,133	7,738,520
4.10%, 05/22/23	7,684	8,034,314
4.30%, 01/27/45	6,764	8,368,759
4.35%, 09/08/26	9,327	10,300,459
4.38%, 01/22/47	8,085	10,246,120
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	8,917	10,176,437
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	6,137	7,455,657
5.00%, 11/24/25	7,984	8,928,906
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	5,180	7,890,694
6.25%, 08/09/26	5,201	6,231,266
6.38%, 07/24/42	7,372	11,210,379
7.25%, 04/01/32	5,109	7,364,062
Series F, 3.88%, 04/29/24	7,612	8,079,986
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	2,023	1,993,869

Security	Par (000)	Value

Banks (continued)
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	$2,340	$2,373,883
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,699	1,723,534
2.50%, 07/12/26	5,901	6,176,223
2.88%, 04/12/23	2,131	2,195,335
3.00%, 01/20/23	5,447	5,597,664
3.38%, 01/14/26	3,229	3,488,095
3.63%, 06/20/23	3,390	3,543,092
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	860	852,165
0.75%, 08/06/24	4,325	4,275,608
2.10%, 02/01/23	7,354	7,472,914
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	3,470	3,413,786
2.36%, 05/22/24 (Call 05/22/23)(a)	5,418	5,519,208
3.03%, 11/28/35 (Call 08/28/30)(a)	1,790	1,773,604
3.07%, 05/22/28 (Call 05/22/27)(a)	6,647	6,920,657
3.75%, 11/01/29 (Call 11/01/24)(a)	3,510	3,682,832
3.88%, 09/12/23	11,719	12,256,668
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	7,753	8,242,137
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	2,259	2,553,958
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	6,260	6,585,833
4.80%, 04/05/26	8,927	9,957,622
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	6,100	7,009,571
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	6,522	7,596,565
5.13%, 05/28/24	3,100	3,354,975
6.00%, 12/19/23	2,617	2,858,261
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	2,011	1,999,397
3.15%, 05/03/29 (Call 02/03/29)(b)	4,042	4,379,790
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	3,336	3,536,327
3.65%, 08/03/28 (Call 05/03/28)(b)	425	476,582
3.95%, 10/30/25	4,041	4,454,152
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	1,650	1,604,328
0.50%, 09/16/24	25	24,732
0.50%, 02/02/26	200	194,782
1.50%, 02/12/25	12,035	12,227,680
2.88%, 03/13/23	2,400	2,473,992
3.13%, 11/07/23	356	372,960
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(a)	50	50,638
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	344	362,143
PNC Bank N.A.
2.70%, 10/22/29	2,992	3,114,792
2.95%, 01/30/23 (Call 12/30/22)	2,300	2,356,350
2.95%, 02/23/25 (Call 01/24/25)	1,801	1,898,290
3.10%, 10/25/27 (Call 09/25/27)	3,938	4,241,502
3.25%, 06/01/25 (Call 05/02/25)	3,261	3,478,802
3.25%, 01/22/28 (Call 12/23/27)	4,419	4,780,872
3.30%, 10/30/24 (Call 09/30/24)	1,786	1,898,107
3.50%, 06/08/23 (Call 05/09/23)	704	732,751

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.80%, 07/25/23 (Call 06/25/23)	$9,894	$10,354,961
4.05%, 07/26/28	2,626	2,968,509
4.20%, 11/01/25 (Call 10/02/25)	2,478	2,735,539
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,386	3,346,181
2.20%, 11/01/24 (Call 10/02/24)	1,932	1,992,974
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	5,198	5,224,978
2.55%, 01/22/30 (Call 10/24/29)	7,934	8,162,817
2.60%, 07/23/26 (Call 05/23/26)	2,111	2,211,568
3.15%, 05/19/27 (Call 04/19/27)	3,612	3,892,977
3.45%, 04/23/29 (Call 01/23/29)	4,550	4,975,516
3.50%, 01/23/24 (Call 12/23/23)	2,680	2,815,394
3.90%, 04/29/24 (Call 03/29/24)	3,366	3,581,222
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,890	2,683,819
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	4,330	4,233,354
2.25%, 05/18/25 (Call 04/18/25)	2,455	2,520,696
7.38%, 12/10/37	1,648	2,506,015
Royal Bank of Canada
0.43%, 01/19/24	1,045	1,033,996
0.50%, 10/26/23	1,320	1,311,869
0.65%, 07/29/24	4,550	4,492,806
0.75%, 10/07/24	5,552	5,486,153
0.88%, 01/20/26	1,879	1,831,217
1.15%, 06/10/25	3,486	3,456,962
1.15%, 07/14/26	5,055	4,957,691
1.20%, 04/27/26	5,060	4,980,406
1.40%, 11/02/26	4,570	4,504,420
1.60%, 04/17/23	5,108	5,176,805
1.95%, 01/17/23	6,620	6,723,471
2.25%, 11/01/24	7,070	7,289,594
2.30%, 11/03/31	5,320	5,350,856
2.55%, 07/16/24	4,456	4,619,803
3.70%, 10/05/23	6,808	7,162,765
4.65%, 01/27/26	5,609	6,229,243
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	5,854	6,143,597
3.40%, 01/18/23 (Call 12/18/22)	4,368	4,479,166
3.45%, 06/02/25 (Call 05/02/25)	2,327	2,454,333
3.50%, 06/07/24 (Call 05/07/24)	4,339	4,538,160
4.40%, 07/13/27 (Call 04/14/27)	4,153	4,592,097
4.50%, 07/17/25 (Call 04/17/25)	7,611	8,265,470
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	910	902,411
1.53%, 08/21/26 (Call 08/21/25)(a)	7,625	7,526,637
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(a)	1,250	1,267,825
3.37%, 01/05/24 (Call 01/05/23), (3 mo. LIBOR US + 1.080%)(a)	4,448	4,561,424
3.57%, 01/10/23 (Call 01/10/22)	8,158	8,182,474
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)	5,633	6,053,560
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	931	995,388
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	3,182	3,122,401
Santander UK PLC, 4.00%, 03/13/24	2,822	3,002,664

Security	Par (000)	Value

Banks (continued)
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	$150	$158,681
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	4,025	4,038,081
2.20%, 03/03/31	55	54,596
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	2,274	2,349,360
2.40%, 01/24/30	2,843	2,928,773
2.65%, 05/19/26	2,276	2,404,958
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	2,199	2,318,494
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	3,644	3,806,522
3.10%, 05/15/23	4,725	4,891,273
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	1,481	1,612,217
3.30%, 12/16/24	2,897	3,086,348
3.55%, 08/18/25	3,357	3,638,451
3.70%, 11/20/23	5,922	6,263,403
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	4,064	4,294,713
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)(b)	3,208	3,660,103
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	979	1,004,620
3.40%, 07/11/24	1,635	1,726,674
3.65%, 07/23/25	3,390	3,659,030
3.95%, 07/19/23	3,379	3,551,160
3.95%, 01/10/24	3,755	3,981,201
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	55	53,549
1.40%, 09/17/26	5,385	5,276,977
1.47%, 07/08/25	1,314	1,311,530
1.71%, 01/12/31	5,700	5,399,325
1.90%, 09/17/28	5,100	4,993,920
2.13%, 07/08/30	2,430	2,391,873
2.14%, 09/23/30	891	861,053
2.22%, 09/17/31	1,815	1,782,003
2.35%, 01/15/25	1,419	1,454,262
2.45%, 09/27/24	2,503	2,584,022
2.63%, 07/14/26	7,683	7,967,501
2.70%, 07/16/24	9,490	9,841,699
2.72%, 09/27/29	2,991	3,077,769
2.75%, 01/15/30	4,280	4,412,766
2.93%, 09/17/41	3,090	3,064,168
3.01%, 10/19/26	4,323	4,571,918
3.04%, 07/16/29	9,055	9,506,392
3.10%, 01/17/23	6,473	6,646,023
3.20%, 09/17/29	4,610	4,828,237
3.35%, 10/18/27	2,584	2,786,947
3.36%, 07/12/27	2,547	2,747,907
3.45%, 01/11/27	2,678	2,873,440
3.54%, 01/17/28	4,566	4,971,461
3.75%, 07/19/23	2,941	3,077,845
3.78%, 03/09/26(b)	6,174	6,689,159
3.94%, 10/16/23	2,320	2,451,242
3.94%, 07/19/28	4,659	5,185,560
4.31%, 10/16/28	3,522	4,004,232

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	$4,405	$4,386,675
1.80%, 02/02/31 (Call 11/02/30)	2,235	2,125,440
2.10%, 05/15/28 (Call 03/15/28)	175	175,172
3.13%, 06/05/30 (Call 03/05/30)	2,216	2,329,127
3.50%, 01/29/25	2,807	2,979,266
Svenska Handelsbanken AB, 3.90%, 11/20/23	5,079	5,390,140
Toronto-Dominion Bank (The)
0.25%, 01/06/23	565	563,152
0.30%, 06/02/23	50	49,740
0.45%, 09/11/23	1,356	1,349,003
0.55%, 03/04/24	4,070	4,031,986
0.70%, 09/10/24	5,800	5,735,620
0.75%, 06/12/23	878	878,931
0.75%, 09/11/25	210	205,040
0.75%, 01/06/26	7,085	6,889,737
1.15%, 06/12/25	1,310	1,302,350
1.20%, 06/03/26	7,180	7,077,254
1.25%, 09/10/26	5,660	5,562,308
1.35%, 10/31/26 (Call 10/31/22)	100	99,496
1.90%, 12/01/22	3,201	3,246,262
2.00%, 09/10/31	5,575	5,534,470
2.65%, 06/12/24	3,831	3,981,788
3.25%, 03/11/24	6,029	6,331,716
3.50%, 07/19/23	5,072	5,308,051
3.63%, 09/15/31 (Call 09/15/26)(a)	7,627	8,228,236
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	530	533,376
1.50%, 03/10/25 (Call 02/10/25)	1,998	2,017,800
2.15%, 12/06/24 (Call 11/05/24)	5,206	5,347,916
2.25%, 03/11/30 (Call 12/11/29)	2,315	2,297,985
2.64%, 09/17/29 (Call 09/17/24)(a)	2,015	2,079,238
2.75%, 05/01/23 (Call 04/01/23)	1,625	1,670,435
3.00%, 02/02/23 (Call 01/02/23)	1,180	1,210,055
3.20%, 04/01/24 (Call 03/01/24)	3,726	3,907,307
3.30%, 05/15/26 (Call 04/15/26)	4,984	5,319,373
3.63%, 09/16/25 (Call 08/16/25)	7,169	7,711,478
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	5,476	5,737,369
3.80%, 10/30/26 (Call 09/30/26)	1,891	2,071,628
4.05%, 11/03/25 (Call 09/03/25)	2,800	3,078,964
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	4,321	4,158,142
1.20%, 08/05/25 (Call 07/03/25)(b)	2,261	2,252,860
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	645	633,525
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	4,050	3,992,773
1.95%, 06/05/30 (Call 03/05/30)	345	341,736
2.20%, 03/16/23 (Call 02/13/23)	4,088	4,162,647
2.50%, 08/01/24 (Call 07/01/24)	6,838	7,070,424
2.85%, 10/26/24 (Call 09/26/24)	4,439	4,634,627
3.70%, 06/05/25 (Call 05/05/25)	3,309	3,575,441
3.75%, 12/06/23 (Call 11/06/23)	5,463	5,763,684
3.88%, 03/19/29 (Call 02/16/29)	4,531	5,034,303
4.00%, 05/01/25 (Call 03/01/25)	2,627	2,848,587
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,271	1,201,756
1.45%, 05/12/25 (Call 04/11/25)	6,026	6,068,724
2.40%, 07/30/24 (Call 06/28/24)	5,033	5,212,527

Security	Par (000)	Value

Banks (continued)
2.49%, 11/03/36 (Call 11/03/31)(a)	$2,550	$2,537,072
3.00%, 07/30/29 (Call 04/30/29)	1,218	1,288,900
3.10%, 04/27/26 (Call 03/27/26)	5,183	5,506,108
3.38%, 02/05/24 (Call 01/05/24)	4,933	5,186,310
3.60%, 09/11/24 (Call 08/11/24)	5,050	5,390,168
3.70%, 01/30/24 (Call 12/29/23)	3,379	3,573,326
3.90%, 04/26/28 (Call 03/24/28)	3,699	4,180,573
3.95%, 11/17/25 (Call 10/17/25)	2,154	2,365,846
Series V, 2.38%, 07/22/26 (Call 06/22/26)	6,354	6,609,177
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,752	5,088,252
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	1,070	1,085,804
2.05%, 01/21/25 (Call 12/20/24)	1,498	1,537,502
2.80%, 01/27/25 (Call 12/27/24)	6,007	6,292,393
2.85%, 01/23/23 (Call 12/23/22)	3,158	3,234,392
3.40%, 07/24/23 (Call 06/23/23)	3,290	3,429,233
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	440	446,591
Wachovia Corp.
5.50%, 08/01/35	6,056	7,780,204
7.57%, 08/01/26(e)	100	124,108
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,610	1,778,680
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	3,955	3,914,066
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(a)	11,670	11,794,402
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	10,428	10,634,892
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	6,956	7,105,763
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	7,735	7,843,213
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	10,785	11,071,342
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	12,070	12,246,825
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	13,889	14,424,699
3.00%, 02/19/25	11,537	12,033,322
3.00%, 04/22/26	12,090	12,695,709
3.00%, 10/23/26	11,878	12,499,576
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(a)	6,770	6,962,200
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	12,387	13,093,802
3.30%, 09/09/24	10,614	11,202,759
3.55%, 09/29/25	10,530	11,286,370
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	12,839	13,809,885
3.75%, 01/24/24 (Call 12/22/23)	6,257	6,597,631
3.90%, 05/01/45	7,821	9,137,274
4.10%, 06/03/26	9,182	9,994,240
4.13%, 08/15/23	5,562	5,856,063
4.15%, 01/24/29 (Call 10/24/28)	5,605	6,269,809
4.30%, 07/22/27	5,101	5,659,866
4.40%, 06/14/46	8,802	10,580,356
4.48%, 01/16/24	4,886	5,226,505

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)	$6,874	$7,943,044
4.65%, 11/04/44	8,143	9,983,807
4.75%, 12/07/46	8,815	11,094,118
4.90%, 11/17/45	7,073	9,026,138
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)	14,291	19,788,891
5.38%, 02/07/35	85	112,027
5.38%, 11/02/43	9,493	12,624,741
5.61%, 01/15/44	9,673	13,125,390
5.95%, 12/01/86	1,050	1,416,660
Series B, 7.95%, 11/15/29	234	318,238
Series M, 3.45%, 02/13/23	6,075	6,266,119
Wells Fargo Bank N.A.
5.85%, 02/01/37	1,461	1,967,587
5.95%, 08/26/36	2,092	2,835,957
6.60%, 01/15/38	2,325	3,412,403
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	610	621,663
Westpac Banking Corp.
1.02%, 11/18/24(b)	2,680	2,668,262
1.15%, 06/03/26	5,790	5,702,629
1.95%, 11/20/28	5,095	5,071,563
2.00%, 01/13/23	5,221	5,305,946
2.15%, 06/03/31	7,620	7,631,049
2.35%, 02/19/25	4,227	4,375,072
2.65%, 01/16/30	4,089	4,284,700
2.67%, 11/15/35 (Call 11/15/30)(a)	604	591,715
2.70%, 08/19/26	4,036	4,250,957
2.75%, 01/11/23	2,799	2,866,596
2.85%, 05/13/26	6,375	6,747,682
2.89%, 02/04/30 (Call 02/04/25)(a)	6,002	6,151,990
2.96%, 11/16/40	1,846	1,831,214
3.02%, 11/18/36 (Call 11/18/31)(a)	2,395	2,380,438
3.13%, 11/18/41	1,765	1,751,162
3.30%, 02/26/24	4,854	5,109,709
3.35%, 03/08/27	5,870	6,328,975
3.40%, 01/25/28	3,800	4,151,614
3.65%, 05/15/23	3,268	3,409,341
4.11%, 07/24/34 (Call 07/24/29)(a)	4,926	5,337,666
4.32%, 11/23/31 (Call 11/23/26)(a)	5,783	6,279,239
4.42%, 07/24/39	2,892	3,432,428
Wintrust Financial Corp., 4.85%, 06/06/29	480	521,923
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	3,618	3,766,881
		5,089,161,952
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	12,089	13,030,491
4.70%, 02/01/36 (Call 08/01/35)	21,247	25,560,353
4.90%, 02/01/46 (Call 08/01/45)	29,931	38,009,676
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,859	2,002,775
4.00%, 01/17/43	2,270	2,533,502
4.63%, 02/01/44	3,298	3,989,788
4.70%, 02/01/36 (Call 08/01/35)	1,671	2,013,739
4.90%, 02/01/46 (Call 08/01/45)	2,357	2,965,766
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,811	1,980,129
3.75%, 07/15/42	6,039	6,601,654

Security	Par (000)	Value

Beverages (continued)
4.00%, 04/13/28 (Call 01/13/28)	$9,284	$10,374,499
4.35%, 06/01/40 (Call 12/01/39)	3,624	4,266,680
4.38%, 04/15/38 (Call 10/15/37)	7,043	8,211,856
4.44%, 10/06/48 (Call 04/06/48)	6,067	7,304,668
4.50%, 06/01/50 (Call 12/01/49)	6,554	8,122,044
4.60%, 04/15/48 (Call 10/15/47)	3,976	4,860,978
4.60%, 06/01/60 (Call 12/01/59)	1,818	2,265,192
4.75%, 01/23/29 (Call 10/23/28)	12,517	14,597,325
4.75%, 04/15/58 (Call 10/15/57)	5,817	7,382,122
4.90%, 01/23/31 (Call 10/23/30)	2,619	3,152,674
4.95%, 01/15/42	4,468	5,601,889
5.45%, 01/23/39 (Call 07/23/38)	9,635	12,615,491
5.55%, 01/23/49 (Call 07/23/48)	13,495	18,723,638
5.80%, 01/23/59 (Call 07/23/58)	8,301	12,166,112
5.88%, 06/15/35	485	636,587
8.00%, 11/15/39	4,085	6,717,047
8.20%, 01/15/39	4,361	7,156,837
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	150	160,868
4.00%, 04/15/38 (Call 10/15/37)	571	671,245
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,940,442
Coca-Cola Co. (The)
1.00%, 03/15/28	1,255	1,198,337
1.38%, 03/15/31	1,464	1,376,058
1.45%, 06/01/27	1,132	1,120,861
1.50%, 03/05/28(b)	1,625	1,600,203
1.65%, 06/01/30	3,874	3,748,599
1.75%, 09/06/24	4,543	4,637,131
2.00%, 03/05/31(b)	2,174	2,161,630
2.13%, 09/06/29	5,428	5,518,973
2.25%, 01/05/32	8,540	8,634,794
2.50%, 06/01/40	2,298	2,272,561
2.50%, 03/15/51	730	712,882
2.60%, 06/01/50	3,749	3,723,657
2.75%, 06/01/60	3,651	3,651,803
2.88%, 05/05/41	5,505	5,719,585
2.90%, 05/25/27	3,193	3,408,112
3.00%, 03/05/51	1,950	2,076,263
3.38%, 03/25/27	1,922	2,086,831
3.45%, 03/25/30	5,498	6,083,922
4.20%, 03/25/50	437	565,251
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,327,642
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,385	1,313,063
2.75%, 01/22/30 (Call 10/22/29)	1,178	1,215,472
5.25%, 11/26/43	2,706	3,599,332
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	740	722,336
2.88%, 05/01/30 (Call 02/01/30)	2,600	2,661,802
3.15%, 08/01/29 (Call 05/01/29)	3,502	3,702,104
3.20%, 02/15/23 (Call 01/15/23)	3,970	4,074,729
3.50%, 05/09/27 (Call 02/09/27)	3,215	3,468,921
3.60%, 02/15/28 (Call 11/15/27)	1,330	1,444,460
3.70%, 12/06/26 (Call 09/06/26)	2,918	3,160,573
3.75%, 05/01/50 (Call 11/01/49)	1,870	2,077,664
4.10%, 02/15/48 (Call 08/15/47)	1,531	1,754,603
4.25%, 05/01/23	3,428	3,590,179
4.40%, 11/15/25 (Call 09/15/25)	2,579	2,843,141
4.50%, 05/09/47 (Call 11/09/46)(b)	2,300	2,801,446

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.65%, 11/15/28 (Call 08/15/28)	$2,492	$2,848,057
4.75%, 11/15/24	3,151	3,460,050
4.75%, 12/01/25	1,327	1,486,041
5.25%, 11/15/48 (Call 05/15/48)	2,125	2,847,585
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,766	2,765,862
2.00%, 04/29/30 (Call 01/29/30)	3,926	3,904,093
2.13%, 10/24/24 (Call 09/24/24)	3,615	3,711,484
2.13%, 04/29/32 (Call 01/29/32)	4,310	4,304,181
2.38%, 10/24/29 (Call 07/24/29)	1,920	1,971,206
2.63%, 04/29/23 (Call 01/29/23)	2,550	2,605,080
3.50%, 09/18/23 (Call 08/18/23)	1,787	1,869,166
3.88%, 05/18/28 (Call 02/18/28)	1,266	1,431,112
3.88%, 04/29/43 (Call 10/29/42)	1,992	2,359,683
5.88%, 09/30/36	2,424	3,423,149
Diageo Investment Corp.
4.25%, 05/11/42	687	846,631
7.45%, 04/15/35	2,160	3,340,548
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	338	346,636
3.50%, 01/16/50 (Call 07/16/49)	7,890	8,401,193
4.38%, 05/10/43	600	717,924
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	3,070	3,040,651
2.25%, 03/15/31 (Call 12/15/30)	2,828	2,803,623
2.55%, 09/15/26 (Call 06/15/26)	3,002	3,110,702
3.13%, 12/15/23 (Call 10/15/23)	3,314	3,450,139
3.20%, 05/01/30 (Call 02/01/30)	964	1,024,173
3.35%, 03/15/51 (Call 09/15/50)	2,480	2,614,887
3.40%, 11/15/25 (Call 08/15/25)	2,399	2,555,463
3.43%, 06/15/27 (Call 03/15/27)	2,733	2,945,682
3.80%, 05/01/50 (Call 11/01/49)	1,515	1,704,981
4.06%, 05/25/23 (Call 04/25/23)	2,793	2,916,618
4.42%, 05/25/25 (Call 03/25/25)	2,556	2,795,369
4.42%, 12/15/46 (Call 06/15/46)	1,162	1,406,740
4.50%, 11/15/45 (Call 05/15/45)	3,135	3,818,085
4.60%, 05/25/28 (Call 02/25/28)	7,032	8,032,794
4.99%, 05/25/38 (Call 11/25/37)	2,066	2,581,736
5.09%, 05/25/48 (Call 11/25/47)	2,694	3,564,351
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,836	2,975,134
4.20%, 07/15/46 (Call 01/15/46)	5,877	6,515,007
5.00%, 05/01/42	4,372	5,303,848
PepsiCo Inc.
0.40%, 10/07/23	3,116	3,101,604
0.75%, 05/01/23	3,394	3,404,318
1.40%, 02/25/31 (Call 11/25/30)(b)	2,625	2,506,087
1.63%, 05/01/30 (Call 02/01/30)	4,717	4,586,056
1.95%, 10/21/31 (Call 07/21/31)	5,320	5,291,112
2.25%, 03/19/25 (Call 02/19/25)	5,715	5,904,509
2.38%, 10/06/26 (Call 07/06/26)	5,784	6,053,014
2.63%, 03/19/27 (Call 01/19/27)	1,788	1,882,067
2.63%, 07/29/29 (Call 04/29/29)	6,313	6,645,506
2.63%, 10/21/41 (Call 04/21/41)(b)	3,400	3,464,838
2.75%, 03/01/23	1,509	1,550,709
2.75%, 04/30/25 (Call 01/30/25)	1,721	1,802,541
2.75%, 03/19/30 (Call 12/19/29)	10,012	10,584,286
2.75%, 10/21/51 (Call 04/21/51)	3,000	3,108,390
2.85%, 02/24/26 (Call 11/24/25)	2,917	3,089,278
2.88%, 10/15/49 (Call 04/15/49)	2,847	3,006,574

Security	Par (000)	Value

Beverages (continued)
3.00%, 10/15/27 (Call 07/15/27)	$5,086	$5,459,923
3.38%, 07/29/49 (Call 01/29/49)	1,930	2,209,676
3.45%, 10/06/46 (Call 04/06/46)	2,987	3,405,299
3.50%, 07/17/25 (Call 04/17/25)	3,435	3,698,327
3.60%, 03/01/24 (Call 12/01/23)	4,692	4,945,743
3.60%, 08/13/42	75	87,137
3.63%, 03/19/50 (Call 09/19/49)	3,154	3,778,460
4.25%, 10/22/44 (Call 04/22/44)	100	125,406
7.00%, 03/01/29	2,110	2,883,188
		546,044,699
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	6,950	6,747,477
1.90%, 02/21/25 (Call 01/21/25)	1,978	2,010,736
2.00%, 01/15/32 (Call 10/15/31)	7,740	7,437,753
2.20%, 02/21/27 (Call 12/21/26)	1,887	1,910,474
2.25%, 08/19/23 (Call 06/19/23)	2,179	2,227,722
2.30%, 02/25/31 (Call 11/25/30)	6,691	6,643,159
2.45%, 02/21/30 (Call 11/21/29)	1,897	1,916,311
2.60%, 08/19/26 (Call 05/19/26)	8,144	8,455,671
2.77%, 09/01/53 (Call 03/01/53)	7,064	6,668,275
2.80%, 08/15/41 (Call 02/15/41)	5,800	5,642,530
3.00%, 01/15/52 (Call 07/15/51)	7,870	7,693,397
3.13%, 05/01/25 (Call 02/01/25)	5,272	5,551,838
3.15%, 02/21/40 (Call 08/21/39)	6,017	6,159,783
3.20%, 11/02/27 (Call 08/02/27)	2,317	2,465,636
3.38%, 02/21/50 (Call 08/21/49)	4,225	4,418,716
3.63%, 05/22/24 (Call 02/22/24)	7,720	8,149,000
4.40%, 05/01/45 (Call 11/01/44)	8,964	10,763,523
4.56%, 06/15/48 (Call 12/15/47)	7,229	9,025,913
4.66%, 06/15/51 (Call 12/15/50)	7,397	9,498,488
4.95%, 10/01/41	3,697	4,662,730
5.15%, 11/15/41 (Call 05/15/41)	1,815	2,338,664
5.65%, 06/15/42 (Call 12/15/41)	80	109,094
6.38%, 06/01/37	125	177,340
6.40%, 02/01/39	50	71,604
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	7,463	8,065,637
5.25%, 06/23/45 (Call 12/23/44)	1,858	2,497,654
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	9,765	9,593,331
3.15%, 05/01/50 (Call 11/01/49)	5,896	5,786,511
3.25%, 02/15/51 (Call 08/15/50)(c)	6,136	6,117,531
4.05%, 09/15/25 (Call 06/15/25)	4,909	5,339,961
5.20%, 09/15/45 (Call 03/15/45)(b)	367	490,132
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 12/13/21)	2,043	2,037,423
1.20%, 10/01/27 (Call 08/01/27)	3,295	3,161,981
1.65%, 10/01/30 (Call 07/01/30)	7,322	6,987,751
2.50%, 09/01/23 (Call 07/01/23)	2,778	2,852,062
2.60%, 10/01/40 (Call 04/01/40)	3,941	3,769,527
2.80%, 10/01/50 (Call 04/01/50)	4,780	4,647,976
2.95%, 03/01/27 (Call 12/01/26)(b)	2,205	2,323,188
3.50%, 02/01/25 (Call 11/01/24)	1,766	1,871,660
3.65%, 03/01/26 (Call 12/01/25)	4,793	5,164,601
3.70%, 04/01/24 (Call 01/01/24)	7,174	7,556,087
4.00%, 09/01/36 (Call 03/01/36)	2,493	2,863,560
4.15%, 03/01/47 (Call 09/01/46)	7,768	9,204,148
4.50%, 02/01/45 (Call 08/01/44)	5,145	6,337,148
4.60%, 09/01/35 (Call 03/01/35)	4,328	5,229,652

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.75%, 03/01/46 (Call 09/01/45)	$9,173	$11,633,657
4.80%, 04/01/44 (Call 10/01/43)	2,411	3,046,708
5.65%, 12/01/41 (Call 06/01/41)	4,906	6,744,720
Illumina Inc.
0.55%, 03/23/23	135	134,382
2.55%, 03/23/31 (Call 12/23/30)	5,625	5,645,475
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,307	4,982,742
2.80%, 09/15/50 (Call 03/15/50)	3,433	3,239,516
Royalty Pharma PLC
0.75%, 09/02/23	565	561,943
1.20%, 09/02/25 (Call 08/02/25)	1,312	1,289,447
1.75%, 09/02/27 (Call 07/02/27)	1,826	1,785,408
2.15%, 09/02/31 (Call 06/02/31)	1,385	1,316,678
2.20%, 09/02/30 (Call 06/02/30)	1,554	1,503,821
3.30%, 09/02/40 (Call 03/02/40)	927	928,734
3.35%, 09/02/51 (Call 03/02/51)	2,325	2,264,690
3.55%, 09/02/50 (Call 03/02/50)	2,783	2,800,060
		270,521,336
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	4,627	4,734,069
2.49%, 02/15/27 (Call 12/15/26)	3,113	3,184,443
2.70%, 02/15/31 (Call 11/15/30)	2,780	2,821,895
2.72%, 02/15/30 (Call 11/15/29)	5,873	5,993,631
3.38%, 04/05/40 (Call 10/05/39)	6,140	6,418,633
3.58%, 04/05/50 (Call 10/05/49)	5,678	6,065,978
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	790	781,413
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,752	2,948,218
4.00%, 09/21/23 (Call 08/21/23)	2,832	2,975,837
4.00%, 06/15/25 (Call 03/15/25)	425	457,598
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	333	351,798
3.90%, 02/14/26 (Call 11/14/25)	991	1,079,893
4.50%, 02/15/47 (Call 08/15/46)	3,687	4,618,152
4.63%, 07/02/44 (Call 01/02/44)	1,765	2,186,570
4.95%, 07/02/64 (Call 01/02/64)(e)	1,665	2,271,326
5.13%, 09/14/45 (Call 03/14/45)	500	668,335
6.00%, 01/15/36	454	629,630
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,405	2,319,598
2.00%, 09/16/31 (Call 06/16/31)	2,275	2,198,332
Lafarge SA, 7.13%, 07/15/36	665	977,503
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,095	1,088,375
1.70%, 08/01/27 (Call 06/01/27)	888	876,651
3.00%, 11/15/23 (Call 09/15/23)(b)	1,858	1,923,327
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)	230	229,471
2.40%, 07/15/31 (Call 04/15/31)	910	906,378
3.20%, 07/15/51 (Call 01/15/51)	1,115	1,145,573
3.45%, 06/01/27 (Call 03/01/27)	918	986,694
3.50%, 12/15/27 (Call 09/15/27)	2,344	2,524,652
4.25%, 07/02/24 (Call 04/02/24)	550	589,963
4.25%, 12/15/47 (Call 06/15/47)	2,595	3,111,068
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,436	2,457,583
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,272	2,188,686

Security	Par (000)	Value

Building Materials (continued)
2.00%, 10/01/30 (Call 07/01/30)	$1,109	$1,067,557
2.00%, 02/15/31 (Call 11/15/30)	925	887,797
3.13%, 02/15/51 (Call 08/15/50)	1,915	1,943,457
3.50%, 11/15/27 (Call 08/15/27)	2,190	2,360,075
4.50%, 05/15/47 (Call 11/15/46)	1,170	1,431,741
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	3,169	3,358,696
3.88%, 06/01/30 (Call 03/01/30)	3,030	3,315,093
3.95%, 08/15/29 (Call 05/15/29)	2,118	2,329,122
4.20%, 12/01/24 (Call 09/01/24)	544	584,408
4.30%, 07/15/47 (Call 01/15/47)	3,146	3,696,330
4.40%, 01/30/48 (Call 07/30/47)	2,009	2,398,264
7.00%, 12/01/36	1,100	1,582,108
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,840	4,174,541
3.90%, 04/01/27 (Call 01/01/27)	801	883,191
4.50%, 04/01/25 (Call 01/01/25)	1,582	1,726,753
4.50%, 06/15/47 (Call 12/15/46)	2,989	3,756,097
4.70%, 03/01/48 (Call 09/01/47)	1,198	1,547,684
		108,754,187
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	2,481	2,496,705
1.85%, 05/15/27 (Call 03/15/27)	6,000	6,096,600
2.05%, 05/15/30 (Call 02/15/30)	3,910	3,927,126
2.70%, 05/15/40 (Call 11/15/39)	1,539	1,566,948
2.75%, 02/03/23	347	355,685
2.80%, 05/15/50 (Call 11/15/49)	4,257	4,399,014
3.35%, 07/31/24 (Call 04/30/24)	1,804	1,905,800
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	4,496	4,834,908
5.45%, 12/01/44 (Call 06/01/44)	425	559,555
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	3,873	4,231,291
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	1,200	1,170,900
3.50%, 05/08/24 (Call 04/08/24)	1,972	2,071,054
CF Industries Inc.
3.45%, 06/01/23	240	247,987
4.95%, 06/01/43	3,025	3,645,790
5.15%, 03/15/34	2,570	3,089,397
5.38%, 03/15/44	2,810	3,555,071
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	696	685,108
3.60%, 11/15/50 (Call 05/15/50)	1,071	1,174,780
3.63%, 05/15/26 (Call 03/15/26)	2,089	2,255,702
4.25%, 10/01/34 (Call 04/01/34)	4,317	5,011,433
4.38%, 11/15/42 (Call 05/15/42)	4,547	5,451,626
4.63%, 10/01/44 (Call 04/01/44)	3,315	4,096,743
4.80%, 11/30/28 (Call 08/30/28)	2,235	2,616,962
4.80%, 05/15/49 (Call 11/15/48)	2,510	3,254,341
5.25%, 11/15/41 (Call 05/15/41)	5,999	7,774,284
5.55%, 11/30/48 (Call 05/30/48)	2,688	3,824,540
7.38%, 11/01/29	2,174	2,932,443
9.40%, 05/15/39	1,517	2,743,631
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	9,155	9,680,772
4.49%, 11/15/25 (Call 09/15/25)	7,671	8,486,120
4.73%, 11/15/28 (Call 08/15/28)	8,414	9,810,724
5.32%, 11/15/38 (Call 05/15/38)	5,353	6,928,709
5.42%, 11/15/48 (Call 05/15/48)	6,209	8,735,690

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	$5,034	$5,385,021
4.50%, 12/01/28 (Call 09/01/28)	758	867,758
4.65%, 10/15/44 (Call 04/15/44)	4,386	5,295,920
4.80%, 09/01/42 (Call 03/01/42)	2,022	2,480,630
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(b)	5,635	5,310,987
2.13%, 08/15/50 (Call 02/15/50)	1,068	967,960
2.70%, 11/01/26 (Call 08/01/26)	3,329	3,494,252
2.75%, 08/18/55 (Call 02/18/55)(c)	5,549	5,594,391
3.25%, 12/01/27 (Call 09/01/27)	1,030	1,113,286
4.80%, 03/24/30 (Call 12/24/29)	1,503	1,810,348
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	4,925	4,981,933
2.30%, 07/15/30 (Call 04/15/30)	2,792	2,834,075
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	1,738	1,846,886
3.45%, 10/01/29 (Call 07/01/29)	1,379	1,487,017
4.10%, 02/01/24 (Call 11/01/23)	1,958	2,061,696
4.50%, 10/01/49 (Call 04/01/49)	1,495	1,831,345
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	1,405	1,434,533
4.50%, 05/01/29 (Call 02/01/29)	2,880	3,206,246
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	2,049	2,102,458
4.38%, 06/01/47 (Call 12/01/46)	2,540	3,044,190
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,603,737
5.00%, 09/26/48 (Call 03/26/48)	2,217	2,917,461
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,322	4,034,890
2.00%, 08/10/50 (Call 02/10/50)	1,705	1,527,663
2.65%, 02/05/25 (Call 11/05/24)	4,435	4,631,781
2.70%, 02/21/23 (Call 11/21/22)	1,345	1,373,770
3.20%, 01/30/26 (Call 10/30/25)	2,324	2,492,025
3.55%, 11/07/42 (Call 05/07/42)	1,482	1,697,661
Lubrizol Corp. (The), 6.50%, 10/01/34	212	306,160
LYB International Finance BV
4.00%, 07/15/23	2,182	2,289,093
4.88%, 03/15/44 (Call 09/15/43)	3,240	4,033,897
5.25%, 07/15/43	169	218,000
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,819	4,117,226
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,565	1,546,877
2.25%, 10/01/30 (Call 07/01/30)(b)	1,446	1,447,865
3.38%, 05/01/30 (Call 02/01/30)	3,433	3,733,696
3.38%, 10/01/40 (Call 04/01/40)	2,321	2,415,233
3.63%, 04/01/51 (Call 10/01/50)	5,216	5,597,550
3.80%, 10/01/60 (Call 04/01/60)	3,586	3,850,432
4.20%, 10/15/49 (Call 04/15/49)	1,918	2,241,413
4.20%, 05/01/50 (Call 11/01/49)	4,457	5,187,012
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,702	4,605,732
5.75%, 04/15/24 (Call 01/15/24)	2,034	2,226,315
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,275,130
4.25%, 11/15/23 (Call 08/15/23)	1,798	1,894,265
4.88%, 11/15/41 (Call 05/15/41)	1,090	1,308,589
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,898,086
5.63%, 11/15/43 (Call 05/15/43)	923	1,243,539

Security	Par (000)	Value

Chemicals (continued)
NewMarket Corp.
2.70%, 03/18/31 (Call 12/18/30)	$1,110	$1,104,161
4.10%, 12/15/22	1,508	1,556,693
Nutrien Ltd.
1.90%, 05/13/23	357	362,016
2.95%, 05/13/30 (Call 02/13/30)	547	575,625
3.00%, 04/01/25 (Call 01/01/25)	2,165	2,269,938
3.38%, 03/15/25 (Call 12/16/21)	3,544	3,788,465
3.50%, 06/01/23 (Call 12/16/21)	675	699,469
3.63%, 03/15/24 (Call 12/16/21)	1,204	1,275,180
3.95%, 05/13/50 (Call 11/13/49)	1,085	1,277,251
4.00%, 12/15/26 (Call 09/15/26)	1,354	1,488,615
4.13%, 03/15/35 (Call 09/15/34)	2,500	2,864,925
4.20%, 04/01/29 (Call 01/01/29)	2,079	2,359,083
4.90%, 06/01/43 (Call 12/01/42)	2,409	3,116,331
5.00%, 04/01/49 (Call 10/01/48)	2,304	3,102,843
5.25%, 01/15/45 (Call 07/15/44)	2,966	4,047,285
5.63%, 12/01/40	951	1,316,431
5.88%, 12/01/36	1,184	1,582,298
6.13%, 01/15/41 (Call 07/15/40)	1,848	2,643,675
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,875	4,774,624
2.40%, 08/15/24 (Call 07/15/24)	1,366	1,411,392
2.55%, 06/15/30 (Call 03/15/30)	1,112	1,142,847
2.80%, 08/15/29 (Call 05/15/29)	1,515	1,589,447
3.20%, 03/15/23 (Call 02/15/23)	1,350	1,389,191
3.75%, 03/15/28 (Call 12/15/27)	3,911	4,375,940
Rohm & Haas Co., 7.85%, 07/15/29	1,399	1,914,727
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	2,455	2,667,382
4.25%, 01/15/48 (Call 07/15/47)	181	211,299
4.55%, 03/01/29 (Call 12/01/28)	2,144	2,444,396
5.25%, 06/01/45 (Call 12/01/44)	1,435	1,858,655
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	5,800	5,690,496
2.30%, 05/15/30 (Call 02/15/30)	1,716	1,721,131
2.90%, 03/15/52 (Call 09/15/51)	2,150	2,107,946
2.95%, 08/15/29 (Call 05/15/29)	2,692	2,829,588
3.13%, 06/01/24 (Call 04/01/24)	1,855	1,939,959
3.30%, 05/15/50 (Call 11/15/49)	1,785	1,902,167
3.45%, 08/01/25 (Call 05/01/25)	2,625	2,803,448
3.45%, 06/01/27 (Call 03/01/27)	5,325	5,739,178
3.80%, 08/15/49 (Call 02/15/49)	2,535	2,916,999
3.95%, 01/15/26 (Call 10/15/25)	2,206	2,403,569
4.00%, 12/15/42 (Call 06/15/42)	1,445	1,659,178
4.50%, 06/01/47 (Call 12/01/46)	4,343	5,442,474
4.55%, 08/01/45 (Call 02/01/45)	442	550,754
Westlake Chemical Corp.
0.88%, 08/15/24 (Call 08/15/22)	80	79,259
2.88%, 08/15/41 (Call 02/15/41)	623	605,581
3.13%, 08/15/51 (Call 02/15/51)	3,335	3,259,295
3.38%, 06/15/30 (Call 03/15/30)	1,487	1,590,079
3.38%, 08/15/61 (Call 02/15/61)	2,410	2,362,716
3.60%, 08/15/26 (Call 05/15/26)	5,614	6,043,808
4.38%, 11/15/47 (Call 05/15/47)	365	432,332
5.00%, 08/15/46 (Call 02/15/46)	3,565	4,539,635
		374,313,245
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,680	1,985,155

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	$6,892	$6,515,283
1.70%, 05/15/28 (Call 03/15/28)	2,900	2,891,242
3.38%, 09/15/25 (Call 06/15/25)	4,196	4,500,084
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,380	2,379,191
3.88%, 08/15/30 (Call 05/15/30)	1,275	1,357,952
5.25%, 10/01/25 (Call 07/01/25)	1,034	1,155,030
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(b)	1,850	2,085,838
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	1,420	1,432,524
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	841	1,007,939
4.32%, 08/01/45	508	671,505
4.70%, 11/01/2111	1,300	1,978,886
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	4,505	4,923,154
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,360	2,098,507
Duke University
Series 2020, 2.68%, 10/01/44	356	369,176
Series 2020, 2.76%, 10/01/50(b)	1,228	1,309,908
Series 2020, 2.83%, 10/01/55	2,205	2,352,051
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	143	145,607
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	2,043	2,190,443
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	2,100	2,068,080
2.60%, 12/01/24 (Call 11/01/24)	6,638	6,886,460
2.60%, 12/15/25 (Call 11/15/25)	1,417	1,468,933
3.10%, 05/15/30 (Call 02/15/30)	2,056	2,166,798
3.30%, 12/15/22 (Call 09/15/22)	2,340	2,386,987
3.95%, 06/15/23 (Call 05/15/23)	1,786	1,864,477
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	885	864,990
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,842	2,972,931
George Washington University (The)
4.87%, 09/15/45	1,440	1,972,858
Series 2014, 4.30%, 09/15/44	125	160,155
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,072	3,865,958
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,199	1,235,150
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	811	1,203,548
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,178	1,496,178
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,282	1,243,296
1.50%, 11/15/24 (Call 10/15/24)	30	29,957
2.15%, 01/15/27 (Call 12/15/26)	2,675	2,675,053
2.65%, 02/15/25 (Call 01/15/25)	2,145	2,208,149
2.90%, 05/15/30 (Call 02/15/30)	4,414	4,476,546
2.90%, 11/15/31 (Call 08/15/31)	2,315	2,343,961
3.20%, 08/15/29 (Call 05/15/29)	4,032	4,178,765
3.75%, 06/01/23 (Call 03/01/23)	1,734	1,793,147
4.00%, 06/01/23 (Call 05/01/23)	4,738	4,943,582
4.15%, 08/15/49 (Call 02/15/49)	1,207	1,364,888
4.45%, 06/01/28 (Call 03/01/28)	3,645	4,060,639
4.80%, 04/01/26 (Call 01/01/26)	4,312	4,787,657
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(c)	5,450	5,356,314
2.65%, 07/15/31 (Call 04/15/31)(c)	3,385	3,344,922

Security	Par (000)	Value

Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$2,088	$2,720,518
Series A, 2.81%, 01/01/60 (Call 07/01/59)	270	277,746
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	295	293,442
2.41%, 06/01/50 (Call 12/01/49)	1,305	1,328,790
3.65%, 05/01/48 (Call 11/01/47)	2,626	3,272,784
Massachusetts Institute of Technology
3.89%, 07/01/2116	363	473,359
3.96%, 07/01/38	629	753,938
4.68%, 07/01/2114	2,433	3,803,558
5.60%, 07/01/2111	2,945	5,508,740
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,096	2,372,337
Series G, 2.29%, 07/01/51 (Call 01/01/51)	1,329	1,303,842
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	1,515	1,481,200
2.55%, 08/18/60 (Call 02/18/60)	1,987	1,792,334
2.63%, 01/15/23 (Call 12/15/22)	5,263	5,372,102
2.75%, 08/19/41 (Call 02/19/41)	1,810	1,782,524
3.10%, 11/29/61 (Call 05/29/61)	2,345	2,356,702
3.25%, 01/15/28 (Call 10/15/27)	3,559	3,860,056
3.25%, 05/20/50 (Call 11/20/49)	1,398	1,497,957
3.75%, 03/24/25 (Call 02/24/25)	315	337,305
4.25%, 02/01/29 (Call 11/01/28)	1,691	1,935,214
4.88%, 02/15/24 (Call 11/15/23)	4,789	5,150,569
4.88%, 12/17/48 (Call 06/17/48)	1,678	2,272,364
5.25%, 07/15/44	1,001	1,366,385
Northeastern University, Series 2020, 2.89%, 10/01/50	1,046	1,072,098
Northwestern University
4.64%, 12/01/44	710	940,807
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	964	1,196,199
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,422	1,472,893
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	691	699,817
3.17%, 11/01/51 (Call 05/01/51)	2,584	2,822,994
3.32%, 11/01/61 (Call 05/01/61)	1,216	1,361,142
PayPal Holdings Inc.
1.35%, 06/01/23	6,641	6,708,473
1.65%, 06/01/25 (Call 05/01/25)	3,881	3,920,353
2.30%, 06/01/30 (Call 03/01/30)	4,364	4,423,961
2.40%, 10/01/24 (Call 09/01/24)	5,065	5,237,007
2.65%, 10/01/26 (Call 08/01/26)	3,776	3,964,573
2.85%, 10/01/29 (Call 07/01/29)	4,089	4,308,334
3.25%, 06/01/50 (Call 12/01/49)	4,502	4,872,785
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,689	1,752,084
3.15%, 07/15/46 (Call 01/15/46)	1,010	1,154,874
3.30%, 07/15/56 (Call 01/15/56)	1,836	2,196,682
4.88%, 10/15/40	625	856,263
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	200	197,562
2.35%, 01/15/32 (Call 10/15/31)	915	897,478
2.90%, 10/01/30 (Call 07/01/30)	1,150	1,181,568
3.05%, 10/01/41 (Call 04/01/41)	690	685,418
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,174	1,237,020
3.50%, 03/16/23 (Call 02/16/23)	1,358	1,401,728
4.00%, 03/18/29 (Call 12/18/28)	4,712	5,235,032
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,799	1,819,077

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	$2,837	$2,665,929
2.30%, 08/15/60 (Call 02/15/60)	1,930	1,710,385
2.50%, 12/01/29 (Call 09/01/29)	2,187	2,263,370
2.95%, 01/22/27 (Call 10/22/26)	3,000	3,185,010
3.25%, 12/01/49 (Call 06/01/49)	3,278	3,629,828
4.00%, 06/15/25 (Call 03/15/25)	1,960	2,134,166
Trustees of Boston College, 3.13%, 07/01/52	1,818	2,001,818
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,352	1,691,893
Trustees of Princeton University (The)
5.70%, 03/01/39	2,805	4,103,210
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,812	1,844,181
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	2,008	2,414,138
4.67%, 09/01/2112(b)	25	39,049
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,173	1,168,953
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	345	370,161
4.00%, 10/01/53 (Call 04/01/53)	1,396	1,769,109
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	917	940,732
Series C, 2.55%, 04/01/50 (Call 10/01/49)	1,786	1,792,233
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	600	715,068
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,261	1,508,711
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	910	946,764
3.03%, 10/01/39	4,864	5,213,381
5.25%, 10/01/2111	678	1,159,617
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	2,163	2,644,743
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	1,400	1,505,672
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	729	790,856
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	1,717	1,891,190
4.00%, 06/15/25 (Call 03/15/25)	1,283	1,389,848
4.13%, 03/15/29 (Call 12/15/28)	2,729	3,062,238
5.50%, 06/15/45 (Call 12/15/44)	2,865	3,948,944
William Marsh Rice University
3.57%, 05/15/45	670	774,915
3.77%, 05/15/55	2,085	2,694,717
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,102	2,097,691
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	589	577,568
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	898	906,576
		293,252,506
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,346	1,343,537
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,083	3,988,111
0.70%, 02/08/26 (Call 01/08/26)	4,890	4,774,303
0.75%, 05/11/23	3,959	3,969,095
1.13%, 05/11/25 (Call 04/11/25)	5,991	5,978,479
1.20%, 02/08/28 (Call 12/08/27)	3,480	3,373,686
1.25%, 08/20/30 (Call 05/20/30)	8,267	7,783,215
1.40%, 08/05/28 (Call 06/05/28)	6,395	6,249,002
1.65%, 05/11/30 (Call 02/11/30)	5,860	5,711,566
1.65%, 02/08/31 (Call 11/08/30)	3,095	3,003,728
1.70%, 08/05/31 (Call 05/05/31)	10,575	10,284,082
1.80%, 09/11/24 (Call 08/11/24)	2,407	2,460,363
2.05%, 09/11/26 (Call 07/11/26)	12,657	12,997,473

Security	Par (000)	Value

Computers (continued)
2.20%, 09/11/29 (Call 06/11/29)	$3,665	$3,749,258
2.38%, 02/08/41 (Call 08/08/40)	2,535	2,469,014
2.40%, 01/13/23 (Call 12/13/22)	2,934	2,989,893
2.40%, 05/03/23	17,771	18,208,522
2.40%, 08/20/50 (Call 02/20/50)	2,096	1,986,631
2.45%, 08/04/26 (Call 05/04/26)	9,096	9,478,305
2.50%, 02/09/25	5,717	5,956,885
2.55%, 08/20/60 (Call 02/20/60)	10,227	9,681,287
2.65%, 05/11/50 (Call 11/11/49)	6,474	6,435,739
2.65%, 02/08/51 (Call 08/08/50)	4,635	4,603,111
2.70%, 08/05/51 (Call 02/05/51)	10,094	10,119,538
2.75%, 01/13/25 (Call 11/13/24)	8,018	8,395,888
2.80%, 02/08/61 (Call 08/08/60)	2,010	2,008,573
2.85%, 02/23/23 (Call 12/23/22)	6,711	6,876,359
2.85%, 05/11/24 (Call 03/11/24)	7,652	7,984,097
2.85%, 08/05/61 (Call 02/05/61)	2,000	2,017,580
2.90%, 09/12/27 (Call 06/12/27)	6,516	6,927,225
2.95%, 09/11/49 (Call 03/11/49)	6,878	7,181,595
3.00%, 02/09/24 (Call 12/09/23)	6,301	6,567,343
3.00%, 06/20/27 (Call 03/20/27)	4,560	4,875,552
3.00%, 11/13/27 (Call 08/13/27)	6,887	7,359,793
3.20%, 05/13/25	9,055	9,639,591
3.20%, 05/11/27 (Call 02/11/27)	5,072	5,462,037
3.25%, 02/23/26 (Call 11/23/25)	11,093	11,870,952
3.35%, 02/09/27 (Call 11/09/26)	8,625	9,346,309
3.45%, 05/06/24	11,325	11,981,737
3.45%, 02/09/45	7,556	8,486,219
3.75%, 09/12/47 (Call 03/12/47)	4,004	4,732,208
3.75%, 11/13/47 (Call 05/13/47)	5,432	6,430,673
3.85%, 05/04/43	11,113	13,173,461
3.85%, 08/04/46 (Call 02/04/46)	6,309	7,539,507
4.25%, 02/09/47 (Call 08/09/46)	5,216	6,585,982
4.38%, 05/13/45	5,048	6,461,541
4.45%, 05/06/44	2,382	3,065,991
4.50%, 02/23/36 (Call 08/23/35)	3,573	4,486,509
4.65%, 02/23/46 (Call 08/23/45)	11,399	15,110,970
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(c)	1,335	1,307,099
2.30%, 09/14/31 (Call 06/14/31)(c)	1,550	1,499,238
Dell Inc.
6.50%, 04/15/38	1,300	1,649,999
7.10%, 04/15/28	1,450	1,807,846
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	6,487	6,910,147
4.90%, 10/01/26 (Call 08/01/26)	6,374	7,201,345
5.30%, 10/01/29 (Call 07/01/29)	6,335	7,537,066
5.45%, 06/15/23 (Call 04/15/23)	7,556	8,015,934
5.85%, 07/15/25 (Call 06/15/25)	4,785	5,474,375
6.02%, 06/15/26 (Call 03/15/26)	7,614	8,887,213
6.10%, 07/15/27 (Call 05/15/27)	4,285	5,167,710
6.20%, 07/15/30 (Call 04/15/30)	4,003	5,084,651
8.10%, 07/15/36 (Call 01/15/36)	3,625	5,540,341
8.35%, 07/15/46 (Call 01/15/46)	7,084	11,881,214
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	3,445	3,388,778
2.38%, 09/15/28 (Call 07/15/28)	2,450	2,396,223
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	5,140	5,002,711
2.20%, 03/15/31 (Call 12/15/30)	5,874	5,769,854

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	$3,400	$3,589,142
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	385	384,962
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	3,546	3,564,723
1.75%, 04/01/26 (Call 03/01/26)	826	827,198
2.25%, 04/01/23 (Call 03/01/23)	3,853	3,917,152
4.45%, 10/02/23 (Call 09/02/23)	2,465	2,606,836
4.90%, 10/15/25 (Call 07/15/25)	4,103	4,564,505
6.20%, 10/15/35 (Call 04/15/35)	6,040	7,961,022
6.35%, 10/15/45 (Call 04/15/45)	3,097	4,200,244
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(c)	4,305	4,240,425
2.20%, 06/17/25 (Call 05/17/25)	3,985	4,080,002
2.65%, 06/17/31 (Call 03/17/31)(c)	5,780	5,704,571
3.00%, 06/17/27 (Call 04/17/27)	3,041	3,204,697
3.40%, 06/17/30 (Call 03/17/30)	2,438	2,562,289
6.00%, 09/15/41	1,952	2,594,286
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	4,920	4,879,410
1.95%, 05/15/30 (Call 02/15/30)	5,240	5,114,764
2.85%, 05/15/40 (Call 11/15/39)	2,943	2,912,746
2.95%, 05/15/50 (Call 11/15/49)	3,434	3,443,169
3.00%, 05/15/24	10,219	10,691,629
3.30%, 05/15/26	8,721	9,344,464
3.30%, 01/27/27	3,005	3,230,916
3.38%, 08/01/23	5,412	5,646,177
3.45%, 02/19/26	5,699	6,116,167
3.50%, 05/15/29	9,045	9,841,593
3.63%, 02/12/24	7,473	7,894,178
4.00%, 06/20/42	3,991	4,615,791
4.15%, 05/15/39	10,344	12,078,068
4.25%, 05/15/49	7,470	9,220,595
4.70%, 02/19/46	2,204	2,879,724
5.60%, 11/30/39	2,765	3,831,820
5.88%, 11/29/32	1,874	2,483,668
6.22%, 08/01/27	1,617	1,997,124
6.50%, 01/15/28	1,965	2,502,369
7.00%, 10/30/25	2,202	2,670,982
7.13%, 12/01/96	1,215	2,361,097
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(c)	1,585	1,546,611
2.70%, 10/15/28 (Call 08/15/28)(c)	1,365	1,318,235
3.15%, 10/15/31 (Call 07/15/31)(c)	2,795	2,684,821
4.10%, 10/15/41 (Call 04/15/41)(c)	2,285	2,222,642
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	3,858	3,741,527
2.95%, 05/15/23 (Call 04/15/23)	2,079	2,136,380
3.63%, 05/15/25 (Call 04/15/25)	1,309	1,396,271
4.38%, 05/15/30 (Call 02/15/30)	998	1,119,437
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	5,100	5,160,792
2.38%, 06/22/27 (Call 04/22/27)	1,500	1,534,875
2.70%, 06/22/30 (Call 03/22/30)	3,735	3,783,182
3.30%, 09/29/24 (Call 07/29/24)	867	912,682
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	696	699,209
		622,699,428

Security	Par (000)	Value

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.10%, 05/01/23	$764	$779,906
3.25%, 03/15/24	952	1,006,007
3.70%, 08/01/47 (Call 02/01/47)	1,695	2,112,851
4.00%, 08/15/45	3,343	4,278,305
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	5,280	5,249,429
2.00%, 12/01/24 (Call 11/01/24)	2,121	2,177,016
2.38%, 12/01/29 (Call 09/01/29)	3,008	3,092,705
2.60%, 04/15/30 (Call 01/15/30)	699	728,805
3.13%, 12/01/49 (Call 06/01/49)	2,252	2,471,255
3.15%, 03/15/27 (Call 12/15/26)	2,002	2,157,355
4.15%, 03/15/47 (Call 09/15/46)	1,200	1,527,516
4.38%, 06/15/45 (Call 12/15/44)	517	659,552
6.00%, 05/15/37	1,917	2,750,186
Procter & Gamble Co. (The)
0.55%, 10/29/25	8,395	8,198,893
1.00%, 04/23/26	565	559,508
1.20%, 10/29/30	6,425	6,082,483
1.95%, 04/23/31	1,175	1,187,243
2.45%, 11/03/26	3,235	3,405,096
2.70%, 02/02/26	3,234	3,424,774
2.80%, 03/25/27	3,115	3,311,089
2.85%, 08/11/27	4,580	4,883,196
3.00%, 03/25/30	6,320	6,872,305
3.10%, 08/15/23	2,867	2,987,070
3.50%, 10/25/47	355	442,497
3.55%, 03/25/40	145	170,197
3.60%, 03/25/50	527	665,838
5.80%, 08/15/34	30	41,893
Unilever Capital Corp.
0.38%, 09/14/23	525	522,244
0.63%, 08/12/24 (Call 08/12/22)	175	173,528
1.38%, 09/14/30 (Call 06/14/30)	2,591	2,466,243
1.75%, 08/12/31 (Call 05/12/31)(b)	3,140	3,063,196
2.00%, 07/28/26	2,614	2,684,186
2.13%, 09/06/29 (Call 06/06/29)	1,384	1,410,047
2.60%, 05/05/24 (Call 03/05/24)	3,487	3,620,692
2.90%, 05/05/27 (Call 02/05/27)	4,525	4,812,971
3.10%, 07/30/25	585	625,067
3.13%, 03/22/23 (Call 02/22/23)	877	903,477
3.25%, 03/07/24 (Call 02/07/24)	3,548	3,731,325
3.38%, 03/22/25 (Call 01/22/25)	1,414	1,512,344
3.50%, 03/22/28 (Call 12/22/27)	3,419	3,769,071
5.90%, 11/15/32	3,585	4,843,550
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,065	1,076,672
		106,437,583
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	2,075	2,112,910
3.75%, 05/15/46 (Call 11/15/45)	2,451	2,910,367
4.20%, 05/15/47 (Call 11/15/46)	2,345	2,986,287
4.60%, 06/15/45 (Call 12/15/44)	3,115	4,082,332
		12,091,896
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	5,440	5,429,011
1.65%, 10/29/24 (Call 09/29/24)	8,060	8,047,829

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.75%, 01/30/26 (Call 12/30/25)	$225	$221,207
2.45%, 10/29/26 (Call 09/29/26)	7,770	7,796,029
2.88%, 08/14/24 (Call 07/14/24)	3,027	3,128,374
3.00%, 10/29/28 (Call 08/29/28)	5,545	5,583,427
3.15%, 02/15/24 (Call 01/15/24)	555	573,975
3.30%, 01/23/23 (Call 12/23/22)	3,102	3,179,364
3.30%, 01/30/32 (Call 10/30/31)	8,025	8,079,971
3.40%, 10/29/33 (Call 07/29/33)	4,640	4,666,866
3.50%, 01/15/25 (Call 11/15/24)	3,951	4,148,590
3.65%, 07/21/27 (Call 04/21/27)	3,817	4,047,661
3.85%, 10/29/41 (Call 04/29/41)	2,050	2,114,288
3.88%, 01/23/28 (Call 10/23/27)	2,597	2,772,090
4.13%, 07/03/23 (Call 06/03/23)	2,297	2,394,347
4.45%, 10/01/25 (Call 08/01/25)	3,324	3,604,512
4.45%, 04/03/26 (Call 02/03/26)	4,458	4,854,272
4.50%, 09/15/23 (Call 08/15/23)	817	861,216
4.63%, 10/15/27 (Call 08/15/27)	1,005	1,110,314
4.88%, 01/16/24 (Call 12/16/23)	2,167	2,316,870
6.50%, 07/15/25 (Call 06/15/25)	1,890	2,164,088
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	25	24,995
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	974	1,037,183
3.50%, 08/01/25	2,981	3,188,150
4.25%, 02/15/24	1,301	1,389,728
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	906	892,800
0.80%, 08/18/24 (Call 07/18/24)	115	112,902
1.88%, 08/15/26 (Call 07/15/26)	905	891,334
2.10%, 09/01/28 (Call 07/01/28)	3,025	2,922,331
2.25%, 01/15/23	3,828	3,887,832
2.30%, 02/01/25 (Call 01/01/25)	4,552	4,629,247
2.75%, 01/15/23 (Call 12/15/22)	3,716	3,785,861
2.88%, 01/15/26 (Call 12/15/25)	990	1,017,591
3.00%, 09/15/23 (Call 07/15/23)	1,609	1,656,675
3.00%, 02/01/30 (Call 11/01/29)	3,156	3,185,382
3.13%, 12/01/30 (Call 09/01/30)	218	221,965
3.25%, 03/01/25 (Call 01/01/25)	3,068	3,195,905
3.25%, 10/01/29 (Call 07/01/29)	2,721	2,805,623
3.38%, 07/01/25 (Call 06/01/25)	705	739,742
3.63%, 04/01/27 (Call 01/01/27)	2,618	2,768,666
3.63%, 12/01/27 (Call 09/01/27)	3,179	3,354,926
3.75%, 06/01/26 (Call 04/01/26)	3,303	3,511,122
3.88%, 07/03/23 (Call 06/03/23)	4,196	4,367,532
4.25%, 02/01/24 (Call 01/01/24)	3,154	3,336,427
4.25%, 09/15/24 (Call 06/15/24)	3,117	3,329,486
4.63%, 10/01/28 (Call 07/01/28)	2,814	3,134,852
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	2,708	2,843,915
4.25%, 06/15/26 (Call 04/15/26)	2,842	3,061,886
4.40%, 09/25/23 (Call 08/25/23)	1,430	1,503,902
5.00%, 04/01/23	1,101	1,155,070
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	2,496	2,507,282
2.20%, 11/02/28 (Call 09/02/28)	1,300	1,289,249
3.05%, 06/05/23 (Call 05/05/23)	1,631	1,677,108
3.88%, 05/21/24 (Call 04/21/24)	6,187	6,519,922
4.63%, 03/30/25	637	696,598
5.13%, 09/30/24	3,960	4,354,495
5.80%, 05/01/25 (Call 04/01/25)	4,933	5,596,094
8.00%, 11/01/31	9,094	12,738,512

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
0.75%, 11/03/23	$1,000	$998,040
1.65%, 11/04/26 (Call 10/04/26)	2,250	2,249,055
2.50%, 07/30/24 (Call 06/30/24)	5,265	5,441,746
2.65%, 12/02/22	4,986	5,092,451
3.00%, 10/30/24 (Call 09/29/24)	6,458	6,781,933
3.13%, 05/20/26 (Call 04/20/26)	6,509	6,909,629
3.40%, 02/27/23 (Call 01/27/23)	6,450	6,658,206
3.40%, 02/22/24 (Call 01/22/24)	6,203	6,510,607
3.63%, 12/05/24 (Call 11/04/24)	5,473	5,847,900
3.70%, 08/03/23 (Call 07/03/23)	5,722	5,981,664
4.05%, 12/03/42	4,460	5,371,624
4.20%, 11/06/25 (Call 10/06/25)	2,233	2,467,175
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	4,671	5,024,408
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(b)	2,283	2,418,953
3.00%, 04/02/25 (Call 03/02/25)	572	601,332
3.70%, 10/15/24	2,449	2,633,410
4.00%, 10/15/23	4,383	4,637,608
Andrew W Mellon Foundation (The), Series 2020,0.95%, 08/01/27 (Call 06/01/27)	1,250	1,216,687
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	2,190	2,293,061
5.38%, 07/24/23	3,274	3,465,889
Blackstone Private Credit Fund
1.75%, 09/15/24(c)	355	350,481
2.63%, 12/15/26 (Call 11/15/26)(c)	1,340	1,303,083
3.25%, 03/15/27 (Call 02/15/27)(c)	6,100	6,100,000
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	3,875	3,793,354
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	3,635	3,690,543
3.50%, 03/30/51 (Call 09/30/50)	2,805	3,004,688
3.90%, 01/25/28 (Call 10/25/27)	3,021	3,336,181
4.00%, 04/01/24 (Call 02/01/24)	4,844	5,131,540
4.25%, 06/02/26 (Call 03/02/26)	1,501	1,660,556
4.35%, 04/15/30 (Call 01/15/30)	3,334	3,769,687
4.70%, 09/20/47 (Call 03/20/47)	3,481	4,311,636
4.85%, 03/29/29 (Call 12/29/28)	3,944	4,577,012
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	1,653	1,758,428
Capital One Bank USA N.A.
2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	1,305	1,331,244
3.38%, 02/15/23	6,446	6,638,478
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	3,630	3,611,378
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	4,500	4,295,790
2.60%, 05/11/23 (Call 04/11/23)	3,651	3,739,026
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)	2,375	2,368,231
3.20%, 01/30/23 (Call 12/30/22)	8,391	8,612,271
3.20%, 02/05/25 (Call 01/05/25)	3,976	4,188,597
3.30%, 10/30/24 (Call 09/30/24)	6,089	6,409,099
3.50%, 06/15/23	3,520	3,663,616
3.65%, 05/11/27 (Call 04/11/27)	3,827	4,133,696
3.75%, 04/24/24 (Call 03/24/24)	3,922	4,148,299

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 07/28/26 (Call 06/28/26)	$5,773	$6,198,759
3.75%, 03/09/27 (Call 02/09/27)	2,204	2,388,827
3.80%, 01/31/28 (Call 12/31/27)	5,685	6,227,974
3.90%, 01/29/24 (Call 12/29/23)	4,363	4,606,150
4.20%, 10/29/25 (Call 09/29/25)	5,478	5,955,901
4.25%, 04/30/25 (Call 03/31/25)	3,974	4,318,387
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	6,950	6,668,455
3.65%, 01/12/27 (Call 10/12/26)	3,644	3,976,114
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	442	440,228
0.90%, 03/11/26 (Call 02/11/26)	6,357	6,213,586
1.15%, 05/13/26 (Call 04/13/26)	6,340	6,262,081
1.65%, 03/11/31 (Call 12/11/30)	4,829	4,641,683
1.95%, 12/01/31 (Call 09/01/31)	4,000	3,937,440
2.00%, 03/20/28 (Call 01/20/28)	2,572	2,601,398
2.30%, 05/13/31 (Call 02/13/31)	3,025	3,063,327
2.65%, 01/25/23 (Call 12/25/22)	3,712	3,792,328
2.75%, 10/01/29 (Call 07/01/29)	3,009	3,171,005
3.00%, 03/10/25 (Call 12/10/24)	4,543	4,786,505
3.20%, 03/02/27 (Call 12/02/26)	2,402	2,584,168
3.20%, 01/25/28 (Call 10/25/27)	3,878	4,198,129
3.25%, 05/22/29 (Call 02/22/29)	2,035	2,203,986
3.30%, 04/01/27 (Call 01/01/27)	4,446	4,783,496
3.45%, 02/13/26 (Call 11/13/25)	1,633	1,759,917
3.55%, 02/01/24 (Call 01/01/24)	4,548	4,801,824
3.63%, 04/01/25 (Call 01/01/25)	1,614	1,727,981
3.75%, 04/01/24 (Call 03/02/24)	1,855	1,965,484
3.85%, 05/21/25 (Call 03/21/25)	3,241	3,511,105
4.00%, 02/01/29 (Call 11/01/28)	2,048	2,318,131
4.20%, 03/24/25 (Call 02/24/25)	3,669	4,011,978
4.63%, 03/22/30 (Call 12/22/29)	1,998	2,386,871
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	616	634,209
4.10%, 06/15/51 (Call 12/15/50)	870	970,520
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 06/07/22)(b)	500	493,625
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	7,491	7,892,593
3.75%, 06/15/28 (Call 03/15/28)	4,544	5,076,693
4.15%, 06/15/48 (Call 12/15/47)	1,783	2,341,953
5.30%, 09/15/43 (Call 03/15/43)	2,384	3,348,900
Credit Suisse USA Inc., 7.13%, 07/15/32	3,876	5,533,804
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,312	2,463,528
3.95%, 11/06/24 (Call 08/06/24)	2,039	2,176,286
4.10%, 02/09/27 (Call 11/09/26)	2,334	2,547,491
4.50%, 01/30/26 (Call 11/30/25)	3,056	3,361,478
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	3,055	3,292,465
3.63%, 06/15/23	695	723,738
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,055	1,001,765
2.85%, 03/30/25(b)	1,026	1,080,327
2.95%, 08/12/51 (Call 02/12/51)	2,165	2,157,379
Intercontinental Exchange Inc.
0.70%, 06/15/23	1,200	1,197,108
1.85%, 09/15/32 (Call 06/15/32)	3,653	3,441,309
2.10%, 06/15/30 (Call 03/15/30)	7,421	7,320,297
2.65%, 09/15/40 (Call 03/15/40)	2,138	2,055,773

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 06/15/50 (Call 12/15/49)	$4,851	$4,869,094
3.00%, 09/15/60 (Call 03/15/60)	2,119	2,063,016
3.10%, 09/15/27 (Call 06/15/27)	3,960	4,221,875
3.45%, 09/21/23 (Call 08/21/23)(b)	2,250	2,349,022
3.75%, 12/01/25 (Call 09/01/25)	6,191	6,708,382
3.75%, 09/21/28 (Call 06/21/28)	2,024	2,240,062
4.00%, 10/15/23	4,925	5,198,387
4.25%, 09/21/48 (Call 03/21/48)	5,035	6,070,901
Invesco Finance PLC
3.75%, 01/15/26	618	670,827
4.00%, 01/30/24	1,519	1,610,520
5.38%, 11/30/43	984	1,319,259
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,255	1,388,457
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	1,310	1,305,140
6.25%, 01/15/36	2,563	3,414,275
6.45%, 06/08/27	1,563	1,917,926
6.50%, 01/20/43	849	1,192,353
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	1,660	1,630,352
4.15%, 01/23/30	2,495	2,772,444
4.85%, 01/15/27	5,758	6,580,703
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	691	745,637
3.75%, 02/13/25	2,824	3,013,970
4.38%, 03/11/29 (Call 12/11/28)	2,479	2,796,907
4.50%, 09/19/28 (Call 06/19/28)	673	772,490
Legg Mason Inc.
4.75%, 03/15/26	1,041	1,174,841
5.63%, 01/15/44	1,805	2,503,282
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,315	3,316,459
2.00%, 03/03/25 (Call 02/03/25)	3,428	3,523,538
2.00%, 11/18/31 (Call 08/18/31)	5,000	5,003,350
2.95%, 11/21/26 (Call 08/21/26)	1,986	2,117,990
2.95%, 06/01/29 (Call 03/01/29)	4,524	4,850,859
2.95%, 03/15/51 (Call 09/15/50)	4,155	4,415,061
3.30%, 03/26/27 (Call 01/26/27)	2,665	2,882,224
3.35%, 03/26/30 (Call 12/26/29)	3,650	4,029,600
3.38%, 04/01/24	3,595	3,798,189
3.50%, 02/26/28 (Call 11/26/27)	1,860	2,050,036
3.65%, 06/01/49 (Call 12/01/48)	3,211	3,753,723
3.80%, 11/21/46 (Call 05/21/46)	1,937	2,322,347
3.85%, 03/26/50 (Call 09/26/49)	2,559	3,084,184
3.95%, 02/26/48 (Call 08/26/47)	3,367	4,106,259
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	251	250,478
1.65%, 01/15/31 (Call 10/15/30)	4,010	3,749,310
2.50%, 12/21/40 (Call 06/21/40)	355	332,894
3.25%, 04/28/50 (Call 10/28/49)	3,788	3,902,587
3.85%, 06/30/26 (Call 03/30/26)	2,831	3,095,444
4.25%, 06/01/24 (Call 03/01/24)	4,648	4,966,063
Nomura Holdings Inc.
1.65%, 07/14/26	5,100	5,021,766
1.85%, 07/16/25	1,135	1,139,495
2.17%, 07/14/28	6,250	6,133,875
2.61%, 07/14/31	2,150	2,122,673
2.65%, 01/16/25	6,520	6,732,291

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.68%, 07/16/30	$1,540	$1,545,729
3.10%, 01/16/30	1,730	1,788,336
ORIX Corp.
2.25%, 03/09/31	2,800	2,817,528
3.25%, 12/04/24	2,360	2,492,585
3.70%, 07/18/27	2,880	3,149,280
4.05%, 01/16/24	1,567	1,660,957
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	101,064
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	2,565	2,899,527
4.65%, 04/01/30 (Call 01/01/30)	817	950,678
4.95%, 07/15/46	3,289	4,354,373
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	1,217	1,345,320
4.25%, 07/18/24	3,745	4,016,138
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	3,160	3,135,447
3.70%, 08/04/26 (Call 05/04/26)	4,177	4,452,139
3.95%, 12/01/27 (Call 09/01/27)	2,477	2,674,367
4.25%, 08/15/24 (Call 05/15/24)	5,164	5,498,162
4.38%, 03/19/24 (Call 02/19/24)	2,877	3,057,014
4.50%, 07/23/25 (Call 04/23/25)	2,243	2,435,360
5.15%, 03/19/29 (Call 12/19/28)	1,145	1,331,578
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	1,034	990,510
1.10%, 02/15/31 (Call 11/15/30)	5,562	5,184,618
1.90%, 04/15/27 (Call 02/15/27)	3,311	3,363,612
2.00%, 08/15/50 (Call 02/15/50)	6,058	5,369,266
2.05%, 04/15/30 (Call 01/15/30)	5,790	5,841,936
2.70%, 04/15/40 (Call 10/15/39)	4,629	4,732,273
2.75%, 09/15/27 (Call 06/15/27)	1,999	2,121,619
2.80%, 12/14/22 (Call 10/14/22)	8,136	8,300,591
3.15%, 12/14/25 (Call 09/14/25)	16,440	17,576,826
3.65%, 09/15/47 (Call 03/15/47)	4,237	4,995,338
4.15%, 12/14/35 (Call 06/14/35)	6,852	8,178,136
4.30%, 12/14/45 (Call 06/14/45)	9,530	12,086,327
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,860	1,814,709
2.75%, 03/15/31 (Call 12/15/30)	2,205	2,178,628
2.85%, 01/10/25 (Call 12/10/24)	3,884	4,037,263
4.25%, 06/09/23 (Call 05/09/23)	1,529	1,600,664
6.20%, 11/17/36	1,947	2,432,368
		829,310,425
Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	285	300,233
3.80%, 10/01/47 (Call 04/01/47)	1,566	1,730,587
3.95%, 06/01/28 (Call 03/01/28)	1,460	1,622,513
Series G, 4.15%, 05/01/49 (Call 11/01/48)	2,086	2,444,437
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,412	2,549,219
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,270	2,202,467
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,449	1,540,388
3.15%, 09/15/49 (Call 03/15/49)	275	287,257
3.75%, 12/01/47 (Call 06/01/47)	1,425	1,640,203
3.80%, 06/15/49 (Call 12/15/48)	1,187	1,390,571
4.00%, 12/01/46 (Call 06/01/46)	1,425	1,715,942
4.25%, 09/15/48 (Call 03/15/48)	1,497	1,846,011
Series M, 3.65%, 04/01/50 (Call 10/01/49)	385	438,727

Security	Par (000)	Value

Electric (continued)
Series N, 2.75%, 08/15/51 (Call 02/15/51)	$1,139	$1,109,682
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,990	1,933,723
2.45%, 01/15/31 (Call 10/15/30)	480	467,491
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	1,140	1,165,194
3.13%, 07/15/51 (Call 01/15/51)	2,335	2,445,679
3.45%, 10/01/49 (Call 04/01/49)	2,099	2,287,784
3.75%, 03/01/45 (Call 09/01/44)	2,693	3,055,801
3.85%, 12/01/42	1,392	1,598,392
4.15%, 08/15/44 (Call 02/15/44)	1,370	1,625,505
4.30%, 01/02/46 (Call 07/02/45)	3,012	3,697,049
6.00%, 03/01/39	409	576,199
6.13%, 05/15/38	1,115	1,592,989
Series 13-A, 3.55%, 12/01/23	374	393,355
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	2,919	2,751,770
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,906	3,603,934
Series B, 3.70%, 12/01/47 (Call 06/01/47)	461	524,632
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	58	56,503
1.95%, 03/15/27 (Call 02/15/27)	1,565	1,572,747
2.50%, 09/15/24 (Call 08/15/24)	3,851	3,967,993
3.50%, 01/15/31 (Call 10/15/30)	3,629	3,947,118
3.65%, 02/15/26 (Call 11/15/25)	1,858	1,993,764
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	867	829,589
2.90%, 06/15/51 (Call 12/15/50)	1,060	1,101,139
3.25%, 03/01/25 (Call 12/01/24)	430	454,484
3.25%, 03/15/50 (Call 09/15/49)	857	937,575
3.70%, 12/01/47 (Call 06/01/47)	2,341	2,745,829
3.80%, 05/15/28 (Call 02/15/28)	1,587	1,769,537
4.15%, 03/15/46 (Call 09/15/45)	1,591	1,968,083
4.50%, 03/15/49 (Call 09/15/48)	1,574	2,072,470
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,408	2,380,597
3.20%, 11/13/27 (Call 08/13/27)(b)	2,176	2,313,393
3.25%, 03/01/50 (Call 09/01/49)	560	568,383
3.88%, 02/15/62 (Call 11/15/26)(a)	2,000	1,993,840
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,730	3,069,912
Series M, 0.75%, 11/01/23 (Call 12/31/21)	440	436,920
Series N, 1.00%, 11/01/25 (Call 10/01/25)(b)	427	418,225
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	190	201,962
4.40%, 05/15/44 (Call 11/15/43)	889	1,060,515
4.45%, 06/01/45 (Call 12/01/44)	1,173	1,413,946
7.00%, 04/01/38	2,280	3,358,919
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	77	78,816
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,714	1,837,254
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,145	2,661,580
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	770	853,098
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,600	1,562,048
2.60%, 08/15/29 (Call 05/15/29)	1,925	1,977,841
2.65%, 09/15/50 (Call 03/15/50)	626	588,121
2.95%, 09/15/27 (Call 06/15/27)	625	661,669
3.15%, 05/15/25 (Call 02/15/25)	1,641	1,722,476
3.35%, 05/15/50 (Call 11/15/49)	1,577	1,676,887
3.50%, 12/01/49 (Call 06/01/49)	1,983	2,133,173
3.75%, 05/15/46 (Call 11/15/45)	1,236	1,382,565
4.20%, 08/15/48 (Call 02/15/48)	1,123	1,329,284

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 03/01/49 (Call 09/01/48)	$1,530	$1,853,671
4.35%, 11/15/45 (Call 05/15/45)	1,552	1,867,630
4.50%, 04/01/42 (Call 10/01/41)	2,095	2,511,926
5.05%, 09/01/41 (Call 03/01/41)	1,875	2,382,412
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	525	531,059
4.00%, 10/15/28 (Call 07/15/28)	1,302	1,470,961
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	6,910	7,253,842
3.20%, 04/15/25 (Call 03/15/25)	3,780	3,988,732
3.80%, 06/01/29 (Call 03/01/29)	3,554	3,914,305
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	2,540	3,222,219
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	563	581,010
2.90%, 06/15/50 (Call 12/15/49)	1,655	1,687,057
3.20%, 09/15/49 (Call 03/15/49)	1,745	1,853,644
3.35%, 07/01/23 (Call 04/01/23)	2,572	2,659,731
3.50%, 08/15/46 (Call 02/15/46)	2,805	3,113,971
3.75%, 08/15/47 (Call 02/15/47)	2,084	2,448,137
4.25%, 09/15/48 (Call 03/15/48)	649	815,163
6.35%, 10/01/36	830	1,188,469
Baltimore Gas and Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	2,170	2,181,067
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(b)	1,517	1,446,778
2.85%, 05/15/51 (Call 11/15/50)	5,565	5,426,153
3.25%, 04/15/28 (Call 01/15/28)	2,232	2,402,882
3.50%, 02/01/25 (Call 11/01/24)	1,979	2,104,528
3.70%, 07/15/30 (Call 04/15/30)	5,819	6,483,821
3.75%, 11/15/23 (Call 08/15/23)	3,532	3,710,860
3.80%, 07/15/48 (Call 01/15/48)	1,781	2,023,661
4.05%, 04/15/25 (Call 03/15/25)	2,479	2,696,978
4.25%, 10/15/50 (Call 04/15/50)	3,636	4,480,934
4.45%, 01/15/49 (Call 07/15/48)	3,469	4,345,582
4.50%, 02/01/45 (Call 08/01/44)	1,969	2,431,577
5.15%, 11/15/43 (Call 05/15/43)	2,858	3,751,325
5.95%, 05/15/37	1,918	2,627,142
6.13%, 04/01/36	2,603	3,557,598
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	2,305	2,299,122
3.05%, 10/15/29 (Call 07/15/29)	2,692	2,836,991
3.15%, 01/15/27 (Call 07/15/26)	1,079	1,133,759
3.88%, 10/15/49 (Call 04/15/49)	1,334	1,511,715
3.95%, 01/15/26 (Call 07/15/25)	2,194	2,371,977
4.20%, 09/15/46 (Call 03/15/46)	650	757,517
4.25%, 11/30/23 (Call 08/30/23)	2,423	2,560,481
4.35%, 05/01/33 (Call 02/01/33)	75	85,957
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,575	1,792,523
3.95%, 03/01/48 (Call 09/01/47)	2,643	3,225,253
4.50%, 04/01/44 (Call 10/01/43)	2,933	3,734,589
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	705	749,027
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,487	1,906,260
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,330	2,416,466
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	385	393,378
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	305	342,381
Series K2, 6.95%, 03/15/33	125	174,396
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,350	1,402,596
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	1,008	993,717

Security	Par (000)	Value

Electric (continued)
2.50%, 09/01/24 (Call 08/01/24)	$1,316	$1,353,269
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,357,388
2.95%, 03/01/30 (Call 12/01/29)	2,538	2,641,043
3.70%, 09/01/49 (Call 03/01/49)	1,275	1,429,862
4.25%, 11/01/28 (Call 08/01/28)	1,920	2,158,752
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	2,808	3,002,454
4.97%, 05/01/46 (Call 11/01/45)	1,294	1,598,595
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,430	3,799,960
5.95%, 12/15/36	724	976,770
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	579	607,718
3.45%, 08/15/27 (Call 05/15/27)	2,059	2,225,758
3.75%, 12/01/50 (Call 09/01/30)(a)	110	108,149
4.75%, 06/01/50 (Call 03/01/30)(a)	760	828,354
4.88%, 03/01/44 (Call 09/01/43)	1,260	1,622,830
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,275	1,288,337
2.55%, 06/15/26 (Call 03/15/26)	725	758,256
3.00%, 03/01/50 (Call 09/01/49)	845	875,969
3.65%, 06/15/46 (Call 12/15/45)	2,579	2,977,198
3.70%, 08/15/28 (Call 05/15/28)(b)	2,889	3,206,212
3.70%, 03/01/45 (Call 09/01/44)	1,735	2,018,794
3.80%, 10/01/42 (Call 04/01/42)	894	1,026,089
4.00%, 03/01/48 (Call 09/01/47)	2,820	3,378,783
4.00%, 03/01/49 (Call 09/01/48)	2,309	2,810,492
4.35%, 11/15/45 (Call 05/15/45)	1,991	2,470,831
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,437,552
4.70%, 01/15/44 (Call 07/15/43)(b)	1,230	1,595,372
5.90%, 03/15/36	959	1,342,399
6.45%, 01/15/38	2,010	2,964,227
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,187	2,327,580
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	3,345	3,954,860
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,483	1,599,149
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	2,735	2,884,604
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	860	856,973
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,196	3,927,884
4.30%, 04/15/44 (Call 10/15/43)	2,545	3,152,110
Series A, 0.75%, 12/01/25 (Call 11/01/25)	550	537,009
Series A, 2.05%, 07/01/31 (Call 04/01/31)	1,455	1,453,894
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,293	2,463,278
Series A, 4.15%, 06/01/45 (Call 12/01/44)	245	306,174
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,000	3,024,540
3.60%, 06/15/61 (Call 12/15/60)	3,020	3,271,717
3.70%, 11/15/59 (Call 05/15/59)	2,243	2,491,053
3.80%, 05/15/28 (Call 02/15/28)	2,471	2,730,677
3.85%, 06/15/46 (Call 12/15/45)	2,594	2,906,292
3.95%, 03/01/43 (Call 09/01/42)	1,146	1,270,135
4.45%, 03/15/44 (Call 09/15/43)	1,093	1,304,397
4.50%, 12/01/45 (Call 06/01/45)	2,902	3,516,818
4.50%, 05/15/58 (Call 11/15/57)	2,899	3,649,087
4.63%, 12/01/54 (Call 06/01/54)	2,137	2,712,515
5.70%, 06/15/40	1,447	1,969,280
Series 05-A, 5.30%, 03/01/35	820	1,034,586
Series 06-A, 5.85%, 03/15/36	1,548	2,050,202
Series 06-B, 6.20%, 06/15/36	632	873,765
Series 07-A, 6.30%, 08/15/37	853	1,208,710

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 08-B, 6.75%, 04/01/38	$1,538	$2,264,182
Series 09-C, 5.50%, 12/01/39	2,466	3,259,435
Series 12-A, 4.20%, 03/15/42	175	201,257
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	3,117	3,507,061
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	4,159	4,490,056
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	3,929	4,584,396
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,037	2,411,645
Series B, 3.13%, 11/15/27 (Call 08/15/27)	499	528,451
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,443	1,388,772
Series C, 4.00%, 11/15/57 (Call 05/15/57)	693	808,156
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,469	2,999,440
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,777	2,004,954
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,564	3,238,435
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,725	1,576,064
2.65%, 08/15/52 (Call 02/15/52)	305	303,780
3.10%, 08/15/50 (Call 02/15/50)	2,757	2,942,767
3.25%, 08/15/46 (Call 02/15/46)	1,443	1,576,896
3.38%, 08/15/23 (Call 05/15/23)	2,045	2,121,565
3.50%, 08/01/51 (Call 02/01/51)	2,584	2,956,380
3.75%, 02/15/50 (Call 08/15/49)	1,971	2,344,662
3.80%, 11/15/28 (Call 08/15/28)	666	747,632
3.95%, 05/15/43 (Call 11/15/42)	966	1,153,462
3.95%, 07/15/47 (Call 01/15/47)	2,223	2,672,580
4.05%, 05/15/48 (Call 11/15/47)	1,977	2,444,798
4.35%, 04/15/49 (Call 10/15/48)	1,879	2,420,302
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,585	3,006,794
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	1,275	1,333,306
4.15%, 05/15/45 (Call 11/15/44)	2,171	2,612,212
Dominion Energy Inc.
3.07%, 08/15/24(e)	2,563	2,670,492
3.90%, 10/01/25 (Call 07/01/25)	928	1,004,133
4.25%, 06/01/28 (Call 03/01/28)	3,672	4,103,570
4.70%, 12/01/44 (Call 06/01/44)	1,870	2,353,563
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)	1,499	1,605,024
7.00%, 06/15/38	2,825	4,131,308
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,715	1,695,500
Series A, 3.30%, 03/15/25 (Call 02/15/25)	605	636,514
Series A, 4.60%, 03/15/49 (Call 09/15/48)	565	723,556
Series B, 3.30%, 04/15/41 (Call 10/15/40)	2,040	2,143,754
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,105	1,198,660
Series B, 5.95%, 06/15/35	2,022	2,680,586
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,090	1,069,345
Series C, 3.38%, 04/01/30 (Call 01/01/30)	4,049	4,297,771
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,390	1,588,951
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,385	1,736,374
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,293	1,355,879
Series E, 6.30%, 03/15/33	875	1,162,823
Series F, 5.25%, 08/01/33	1,995	2,463,466
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,515	1,892,947
5.10%, 06/01/65 (Call 12/01/64)	2,365	3,518,954
5.30%, 05/15/33	100	128,557
5.45%, 02/01/41 (Call 08/01/40)	1,850	2,533,852
6.05%, 01/15/38	1,715	2,441,182
6.63%, 02/01/32(b)	315	431,163
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,000	2,012,720

Security	Par (000)	Value

Electric (continued)
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	$2,037	$2,066,781
2.95%, 03/01/50 (Call 09/01/49)	695	723,585
3.38%, 03/01/25 (Call 12/01/24)	1,107	1,175,656
3.65%, 03/15/24 (Call 12/15/23)	1,385	1,459,444
3.70%, 03/15/45 (Call 09/15/44)	2,355	2,704,082
3.70%, 06/01/46 (Call 12/01/45)	1,130	1,305,998
3.75%, 08/15/47 (Call 02/15/47)	1,742	2,030,580
3.95%, 03/01/49 (Call 09/01/48)	2,024	2,447,947
4.30%, 07/01/44 (Call 01/01/44)	1,506	1,866,717
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,160	2,158,358
Series A, 4.00%, 04/01/43 (Call 10/01/42)	252	299,094
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,686	2,063,023
Series B, 3.25%, 04/01/51 (Call 10/01/50)	2,086	2,302,944
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,067	2,147,282
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,544	3,710,710
2.95%, 03/01/30 (Call 12/01/29)	2,428	2,535,002
Series C, 2.53%, 10/01/24	1,469	1,520,400
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,934	3,133,923
Series F, 1.05%, 06/01/25 (Call 05/01/25)	3,140	3,093,999
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,363	2,432,141
2.45%, 02/01/30 (Call 11/01/29)	2,295	2,340,969
2.50%, 03/15/23 (Call 01/15/23)	2,029	2,068,363
2.55%, 04/15/31 (Call 01/15/31)	2,380	2,435,597
2.95%, 12/01/26 (Call 09/01/26)	3,530	3,738,305
3.05%, 03/15/23 (Call 02/15/23)	1,111	1,142,619
3.20%, 08/15/49 (Call 02/15/49)	1,215	1,297,924
3.45%, 04/15/51 (Call 10/15/50)	2,150	2,402,130
3.70%, 12/01/47 (Call 06/01/47)	3,057	3,446,156
3.75%, 06/01/45 (Call 12/01/44)	2,133	2,447,063
3.88%, 03/15/46 (Call 09/15/45)	1,265	1,460,506
3.95%, 11/15/28 (Call 08/15/28)	1,961	2,207,733
3.95%, 03/15/48 (Call 09/15/47)	1,120	1,323,493
4.00%, 09/30/42 (Call 03/30/42)	939	1,088,799
4.25%, 12/15/41 (Call 06/15/41)	984	1,174,768
5.30%, 02/15/40	1,025	1,370,989
6.00%, 01/15/38	771	1,077,488
6.05%, 04/15/38	1,440	2,018,232
6.10%, 06/01/37	3,217	4,417,906
6.45%, 10/15/32	810	1,088,332
Series A, 6.00%, 12/01/28	1,768	2,198,862
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,101	3,022,266
2.45%, 06/01/30 (Call 03/01/30)	475	473,860
2.55%, 06/15/31 (Call 03/15/31)	585	582,555
2.65%, 09/01/26 (Call 06/01/26)	1,894	1,964,589
3.15%, 08/15/27 (Call 05/15/27)	4,018	4,234,209
3.25%, 01/15/82 (Call 01/15/27)(a)	4,320	4,177,267
3.30%, 06/15/41 (Call 12/15/40)	3,953	4,030,518
3.40%, 06/15/29 (Call 03/15/29)	2,202	2,355,986
3.50%, 06/15/51 (Call 12/15/50)	205	214,196
3.75%, 04/15/24 (Call 01/15/24)	3,728	3,928,044
3.75%, 09/01/46 (Call 03/01/46)	3,677	3,969,285
3.95%, 10/15/23 (Call 07/15/23)	1,959	2,054,482
3.95%, 08/15/47 (Call 02/15/47)	1,850	2,071,352
4.20%, 06/15/49 (Call 12/15/48)	2,515	2,903,014
4.80%, 12/15/45 (Call 06/15/45)	2,589	3,255,667

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC
0.00%, 12/15/51 (Call 06/15/51)(d)	$1,605	$1,628,144
1.75%, 06/15/30 (Call 03/15/30)	2,780	2,689,011
2.40%, 12/15/31 (Call 09/15/31)	3,640	3,670,612
2.50%, 12/01/29 (Call 09/01/29)	2,483	2,555,404
3.20%, 01/15/27 (Call 10/15/26)	3,328	3,554,071
3.40%, 10/01/46 (Call 04/01/46)	2,523	2,706,321
3.80%, 07/15/28 (Call 04/15/28)	2,210	2,452,592
3.85%, 11/15/42 (Call 05/15/42)	1,351	1,538,924
4.20%, 07/15/48 (Call 01/15/48)	1,525	1,869,162
5.65%, 04/01/40	1,411	1,937,825
6.35%, 09/15/37	831	1,205,100
6.40%, 06/15/38	2,989	4,354,076
Duke Energy Florida Project Finance LLC, Series 2026,2.54%, 09/01/31	1,051	1,082,992
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,570	1,518,221
3.75%, 05/15/46 (Call 11/15/45)	979	1,130,833
6.12%, 10/15/35	839	1,126,274
6.35%, 08/15/38	703	1,007,582
6.45%, 04/01/39	1,983	2,879,375
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	544	695,107
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,280	2,432,555
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	3,573	3,539,271
3.65%, 02/01/29 (Call 11/01/28)	2,116	2,308,429
3.70%, 06/15/46 (Call 12/15/45)	1,612	1,846,643
3.80%, 09/01/23 (Call 06/01/23)	1,604	1,674,079
4.30%, 02/01/49 (Call 08/01/48)	962	1,177,507
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	1,000	981,300
2.50%, 08/15/50 (Call 02/15/50)	1,375	1,287,096
2.90%, 08/15/51 (Call 02/15/51)	605	613,585
3.25%, 08/15/25 (Call 05/15/25)	1,662	1,771,576
3.38%, 09/01/23 (Call 08/01/23)	926	964,836
3.45%, 03/15/29 (Call 12/15/28)	2,710	2,946,827
3.60%, 09/15/47 (Call 03/15/47)	3,511	3,966,517
3.70%, 09/01/28 (Call 06/01/28)	1,963	2,174,533
3.70%, 10/15/46 (Call 04/15/46)	2,339	2,687,090
4.10%, 05/15/42 (Call 11/15/41)	615	716,168
4.10%, 03/15/43 (Call 09/15/42)	1,319	1,552,634
4.15%, 12/01/44 (Call 06/01/44)	2,469	2,915,198
4.20%, 08/15/45 (Call 02/15/45)	3,001	3,636,012
4.38%, 03/30/44 (Call 09/30/43)	2,427	2,959,678
6.30%, 04/01/38	1,395	1,990,456
Edison International
2.95%, 03/15/23 (Call 01/15/23)	1,456	1,485,091
3.55%, 11/15/24 (Call 10/15/24)	1,598	1,682,790
4.13%, 03/15/28 (Call 12/15/27)	3,835	4,089,797
4.95%, 04/15/25 (Call 03/15/25)	1,660	1,809,666
5.75%, 06/15/27 (Call 04/15/27)	2,898	3,310,125
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,212	2,742,858
6.00%, 05/15/35	564	746,832
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	7,823	8,366,698
4.75%, 06/15/46 (Call 12/15/45)	2,981	3,572,043
Emera US Finance LP
0.83%, 06/15/24	2,885	2,843,169
2.64%, 06/15/31 (Call 03/15/31)	2,175	2,173,287

Security	Par (000)	Value

Electric (continued)
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	$3,238	$3,428,848
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	2,487	2,763,977
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,275	1,339,247
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	758	724,928
3.35%, 06/15/52 (Call 12/15/51)	2,720	2,959,496
3.50%, 04/01/26 (Call 01/01/26)	2,712	2,929,936
3.70%, 06/01/24 (Call 03/01/24)	315	333,314
4.00%, 06/01/28 (Call 03/01/28)	100	112,071
4.20%, 04/01/49 (Call 10/01/48)	1,694	2,087,228
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,738	1,691,960
1.90%, 06/15/28 (Call 04/15/28)	1,740	1,703,095
2.40%, 06/15/31 (Call 03/05/31)	3,465	3,417,252
2.80%, 06/15/30 (Call 03/15/30)	2,287	2,338,252
2.95%, 09/01/26 (Call 06/01/26)	3,437	3,595,893
3.75%, 06/15/50 (Call 12/15/49)	2,059	2,282,154
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	102	113,536
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 12/31/21)	65	64,656
0.95%, 10/01/24 (Call 10/01/22)	275	272,415
1.60%, 12/15/30 (Call 09/15/30)	2,840	2,717,142
2.35%, 06/15/32 (Call 03/15/32)	100	99,979
2.40%, 10/01/26 (Call 07/01/26)	4,036	4,144,488
2.90%, 03/15/51 (Call 09/15/50)	2,755	2,764,009
3.05%, 06/01/31 (Call 03/01/31)	2,679	2,852,572
3.10%, 06/15/41 (Call 12/15/40)	100	103,990
3.12%, 09/01/27 (Call 06/01/27)	1,855	1,971,234
3.25%, 04/01/28 (Call 01/01/28)	1,977	2,124,346
4.00%, 03/15/33 (Call 12/15/32)	2,527	2,898,039
4.05%, 09/01/23 (Call 06/01/23)	1,114	1,164,654
4.20%, 09/01/48 (Call 03/01/48)	2,861	3,509,675
4.20%, 04/01/50 (Call 10/01/49)	3,246	4,027,247
4.95%, 01/15/45 (Call 01/15/25)	610	657,995
5.40%, 11/01/24	191	213,379
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,383	3,579,011
3.50%, 06/01/51 (Call 03/01/51)	50	56,709
3.85%, 06/01/49 (Call 12/01/48)	3,599	4,227,529
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	719	680,275
3.55%, 09/30/49 (Call 03/30/49)	1,585	1,732,231
4.00%, 03/30/29 (Call 12/30/28)	517	575,359
4.50%, 03/30/39 (Call 09/30/38)	160	191,152
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	2,779	2,855,033
2.90%, 09/15/29 (Call 06/15/29)	2,335	2,431,342
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,345	1,396,339
3.10%, 04/01/27 (Call 01/01/27)	1,780	1,891,179
3.25%, 09/01/49 (Call 03/01/49)	1,088	1,166,053
3.45%, 04/15/50 (Call 10/15/49)	1,410	1,543,583
4.10%, 04/01/43 (Call 10/01/42)	1,230	1,467,144
4.13%, 03/01/42 (Call 09/01/41)	1,207	1,422,003
4.25%, 12/01/45 (Call 06/01/45)	1,519	1,866,107
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	426	436,497
3.65%, 08/15/25 (Call 05/15/25)	1,360	1,460,599
4.20%, 06/15/47 (Call 12/15/46)	2,050	2,503,050

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 03/15/48 (Call 09/15/47)	$2,094	$2,570,573
5.30%, 10/01/41 (Call 04/01/41)	1,891	2,518,831
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	2,333	2,854,822
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,023	1,026,601
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	3,265	3,310,579
2.80%, 05/01/23 (Call 02/01/23)	1,483	1,513,194
3.45%, 01/15/50 (Call 07/15/49)	2,270	2,435,120
Series H, 3.15%, 01/15/25 (Call 10/15/24)	876	920,352
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,566	2,670,180
Series M, 3.30%, 01/15/28 (Call 10/15/27)	551	591,278
Series N, 3.80%, 12/01/23 (Call 11/01/23)	2,117	2,228,248
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,912	2,156,048
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,706	2,632,992
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,241	2,107,571
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,050	1,033,242
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	2,662	2,839,209
3.95%, 06/15/25 (Call 03/15/25)	3,498	3,757,027
4.05%, 04/15/30 (Call 01/15/30)	4,690	5,270,856
4.45%, 04/15/46 (Call 10/15/45)	1,833	2,275,358
4.70%, 04/15/50 (Call 10/15/49)	2,907	3,749,594
4.95%, 06/15/35 (Call 12/15/34)	2,689	3,269,905
5.10%, 06/15/45 (Call 12/15/44)	2,000	2,662,800
5.63%, 06/15/35	2,184	2,804,802
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	1,857	1,952,227
5.60%, 06/15/42 (Call 12/15/41)	1,983	2,375,436
5.75%, 10/01/41 (Call 04/01/41)	2,906	3,535,352
6.25%, 10/01/39	532	680,487
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)(b)	1,198	1,224,021
2.85%, 04/01/25 (Call 03/01/25)	4,725	4,954,540
2.88%, 12/04/51 (Call 06/04/51)	7,000	7,237,580
3.13%, 12/01/25 (Call 06/01/25)	1,503	1,599,072
3.15%, 10/01/49 (Call 04/01/49)	2,974	3,246,805
3.25%, 06/01/24 (Call 12/01/23)	2,491	2,606,632
3.70%, 12/01/47 (Call 06/01/47)	3,565	4,175,364
3.80%, 12/15/42 (Call 06/15/42)	1,128	1,314,560
3.95%, 03/01/48 (Call 09/01/47)	4,062	4,959,296
3.99%, 03/01/49 (Call 09/01/48)	3,305	4,064,786
4.05%, 06/01/42 (Call 12/01/41)	2,235	2,679,273
4.05%, 10/01/44 (Call 04/01/44)	2,413	2,934,787
4.13%, 02/01/42 (Call 08/01/41)	1,673	2,023,644
4.13%, 06/01/48 (Call 12/01/47)	1,796	2,256,243
4.95%, 06/01/35	354	456,883
5.25%, 02/01/41 (Call 08/01/40)	2,605	3,535,845
5.63%, 04/01/34	320	430,666
5.65%, 02/01/37	2,632	3,584,863
5.69%, 03/01/40	984	1,410,190
5.95%, 02/01/38	1,583	2,242,794
5.96%, 04/01/39	465	670,409
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,717	7,020,944
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	295	314,216
3.25%, 03/30/27 (Call 12/30/26)	680	724,309
4.30%, 03/15/42	4,448	5,101,678
4.30%, 03/15/43	1,427	1,644,375
Series 10-C, 4.75%, 09/01/40	2,229	2,635,971
Series A, 2.10%, 07/30/23	1,661	1,692,708

Security	Par (000)	Value

Electric (continued)
Series A, 2.20%, 09/15/24 (Call 08/15/24)	$2,052	$2,101,084
Series A, 3.25%, 03/15/51 (Call 09/15/50)	310	314,266
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,192	1,220,799
Series B, 3.70%, 01/30/50 (Call 07/30/49)	1,548	1,683,063
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,586	1,703,110
Iberdrola International BV
5.81%, 03/15/25	120	137,713
6.75%, 07/15/36	1,522	2,278,754
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	221	276,988
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,900	3,135,741
3.85%, 05/15/28 (Call 02/15/28)	1,587	1,764,204
4.25%, 08/15/48 (Call 02/15/48)	1,460	1,811,320
6.05%, 03/15/37	215	297,556
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,058	2,613,228
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,938	2,207,731
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	552	555,439
3.25%, 12/01/24 (Call 09/01/24)	2,945	3,104,472
3.50%, 09/30/49 (Call 03/30/49)	824	918,719
3.60%, 04/01/29 (Call 01/01/29)	587	646,762
3.70%, 09/15/46 (Call 03/15/46)	2,193	2,537,520
4.10%, 09/26/28 (Call 06/26/28)	2,597	2,948,114
6.25%, 07/15/39	500	709,525
Interstate Power and Light Co., 3.10%, 11/30/51 (Call 05/30/51)	1,080	1,102,961
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	1,003	1,054,574
4.25%, 05/01/30 (Call 02/01/30)	2,085	2,305,968
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,565	1,665,019
3.35%, 11/15/27 (Call 08/15/27)	1,460	1,564,463
3.65%, 06/15/24 (Call 03/15/24)	1,182	1,243,322
5.30%, 07/01/43 (Call 01/01/43)	2,226	2,955,839
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	128	156,445
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	1,760	1,887,882
4.38%, 10/01/45 (Call 04/01/45)	1,811	2,256,923
5.13%, 11/01/40 (Call 05/01/40)	3,044	3,995,402
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	610	762,933
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,252,528
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,210	2,194,906
3.10%, 05/01/27 (Call 02/01/27)	1,910	2,043,242
3.15%, 04/15/50 (Call 10/15/49)	1,507	1,618,006
3.50%, 10/15/24 (Call 07/15/24)	4,706	4,989,725
3.65%, 04/15/29 (Call 01/15/29)	4,645	5,121,949
3.65%, 08/01/48 (Call 02/01/48)	2,998	3,471,474
3.95%, 08/01/47 (Call 02/01/47)	2,883	3,445,617
4.25%, 05/01/46 (Call 11/01/45)	2,430	3,049,674
4.25%, 07/15/49 (Call 01/15/49)	4,489	5,632,214
4.40%, 10/15/44 (Call 04/15/44)	1,267	1,577,453
4.80%, 09/15/43 (Call 03/15/43)	702	911,203
5.75%, 11/01/35	180	242,384
5.80%, 10/15/36	1,609	2,228,626
6.75%, 12/30/31	945	1,321,913

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	$3,615	$4,005,528
Series 12-A, 4.25%, 03/15/42	2,363	2,784,394
Series B, 3.10%, 07/30/51 (Call 01/30/51)	2,169	2,199,930
National Grid USA, 5.80%, 04/01/35	1,175	1,472,252
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	309	304,822
1.00%, 06/15/26 (Call 05/15/26)	662	646,092
1.35%, 03/15/31 (Call 12/15/30)	884	817,859
1.65%, 06/15/31 (Call 03/15/31)	895	850,187
2.40%, 03/15/30 (Call 12/15/29)	2,185	2,217,404
2.70%, 02/15/23 (Call 12/15/22)	661	674,015
2.85%, 01/27/25 (Call 10/27/24)	1,612	1,685,507
2.95%, 02/07/24 (Call 12/07/23)	3,816	3,968,297
3.05%, 04/25/27 (Call 01/25/27)(b)	1,601	1,707,707
3.25%, 11/01/25 (Call 08/01/25)	1,957	2,088,315
3.40%, 11/15/23 (Call 08/15/23)	499	520,991
3.40%, 02/07/28 (Call 11/07/27)	2,360	2,557,579
3.70%, 03/15/29 (Call 12/15/28)	2,690	2,996,660
3.90%, 11/01/28 (Call 08/01/28)	965	1,081,302
4.02%, 11/01/32 (Call 05/01/32)(b)	2,194	2,512,437
4.30%, 03/15/49 (Call 09/15/48)	2,394	3,056,085
4.40%, 11/01/48 (Call 05/01/48)	1,610	2,038,115
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(a)	2,102	2,147,782
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)	558	607,913
Series C, 8.00%, 03/01/32	1,033	1,528,943
Series D, 1.00%, 10/18/24	1,135	1,129,620
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,029	2,251,581
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,380	2,415,748
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,225	1,292,510
Series N, 6.65%, 04/01/36	645	930,496
Series R, 6.75%, 07/01/37	1,420	2,128,324
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	274	273,756
1.90%, 06/15/28 (Call 04/15/28)	2,940	2,905,543
2.25%, 06/01/30 (Call 03/01/30)	2,170	2,160,886
2.75%, 05/01/25 (Call 12/22/21)	4,292	4,494,539
2.75%, 11/01/29 (Call 08/01/29)	3,502	3,616,901
2.80%, 01/15/23 (Call 12/22/21)	2,840	2,909,665
3.15%, 04/01/24 (Call 12/22/21)	5,372	5,604,285
3.25%, 04/01/26 (Call 12/22/21)	4,248	4,495,913
3.50%, 04/01/29 (Call 01/01/29)	4,154	4,504,099
3.55%, 05/01/27 (Call 02/01/27)	4,730	5,105,231
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)(b)	2,775	3,022,363
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	118	135,253
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)(b)	1,215	1,231,998
2.60%, 05/15/23 (Call 11/15/22)	1,437	1,463,038
2.60%, 06/01/51 (Call 12/01/50)	1,505	1,484,577
2.90%, 03/01/50 (Call 09/01/49)	2,584	2,649,168
3.20%, 04/01/52 (Call 10/01/51)	1,445	1,587,246
3.40%, 08/15/42 (Call 02/15/42)	1,018	1,118,792
3.60%, 05/15/46 (Call 11/15/45)	776	897,739
3.60%, 09/15/47 (Call 03/15/47)	2,008	2,317,553
4.00%, 08/15/45 (Call 02/15/45)	1,897	2,303,641

Security	Par (000)	Value

Electric (continued)
4.13%, 05/15/44 (Call 11/15/43)	$1,300	$1,563,445
5.35%, 11/01/39	790	1,095,596
6.20%, 07/01/37(b)	963	1,407,964
6.25%, 06/01/36	1,110	1,597,878
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	405	483,368
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	195	212,757
3.20%, 05/15/27 (Call 02/15/27)	2,286	2,453,244
3.25%, 05/15/29 (Call 02/15/29)	1,952	2,109,995
3.95%, 04/01/30 (Call 01/01/30)	3,006	3,443,493
4.40%, 03/01/44 (Call 09/01/43)	1,450	1,798,884
5.50%, 03/15/40	160	220,792
OGE Energy Corp., 0.70%, 05/26/23 (Call 12/31/21)	400	398,120
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,560	1,743,004
5.05%, 10/01/48 (Call 04/01/48)	1,705	2,161,582
5.25%, 09/01/50	867	1,136,810
5.38%, 11/01/40	1,640	2,092,656
5.95%, 11/01/39	2,216	2,973,407
Ohio Edison Co., 6.88%, 07/15/36	1,065	1,541,811
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	1,977	2,352,729
4.15%, 04/01/48 (Call 10/01/47)	1,587	1,950,518
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,953	2,029,382
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	3,426	3,278,853
Series R, 2.90%, 10/01/51 (Call 04/01/51)	920	912,116
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,296	1,397,451
3.30%, 03/15/30 (Call 09/15/29)	1,040	1,112,758
3.80%, 08/15/28 (Call 02/15/28)(b)	1,167	1,281,016
3.85%, 08/15/47 (Call 02/15/47)	1,410	1,651,321
4.15%, 04/01/47 (Call 10/01/46)	2,420	2,932,314
Oklahoma Gas and Electric Co., 0.55%, 05/26/23 (Call 12/31/21)	60	59,785
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	4,305	4,166,939
2.70%, 11/15/51 (Call 05/15/51)(c)	1,630	1,618,297
2.75%, 06/01/24 (Call 05/01/24)	4,050	4,220,262
2.75%, 05/15/30 (Call 02/15/30)	1,424	1,495,841
2.75%, 05/15/30 (Call 02/15/30)(c)	2,300	2,407,456
2.95%, 04/01/25 (Call 01/01/25)	871	913,662
3.10%, 09/15/49 (Call 03/15/49)	1,550	1,665,103
3.70%, 11/15/28 (Call 08/15/28)	3,068	3,426,005
3.70%, 05/15/50 (Call 11/15/49)	1,781	2,103,931
3.75%, 04/01/45 (Call 10/01/44)	2,571	3,011,129
3.80%, 09/30/47 (Call 03/30/47)	1,482	1,771,805
3.80%, 06/01/49 (Call 12/01/48)	2,518	3,005,812
4.10%, 11/15/48 (Call 05/15/48)	1,370	1,705,979
4.55%, 12/01/41 (Call 06/01/41)	1,066	1,343,416
5.25%, 09/30/40	912	1,235,496
5.30%, 06/01/42 (Call 12/01/41)	2,033	2,789,561
5.75%, 03/15/29 (Call 12/15/28)	529	656,494
7.00%, 05/01/32	682	954,384
7.25%, 01/15/33	857	1,254,657
7.50%, 09/01/38	1,514	2,441,900
Series WI, 5.35%, 10/01/52 (Call 04/01/52)	15	22,629
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 12/13/21)	75	74,579
2.10%, 08/01/27 (Call 06/01/27)	4,610	4,451,831
2.50%, 02/01/31 (Call 11/01/30)	7,033	6,728,119

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.95%, 03/01/26 (Call 12/01/25)	$2,016	$2,050,212
3.00%, 06/15/28 (Call 04/15/28)	3,175	3,179,921
3.15%, 01/01/26	2,373	2,432,100
3.25%, 06/15/23 (Call 03/15/23)	8,705	8,872,136
3.25%, 06/01/31 (Call 03/01/31)	1,800	1,811,538
3.30%, 03/15/27 (Call 12/15/26)	1,394	1,421,518
3.30%, 12/01/27 (Call 09/01/27)	1,909	1,943,858
3.30%, 08/01/40 (Call 02/01/40)	3,492	3,304,829
3.40%, 08/15/24 (Call 05/15/24)	100	103,372
3.45%, 07/01/25	1,417	1,470,265
3.50%, 06/15/25 (Call 03/15/25)	455	471,903
3.50%, 08/01/50 (Call 02/01/50)	7,033	6,702,660
3.75%, 02/15/24 (Call 11/15/23)	50	51,730
3.75%, 07/01/28	3,774	3,936,169
3.75%, 08/15/42 (Call 02/15/42)	288	272,192
3.85%, 11/15/23 (Call 08/15/23)	2,205	2,262,065
3.95%, 12/01/47 (Call 06/01/47)	2,423	2,389,732
4.00%, 12/01/46 (Call 06/01/46)	2,484	2,464,724
4.20%, 06/01/41 (Call 12/01/40)	3,842	3,932,402
4.25%, 08/01/23 (Call 07/01/23)	12,247	12,686,912
4.25%, 03/15/46 (Call 09/15/45)	2,062	2,131,737
4.30%, 03/15/45 (Call 09/15/44)	1,714	1,758,890
4.45%, 04/15/42 (Call 10/15/41)	961	1,001,064
4.50%, 07/01/40 (Call 01/01/40)	7,098	7,482,499
4.55%, 07/01/30 (Call 01/01/30)	10,659	11,635,364
4.60%, 06/15/43 (Call 12/15/42)	761	788,411
4.65%, 08/01/28 (Call 05/01/28)(b)	815	891,186
4.75%, 02/15/44 (Call 08/15/43)(b)	1,340	1,399,751
4.95%, 07/01/50 (Call 01/01/50)	10,317	11,538,842
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	1,385	1,441,425
2.90%, 06/15/52 (Call 12/15/51)	530	528,786
2.95%, 06/01/23 (Call 03/01/23)	1,084	1,114,298
3.30%, 03/15/51 (Call 09/15/50)	2,304	2,446,710
3.50%, 06/15/29 (Call 03/15/29)	2,295	2,508,710
3.60%, 04/01/24 (Call 01/01/24)	2,445	2,578,521
4.10%, 02/01/42 (Call 08/01/41)	1,191	1,394,256
4.13%, 01/15/49 (Call 07/15/48)	1,635	1,964,649
4.15%, 02/15/50 (Call 08/15/49)	1,496	1,793,599
5.25%, 06/15/35	869	1,098,503
5.75%, 04/01/37	337	454,916
6.00%, 01/15/39	2,918	4,061,681
6.10%, 08/01/36	2,980	4,105,337
6.25%, 10/15/37	2,040	2,889,436
6.35%, 07/15/38	680	967,089
7.70%, 11/15/31(b)	50	72,545
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	355	360,385
2.85%, 09/15/51 (Call 03/15/51)	620	634,229
3.00%, 09/15/49 (Call 03/15/49)	1,050	1,086,194
3.05%, 03/15/51 (Call 09/15/50)	795	847,812
3.15%, 10/15/25 (Call 07/15/25)	835	885,367
3.70%, 09/15/47 (Call 03/15/47)	1,261	1,465,900
3.90%, 03/01/48 (Call 09/01/47)	2,455	2,933,430
4.15%, 10/01/44 (Call 04/01/44)	855	1,039,680
5.95%, 10/01/36	630	885,446
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	2,128	2,105,422
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,322	2,437,984

Security	Par (000)	Value

Electric (continued)
4.15%, 03/15/43 (Call 09/15/42)	$2,069	$2,460,744
6.50%, 11/15/37	135	197,772
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	4,281	4,510,633
4.13%, 04/15/30 (Call 01/15/30)	300	341,664
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,762	1,849,378
3.95%, 06/01/47 (Call 12/01/46)	433	521,466
4.13%, 06/15/44 (Call 12/15/43)	801	966,358
4.15%, 10/01/45 (Call 04/01/45)	1,370	1,668,098
4.15%, 06/15/48 (Call 12/15/47)	2,115	2,658,365
4.75%, 07/15/43 (Call 01/15/43)	995	1,295,629
6.25%, 05/15/39	1,830	2,665,139
Progress Energy Inc.
6.00%, 12/01/39	3,047	4,216,743
7.00%, 10/30/31	975	1,325,454
7.75%, 03/01/31	1,799	2,528,638
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	285	278,969
3.60%, 09/15/42 (Call 03/15/42)	528	599,053
3.70%, 06/15/28 (Call 12/15/27)	1,760	1,955,202
3.80%, 06/15/47 (Call 12/15/46)	1,664	1,940,307
4.05%, 09/15/49 (Call 03/15/49)	2,441	3,011,096
4.10%, 06/15/48 (Call 12/15/47)	1,955	2,405,217
4.30%, 03/15/44 (Call 09/15/43)	1,381	1,692,554
Series 17, 6.25%, 09/01/37	789	1,171,397
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,354	1,459,653
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,449	2,396,959
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	2,040	2,033,962
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	237	247,305
3.60%, 07/01/49 (Call 01/01/49)	1,415	1,637,891
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,000	983,210
Series K, 3.15%, 08/15/51 (Call 02/15/51)	500	519,475
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	2,285	2,253,124
2.05%, 08/01/50 (Call 02/01/50)	760	668,815
2.25%, 09/15/26 (Call 06/15/26)	1,179	1,215,785
2.38%, 05/15/23 (Call 02/15/23)	510	520,271
2.45%, 01/15/30 (Call 10/15/29)	2,632	2,718,882
2.70%, 05/01/50 (Call 11/01/49)	380	379,510
3.00%, 05/15/25 (Call 02/15/25)	438	461,569
3.00%, 05/15/27 (Call 02/15/27)	1,709	1,813,967
3.15%, 01/01/50 (Call 07/01/49)	1,545	1,658,032
3.20%, 05/15/29 (Call 02/15/29)	1,205	1,311,582
3.20%, 08/01/49 (Call 02/01/49)	1,600	1,766,640
3.25%, 09/01/23 (Call 08/01/23)	1,200	1,246,932
3.60%, 12/01/47 (Call 06/01/47)	2,154	2,501,182
3.65%, 09/01/28 (Call 06/01/28)	1,263	1,399,467
3.65%, 09/01/42 (Call 03/01/42)	1,910	2,180,571
3.70%, 05/01/28 (Call 02/01/28)	1,544	1,714,041
3.80%, 01/01/43 (Call 07/01/42)	444	511,288
3.80%, 03/01/46 (Call 09/01/45)	1,863	2,203,128
3.85%, 05/01/49 (Call 11/01/48)	2,737	3,320,392
3.95%, 05/01/42 (Call 11/01/41)	105	123,422
4.05%, 05/01/48 (Call 11/01/47)	1,356	1,657,737
5.50%, 03/01/40	247	336,098
5.80%, 05/01/37	193	263,870

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Electric and Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	$550	$540,628
3.00%, 03/01/51 (Call 09/01/50)	85	90,022
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,462	1,422,131
0.84%, 11/08/23 (Call 05/08/22)	9,000	8,965,620
1.60%, 08/15/30 (Call 05/15/30)	1,275	1,187,828
2.88%, 06/15/24 (Call 05/15/24)	5,242	5,452,361
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	2,610	2,600,656
3.65%, 05/15/25 (Call 02/15/25)	1,843	1,955,718
4.10%, 06/15/30 (Call 03/15/30)	964	1,047,338
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	390	401,595
3.25%, 09/15/49 (Call 03/15/49)	2,693	2,850,918
4.22%, 06/15/48 (Call 12/15/47)	3,510	4,300,452
4.30%, 05/20/45 (Call 11/20/44)	987	1,221,649
5.76%, 10/01/39	1,320	1,807,120
5.80%, 03/15/40	870	1,220,027
6.27%, 03/15/37	1,370	1,916,671
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,690	2,792,489
4.15%, 05/15/48 (Call 11/15/47)	1,555	1,903,755
4.50%, 08/15/40	453	564,026
6.00%, 06/01/39	940	1,329,113
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,403	1,461,042
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,560	2,950,554
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	1,964	2,373,749
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,781	1,928,538
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	2,880	2,761,114
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,000	1,019,130
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,213	1,240,220
3.25%, 06/15/27 (Call 03/15/27)	2,858	3,028,880
3.40%, 02/01/28 (Call 11/01/27)	3,952	4,250,099
3.55%, 06/15/24 (Call 12/03/21)	1,636	1,740,279
3.75%, 11/15/25 (Call 12/03/21)	1,417	1,546,996
3.80%, 02/01/38 (Call 08/01/37)	3,427	3,786,698
4.00%, 02/01/48 (Call 08/01/47)	817	942,508
4.05%, 12/01/23 (Call 12/03/21)	1,279	1,354,499
4.13%, 04/01/52 (Call 01/01/27)(a)	4,000	3,959,880
6.00%, 10/15/39	3,799	5,278,862
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,789	2,909,066
Southern California Edison Co.
0.70%, 04/03/23	306	305,419
1.10%, 04/01/24 (Call 04/01/23)	50	49,936
2.25%, 06/01/30 (Call 03/01/30)	1,162	1,146,511
2.85%, 08/01/29 (Call 05/01/29)	2,653	2,746,173
3.65%, 02/01/50 (Call 08/01/49)	4,449	4,779,205
4.00%, 04/01/47 (Call 10/01/46)	6,699	7,479,768
4.05%, 03/15/42 (Call 09/15/41)	1,362	1,491,404
4.50%, 09/01/40 (Call 03/01/40)	1,175	1,346,738
4.65%, 10/01/43 (Call 04/01/43)	1,553	1,831,515
5.50%, 03/15/40	1,933	2,437,996
5.63%, 02/01/36	1,574	1,989,394
6.00%, 01/15/34	939	1,233,752
6.05%, 03/15/39	2,845	3,804,419
6.65%, 04/01/29	1,315	1,636,912
Series 04-G, 5.75%, 04/01/35	609	777,541

Security	Par (000)	Value

Electric (continued)
Series 05-E, 5.35%, 07/15/35	$1,556	$1,932,319
Series 06-E, 5.55%, 01/15/37	1,775	2,221,892
Series 08-A, 5.95%, 02/01/38	1,867	2,443,772
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,704	1,828,699
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	600	588,774
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	235	225,083
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,270	1,425,245
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,612	2,836,057
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,826	3,538,576
Series C, 3.50%, 10/01/23 (Call 07/01/23)	5,044	5,247,273
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,820	2,930,234
Series C, 4.13%, 03/01/48 (Call 09/01/47)	2,947	3,347,792
Series D, 3.40%, 06/01/23 (Call 05/01/23)	2,406	2,485,470
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,561	3,816,537
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,135	2,156,008
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,025	1,115,979
Series J, 0.70%, 08/01/23	25	24,893
Series K, 0.98%, 08/01/24	100	99,369
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	6,283	6,452,515
3.25%, 07/01/26 (Call 04/01/26)	9,378	9,926,144
4.25%, 07/01/36 (Call 01/01/36)	600	682,350
4.40%, 07/01/46 (Call 01/01/46)	5,711	6,760,967
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	810	799,397
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	270	267,332
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	105	102,373
Series A, 3.70%, 04/30/30 (Call 01/30/30)	3,630	3,927,696
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	875	886,944
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	765	741,821
4.15%, 12/01/25 (Call 09/01/25)	3,446	3,760,723
5.15%, 09/15/41	2,453	3,036,348
5.25%, 07/15/43	385	487,876
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,955	3,656,015
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	500	503,500
6.20%, 03/15/40	1,444	2,043,130
Series J, 3.90%, 04/01/45 (Call 10/01/44)	1,795	2,002,089
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,495	1,557,087
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,668	2,966,149
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,025	1,146,442
Series N, 1.65%, 03/15/26 (Call 02/15/26)	825	821,618
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	800	835,424
3.40%, 08/15/46 (Call 02/15/46)	1,648	1,806,043
3.70%, 08/15/47 (Call 02/15/47)	1,270	1,460,970
3.75%, 06/15/49 (Call 12/15/48)	1,345	1,584,410
4.50%, 08/15/41 (Call 02/15/41)	2,031	2,501,603
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,793	2,295,076
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	783	835,469
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	569	577,967
3.45%, 03/15/51 (Call 09/15/50)	80	89,229
3.63%, 06/15/50 (Call 12/15/49)	791	905,189
4.10%, 06/15/42 (Call 12/15/41)	1,011	1,178,806
4.30%, 06/15/48 (Call 12/15/47)	1,188	1,485,368
4.35%, 05/15/44 (Call 11/15/43)	2,355	2,866,247
4.45%, 06/15/49 (Call 12/15/48)	1,589	2,054,561
Toledo Edison Co. (The), 6.15%, 05/15/37	639	886,050

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	$4,870	$4,594,894
3.05%, 03/15/25 (Call 12/15/24)	260	272,108
3.25%, 05/01/51 (Call 11/01/50)	1,100	1,167,914
4.00%, 06/15/50 (Call 12/15/49)	1,992	2,358,867
4.85%, 12/01/48 (Call 06/01/48)	982	1,297,065
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(b)	2,340	2,322,497
2.63%, 03/15/51 (Call 09/15/50)	871	853,989
2.95%, 06/15/27 (Call 03/15/27)	2,484	2,629,836
2.95%, 03/15/30 (Call 12/15/29)	2,714	2,903,139
3.25%, 10/01/49 (Call 04/01/49)	2,601	2,830,954
3.50%, 04/15/24 (Call 01/15/24)	1,896	1,987,994
3.50%, 03/15/29 (Call 12/15/28)(b)	1,884	2,063,790
3.65%, 04/15/45 (Call 10/15/44)	2,210	2,541,500
3.90%, 09/15/42 (Call 03/15/42)	750	870,818
4.00%, 04/01/48 (Call 10/01/47)	1,860	2,258,765
5.30%, 08/01/37	115	148,479
8.45%, 03/15/39	88	148,602
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	2,905	2,719,545
3.30%, 12/01/49 (Call 06/01/49)	1,415	1,545,817
3.45%, 02/15/24 (Call 11/15/23)	1,114	1,165,489
4.00%, 01/15/43 (Call 07/15/42)	1,235	1,441,603
4.45%, 02/15/44 (Call 08/15/43)	1,735	2,167,466
4.60%, 12/01/48 (Call 06/01/48)	3,095	4,054,171
6.35%, 11/30/37	1,502	2,174,551
8.88%, 11/15/38	1,808	3,245,432
Series A, 2.88%, 07/15/29 (Call 04/15/29)	946	996,715
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,602	2,745,188
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,272	4,518,665
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,127	2,302,648
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,025	3,341,899
Series A, 6.00%, 05/15/37	1,907	2,639,326
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,137	2,257,121
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,822	3,282,720
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,667	2,029,039
Series B, 6.00%, 01/15/36	1,124	1,549,029
Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,603	1,633,890
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,815	2,174,388
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,520	3,201,660
Virginia Electric and Power Co.
2.30%, 11/15/31 (Call 08/15/31)	3,000	3,029,760
2.95%, 11/15/51 (Call 05/15/51)	2,000	2,050,980
WEC Energy Group Inc.
0.55%, 09/15/23(b)	772	766,256
0.80%, 03/15/24 (Call 02/15/24)	770	763,540
1.38%, 10/15/27 (Call 08/15/27)	1,350	1,306,706
1.80%, 10/15/30 (Call 07/15/30)	488	465,425
3.55%, 06/15/25 (Call 03/15/25)	2,906	3,098,406
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	1,565	1,554,311
2.05%, 12/15/24 (Call 11/15/24)	1,370	1,405,442
4.30%, 10/15/48 (Call 04/15/48)	510	646,660
5.70%, 12/01/36	475	629,712
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	1,635	1,615,821
3.00%, 07/01/29 (Call 04/01/29)	1,903	2,043,727
3.05%, 10/15/27 (Call 07/15/27)	1,065	1,125,077
3.65%, 04/01/50 (Call 10/01/49)	1,235	1,434,564

Security	Par (000)	Value

Electric (continued)
6.38%, 08/15/37	$240	$345,290
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,205	1,227,521
3.30%, 09/01/49 (Call 03/01/49)	2,275	2,488,008
3.67%, 12/01/42	1,030	1,169,297
4.75%, 11/01/44 (Call 05/01/44)	2,308	3,005,593
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	514	510,022
1.75%, 03/15/27 (Call 02/15/27)	3,000	2,980,890
2.35%, 11/15/31 (Call 05/15/31)	3,000	3,017,310
2.60%, 12/01/29 (Call 06/01/29)	2,561	2,629,456
3.30%, 06/01/25 (Call 12/01/24)	2,489	2,626,393
3.35%, 12/01/26 (Call 06/01/26)	3,097	3,319,210
3.40%, 06/01/30 (Call 12/01/29)	2,305	2,493,987
3.50%, 12/01/49 (Call 06/01/49)	1,385	1,527,655
4.00%, 06/15/28 (Call 12/15/27)	3,771	4,214,394
6.50%, 07/01/36	689	978,683
		1,824,512,288
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	1,075	1,050,662
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	319	307,510
1.80%, 10/15/27 (Call 08/15/27)	2,251	2,248,569
1.95%, 10/15/30 (Call 07/15/30)	461	453,287
2.75%, 10/15/50 (Call 04/15/50)	1,885	1,877,950
3.15%, 06/01/25 (Call 03/01/25)	3,440	3,646,538
5.25%, 11/15/39	1,250	1,688,562
		11,273,078
Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	689	674,214
2.30%, 03/12/31 (Call 12/12/30)	3,170	3,139,917
2.75%, 09/15/29 (Call 06/15/29)	1,917	1,986,990
3.05%, 09/22/26 (Call 06/22/26)	2,871	3,040,274
3.88%, 07/15/23 (Call 04/15/23)	2,385	2,483,524
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,721	2,923,660
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,916	3,044,975
3.55%, 10/01/27 (Call 07/01/27)	1,442	1,536,840
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	846	866,854
2.20%, 09/15/31 (Call 06/15/31)	1,955	1,924,580
2.80%, 02/15/30 (Call 11/15/29)	4,212	4,370,624
3.20%, 04/01/24 (Call 02/01/24)	1,680	1,754,273
4.35%, 06/01/29 (Call 03/01/29)	1,325	1,518,278
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	2,455	2,482,741
3.25%, 09/08/24 (Call 07/08/24)	2,169	2,262,462
3.88%, 01/12/28 (Call 10/12/27)	1,305	1,413,889
4.00%, 04/01/25 (Call 01/01/25)	1,341	1,433,757
4.50%, 03/01/23 (Call 12/01/22)	2,087	2,157,269
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	3,220	3,192,147
4.63%, 04/15/26 (Call 01/15/26)	2,851	3,132,992
4.88%, 12/01/22	1,650	1,714,235
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,090	2,233,061
4.75%, 06/15/25 (Call 03/15/25)	3,152	3,441,511

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.88%, 06/15/29 (Call 03/15/29)	$3,371	$3,827,838
4.88%, 05/12/30 (Call 02/12/30)	1,909	2,169,579
5.00%, 02/15/23	2,643	2,764,129
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	4,771	5,088,462
4.30%, 06/15/46 (Call 12/15/45)	1,215	1,487,306
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,082	2,026,598
1.35%, 06/01/25 (Call 05/01/25)	3,159	3,171,004
1.75%, 09/01/31 (Call 06/01/31)	2,350	2,278,678
1.95%, 06/01/30 (Call 03/01/30)	2,166	2,157,358
2.30%, 08/15/24 (Call 07/15/24)	4,635	4,791,570
2.50%, 11/01/26 (Call 08/01/26)	8,182	8,546,344
2.70%, 08/15/29 (Call 05/15/29)	4,880	5,128,929
2.80%, 06/01/50 (Call 12/01/49)(b)	3,700	3,880,264
3.35%, 12/01/23	125	131,381
3.81%, 11/21/47 (Call 05/21/47)	4,450	5,424,906
5.38%, 03/01/41	680	951,572
5.70%, 03/15/36	285	391,550
5.70%, 03/15/37	933	1,286,728
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	500	498,575
3.15%, 08/15/27 (Call 05/15/27)	465	494,021
3.35%, 03/01/26 (Call 12/01/25)	1,450	1,532,853
3.50%, 02/15/28 (Call 11/15/27)	2,035	2,213,856
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,125	3,102,312
3.00%, 01/15/31 (Call 10/15/30)	3,961	4,070,284
3.60%, 01/15/30 (Call 10/15/29)	726	784,951
3.95%, 01/12/28 (Call 10/12/27)	2,710	2,963,033
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	2,071	2,174,467
4.55%, 10/30/24 (Call 07/30/24)	3,513	3,820,282
4.60%, 04/06/27 (Call 01/06/27)	4,753	5,362,857
Legrand France SA, 8.50%, 02/15/25	2,602	3,161,404
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(c)	200	197,458
1.75%, 08/09/26 (Call 07/09/26)(c)	5,000	4,889,150
2.38%, 08/09/28 (Call 06/09/28)(c)	3,000	2,948,370
2.65%, 08/09/31 (Call 05/09/31)(c)	5,095	4,923,910
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	2,211	2,309,854
4.75%, 12/01/24 (Call 09/01/24)	3,210	3,500,409
4.90%, 06/15/28 (Call 03/15/28)	1,902	2,180,700
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	3,000	3,227,160
3.45%, 08/01/24 (Call 05/01/24)	679	715,123
3.70%, 02/15/26 (Call 11/15/25)	1,274	1,377,831
7.13%, 10/01/37	366	562,586
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(c)	1,255	1,239,036
2.40%, 04/01/28 (Call 02/01/28)(c)	1,085	1,058,949
2.95%, 04/01/31 (Call 01/01/31)(c)	1,794	1,781,442
		169,324,136
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	625	607,900
1.45%, 02/15/31 (Call 11/15/30)	3,574	3,320,997
1.75%, 02/15/32 (Call 11/15/31)	1,010	955,551
2.30%, 03/01/30 (Call 12/01/29)	2,150	2,156,579

Security	Par (000)	Value

Environmental Control (continued)
2.38%, 03/15/33 (Call 12/15/32)	$2,055	$2,046,205
2.50%, 08/15/24 (Call 07/15/24)	3,218	3,319,914
2.90%, 07/01/26 (Call 04/01/26)	1,529	1,604,640
3.05%, 03/01/50 (Call 09/01/49)	2,010	2,082,742
3.20%, 03/15/25 (Call 12/15/24)	3,590	3,790,896
3.38%, 11/15/27 (Call 08/15/27)	2,620	2,808,378
3.95%, 05/15/28 (Call 02/15/28)	3,296	3,664,295
4.75%, 05/15/23 (Call 02/15/23)	1,841	1,928,392
5.70%, 05/15/41 (Call 11/15/40)(b)	100	139,025
6.20%, 03/01/40	280	404,793
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	3,235	3,167,486
2.60%, 02/01/30 (Call 11/01/29)	2,922	2,993,238
2.95%, 01/15/52 (Call 07/15/51)	2,235	2,231,111
3.05%, 04/01/50 (Call 10/01/49)	686	703,809
3.50%, 05/01/29 (Call 02/01/29)	2,959	3,222,529
4.25%, 12/01/28 (Call 09/01/28)	3,482	3,939,012
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	818	797,403
1.15%, 03/15/28 (Call 01/15/28)	1,055	1,005,911
1.50%, 03/15/31 (Call 12/15/30)	473	443,863
2.00%, 06/01/29 (Call 04/01/29)	1,480	1,472,289
2.40%, 05/15/23 (Call 03/15/23)	1,021	1,042,798
2.50%, 11/15/50 (Call 05/15/50)	125	119,924
2.95%, 06/01/41 (Call 12/01/40)	3,190	3,327,329
3.13%, 03/01/25 (Call 12/01/24)	45	47,434
3.15%, 11/15/27 (Call 08/15/27)	3,423	3,652,718
4.15%, 07/15/49 (Call 01/15/49)	2,637	3,364,627
		60,361,788
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,290	1,694,325
Bestfoods, Series E, 7.25%, 12/15/26	1,052	1,340,311
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,861	2,849,041
3.13%, 04/24/50 (Call 10/24/49)	1,585	1,582,131
3.30%, 03/19/25 (Call 12/19/24)	2,204	2,333,463
3.65%, 03/15/23 (Call 02/15/23)	3,306	3,418,040
3.95%, 03/15/25 (Call 01/15/25)	4,447	4,778,702
4.15%, 03/15/28 (Call 12/15/27)	3,472	3,863,364
4.80%, 03/15/48 (Call 09/15/47)	2,290	2,911,323
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)	445	442,214
1.38%, 11/01/27 (Call 09/01/27)	1,053	1,009,132
3.20%, 01/25/23 (Call 10/25/22)	2,665	2,719,419
4.30%, 05/01/24 (Call 04/01/24)	4,750	5,078,035
4.60%, 11/01/25 (Call 09/01/25)	2,846	3,154,449
4.85%, 11/01/28 (Call 08/01/28)	3,040	3,528,650
5.30%, 11/01/38 (Call 05/01/38)	3,841	4,868,122
5.40%, 11/01/48 (Call 05/01/48)	3,858	5,246,919
7.00%, 10/01/28	3,773	4,920,030
8.25%, 09/15/30	2,955	4,230,703
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,615	1,599,448
3.50%, 10/01/26 (Call 07/01/26)	1,552	1,674,422
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	4,425	4,377,829
2.88%, 04/15/30 (Call 01/15/30)	2,669	2,799,487
3.00%, 02/01/51 (Call 08/01/50)(c)	7,109	7,293,621
3.20%, 02/10/27 (Call 11/10/26)	2,697	2,876,620
3.65%, 02/15/24 (Call 11/15/23)	3,207	3,366,292

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.70%, 10/17/23 (Call 09/17/23)	$2,735	$2,869,808
4.00%, 04/17/25 (Call 02/17/25)	3,770	4,071,185
4.20%, 04/17/28 (Call 01/17/28)	4,998	5,634,195
4.70%, 04/17/48 (Call 10/17/47)	10	13,270
5.40%, 06/15/40	154	206,050
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(b)	1,441	1,425,178
1.70%, 06/01/30 (Call 03/01/30)	1,137	1,122,560
2.05%, 11/15/24 (Call 10/15/24)(b)	1,180	1,213,453
2.30%, 08/15/26 (Call 05/15/26)	3,912	4,060,891
2.45%, 11/15/29 (Call 08/15/29)	1,253	1,312,969
2.65%, 06/01/50 (Call 12/01/49)	515	527,123
3.13%, 11/15/49 (Call 05/15/49)	1,734	1,897,083
3.20%, 08/21/25 (Call 05/21/25)	853	909,102
3.38%, 05/15/23 (Call 04/15/23)	2,825	2,932,180
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	75	74,357
1.70%, 06/03/28 (Call 04/03/28)	5,150	5,113,023
1.80%, 06/11/30 (Call 03/11/30)	377	369,475
3.05%, 06/03/51 (Call 12/03/50)	4,885	5,243,950
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,078	1,125,637
3.20%, 10/01/26 (Call 07/01/26)	3,145	3,359,332
3.90%, 06/01/50 (Call 12/01/49)	1,820	2,112,310
J M Smucker Co. (The), 2.75%, 09/15/41 (Call 03/15/41)	220	212,234
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	5,905	5,716,808
2.38%, 03/15/30 (Call 12/15/29)	1,890	1,902,323
3.38%, 12/15/27 (Call 09/15/27)	2,476	2,660,734
3.50%, 03/15/25	5,420	5,776,040
3.55%, 03/15/50 (Call 09/15/49)	2,018	2,206,703
4.25%, 03/15/35	2,032	2,384,775
4.38%, 03/15/45	1,846	2,281,490
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	495	486,996
2.65%, 12/01/23	4,757	4,916,550
3.25%, 04/01/26	2,686	2,860,026
3.40%, 11/15/27 (Call 08/15/27)	1,741	1,875,336
4.30%, 05/15/28 (Call 02/15/28)	2,914	3,314,646
4.50%, 04/01/46	1,589	2,009,275
Series B, 7.45%, 04/01/31	4,138	5,875,381
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,020	1,409,048
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	2,355	2,236,449
2.20%, 05/01/30 (Call 02/01/30)	1,823	1,818,479
2.65%, 10/15/26 (Call 07/15/26)	3,812	3,961,468
3.50%, 02/01/26 (Call 11/01/25)	2,576	2,774,352
3.70%, 08/01/27 (Call 05/01/27)	2,045	2,231,279
3.85%, 08/01/23 (Call 05/01/23)	3,585	3,742,059
3.88%, 10/15/46 (Call 04/15/46)	3,641	4,097,326
3.95%, 01/15/50 (Call 07/15/49)	2,681	3,106,421
4.00%, 02/01/24 (Call 11/01/23)	3,199	3,382,527
4.45%, 02/01/47 (Call 08/01/46)	1,076	1,311,612
4.50%, 01/15/29 (Call 10/15/28)	1,901	2,200,027
4.65%, 01/15/48 (Call 07/15/47)	1,559	1,959,585
5.00%, 04/15/42 (Call 10/15/41)	1,251	1,596,263
5.15%, 08/01/43 (Call 02/01/43)	2,720	3,572,013
5.40%, 07/15/40 (Call 01/15/40)	783	1,026,583
5.40%, 01/15/49 (Call 07/15/48)	3,482	4,870,726

Security	Par (000)	Value

Food (continued)
6.90%, 04/15/38	$1,515	$2,243,033
7.50%, 04/01/31	1,078	1,519,624
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	2,950	2,844,036
1.85%, 02/15/31 (Call 11/15/30)	1,630	1,555,101
2.50%, 04/15/30 (Call 01/15/30)	2,395	2,427,189
3.15%, 08/15/24 (Call 06/15/24)	3,365	3,525,914
3.40%, 08/15/27 (Call 05/15/27)	4,015	4,313,596
4.20%, 08/15/47 (Call 02/15/47)	875	1,069,574
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	3,545	3,554,855
1.50%, 02/04/31 (Call 11/04/30)	2,561	2,400,758
1.88%, 10/15/32 (Call 07/15/32)	2,009	1,925,285
2.63%, 09/04/50 (Call 03/04/50)	3,370	3,185,155
2.75%, 04/13/30 (Call 01/13/30)	6,372	6,619,743
3.63%, 02/13/26 (Call 12/13/25)	3,727	4,031,869
4.13%, 05/07/28 (Call 02/07/28)	3,225	3,699,301
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,594	2,613,585
3.25%, 07/15/27 (Call 04/15/27)	4,225	4,490,034
3.30%, 07/15/26 (Call 04/15/26)	3,050	3,243,553
3.30%, 02/15/50 (Call 08/15/49)	1,690	1,752,040
3.55%, 03/15/25 (Call 01/15/25)	2,646	2,826,616
3.75%, 10/01/25 (Call 07/01/25)	6,115	6,574,175
4.45%, 03/15/48 (Call 09/15/47)	2,508	3,002,302
4.50%, 04/01/46 (Call 10/01/45)	115	136,405
4.85%, 10/01/45 (Call 04/01/45)	2,165	2,706,488
5.38%, 09/21/35	1,859	2,366,544
5.65%, 04/01/25 (Call 03/01/25)	1,406	1,585,223
5.95%, 04/01/30 (Call 01/01/30)	4,403	5,531,269
6.60%, 04/01/40 (Call 10/01/39)	455	661,902
6.60%, 04/01/50 (Call 10/01/49)	4,712	7,429,222
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	6,153	6,627,581
3.90%, 09/28/23 (Call 08/28/23)	1,986	2,086,055
3.95%, 08/15/24 (Call 05/15/24)	6,501	6,914,204
4.00%, 03/01/26 (Call 01/01/26)	3,586	3,888,945
4.35%, 03/01/29 (Call 12/01/28)	3,414	3,894,896
4.55%, 06/02/47 (Call 12/02/46)	1,591	1,997,485
4.88%, 08/15/34 (Call 02/15/34)	4,821	5,884,272
5.10%, 09/28/48 (Call 03/28/48)	4,215	5,688,311
5.15%, 08/15/44 (Call 02/15/44)	2,461	3,216,995
		349,357,892
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,763	2,918,723
4.50%, 08/01/24 (Call 05/01/24)	1,785	1,901,882
5.50%, 11/02/47 (Call 05/02/47)	1,430	1,649,319
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	212	221,928
5.50%, 01/17/27	2,869	3,155,498
Georgia-Pacific LLC
7.75%, 11/15/29	1,295	1,824,163
8.00%, 01/15/24	2,684	3,068,832
8.88%, 05/15/31	2,065	3,219,789
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	613	771,718
4.40%, 08/15/47 (Call 02/15/47)	2,560	3,241,370
4.80%, 06/15/44 (Call 12/15/43)	3,335	4,265,065
6.00%, 11/15/41 (Call 05/15/41)	2,169	3,031,741

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
7.30%, 11/15/39	$2,006	$3,097,525
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	1,965	1,843,681
3.13%, 01/15/32 (Call 10/15/31)	40	37,202
3.75%, 01/15/31 (Call 10/15/30)	610	599,654
5.00%, 01/15/30 (Call 10/15/29)	3,016	3,200,157
6.00%, 01/15/29 (Call 10/15/28)	7,877	8,934,723
		46,982,970
Gas — 0.2%
Atmos Energy Corp.
0.63%, 03/09/23 (Call 12/16/21)	175	174,710
1.50%, 01/15/31 (Call 10/15/30)	1,200	1,130,172
2.63%, 09/15/29 (Call 06/15/29)	500	519,460
2.85%, 02/15/52 (Call 08/15/51)	375	376,624
3.00%, 06/15/27 (Call 03/15/27)	2,015	2,141,743
3.38%, 09/15/49 (Call 03/15/49)	2,486	2,708,149
4.13%, 10/15/44 (Call 04/15/44)	1,526	1,794,088
4.13%, 03/15/49 (Call 09/15/48)	2,344	2,855,883
4.15%, 01/15/43 (Call 07/15/42)	2,489	2,937,891
4.30%, 10/01/48 (Call 04/01/48)	1,458	1,815,006
5.50%, 06/15/41 (Call 12/15/40)	2,396	3,215,049
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (Call 12/31/21)	210	209,416
1.75%, 10/01/30 (Call 07/01/30)	1,750	1,673,473
3.55%, 04/01/23 (Call 03/01/23)	1,780	1,840,360
4.00%, 04/01/28 (Call 01/01/28)	2,029	2,250,039
4.10%, 09/01/47 (Call 03/01/47)	1,883	2,227,777
5.85%, 01/15/41 (Call 07/15/40)	878	1,207,566
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)(b)	3,592	3,748,252
3.60%, 12/15/24 (Call 09/15/24)	301	320,252
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,661	4,816,491
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	750	761,273
3.75%, 03/01/23 (Call 12/01/22)	1,490	1,530,528
3.95%, 09/15/27 (Call 06/15/27)	494	524,371
4.75%, 09/01/28 (Call 06/01/28)	1,948	2,160,488
5.20%, 07/15/25 (Call 04/15/25)	1,597	1,755,582
5.50%, 01/15/26 (Call 12/15/25)	1,235	1,400,181
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	4,793	4,676,674
1.70%, 02/15/31 (Call 11/15/30)	2,970	2,789,394
2.95%, 09/01/29 (Call 06/01/29)	3,264	3,393,516
3.49%, 05/15/27 (Call 02/15/27)	1,514	1,628,246
3.60%, 05/01/30 (Call 02/01/30)	3,794	4,095,016
3.95%, 03/30/48 (Call 09/30/47)	3,016	3,466,198
4.38%, 05/15/47 (Call 11/15/46)	1,951	2,348,165
4.80%, 02/15/44 (Call 08/15/43)	2,849	3,540,367
5.25%, 02/15/43 (Call 08/15/42)	1,050	1,378,167
5.65%, 02/01/45 (Call 08/01/44)	2,292	3,175,543
5.95%, 06/15/41 (Call 12/15/40)	2,215	3,085,694
ONE Gas Inc.
0.85%, 03/11/23 (Call 12/31/21)	100	99,968
1.10%, 03/11/24 (Call 12/16/21)	410	405,043
2.00%, 05/15/30 (Call 02/15/30)	177	173,763
3.61%, 02/01/24 (Call 11/01/23)	828	866,353
4.50%, 11/01/48 (Call 05/01/48)	1,692	2,132,681
4.66%, 02/01/44 (Call 08/01/43)	1,208	1,504,842
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,995	3,006,141
Security	Par (000)	Value

Gas (continued)
3.35%, 06/01/50 (Call 12/01/49)	$2,235	$2,362,283
3.50%, 06/01/29 (Call 03/01/29)	4,819	5,192,424
3.64%, 11/01/46 (Call 05/01/46)	2,267	2,455,297
4.65%, 08/01/43 (Call 02/01/43)	720	884,390
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	3,415	3,585,682
3.20%, 06/15/25 (Call 03/15/25)	1,202	1,269,600
3.75%, 09/15/42 (Call 03/15/42)	600	676,140
5.13%, 11/15/40	2,005	2,628,936
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,297	3,443,453
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,749	2,161,694
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,605	2,035,477
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	1,382	1,666,581
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,073	2,136,247
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,118	1,143,166
3.25%, 06/15/26 (Call 03/15/26)	1,015	1,074,043
3.95%, 10/01/46 (Call 04/01/46)	2,178	2,436,115
4.40%, 06/01/43 (Call 12/01/42)	1,790	2,081,358
4.40%, 05/30/47 (Call 11/30/46)	1,573	1,876,762
5.88%, 03/15/41 (Call 09/15/40)	1,780	2,458,251
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,279	2,142,625
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	2,280	2,316,024
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,313	1,296,719
3.18%, 08/15/51 (Call 02/15/51)	1,935	1,929,447
3.70%, 04/01/28 (Call 01/01/28)	1,833	1,998,043
3.80%, 09/29/46 (Call 03/29/46)	1,261	1,380,543
4.15%, 06/01/49 (Call 12/01/48)	1,814	2,126,516
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	295	324,503
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	970	1,117,857
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,686	1,965,168
		146,025,939
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,225	1,234,837
4.63%, 06/15/28 (Call 03/15/28)	529	595,347
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	1,234	1,334,978
3.25%, 03/01/27 (Call 12/01/26)	1,600	1,727,280
4.10%, 03/01/48 (Call 09/01/47)	390	481,977
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,145	3,220,386
2.75%, 11/15/50 (Call 05/15/50)	1,630	1,601,296
3.40%, 03/01/26 (Call 01/01/26)	3,300	3,538,359
4.00%, 03/15/60 (Call 03/15/25)(a)	3,030	3,072,753
4.25%, 11/15/28 (Call 08/15/28)	1,336	1,541,330
4.85%, 11/15/48 (Call 05/15/48)	1,347	1,843,154
5.20%, 09/01/40	2,368	3,135,090
		23,326,787
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,050	3,928,621
1.40%, 06/30/30 (Call 03/30/30)(b)	2,436	2,346,964
2.95%, 03/15/25 (Call 12/15/24)	3,525	3,720,144
3.40%, 11/30/23 (Call 09/30/23)	4,326	4,535,076
3.75%, 11/30/26 (Call 08/30/26)	5,057	5,574,989
3.88%, 09/15/25 (Call 06/15/25)	3,049	3,321,428

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.75%, 11/30/36 (Call 05/30/36)	$6,263	$8,037,997
4.75%, 04/15/43 (Call 10/15/42)	2,455	3,243,497
4.90%, 11/30/46 (Call 05/30/46)	7,547	10,522,782
5.30%, 05/27/40	3,400	4,719,336
6.00%, 04/01/39	2,380	3,513,047
6.15%, 11/30/37	1,930	2,855,126
Baxter International Inc.
0.87%, 12/01/23(c)	40	39,814
1.32%, 11/29/24(c)	300	299,043
1.73%, 04/01/31 (Call 01/01/31)	365	348,706
1.92%, 02/01/27 (Call 01/01/27)(c)	10,435	10,438,861
2.27%, 12/01/28 (Call 10/01/28)(c)	6,940	6,979,350
2.54%, 02/01/32 (Call 11/01/31)(c)	150	151,323
2.60%, 08/15/26 (Call 05/15/26)	4,527	4,695,450
3.13%, 12/01/51 (Call 06/01/51)(c)	2,025	2,088,322
3.50%, 08/15/46 (Call 02/15/46)	253	278,123
3.95%, 04/01/30 (Call 01/01/30)	3,255	3,639,090
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	2,350	2,381,278
2.65%, 06/01/30 (Call 03/01/30)	1,752	1,784,184
3.45%, 03/01/24 (Call 02/01/24)	3,978	4,170,376
3.75%, 03/01/26 (Call 01/01/26)	6,747	7,274,683
3.85%, 05/15/25	5,802	6,246,781
4.00%, 03/01/28 (Call 12/01/27)	331	375,016
4.00%, 03/01/29 (Call 12/01/28)	951	1,063,323
4.55%, 03/01/39 (Call 09/01/38)	2,675	3,213,611
4.70%, 03/01/49 (Call 09/01/48)	3,707	4,779,324
6.75%, 11/15/35	1,083	1,512,496
7.38%, 01/15/40	2,830	4,439,110
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	4,316	4,217,854
3.35%, 09/15/25 (Call 06/15/25)	886	952,441
4.38%, 09/15/45 (Call 03/15/45)	4,388	5,580,132
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	1,852	1,956,231
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	2,745	2,820,131
2.60%, 11/15/29 (Call 08/15/29)	3,191	3,307,280
3.25%, 11/15/39 (Call 05/15/39)	3,312	3,557,784
3.40%, 11/15/49 (Call 05/15/49)	1,440	1,601,640
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	2,176	2,458,728
Koninklijke Philips NV
5.00%, 03/15/42	3,137	4,044,471
6.88%, 03/11/38	1,875	2,787,731
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	3,151	3,409,098
Medtronic Inc.
3.50%, 03/15/25	3,410	3,651,769
4.38%, 03/15/35	6,800	8,365,292
4.63%, 03/15/45	6,257	8,331,946
PerkinElmer Inc.
0.85%, 09/15/24 (Call 09/15/22)	200	197,278
1.90%, 09/15/28 (Call 07/15/28)	3,125	3,055,187
2.25%, 09/15/31 (Call 06/15/31)	1,685	1,639,454
2.55%, 03/15/31 (Call 12/15/30)	700	713,951
3.30%, 09/15/29 (Call 06/15/29)	4,733	5,024,837
3.63%, 03/15/51 (Call 09/15/50)	400	439,168
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	8,140	7,868,205
Security	Par (000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	$2,801	$2,832,651
3.75%, 03/15/51 (Call 09/15/50)	2,445	2,712,996
Stryker Corp.
0.60%, 12/01/23 (Call 12/13/21)	697	691,738
1.15%, 06/15/25 (Call 05/15/25)	630	624,613
1.95%, 06/15/30 (Call 03/15/30)	2,703	2,654,697
2.90%, 06/15/50 (Call 12/15/49)	1,181	1,208,364
3.38%, 05/15/24 (Call 02/15/24)	4,010	4,210,861
3.38%, 11/01/25 (Call 08/01/25)	2,688	2,875,085
3.50%, 03/15/26 (Call 12/15/25)	4,084	4,388,871
3.65%, 03/07/28 (Call 12/07/27)	3,482	3,830,653
4.10%, 04/01/43 (Call 10/01/42)	3,545	4,188,595
4.38%, 05/15/44 (Call 11/15/43)	2,403	2,955,618
4.63%, 03/15/46 (Call 09/15/45)	1,733	2,253,091
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	85	84,781
1.22%, 10/18/24 (Call 10/18/22)	25	25,010
1.75%, 10/15/28 (Call 08/15/28)	2,645	2,604,082
2.00%, 10/15/31 (Call 07/15/31)	1,880	1,840,783
2.60%, 10/01/29 (Call 07/01/29)	3,496	3,630,107
2.80%, 10/15/41 (Call 04/15/41)	680	690,193
2.95%, 09/19/26 (Call 06/19/26)	6,184	6,536,117
3.20%, 08/15/27 (Call 05/15/27)	2,915	3,121,528
3.65%, 12/15/25 (Call 09/15/25)	3,447	3,721,588
4.10%, 08/15/47 (Call 02/15/47)	2,869	3,615,227
4.13%, 03/25/25 (Call 12/03/21)	1,124	1,222,148
4.50%, 03/25/30 (Call 12/03/21)	4,981	5,944,325
5.30%, 02/01/44 (Call 08/01/43)	3,214	4,505,289
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(b)	5,000	5,019,750
3.05%, 01/15/26 (Call 12/15/25)	2,248	2,363,008
3.55%, 04/01/25 (Call 01/01/25)	7,294	7,766,943
3.55%, 03/20/30 (Call 12/20/29)	3,125	3,412,844
3.70%, 03/19/23 (Call 02/19/23)	1,520	1,572,698
4.45%, 08/15/45 (Call 02/15/45)	1,644	2,005,318
5.75%, 11/30/39	218	295,325
		293,902,776
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%,
11/15/51 (Call 05/15/51)	1,139	1,157,623
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	429	453,157
3.63%, 03/01/49 (Call 09/01/48)	2,581	2,902,618
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,937	2,231,327
3.83%, 08/15/28 (Call 05/15/28)	1,116	1,254,618
4.27%, 08/15/48 (Call 02/15/48)	1,836	2,369,542
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	255	257,797
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,472	1,562,911
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	5,040	5,172,653
3.50%, 11/15/24 (Call 08/15/24)	4,095	4,343,976
3.88%, 08/15/47 (Call 02/15/47)	995	1,130,738
4.13%, 11/15/42 (Call 05/15/42)	3,419	3,905,524
4.50%, 05/15/42 (Call 11/15/41)	1,361	1,636,358
4.75%, 03/15/44 (Call 09/15/43)	2,064	2,569,267
6.63%, 06/15/36	3,636	5,208,570
6.75%, 12/15/37	2,713	3,968,956

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
AHS Hospital Corp.
5.02%, 07/01/45	$651	$908,399
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	776	788,602
Allina Health System, Series 2019, 3.89%, 04/15/49	2,783	3,360,139
Anthem Inc.
0.45%, 03/15/23(b)	640	637,517
1.50%, 03/15/26 (Call 02/15/26)	3,505	3,482,323
2.25%, 05/15/30 (Call 02/15/30)	2,134	2,126,659
2.38%, 01/15/25 (Call 12/15/24)	2,190	2,255,174
2.55%, 03/15/31 (Call 12/15/30)	3,925	4,001,302
2.88%, 09/15/29 (Call 06/15/29)	2,562	2,677,546
2.95%, 12/01/22 (Call 11/01/22)	1,340	1,369,493
3.13%, 05/15/50 (Call 11/15/49)	571	588,170
3.30%, 01/15/23	4,256	4,379,467
3.35%, 12/01/24 (Call 10/01/24)	4,944	5,229,912
3.50%, 08/15/24 (Call 05/15/24)	4,493	4,742,991
3.60%, 03/15/51 (Call 09/15/50)	5,693	6,335,626
3.65%, 12/01/27 (Call 09/01/27)	6,923	7,542,124
3.70%, 09/15/49 (Call 03/15/49)	3,572	3,998,247
4.10%, 03/01/28 (Call 12/01/27)	3,528	3,933,967
4.38%, 12/01/47 (Call 06/01/47)	4,588	5,653,288
4.55%, 03/01/48 (Call 09/01/47)	3,425	4,307,862
4.63%, 05/15/42	1,304	1,625,071
4.65%, 01/15/43	3,435	4,274,720
4.65%, 08/15/44 (Call 02/15/44)	3,872	4,874,809
5.10%, 01/15/44	4,178	5,534,973
5.85%, 01/15/36	994	1,332,636
5.95%, 12/15/34	330	448,803
6.38%, 06/15/37	495	702,598
Ascension Health
3.95%, 11/15/46	3,010	3,802,021
4.85%, 11/15/53(b)	4,780	7,113,931
Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,974	2,060,244
Series B, 3.11%, 11/15/39 (Call 05/15/39)	946	1,026,325
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	913	899,634
2.34%, 01/01/30 (Call 10/01/29)	1,621	1,655,349
2.91%, 01/01/42 (Call 07/01/41)	140	143,990
2.91%, 01/01/51 (Call 07/01/50)	1,352	1,414,679
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,453	1,603,894
Baptist Health South Florida Obligated Group, Series
2021, 3.12%, 11/15/71 (Call 05/15/71)	350	354,050
Baptist Healthcare System Obligated Group, Series
20B, 3.54%, 08/15/50 (Call 02/15/50)	503	558,602
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	2,394	2,970,906
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	405	499,596
4.19%, 11/15/45 (Call 05/15/45)	1,208	1,532,626
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,081	1,052,818
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	4,550	4,705,018
Beth Israel Lahey Health Inc., 3.08%, 07/01/51
(Call 01/01/51)	515	531,665
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	3,852	4,165,129
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	870	859,656
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,425	1,537,746
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)	1,535	1,653,379

Security	Par (000)	Value

Health Care - Services (continued)
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)	$1,075	$1,086,696
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	1,741	1,680,344
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,703	2,168,549
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	425	421,383
Children’s Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	1,163	1,471,556
Children’s Hospital of Philadelphia (The), Series 2020,
2.70%, 07/01/50 (Call 01/01/50)	1,143	1,141,800
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)	886	909,878
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	1,430	1,625,767
City of Hope
Series 2013, 5.62%, 11/15/43	285	409,061
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	217	277,706
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,148	1,141,342
2.76%, 10/01/24 (Call 07/01/24)	279	289,072
2.78%, 10/01/30 (Call 04/01/30)	2,122	2,180,631
3.35%, 10/01/29 (Call 04/01/29)	3,020	3,221,585
3.82%, 10/01/49 (Call 04/01/49)	3,747	4,405,048
3.91%, 10/01/50 (Call 04/01/50)	1,284	1,477,614
4.19%, 10/01/49 (Call 04/01/49)	2,811	3,353,607
4.35%, 11/01/42	5,063	5,818,754
Community Health Network Inc., Series 20-A, 3.10%,
05/01/50 (Call 11/01/49)	1,315	1,354,082
Cottage Health Obligated Group, Series 2020, 3.30%,
11/01/49 (Call 05/01/49)	1,705	1,892,720
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,492	3,026,534
Dignity Health
4.50%, 11/01/42	975	1,170,936
5.27%, 11/01/64	1,405	2,010,400
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	1,656	2,026,182
Franciscan Missionaries of Our Lady Health
System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)	110	129,797
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,291	1,658,483
4.50%, 07/01/57 (Call 01/01/57)	1,725	2,364,009
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,661	2,654,826
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	2,032	2,100,011
Hartford HealthCare Corp., 3.45%, 07/01/54	2,230	2,377,403
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,275	4,172,528
3.50%, 07/15/51 (Call 01/15/51)	3,590	3,668,549
4.13%, 06/15/29 (Call 03/15/29)	7,714	8,492,805
4.50%, 02/15/27 (Call 08/15/26)	4,186	4,609,707
4.75%, 05/01/23	3,231	3,398,592
5.00%, 03/15/24	2,138	2,306,196
5.13%, 06/15/39 (Call 12/15/38)	4,790	5,889,640
5.25%, 04/15/25	1,028	1,142,920
5.25%, 06/15/26 (Call 12/15/25)	5,533	6,223,076
5.25%, 06/15/49 (Call 12/15/48)	4,518	5,823,702
5.50%, 06/15/47 (Call 12/15/46)	5,807	7,636,670

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
0.65%, 08/03/23 (Call 02/03/22)	$25	$24,888
1.35%, 02/03/27 (Call 01/03/27)	4,245	4,113,914
2.15%, 02/03/32 (Call 11/03/31)	2,650	2,559,370
2.90%, 12/15/22 (Call 11/15/22)	2,911	2,972,422
3.13%, 08/15/29 (Call 05/15/29)	2,897	3,045,413
3.15%, 12/01/22 (Call 09/01/22)	3,286	3,345,509
3.85%, 10/01/24 (Call 07/01/24)	4,579	4,885,564
3.95%, 03/15/27 (Call 12/15/26)	2,027	2,222,038
3.95%, 08/15/49 (Call 02/15/49)	1,322	1,545,074
4.50%, 04/01/25 (Call 03/01/25)	2,363	2,585,406
4.63%, 12/01/42 (Call 06/01/42)	1,685	2,075,785
4.80%, 03/15/47 (Call 09/15/46)	1,410	1,829,560
4.88%, 04/01/30 (Call 01/01/30)	3,009	3,535,214
4.95%, 10/01/44 (Call 04/01/44)	2,956	3,844,958
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,182	2,707,535
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	500	515,390
Integris Baptist Medical Center Inc., Series A, 3.88%,
08/15/50 (Call 02/15/50)	1,579	1,845,046
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	255	295,091
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46	2,766	3,368,960
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,438	3,682,992
4.15%, 05/01/47 (Call 11/01/46)	5,792	7,273,130
4.88%, 04/01/42	1,627	2,181,351
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	4,051	4,511,072
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	2,917	2,977,090
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,039	2,139,747
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	1,675	1,657,345
2.30%, 12/01/24 (Call 11/01/24)	2,506	2,576,043
2.70%, 06/01/31 (Call 03/01/31)	1,990	2,024,427
2.95%, 12/01/29 (Call 09/01/29)	1,007	1,054,611
3.25%, 09/01/24 (Call 07/01/24)(b)	1,824	1,915,984
3.60%, 02/01/25 (Call 11/01/24)	6,794	7,204,358
3.60%, 09/01/27 (Call 06/01/27)	2,895	3,125,876
4.00%, 11/01/23 (Call 08/01/23)	780	819,476
4.70%, 02/01/45 (Call 08/01/44)	3,298	4,067,094
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	251,005
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,199	1,433,944
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,450	1,598,741
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,266	2,551,493
Mayo Clinic
3.77%, 11/15/43	245	290,127
Series 2016, 4.13%, 11/15/52	2,781	3,597,279
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,516	2,701,454
McLaren Health Care Corp., Series A, 4.39%, 05/15/48
(Call 11/15/47)	1,492	1,928,037
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,542	1,738,189
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	2,283	2,623,989
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	2,000	2,577,840
5.00%, 07/01/42	690	933,260
Series 2015, 4.20%, 07/01/55	2,199	2,943,032
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	756	792,091

Security	Par (000)	Value

Health Care - Services (continued)
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)	$1,231	$1,379,237
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	2,861	2,848,612
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	1,243	1,392,918
Montefiore Obligated Group
4.29%, 09/01/50(b)	1,576	1,648,401
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	2,502	2,967,747
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	868	1,002,965
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	1,425	1,574,354
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,646	1,753,632
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)	933	940,072
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,914	1,843,507
2.61%, 08/01/60 (Call 02/01/60)	1,728	1,633,340
4.02%, 08/01/45	3,739	4,762,514
4.06%, 08/01/56	553	719,895
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	1,985	2,476,923
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	3,080	3,549,700
3.98%, 11/01/46 (Call 11/01/45)	2,020	2,348,210
4.26%, 11/01/47 (Call 11/01/46)	670	811,899
Northwestern Memorial Healthcare Obligated Group,
Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	210	206,422
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series 2020,
2.67%, 10/01/50 (Call 04/01/50)	710	694,813
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	1,530	1,506,989
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	912	925,872
2.83%, 11/15/41 (Call 05/15/41)	1,270	1,313,637
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	1,102	1,161,420
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,628	1,772,062
4.09%, 10/01/48 (Call 04/01/48)	1,687	2,047,917
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	2,132	2,929,432
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	897	897,628
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,433	1,541,464
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	641	625,808
2.86%, 01/01/52 (Call 07/01/51)	696	698,485
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	886	879,116
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,527	2,623,077
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	1,650	1,618,518
Series A, 3.93%, 10/01/48 (Call 04/01/48)	1,110	1,336,051
Series H, 2.75%, 10/01/26 (Call 07/01/26)	822	861,777
Series I, 3.74%, 10/01/47	2,373	2,783,315
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,136	2,204,352
2.95%, 06/30/30 (Call 03/30/30)	3,717	3,874,229
3.45%, 06/01/26 (Call 03/01/26)	3,317	3,556,720
3.50%, 03/30/25 (Call 12/30/24)	530	563,332
4.20%, 06/30/29 (Call 03/30/29)	2,038	2,316,574
4.25%, 04/01/24 (Call 01/01/24)	3,715	3,952,351

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.70%, 03/30/45 (Call 09/30/44)	$1,261	$1,602,327
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	910	999,326
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	518	582,833
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	884	1,004,454
3.95%, 07/01/46 (Call 07/01/45)	2,755	3,311,951
Seattle Children’s Hospital, Series 2021, 2.72%,
10/01/50 (Call 10/01/49)	1,390	1,382,341
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	764	807,571
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	816	807,554
Spectrum Health System Obligated Group, Series 19A,
3.49%, 07/15/49 (Call 01/15/49)	1,598	1,823,062
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,633	2,723,207
Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	27,614
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	2,415	2,627,810
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	1,584	1,924,307
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	515	564,811
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,085	1,184,429
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,999	2,220,629
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	3,081	3,781,465
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,106,693
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,439	1,453,966
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	892,283
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	2,206,921
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	1,932	1,808,197
4.33%, 11/15/55	544	733,437
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	2,170	2,562,358
6.02%, 11/15/48	1,198	1,485,065
Series B, 5.33%, 11/15/28	1,777	1,996,691
Trinity Health Corp.
4.13%, 12/01/45	616	786,318
Series 2019, 3.43%, 12/01/48	1,600	1,815,808
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	586	585,361
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	300	296,910
1.15%, 05/15/26 (Call 04/15/26)	3,135	3,089,542
1.25%, 01/15/26	1,886	1,877,155
2.00%, 05/15/30	3,935	3,910,760
2.30%, 05/15/31 (Call 02/15/31)	5,260	5,326,960
2.38%, 08/15/24(b)	3,887	4,031,285
2.75%, 02/15/23 (Call 11/15/22)	2,147	2,190,477
2.75%, 05/15/40 (Call 11/15/39)	5,111	5,144,784
2.88%, 03/15/23	5,718	5,888,454
2.88%, 08/15/29	3,884	4,116,069
2.90%, 05/15/50 (Call 11/15/49)	3,794	3,881,566
2.95%, 10/15/27	4,654	4,961,536
3.05%, 05/15/41 (Call 11/15/40)	3,675	3,840,485
3.10%, 03/15/26	3,158	3,369,333
3.13%, 05/15/60 (Call 11/15/59)	1,119	1,165,774
3.25%, 05/15/51 (Call 11/15/50)	2,780	3,021,721
3.38%, 04/15/27	3,340	3,630,847
3.45%, 01/15/27	3,818	4,143,790
Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 06/15/23	$2,678	$2,793,743
3.50%, 02/15/24	1,551	1,636,646
3.50%, 08/15/39 (Call 02/15/39)	3,844	4,251,541
3.70%, 12/15/25	2,401	2,619,155
3.70%, 08/15/49 (Call 02/15/49)	2,857	3,306,063
3.75%, 07/15/25	8,404	9,102,204
3.75%, 10/15/47 (Call 04/15/47)	2,511	2,908,064
3.85%, 06/15/28	5,991	6,703,570
3.88%, 12/15/28	1,762	1,982,814
3.88%, 08/15/59 (Call 02/15/59)	3,060	3,699,142
3.95%, 10/15/42 (Call 04/15/42)	2,409	2,843,632
4.20%, 01/15/47 (Call 07/15/46)	5,736	7,053,444
4.25%, 03/15/43 (Call 09/15/42)	3,063	3,740,597
4.25%, 04/15/47 (Call 10/15/46)	1,924	2,408,848
4.25%, 06/15/48 (Call 12/15/47)	5,123	6,394,477
4.38%, 03/15/42 (Call 09/15/41)	684	835,390
4.45%, 12/15/48 (Call 06/15/48)	3,736	4,805,355
4.63%, 07/15/35	4,041	5,037,511
4.63%, 11/15/41 (Call 05/15/41)	3,671	4,625,827
4.75%, 07/15/45	6,825	9,010,843
5.70%, 10/15/40 (Call 04/15/40)	2,799	3,928,229
5.80%, 03/15/36	1,690	2,330,848
5.95%, 02/15/41 (Call 08/15/40)	1,615	2,337,664
6.50%, 06/15/37	4,863	7,215,865
6.63%, 11/15/37	2,543	3,800,564
6.88%, 02/15/38	3,221	4,972,966
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(c)	2,100	2,060,268
2.65%, 10/15/30 (Call 07/15/30)(c)	2,198	2,171,866
2.65%, 01/15/32 (Call 10/15/31)(c)	2,050	2,014,842
UPMC, Series D-1, 3.60%, 04/03/25	125	132,770
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	588	602,888
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	3,249	4,296,250
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	485	497,193
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)	3,036	2,896,162
		707,336,451
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,210	1,195,637
2.88%, 06/15/28 (Call 04/15/28)	3,005	2,992,349
3.20%, 11/15/31 (Call 08/15/31)	2,000	1,959,380
3.25%, 07/15/25 (Call 06/15/25)	3,675	3,781,281
3.50%, 02/10/23 (Call 01/10/23)	3,293	3,377,597
3.88%, 01/15/26 (Call 12/15/25)	1,366	1,439,136
4.20%, 06/10/24 (Call 05/10/24)	2,539	2,670,419
4.25%, 03/01/25 (Call 01/01/25)	1,307	1,385,472
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,515	1,475,943
2.95%, 03/10/26 (Call 02/10/26)	1,475	1,476,505
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(c)	439	426,221
2.75%, 09/16/26 (Call 08/19/26)	610	612,769
2.85%, 09/30/28 (Call 07/30/28)(c)	1,475	1,435,514
3.63%, 01/15/26 (Call 12/15/25)	287	299,200
3.65%, 07/14/23	925	956,885
FS KKR Capital Corp.
1.65%, 10/12/24	2,495	2,454,406

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
2.63%, 01/15/27 (Call 12/15/26)	$2,620	$2,580,569
3.13%, 10/12/28 (Call 08/12/28)	2,070	2,038,929
3.40%, 01/15/26 (Call 12/15/25)	980	1,000,080
4.13%, 02/01/25 (Call 01/01/25)	2,775	2,907,229
4.63%, 07/15/24 (Call 06/15/24)	3,488	3,692,885
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	730	745,702
3.75%, 02/10/25 (Call 01/10/25)	1,686	1,768,934
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	5,145	4,979,588
2.50%, 08/24/26 (Call 07/24/26)	1,930	1,906,242
3.38%, 04/15/24 (Call 03/15/24)	650	668,298
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	1,620	1,629,850
5.20%, 05/01/24	2,019	2,168,951
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	4,000	3,965,360
3.50%, 02/25/25 (Call 01/25/25)(b)	3,896	4,062,398
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,267	2,219,756
2.88%, 06/11/28 (Call 04/11/28)	3,410	3,335,082
3.40%, 07/15/26 (Call 06/15/26)	695	706,787
3.75%, 07/22/25 (Call 06/22/25)	1,891	1,963,993
4.00%, 03/30/25 (Call 02/28/25)	2,097	2,187,695
4.25%, 01/15/26 (Call 12/15/25)	1,725	1,818,961
5.25%, 04/15/24 (Call 03/15/24)	1,222	1,310,400
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)(c)	2,505	2,459,108
Owl Rock Technology Finance Corp., 2.50%, 01/15/27
(Call 12/15/26)	475	467,581
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	1,165	1,161,668
3.44%, 10/15/28 (Call 08/15/28)	1,625	1,558,814
3.71%, 01/22/26 (Call 12/22/25)(b)	1,499	1,523,389
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(b)	450	448,524
3.88%, 11/01/24 (Call 10/01/24)	1,486	1,560,181
		84,775,668
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	5,320	5,194,501
1.40%, 10/15/27 (Call 08/15/27)	804	776,551
2.50%, 10/15/24 (Call 09/15/24)	1,495	1,547,669
2.60%, 10/15/25 (Call 09/15/25)	566	587,202
4.75%, 02/15/23 (Call 11/15/22)	2,163	2,244,113
5.75%, 08/15/23 (Call 05/15/23)	3,056	3,266,650
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	3,860	4,126,417
4.75%, 05/30/25 (Call 02/28/25)	3,350	3,682,085
4.75%, 11/29/27 (Call 05/29/27)	3,305	3,749,357
4.88%, 12/15/23 (Call 09/15/23)	3,835	4,087,151
5.00%, 06/15/27 (Call 12/15/26)	1,133	1,291,711
5.25%, 06/01/26 (Call 12/01/25)	2,606	2,955,048
5.88%, 11/15/24 (Call 05/15/24)	3,589	3,977,150
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,677	1,617,752
3.85%, 01/15/30 (Call 07/15/29)	1,819	1,920,628
3.97%, 08/06/61 (Call 02/06/61)	570	559,335
6.00%, 01/15/43 (Call 10/15/42)	2,865	3,604,571
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	588	612,373

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	$1,380	$1,573,807
5.50%, 03/01/26 (Call 12/01/25)	425	484,768
6.00%, 02/15/35	1,373	1,780,438
6.38%, 05/15/33	2,011	2,634,651
7.88%, 06/15/32	389	558,258
		52,832,186
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	920	995,559
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,937	2,077,549
3.50%, 11/15/51 (Call 05/15/51)	1,725	1,769,764
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,376,967
4.40%, 03/15/29 (Call 12/15/28)	3,062	3,455,375
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,635	1,638,957
3.70%, 05/01/25	1,576	1,691,568
4.00%, 03/01/24	978	1,041,492
4.50%, 06/01/46 (Call 12/01/45)	1,553	1,887,501
4.60%, 05/15/50 (Call 11/15/49)	1,770	2,210,677
4.75%, 02/26/29 (Call 11/26/28)	2,331	2,705,312
		21,850,721
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)(b)	2,435	2,371,690
2.65%, 04/30/30 (Call 02/01/30)	1,297	1,322,953
4.88%, 12/06/28 (Call 09/06/28)	2,456	2,884,842
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	2,254	2,400,127
3.95%, 08/01/47 (Call 02/01/47)	2,734	3,305,980
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	1,189	1,156,766
3.10%, 10/01/27 (Call 07/01/27)	2,288	2,444,957
3.50%, 12/15/24 (Call 09/15/24)	1,864	1,984,396
3.90%, 05/15/28 (Call 02/15/28)	2,233	2,517,708
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,431	1,376,808
2.00%, 11/02/31 (Call 08/02/31)	1,180	1,181,038
2.75%, 02/15/26	1,399	1,483,010
2.88%, 02/07/50 (Call 08/07/49)	2,959	3,094,848
3.05%, 08/15/25	1,013	1,080,587
3.10%, 03/26/30 (Call 12/26/29)	1,598	1,732,999
3.20%, 04/25/29 (Call 01/25/29)(b)	1,080	1,175,537
3.20%, 07/30/46 (Call 01/30/46)	3,275	3,635,708
3.90%, 05/04/47 (Call 11/04/46)	2,917	3,570,466
3.95%, 11/01/28 (Call 08/01/28)	1,972	2,249,855
5.30%, 03/01/41	1,615	2,239,617
6.63%, 08/01/37	1,053	1,631,287
		44,841,179
Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	520	765,102
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(a)	2,340	2,676,703
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	250	247,627
2.88%, 10/15/26 (Call 07/15/26)	647	688,570
3.25%, 03/17/25	4,629	4,926,784
3.60%, 04/01/30 (Call 01/01/30)	5,448	6,040,524

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.63%, 11/15/24	$3,853	$4,131,765
4.00%, 10/15/46 (Call 04/15/46)	1,114	1,336,811
4.75%, 01/15/49 (Call 07/15/48)	2,423	3,256,560
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	235	238,168
3.63%, 05/15/30 (Call 02/15/30)	4,035	4,418,446
4.90%, 09/15/44 (Call 03/15/44)	1,700	2,174,385
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	2,325	2,511,093
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	760	742,938
1.45%, 12/15/30 (Call 09/15/30)	779	738,874
3.15%, 06/15/23	1,032	1,071,154
3.28%, 12/15/26 (Call 09/15/26)	2,262	2,434,319
3.85%, 08/10/49 (Call 02/10/49)	2,598	3,124,355
4.20%, 12/15/46 (Call 06/15/46)	2,432	3,038,249
4.50%, 06/15/43	771	962,640
5.35%, 06/01/33	1,424	1,814,034
5.55%, 05/09/35	2,496	3,332,684
5.95%, 04/01/36	216	301,918
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(a)	1,901	2,499,777
Series B, 5.75%, 08/15/53 (Call 08/15/23),
(3 mo. LIBOR US + 2.938%)(a)	4,296	4,504,786
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,442	1,642,986
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	2,442	2,626,615
4.50%, 06/15/47 (Call 12/15/46)	205	256,143
5.25%, 04/02/30 (Call 01/02/30)	292	352,248
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	4,500	4,656,510
3.40%, 06/30/30 (Call 03/30/30)	5,454	5,911,481
3.75%, 07/10/25 (Call 04/10/25)	3,534	3,796,258
3.88%, 01/15/35 (Call 07/15/34)	5,316	5,990,866
3.90%, 04/01/26 (Call 01/01/26)	9,449	10,302,056
4.13%, 02/15/24	2,090	2,227,167
4.20%, 04/01/28 (Call 01/01/28)	4,205	4,745,300
4.25%, 03/15/29 (Call 12/15/28)	2,899	3,307,817
4.38%, 06/30/50 (Call 12/30/49)	3,249	4,093,350
4.38%, 01/15/55 (Call 07/15/54)	4,211	5,297,227
4.50%, 07/16/44 (Call 01/16/44)	5,986	7,363,857
4.70%, 07/10/35 (Call 01/10/35)	2,688	3,243,448
4.75%, 04/01/48 (Call 10/01/47)	2,728	3,586,311
4.80%, 07/10/45 (Call 01/10/45)	3,100	4,013,880
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(a)	808	910,535
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	741	760,955
3.75%, 05/02/29 (Call 02/02/29)	2,387	2,617,178
4.50%, 12/15/28 (Call 09/15/28)	2,081	2,394,399
6.25%, 09/30/40	2,194	3,197,009
8.21%, 01/01/27	140	177,104
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,080	2,976,296
2.60%, 12/02/31 (Call 09/02/31)	1,150	1,158,659
2.90%, 08/23/51 (Call 02/23/51)	2,120	2,074,971
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	1,703	1,802,063
3.88%, 12/15/25 (Call 09/15/25)	931	1,011,839
Security	Par (000)	Value

Insurance (continued)
4.00%, 11/27/23 (Call 08/27/23)	$853	$898,397
4.60%, 06/14/44 (Call 03/14/44)	2,657	3,322,578
4.75%, 05/15/45 (Call 11/15/44)	2,484	3,210,620
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,017	1,125,494
5.03%, 12/15/46 (Call 06/15/46)	809	1,080,250
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	5,007	5,500,991
7.35%, 05/01/34	780	1,142,981
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,245	2,979,227
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,000	1,985,400
3.05%, 03/09/52 (Call 09/09/51)	1,000	984,820
3.50%, 05/20/51 (Call 11/20/50)	460	496,225
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	1,736	1,850,489
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	185	182,749
3.70%, 02/22/30 (Call 11/22/29)	1,936	2,090,106
4.20%, 09/27/23 (Call 08/27/23)	1,151	1,214,075
4.90%, 03/27/28 (Call 12/27/27)	1,190	1,367,488
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	1,835	1,929,044
3.60%, 09/15/51 (Call 03/15/51)	345	367,829
5.00%, 07/01/24	1,535	1,676,972
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	1,025	1,085,895
3.95%, 05/25/51 (Call 11/25/50)	860	969,659
4.13%, 01/12/28 (Call 10/12/27)	4,650	5,118,720
6.15%, 04/03/30 (Call 01/03/30)	1,130	1,400,658
AXA SA, 8.60%, 12/15/30	2,023	2,933,734
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	2,084	2,301,841
4.90%, 01/15/40 (Call 01/15/30)(a)(b)	1,730	1,810,877
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	1,349	1,485,816
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,060	2,927,594
1.85%, 03/12/30 (Call 12/12/29)	2,686	2,668,729
2.50%, 01/15/51 (Call 07/15/50)	4,745	4,450,098
2.85%, 10/15/50 (Call 04/15/50)	3,684	3,685,953
4.20%, 08/15/48 (Call 02/15/48)	7,692	9,505,774
4.25%, 01/15/49 (Call 07/15/48)	5,189	6,466,843
4.30%, 05/15/43	2,307	2,822,153
4.40%, 05/15/42	4,048	5,028,264
5.75%, 01/15/40	3,088	4,439,494
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	6,936	7,103,435
3.00%, 02/11/23	1,787	1,838,305
3.13%, 03/15/26 (Call 12/15/25)	9,086	9,721,929
4.50%, 02/11/43	4,000	5,016,360
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	130	128,911
4.70%, 06/22/47 (Call 12/22/46)	1,817	2,023,629
5.63%, 05/15/30 (Call 02/15/30)	5,753	6,926,670
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	2,467	2,433,350
4.20%, 09/15/24 (Call 06/15/24)	2,151	2,306,324
4.50%, 03/15/29 (Call 12/15/28)	1,375	1,568,449
Chubb Corp. (The), 6.00%, 05/11/37	3,440	4,947,064

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc.
2.70%, 03/13/23	$88	$90,278
2.85%, 12/15/51 (Call 06/15/51)	1,000	1,018,610
3.05%, 12/15/61 (Call 06/15/61)	3,385	3,486,855
3.15%, 03/15/25	1,955	2,075,487
3.35%, 05/03/26 (Call 02/03/26)	1,412	1,522,658
4.15%, 03/13/43	2,315	2,816,869
4.35%, 11/03/45 (Call 05/03/45)	5,630	7,192,888
6.70%, 05/15/36	65	96,658
Cincinnati Financial Corp., 6.92%, 05/15/28	584	752,320
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	525	513,833
3.45%, 08/15/27 (Call 05/15/27)	3,047	3,291,156
3.90%, 05/01/29 (Call 02/01/29)	2,301	2,559,586
3.95%, 05/15/24 (Call 02/15/24)	2,983	3,168,125
4.50%, 03/01/26 (Call 12/01/25)	2,214	2,459,665
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	688	763,178
5.25%, 05/30/29 (Call 02/28/29)	2,255	2,609,035
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	291	285,506
4.95%, 06/01/29 (Call 03/01/29)	2,483	2,807,876
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	2,283	2,374,754
4.35%, 04/20/28 (Call 01/20/28)	4,738	5,336,125
5.00%, 04/20/48 (Call 10/20/47)	3,822	4,909,130
7.00%, 04/01/28	124	157,696
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	695	685,131
3.50%, 10/15/50 (Call 04/15/50)	657	696,650
4.87%, 06/01/44	1,041	1,342,047
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	695	715,370
4.63%, 04/29/30 (Call 01/29/30)	1,212	1,360,531
4.85%, 04/17/28 (Call 01/17/28)	2,079	2,353,636
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,589	2,566,605
3.20%, 09/17/51 (Call 03/17/51)	955	949,289
3.40%, 06/15/30 (Call 03/15/30)	2,551	2,708,524
4.50%, 08/15/28 (Call 05/15/28)	2,077	2,364,602
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	1,623	1,581,857
4.00%, 05/15/30 (Call 02/15/30)	305	336,034
4.60%, 11/15/24	1,963	2,140,377
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	4,277	4,248,815
4.55%, 09/15/28 (Call 06/15/28)	2,077	2,365,869
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	3,175	3,182,525
4.50%, 04/15/26 (Call 01/15/26)	1,897	2,088,635
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2,601	2,711,256
2.90%, 09/15/51 (Call 03/15/51)	875	872,725
3.60%, 08/19/49 (Call 02/19/49)	2,641	2,938,429
4.30%, 04/15/43	2,231	2,672,292
4.40%, 03/15/48 (Call 09/15/47)	1,473	1,850,221
5.95%, 10/15/36	1,864	2,537,668
6.10%, 10/01/41	2,329	3,321,713
Security	Par (000)	Value

Insurance (continued)
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(c)	$50	$50,152
4.00%, 11/23/51 (Call 05/23/51)(c)	20	20,022
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	325	322,335
4.35%, 02/15/25 (Call 11/15/24)	415	446,519
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	3,750	3,961,125
3.35%, 03/09/25	957	1,018,344
3.40%, 01/15/31 (Call 10/15/30)	944	1,025,684
3.63%, 12/12/26 (Call 09/15/26)	1,194	1,296,588
3.80%, 03/01/28 (Call 12/01/27)	1,192	1,320,819
4.00%, 09/01/23	310	326,331
4.35%, 03/01/48 (Call 09/01/47)	3,088	3,799,043
4.38%, 06/15/50 (Call 12/15/49)(b)	817	1,013,823
6.30%, 10/09/37	810	1,154,493
7.00%, 06/15/40	3,257	5,025,388
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,647	2,706,928
3.20%, 05/15/30 (Call 02/15/30)	3,790	4,049,122
3.75%, 04/01/26 (Call 01/01/26)	3,687	4,014,664
4.13%, 05/15/43 (Call 11/15/42)	2,802	3,300,784
6.00%, 02/01/35	82	110,331
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	1,805	1,852,183
4.06%, 02/24/32 (Call 02/24/27)(a)	3,651	3,956,990
4.15%, 03/04/26	7,111	7,849,122
5.38%, 03/04/46	1,003	1,444,129
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	1,070	1,159,195
3.45%, 05/07/52 (Call 11/07/51)	1,625	1,723,800
3.50%, 11/01/27 (Call 08/01/27)	1,371	1,476,444
4.15%, 09/17/50 (Call 03/17/50)	1,961	2,334,061
4.30%, 11/01/47 (Call 05/01/47)	2,151	2,598,429
5.00%, 04/05/46	2,965	3,882,608
5.00%, 05/20/49 (Call 11/20/48)	1,305	1,697,022
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,770	2,753,657
3.30%, 03/14/23 (Call 01/14/23)	2,276	2,343,051
3.50%, 06/03/24 (Call 03/03/24)	4,133	4,362,092
3.50%, 03/10/25 (Call 12/10/24)	3,931	4,181,758
3.75%, 03/14/26 (Call 12/14/25)	3,119	3,386,361
3.88%, 03/15/24 (Call 02/15/24)	2,985	3,168,428
4.20%, 03/01/48 (Call 09/01/47)	3,780	4,696,688
4.35%, 01/30/47 (Call 07/30/46)	3,437	4,397,023
4.38%, 03/15/29 (Call 12/15/28)	5,737	6,543,393
4.75%, 03/15/39 (Call 09/15/38)	1,818	2,310,242
4.90%, 03/15/49 (Call 09/15/48)	2,946	4,054,197
5.88%, 08/01/33	375	503,726
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	2,125	2,350,781
MetLife Inc.
3.00%, 03/01/25	3,323	3,512,411
3.60%, 04/10/24	6,138	6,503,395
3.60%, 11/13/25 (Call 08/13/25)	2,333	2,525,822
4.05%, 03/01/45	3,067	3,691,288
4.13%, 08/13/42	2,928	3,473,633
4.55%, 03/23/30 (Call 12/23/29)	3,790	4,474,663
4.60%, 05/13/46 (Call 11/13/45)	2,099	2,720,934
4.72%, 12/15/44	4,501	5,727,838

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.88%, 11/13/43	$3,045	$4,011,574
5.70%, 06/15/35	4,153	5,615,645
5.88%, 02/06/41	5,227	7,511,565
6.38%, 06/15/34	991	1,397,914
6.40%, 12/15/66 (Call 12/15/31)	2,334	2,892,526
6.50%, 12/15/32	1,415	1,983,066
10.75%, 08/01/69 (Call 08/01/34)	1,832	3,116,580
Series D, 4.37%, 09/15/23	4,417	4,693,681
Munich Re America Corp., Series B, 7.45%, 12/15/26	150	190,236
Nationwide Financial Services Inc., 6.75%, 05/15/87	29	35,286
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,064	1,177,508
3.88%, 08/26/26 (Call 07/26/26)	2,872	3,138,838
4.88%, 10/01/24 (Call 09/01/24)	3,059	3,350,217
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,191	2,415,446
4.50%, 10/01/50 (Call 04/01/30)(a)	35	36,738
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	690	697,783
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	2,991	2,963,483
3.10%, 11/15/26 (Call 08/15/26)	3,489	3,710,307
3.13%, 05/15/23	1,279	1,322,013
3.40%, 05/15/25 (Call 02/15/25)	2,749	2,920,153
3.70%, 05/15/29 (Call 02/15/29)	1,025	1,137,032
4.30%, 11/15/46 (Call 05/15/46)	1,119	1,405,016
4.35%, 05/15/43	1,598	1,960,299
4.63%, 09/15/42	111	140,157
6.05%, 10/15/36(b)	2,750	3,848,212
Progressive Corp. (The)
2.45%, 01/15/27	2,546	2,663,574
3.20%, 03/26/30 (Call 12/26/29)	3,706	4,030,238
3.70%, 01/26/45	495	568,745
3.95%, 03/26/50 (Call 09/26/49)	1,663	2,037,591
4.00%, 03/01/29 (Call 12/01/28)	2,432	2,768,735
4.13%, 04/15/47 (Call 10/15/46)	5,863	7,220,695
4.20%, 03/15/48 (Call 09/15/47)	1,070	1,337,532
4.35%, 04/25/44	1,863	2,343,021
6.25%, 12/01/32	680	937,387
6.63%, 03/01/29	56	72,941
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(b)	1,496	1,502,149
2.10%, 03/10/30 (Call 12/10/29)(b)	3,975	4,021,110
3.00%, 03/10/40 (Call 09/10/39)	2,812	2,917,422
3.70%, 10/01/50 (Call 07/01/30)(a)	105	106,802
3.70%, 03/13/51 (Call 09/13/50)	4,249	4,902,581
3.88%, 03/27/28 (Call 12/27/27)	1,087	1,215,212
3.91%, 12/07/47 (Call 06/07/47)	4,061	4,780,690
3.94%, 12/07/49 (Call 06/07/49)	5,579	6,684,367
4.35%, 02/25/50 (Call 08/25/49)	4,257	5,442,447
4.42%, 03/27/48 (Call 09/27/47)	2,403	3,044,241
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)	3,142	3,296,335
4.60%, 05/15/44	2,596	3,286,095
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	4,421	4,618,486
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	3,507	3,773,742
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(a)	7,430	7,734,779
5.70%, 12/14/36	1,834	2,489,490
Security	Par (000)	Value

Insurance (continued)
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)	$2,317	$2,610,772
5.75%, 07/15/33	217	285,142
6.63%, 12/01/37	735	1,073,034
6.63%, 06/21/40	645	975,782
Prudential PLC, 3.13%, 04/14/30	1,250	1,341,975
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	1,100	1,165,461
3.90%, 05/15/29 (Call 02/15/29)	4,108	4,569,616
3.95%, 09/15/26 (Call 06/15/26)	2,381	2,610,314
4.70%, 09/15/23	110	117,087
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	1,220	1,313,928
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	2,077	2,268,582
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	310	419,697
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	672,628
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,618	2,575,775
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,571	2,515,364
3.05%, 06/08/51 (Call 12/08/50)	2,180	2,328,044
3.75%, 05/15/46 (Call 11/15/45)	2,520	2,984,764
4.00%, 05/30/47 (Call 11/30/46)	3,217	3,927,507
4.05%, 03/07/48 (Call 09/07/47)	1,340	1,667,375
4.10%, 03/04/49 (Call 09/04/48)	2,476	3,101,611
4.30%, 08/25/45 (Call 02/25/45)	3,127	3,941,740
4.60%, 08/01/43	990	1,280,308
5.35%, 11/01/40	3,432	4,740,965
6.25%, 06/15/37	2,833	4,107,878
6.75%, 06/20/36	1,027	1,538,456
Travelers Property Casualty Corp., 6.38%, 03/15/33	858	1,203,225
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	1,423	1,562,667
Unum Group
4.00%, 03/15/24	1,170	1,238,223
4.00%, 06/15/29 (Call 03/15/29)	2,891	3,212,566
4.13%, 06/15/51 (Call 12/15/50)	2,000	2,039,500
4.50%, 12/15/49 (Call 06/15/49)	745	804,786
5.75%, 08/15/42	2,380	3,003,036
Voya Financial Inc.
3.65%, 06/15/26	2,507	2,725,811
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)	753	778,466
4.80%, 06/15/46	1,974	2,559,212
5.65%, 05/15/53 (Call 05/15/23),
(3 mo. LIBOR US + 3.580%)(a)	400	415,588
5.70%, 07/15/43	2,443	3,398,164
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,300	1,278,342
3.55%, 03/30/52 (Call 09/30/51)	383	421,878
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,224	2,295,502
3.60%, 05/15/24 (Call 03/15/24)	1,595	1,678,323
3.88%, 09/15/49 (Call 03/15/49)	1,280	1,400,218
4.50%, 09/15/28 (Call 06/15/28)	2,603	2,938,761
5.05%, 09/15/48 (Call 03/15/48)	3,107	4,028,629
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	1,919	2,251,371
4.75%, 08/01/44	855	1,086,611

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
XLIT Ltd.
4.45%, 03/31/25	$2,335	$2,556,545
5.25%, 12/15/43	725	1,014,427
5.50%, 03/31/45	2,480	3,486,781
		775,472,124
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	625	607,456
2.70%, 02/09/41 (Call 08/09/40)	400	373,660
2.80%, 06/06/23 (Call 05/06/23)	961	986,082
3.15%, 02/09/51 (Call 08/09/50)	5,080	4,855,210
3.25%, 02/09/61 (Call 08/09/60)	3,328	3,194,015
3.40%, 12/06/27 (Call 09/06/27)	9,207	9,812,360
3.60%, 11/28/24 (Call 08/28/24)	11,687	12,388,103
4.00%, 12/06/37 (Call 06/06/37)	6,825	7,443,413
4.20%, 12/06/47 (Call 06/06/47)	5,955	6,762,141
4.40%, 12/06/57 (Call 06/06/57)	2,930	3,443,131
4.50%, 11/28/34 (Call 05/28/34)	3,597	4,141,982
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	2,743	2,679,170
0.80%, 08/15/27 (Call 06/15/27)	3,684	3,537,082
1.10%, 08/15/30 (Call 05/15/30)	5,602	5,257,253
1.90%, 08/15/40 (Call 02/15/40)	4,993	4,576,334
2.00%, 08/15/26 (Call 05/15/26)	8,836	9,099,224
2.05%, 08/15/50 (Call 02/15/50)	8,883	8,054,838
2.25%, 08/15/60 (Call 02/15/60)	2,180	1,987,070
3.38%, 02/25/24	2,516	2,656,091
Amazon.com Inc.
0.25%, 05/12/23	605	602,937
0.40%, 06/03/23	1,984	1,977,532
0.45%, 05/12/24	9,630	9,526,478
0.80%, 06/03/25 (Call 05/03/25)	1,198	1,181,012
1.00%, 05/12/26 (Call 04/12/26)	9,700	9,587,868
1.20%, 06/03/27 (Call 04/03/27)	1,208	1,184,541
1.50%, 06/03/30 (Call 03/03/30)	5,000	4,829,500
1.65%, 05/12/28 (Call 03/12/28)	9,805	9,749,013
2.10%, 05/12/31 (Call 02/12/31)	11,785	11,861,838
2.40%, 02/22/23 (Call 01/22/23)	7,964	8,130,368
2.50%, 06/03/50 (Call 12/03/49)	6,651	6,408,039
2.70%, 06/03/60 (Call 12/03/59)	7,340	7,190,484
2.80%, 08/22/24 (Call 06/22/24)	9,574	10,003,968
2.88%, 05/12/41 (Call 11/12/40)	7,839	8,129,435
3.10%, 05/12/51 (Call 11/12/50)	9,840	10,654,555
3.15%, 08/22/27 (Call 05/22/27)	12,378	13,324,546
3.25%, 05/12/61 (Call 11/12/60)	4,705	5,188,815
3.80%, 12/05/24 (Call 09/05/24)	6,835	7,344,754
3.88%, 08/22/37 (Call 02/22/37)	11,632	13,710,987
4.05%, 08/22/47 (Call 02/22/47)	13,303	16,409,650
4.25%, 08/22/57 (Call 02/22/57)	6,556	8,523,783
4.80%, 12/05/34 (Call 06/05/34)	4,192	5,351,633
4.95%, 12/05/44 (Call 06/05/44)	8,663	11,853,323
5.20%, 12/03/25 (Call 09/03/25)	2,756	3,148,840
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,355	1,324,363
1.72%, 04/09/26 (Call 03/09/26)	50	49,529
2.38%, 08/23/31 (Call 05/23/31)(b)	300	290,028
3.08%, 04/07/25 (Call 03/07/25)	385	401,085
3.43%, 04/07/30 (Call 01/07/30)	520	547,882
3.50%, 11/28/22	2,100	2,149,749
3.63%, 07/06/27	684	738,522
Security	Par (000)	Value

Internet (continued)
3.88%, 09/29/23 (Call 08/29/23)	$2,643	$2,763,627
4.13%, 06/30/25	2,170	2,343,991
4.38%, 05/14/24 (Call 04/14/24)	2,714	2,906,206
4.38%, 03/29/28 (Call 12/29/27)	2,105	2,344,823
4.88%, 11/14/28 (Call 08/14/28)	3,745	4,317,910
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,950	3,023,042
3.55%, 03/15/28 (Call 12/15/27)	3,299	3,618,442
3.60%, 06/01/26 (Call 03/01/26)	3,846	4,155,795
3.65%, 03/15/25 (Call 12/15/24)	3,041	3,247,545
4.63%, 04/13/30 (Call 01/13/30)	5,209	6,098,228
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	3,312	3,611,537
4.50%, 06/20/28 (Call 03/20/28)	1,072	1,216,088
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	3,225	3,178,012
1.90%, 03/11/25 (Call 02/11/25)	3,790	3,841,809
2.60%, 05/10/31 (Call 02/10/31)	2,605	2,641,183
2.70%, 03/11/30 (Call 12/11/29)	4,509	4,623,303
2.75%, 01/30/23 (Call 12/30/22)	3,110	3,176,803
3.45%, 08/01/24 (Call 05/01/24)	4,483	4,720,016
3.60%, 06/05/27 (Call 03/05/27)	2,837	3,073,804
3.65%, 05/10/51 (Call 11/10/50)	1,495	1,646,683
4.00%, 07/15/42 (Call 01/15/42)	2,641	3,012,325
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	4,225	4,257,828
3.25%, 02/15/30 (Call 11/15/29)	3,449	3,555,126
3.60%, 12/15/23 (Call 11/15/23)	1,849	1,931,299
3.80%, 02/15/28 (Call 11/15/27)	1,464	1,563,289
4.50%, 08/15/24 (Call 05/15/24)	2,574	2,758,762
4.63%, 08/01/27 (Call 05/01/27)	366	408,441
5.00%, 02/15/26 (Call 11/15/25)	4,626	5,171,452
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	2,265	2,376,461
3.88%, 04/29/26(b)	885	950,154
4.13%, 01/14/50 (Call 07/14/49)	2,740	2,965,940
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	550	535,359
2.00%, 09/03/30 (Call 06/03/30)	1,540	1,449,402
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	2,825	2,854,182
4.75%, 07/15/27 (Call 07/15/22)	2,330	2,428,373
5.25%, 04/01/25 (Call 01/01/25)	2,050	2,270,519
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	2,069	2,057,248
3.50%, 07/05/24 (Call 06/05/24)	2,130	2,197,564
		392,522,243
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	1,630	1,778,819
4.55%, 03/11/26	1,825	1,993,411
6.75%, 03/01/41	1,750	2,377,147
7.00%, 10/15/39	2,335	3,216,136
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,807	3,869,815
2.70%, 06/01/30 (Call 03/01/30)	3,114	3,212,994
2.98%, 12/15/55 (Call 06/15/55)	5,467	5,500,349
3.95%, 05/01/28 (Call 02/01/28)	857	955,529
4.00%, 08/01/23 (Call 05/01/23)	5,812	6,075,807
4.40%, 05/01/48 (Call 11/01/47)	199	253,335

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par 000)	Value

Iron & Steel (continued)
5.20%, 08/01/43 (Call 02/01/43)	$185	$249,139
6.40%, 12/01/37	38	55,566
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	2,578	2,552,632
2.15%, 08/15/30 (Call 05/15/30)	15	14,654
4.50%, 04/15/23 (Call 01/15/23)(b)	4,289	4,456,357
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	535	521,085
2.40%, 06/15/25 (Call 05/15/25)	1,092	1,121,331
2.80%, 12/15/24 (Call 11/15/24)	3,008	3,124,440
3.25%, 01/15/31 (Call 10/15/30)	2,096	2,208,660
3.25%, 10/15/50 (Call 04/15/50)	1,549	1,568,440
3.45%, 04/15/30 (Call 01/15/30)	1,339	1,427,280
5.00%, 12/15/26 (Call 12/31/21)	1,958	2,009,241
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	2,806	2,821,882
6.25%, 08/10/26	6,111	6,951,079
6.88%, 11/21/36	8,707	11,200,772
6.88%, 11/10/39	6,250	8,210,562
8.25%, 01/17/34	708	978,244
Vale SA, 5.63%, 09/11/42	791	922,235
		79,626,941
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	725	715,698
2.40%, 08/18/31 (Call 05/18/31)	834	805,536
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,724	2,886,051
4.63%, 07/28/45 (Call 01/28/45)	2,299	2,520,922
		6,928,207
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,851	1,968,724
3.70%, 01/15/31 (Call 10/15/30)	870	915,762
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	3,397	3,491,572
4.38%, 09/15/28 (Call 06/15/28)	2,830	3,066,871
4.85%, 03/15/26 (Call 12/15/25)	3,110	3,392,854
5.38%, 04/23/25 (Call 03/23/25)	873	967,214
5.75%, 04/23/30 (Call 01/23/30)(b)	1,375	1,653,479
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	2,404	2,427,054
3.20%, 08/08/24 (Call 07/08/24)	5,659	5,769,520
3.50%, 08/18/26 (Call 06/18/26)	3,572	3,640,082
3.90%, 08/08/29 (Call 05/08/29)	3,070	3,112,612
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,000	2,101,120
3.75%, 03/15/25 (Call 12/15/24)	2,636	2,793,527
3.75%, 10/01/25 (Call 07/01/25)	2,715	2,889,683
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,904	2,165,191
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,716	3,065,576
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,672	5,264,737
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,772	1,861,344
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	411	410,384
Series II, 2.75%, 10/15/33 (Call 07/15/33)	2,300	2,240,062
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,298	3,463,131
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,589	1,728,562
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	161	169,728

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)(c)	$2,300	$2,169,015
2.85%, 03/08/29 (Call 01/08/29)(c)	2,000	1,886,120
3.80%, 01/08/26 (Call 12/08/25)	850	860,260
4.38%, 06/18/30 (Call 03/18/30)	3,575	3,683,287
5.13%, 08/08/25 (Call 06/08/25)	5,561	5,860,237
5.40%, 08/08/28 (Call 05/08/28)	6,676	7,204,806
		80,222,514
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	100	112,509
4.38%, 05/08/42	55	69,913
Caterpillar Financial Services Corp.
0.25%, 03/01/23	773	769,761
0.45%, 09/14/23	550	548,135
0.60%, 09/13/24	100	98,818
0.65%, 07/07/23	921	920,678
0.90%, 03/02/26	495	485,075
1.10%, 09/14/27	789	762,537
1.15%, 09/14/26	3,240	3,191,983
1.45%, 05/15/25	330	331,624
2.15%, 11/08/24	4,271	4,399,429
2.40%, 08/09/26(b)	2,246	2,337,502
2.63%, 03/01/23(b)	1,679	1,720,773
2.85%, 05/17/24(b)	3,229	3,373,110
3.25%, 12/01/24	2,750	2,922,095
3.30%, 06/09/24	4,910	5,186,187
3.45%, 05/15/23	5,979	6,218,698
3.65%, 12/07/23	1,431	1,512,739
3.75%, 11/24/23	3,428	3,630,526
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(b)	755	751,972
2.60%, 09/19/29 (Call 06/19/29)	2,788	2,923,636
2.60%, 04/09/30 (Call 01/09/30)	4,905	5,135,143
3.25%, 09/19/49 (Call 03/19/49)	4,589	5,088,604
3.25%, 04/09/50 (Call 10/09/49)	4,582	5,114,932
3.40%, 05/15/24 (Call 02/15/24)	4,061	4,281,066
3.80%, 08/15/42	5,178	6,084,875
4.30%, 05/15/44 (Call 11/15/43)	2,147	2,744,532
4.75%, 05/15/64 (Call 11/15/63)	2,157	3,172,537
5.20%, 05/27/41	1,681	2,311,526
5.30%, 09/15/35	475	629,945
6.05%, 08/15/36	1,078	1,545,216
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,075	1,055,908
1.88%, 01/15/26 (Call 12/15/25)	1,400	1,405,390
1.95%, 07/02/23	667	677,325
4.20%, 01/15/24	1,886	1,999,537
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	3,390	3,699,609
4.50%, 08/15/23	1,910	2,015,967
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	378	426,410
4.45%, 12/15/23 (Call 09/15/23)	1,017	1,077,237
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	2,870	3,007,559
2.88%, 09/07/49 (Call 03/07/49)	1,775	1,861,762
3.10%, 04/15/30 (Call 01/15/30)	3,306	3,571,968
3.75%, 04/15/50 (Call 10/15/49)	3,236	3,923,941
3.90%, 06/09/42 (Call 12/09/41)	3,669	4,435,784

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.38%, 10/16/29	$1,495	$1,875,881
7.13%, 03/03/31(b)	775	1,093,587
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,115	2,248,731
3.15%, 11/15/25 (Call 08/15/25)	2,321	2,465,645
5.38%, 10/15/35	92	116,236
5.38%, 03/01/41 (Call 12/01/40)	1,985	2,583,994
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,105	2,064,395
3.50%, 10/01/30 (Call 07/01/30)	2,348	2,435,862
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	1,265	1,280,812
3.00%, 05/01/30 (Call 02/01/30)	1,189	1,247,451
John Deere Capital Corp.
0.25%, 01/17/23	75	74,741
0.40%, 10/10/23	1,293	1,287,013
0.45%, 01/17/24	1,065	1,055,884
0.45%, 06/07/24	2,615	2,581,031
0.63%, 09/10/24	1,425	1,409,638
0.70%, 07/05/23	2,379	2,380,903
0.70%, 01/15/26	3,055	2,972,607
1.05%, 06/17/26(b)	2,025	1,988,287
1.20%, 04/06/23	505	509,181
1.30%, 10/13/26	1,435	1,420,148
1.45%, 01/15/31	2,400	2,286,720
1.50%, 03/06/28	1,250	1,230,825
1.75%, 03/09/27	2,191	2,197,420
2.00%, 06/17/31(b)	3,000	2,991,720
2.05%, 01/09/25	2,805	2,888,337
2.25%, 09/14/26	2,551	2,639,112
2.45%, 01/09/30	2,274	2,347,587
2.60%, 03/07/24	2,850	2,956,903
2.65%, 06/24/24	4,355	4,537,649
2.65%, 06/10/26	669	702,504
2.70%, 01/06/23	1,833	1,875,507
2.80%, 01/27/23	628	644,064
2.80%, 03/06/23	4,513	4,638,913
2.80%, 09/08/27	2,900	3,079,742
2.80%, 07/18/29	1,641	1,738,656
3.05%, 01/06/28	735	794,057
3.35%, 06/12/24	695	737,701
3.40%, 09/11/25	550	592,460
3.45%, 06/07/23	1,389	1,447,824
3.45%, 01/10/24	861	908,389
3.45%, 03/13/25	3,813	4,087,727
3.45%, 03/07/29	2,369	2,627,884
3.65%, 10/12/23	1,991	2,096,921
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	925	927,470
3.95%, 04/15/23 (Call 12/08/21)	1,333	1,391,519
4.55%, 04/15/28 (Call 01/15/28)	2,349	2,623,528
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	611	638,623
4.60%, 05/15/28 (Call 02/15/28)	1,383	1,579,040
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	4,564	4,649,529
2.29%, 04/05/27 (Call 02/05/27)	1,193	1,211,766
2.57%, 02/15/30 (Call 11/15/29)	6,281	6,393,744
3.11%, 02/15/40 (Call 08/15/39)	2,803	2,897,097
3.36%, 02/15/50 (Call 08/15/49)	2,091	2,257,109

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	$355	$353,573
1.75%, 08/15/31 (Call 05/15/31)	970	948,747
2.80%, 08/15/61 (Call 02/15/61)	1,700	1,712,614
2.88%, 03/01/25 (Call 12/01/24)	1,042	1,091,755
3.50%, 03/01/29 (Call 12/01/28)	868	964,253
4.20%, 03/01/49 (Call 09/01/48)	2,513	3,195,129
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	963	1,009,879
3.45%, 11/15/26 (Call 08/15/26)	3,269	3,479,818
4.40%, 03/15/24 (Call 02/15/24)	5,753	6,128,383
4.95%, 09/15/28 (Call 06/15/28)	6,412	7,311,283
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,567	2,563,381
2.25%, 01/30/31 (Call 10/30/30)	1,478	1,484,075
3.25%, 11/01/26 (Call 08/01/26)	3,718	3,979,822
4.38%, 11/01/46 (Call 05/01/46)(b)	730	890,593
		250,357,852
Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	1,632	1,653,950
2.00%, 02/14/25 (Call 01/14/25)	3,453	3,539,463
2.25%, 03/15/23 (Call 02/15/23)	3,076	3,133,767
2.25%, 09/19/26 (Call 06/19/26)(b)	3,000	3,105,990
2.38%, 08/26/29 (Call 05/26/29)	3,385	3,475,820
2.65%, 04/15/25 (Call 03/15/25)	880	920,216
2.88%, 10/15/27 (Call 07/15/27)	3,908	4,161,903
3.00%, 08/07/25	1,473	1,568,951
3.05%, 04/15/30 (Call 01/15/30)	823	886,544
3.13%, 09/19/46 (Call 03/19/46)	3,142	3,362,600
3.25%, 02/14/24 (Call 01/14/24)	3,749	3,931,501
3.25%, 08/26/49 (Call 02/26/49)(b)	2,386	2,627,583
3.38%, 03/01/29 (Call 12/01/28)	3,038	3,321,962
3.63%, 09/14/28 (Call 06/14/28)(b)	1,945	2,170,075
3.63%, 10/15/47 (Call 04/15/47)	1,211	1,410,210
3.70%, 04/15/50 (Call 10/15/49)(b)	2,657	3,158,854
3.88%, 06/15/44	2,200	2,616,438
4.00%, 09/14/48 (Call 03/14/48)	3,645	4,478,283
5.70%, 03/15/37	1,017	1,425,071
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	805	778,105
2.75%, 03/01/30 (Call 12/01/29)(b)	3,024	3,104,045
3.50%, 12/01/24 (Call 10/01/24)	2,322	2,453,611
3.75%, 12/01/27 (Call 09/01/27)	1,415	1,534,016
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	2,497	2,658,556
3.92%, 09/15/47 (Call 03/15/47)	2,524	2,976,402
4.00%, 11/02/32	2,864	3,308,865
4.15%, 11/02/42	1,965	2,335,776
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	355	378,831
4.05%, 05/15/27 (Call 03/15/27)	1,736	1,937,237
4.40%, 05/15/30 (Call 02/15/30)	7,893	9,385,882
4.55%, 05/15/32 (Call 02/15/32)	4,893	5,916,762
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	3,902	4,218,491
4.42%, 11/15/35	40,138	48,533,665
General Electric Co.
3.10%, 01/09/23	155	159,077
3.38%, 03/11/24	3,333	3,512,815

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.45%, 05/15/24 (Call 02/13/24)	$4,855	$5,116,539
3.45%, 05/01/27 (Call 03/01/27)	4,961	5,406,647
3.63%, 05/01/30 (Call 02/01/30)	4,237	4,777,980
4.13%, 10/09/42	2,355	2,841,637
4.25%, 05/01/40 (Call 11/01/39)	2,376	2,941,726
4.35%, 05/01/50 (Call 11/01/49)	7,237	9,599,302
4.50%, 03/11/44	1,622	2,070,840
5.55%, 01/05/26	323	377,199
5.88%, 01/14/38	6,056	8,485,001
6.15%, 08/07/37	2,292	3,278,133
6.75%, 03/15/32	10,661	14,808,662
6.88%, 01/10/39	6,508	10,128,205
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,159	6,468,243
3.50%, 03/01/24 (Call 12/01/23)	4,332	4,556,788
3.90%, 09/01/42 (Call 03/01/42)	1,767	2,089,301
4.88%, 09/15/41 (Call 03/15/41)	1,880	2,472,764
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,577	1,636,705
3.25%, 03/01/27 (Call 12/01/26)	3,556	3,815,659
3.25%, 06/14/29 (Call 03/14/29)	2,018	2,148,141
3.30%, 11/21/24 (Call 08/21/24)	683	719,199
4.00%, 06/14/49 (Call 12/14/48)	3,310	3,929,897
4.10%, 03/01/47 (Call 09/01/46)	2,171	2,551,229
4.20%, 11/21/34 (Call 05/21/34)	1,400	1,616,580
4.45%, 11/21/44 (Call 05/21/44)	1,737	2,119,018
6.25%, 05/15/38	2,371	3,336,542
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,298	1,477,241
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	4,185	4,155,831
3.00%, 06/01/30 (Call 03/01/30)	596	621,986
3.38%, 03/01/28 (Call 12/01/27)	50	53,639
3.65%, 03/15/27 (Call 12/15/26)	2,049	2,212,797
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,316,149
3.90%, 09/17/29 (Call 06/17/29)	1,954	2,158,975
4.00%, 03/15/26 (Call 12/15/25)	3,794	4,130,831
4.30%, 03/01/24 (Call 12/01/23)(b)	2,650	2,809,106
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,368	2,603,498
4.25%, 06/15/23	3,349	3,511,828
4.30%, 02/21/48 (Call 08/21/47)	1,018	1,258,126
5.75%, 06/15/43	1,552	2,243,789
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	4,439	4,757,054
3.55%, 11/01/24 (Call 08/01/24)	1,495	1,590,217
3.80%, 03/21/29 (Call 12/21/28)	3,060	3,350,914
4.50%, 03/21/49 (Call 09/21/48)	2,100	2,647,638
4.65%, 11/01/44 (Call 05/01/44)	1,158	1,461,940
		293,794,813
Media — 0.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	3,110	3,023,480
2.30%, 02/01/32 (Call 11/01/31)	2,510	2,371,574
2.80%, 04/01/31 (Call 01/01/31)	5,447	5,393,728
3.50%, 06/01/41 (Call 12/01/40)	3,000	2,928,600
3.50%, 03/01/42 (Call 09/01/41)	3,150	3,048,507
3.70%, 04/01/51 (Call 10/01/50)	8,659	8,436,377
3.75%, 02/15/28 (Call 11/15/27)	4,351	4,685,635
3.85%, 04/01/61 (Call 10/01/60)	5,530	5,288,339
Security	Par (000)	Value

Media (continued)
3.90%, 06/01/52 (Call 12/01/51)	$7,725	$7,782,938
3.95%, 06/30/62 (Call 12/30/61)	2,140	2,086,971
4.20%, 03/15/28 (Call 12/15/27)	4,478	4,905,649
4.40%, 12/01/61 (Call 06/01/61)	5,543	5,789,165
4.50%, 02/01/24 (Call 01/01/24)	3,014	3,208,071
4.80%, 03/01/50 (Call 09/01/49)	9,322	10,505,148
4.91%, 07/23/25 (Call 04/23/25)	14,277	15,754,812
5.05%, 03/30/29 (Call 12/30/28)	5,082	5,864,577
5.13%, 07/01/49 (Call 01/01/49)	6,100	7,166,463
5.38%, 04/01/38 (Call 10/01/37)	1,467	1,761,735
5.38%, 05/01/47 (Call 11/01/46)	8,854	10,657,648
5.75%, 04/01/48 (Call 10/01/47)	7,136	9,029,609
6.38%, 10/23/35 (Call 04/23/35)	8,445	10,947,929
6.48%, 10/23/45 (Call 04/23/45)	12,874	17,543,529
6.83%, 10/23/55 (Call 04/23/55)	2,628	3,876,799
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	7,755	7,280,006
1.95%, 01/15/31 (Call 10/15/30)	5,316	5,195,912
2.35%, 01/15/27 (Call 10/15/26)	2,006	2,067,323
2.45%, 08/15/52 (Call 02/15/52)	4,585	4,191,424
2.65%, 02/01/30 (Call 11/01/29)	4,190	4,323,242
2.65%, 08/15/62 (Call 02/15/62)	5,729	5,173,975
2.80%, 01/15/51 (Call 07/15/50)	5,101	4,931,137
2.89%, 11/01/51 (Call 05/01/51)(c)	12,220	12,019,836
2.94%, 11/01/56 (Call 05/01/56)(c)	22,486	21,836,604
2.99%, 11/01/63 (Call 05/01/63)(c)	15,098	14,605,956
3.10%, 04/01/25 (Call 12/03/21)	1,714	1,814,029
3.15%, 03/01/26 (Call 12/01/25)	9,192	9,787,366
3.15%, 02/15/28 (Call 11/15/27)	4,172	4,477,098
3.20%, 07/15/36 (Call 01/15/36)	3,445	3,674,230
3.25%, 11/01/39 (Call 05/01/39)	1,882	1,989,538
3.30%, 02/01/27 (Call 11/01/26)	4,146	4,448,119
3.30%, 04/01/27 (Call 02/01/27)	1,952	2,097,619
3.38%, 02/15/25 (Call 11/15/24)	9,232	9,793,398
3.38%, 08/15/25 (Call 05/15/25)	5,744	6,122,070
3.40%, 04/01/30 (Call 01/01/30)	6,425	6,998,431
3.40%, 07/15/46 (Call 01/15/46)	1,462	1,564,165
3.45%, 02/01/50 (Call 08/01/49)	5,535	5,978,077
3.55%, 05/01/28 (Call 02/01/28)	3,584	3,928,817
3.60%, 03/01/24	7,651	8,141,582
3.70%, 04/15/24 (Call 03/15/24)	9,136	9,685,074
3.75%, 04/01/40 (Call 10/01/39)	5,449	6,113,778
3.90%, 03/01/38 (Call 09/01/37)	3,502	3,986,957
3.95%, 10/15/25 (Call 08/15/25)	3,911	4,269,913
3.97%, 11/01/47 (Call 05/01/47)	4,122	4,769,154
4.00%, 08/15/47 (Call 02/15/47)	3,967	4,612,709
4.00%, 03/01/48 (Call 09/01/47)	4,406	5,121,887
4.00%, 11/01/49 (Call 05/01/49)	5,223	6,094,771
4.05%, 11/01/52 (Call 05/01/52)	3,618	4,313,741
4.15%, 10/15/28 (Call 07/15/28)	5,909	6,695,547
4.20%, 08/15/34 (Call 02/15/34)	5,350	6,281,703
4.25%, 10/15/30 (Call 07/15/30)	3,759	4,332,811
4.25%, 01/15/33	7,921	9,263,451
4.40%, 08/15/35 (Call 02/15/35)	5,729	6,808,172
4.60%, 10/15/38 (Call 04/15/38)	3,595	4,378,099
4.60%, 08/15/45 (Call 02/15/45)	3,646	4,588,892
4.65%, 07/15/42	3,067	3,827,279
4.70%, 10/15/48 (Call 04/15/48)	6,773	8,826,032
4.75%, 03/01/44	2,737	3,475,333
4.95%, 10/15/58 (Call 04/15/58)	4,144	5,833,012

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.65%, 06/15/35	$3,181	$4,219,501
6.50%, 11/15/35	3,822	5,500,928
6.55%, 07/01/39	670	1,018,916
6.95%, 08/15/37	30	45,611
7.05%, 03/15/33	1,707	2,471,002
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	2,417	2,479,238
3.45%, 03/15/25 (Call 12/15/24)	1,881	1,987,615
3.63%, 05/15/30 (Call 02/15/30)	3,942	4,221,764
3.80%, 03/13/24 (Call 01/13/24)	1,134	1,195,225
3.90%, 11/15/24 (Call 08/15/24)	2,028	2,163,612
3.95%, 06/15/25 (Call 03/15/25)	1,608	1,727,265
3.95%, 03/20/28 (Call 12/20/27)	6,155	6,712,766
4.00%, 09/15/55 (Call 03/15/55)	8,873	9,480,978
4.13%, 05/15/29 (Call 02/15/29)	2,318	2,559,767
4.65%, 05/15/50 (Call 11/15/49)	2,543	3,004,478
4.88%, 04/01/43	436	524,207
4.90%, 03/11/26 (Call 12/11/25)	2,825	3,161,486
5.00%, 09/20/37 (Call 03/20/37)	2,505	3,012,538
5.20%, 09/20/47 (Call 03/20/47)	4,443	5,602,756
5.30%, 05/15/49 (Call 11/15/48)	3,112	3,960,611
6.35%, 06/01/40	216	299,825
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,524	3,710,702
3.50%, 04/08/30 (Call 01/08/30)	4,463	4,822,227
4.03%, 01/25/24 (Call 12/25/23)	4,602	4,870,987
4.71%, 01/25/29 (Call 10/25/28)	7,607	8,711,308
5.48%, 01/25/39 (Call 07/25/38)	5,011	6,460,732
5.58%, 01/25/49 (Call 07/25/48)	5,678	7,780,620
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	1,219	1,330,343
5.00%, 05/13/45 (Call 11/13/44)	2,770	3,330,620
5.25%, 05/24/49 (Call 11/24/48)	2,505	3,211,410
6.13%, 01/31/46 (Call 07/31/45)	2,445	3,364,711
6.63%, 03/18/25(b)	2,745	3,150,986
6.63%, 01/15/40	5,551	7,640,674
8.50%, 03/11/32	970	1,406,422
NBCUniversal Media LLC
4.45%, 01/15/43	4,788	5,826,182
5.95%, 04/01/41	3,146	4,537,193
6.40%, 04/30/40	72	106,887
TCI Communications Inc.
7.13%, 02/15/28	1,952	2,541,328
7.88%, 02/15/26	3,332	4,191,789
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	2,184	2,331,223
4.30%, 11/23/23 (Call 08/23/23)	1,691	1,785,882
5.50%, 08/15/35	792	1,028,824
5.65%, 11/23/43 (Call 05/23/43)	2,156	3,007,275
5.85%, 04/15/40	3,199	4,502,529
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	6,496	7,143,521
5.50%, 09/01/41 (Call 03/01/41)	3,569	4,375,630
5.88%, 11/15/40 (Call 05/15/40)	3,264	4,120,180
6.55%, 05/01/37	4,612	6,178,143
6.75%, 06/15/39	7,604	10,441,128
7.30%, 07/01/38	4,116	5,911,852
Time Warner Entertainment Co. LP
8.38%, 03/15/23	1,068	1,170,112
8.38%, 07/15/33	2,328	3,423,184
Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	$3,216	$3,248,578
2.35%, 12/01/22	3,439	3,498,701
2.95%, 06/15/27(b)	3,649	3,905,853
3.00%, 02/13/26	2,768	2,929,873
3.00%, 07/30/46	2,619	2,722,922
3.15%, 09/17/25	2,887	3,064,348
3.70%, 12/01/42	1,251	1,416,307
4.13%, 06/01/44	4,082	4,882,113
4.38%, 08/16/41	2,140	2,583,986
Series B, 7.00%, 03/01/32	1,768	2,510,383
Series E, 4.13%, 12/01/41	3,483	4,156,194
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	1,422	1,488,848
3.38%, 02/15/28 (Call 11/15/27)	3,399	3,642,368
3.50%, 01/15/25 (Call 10/15/24)	2,112	2,237,917
3.70%, 08/15/24 (Call 05/15/24)	3,406	3,617,206
3.70%, 06/01/28 (Call 03/01/28)	2,205	2,407,022
3.88%, 04/01/24 (Call 01/01/24)	2,919	3,081,209
4.00%, 01/15/26 (Call 10/15/25)	2,673	2,903,787
4.20%, 06/01/29 (Call 03/01/29)	3,170	3,531,634
4.20%, 05/19/32 (Call 02/19/32)	3,695	4,184,920
4.38%, 03/15/43	4,876	5,524,264
4.60%, 01/15/45 (Call 07/15/44)	1,807	2,189,000
4.75%, 05/15/25 (Call 04/15/25)	4,851	5,344,638
4.85%, 07/01/42 (Call 01/01/42)	3,842	4,618,276
4.90%, 08/15/44 (Call 02/15/44)	3,611	4,389,279
4.95%, 01/15/31 (Call 10/15/30)	5,208	6,178,927
4.95%, 05/19/50 (Call 11/19/49)	2,338	2,954,133
5.25%, 04/01/44 (Call 10/01/43)	2,524	3,189,251
5.50%, 05/15/33	1,997	2,514,203
5.85%, 09/01/43 (Call 03/01/43)	864	1,176,077
5.90%, 10/15/40 (Call 04/15/40)	1,553	2,081,393
6.88%, 04/30/36	4,294	6,182,329
7.88%, 07/30/30	2,794	3,892,573
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)(b)	6,642	6,739,704
1.75%, 01/13/26	4,570	4,602,538
2.00%, 09/01/29 (Call 06/01/29)	6,072	6,074,368
2.20%, 01/13/28	667	677,092
2.65%, 01/13/31	9,433	9,807,396
2.75%, 09/01/49 (Call 03/01/49)	7,122	6,983,620
3.35%, 03/24/25	8,888	9,447,500
3.38%, 11/15/26 (Call 08/15/26)	3,049	3,285,755
3.50%, 05/13/40 (Call 11/13/39)	5,967	6,575,753
3.60%, 01/13/51 (Call 07/13/50)	8,987	10,309,078
3.70%, 09/15/24 (Call 06/15/24)	2,853	3,032,539
3.70%, 10/15/25 (Call 07/15/25)	3,067	3,305,735
3.70%, 03/23/27(b)	1,910	2,096,626
3.80%, 03/22/30	3,499	3,929,657
3.80%, 05/13/60 (Call 11/13/59)	4,807	5,693,555
4.63%, 03/23/40 (Call 09/23/39)	996	1,246,245
4.70%, 03/23/50 (Call 09/23/49)	5,360	7,183,043
4.75%, 09/15/44 (Call 03/15/44)	2,084	2,681,837
4.75%, 11/15/46 (Call 05/15/46)	3,833	5,050,361
4.95%, 10/15/45 (Call 04/15/45)	2,641	3,493,409
5.40%, 10/01/43	3,027	4,152,802
6.15%, 03/01/37	25	35,376
6.15%, 02/15/41	512	750,817
6.20%, 12/15/34	3,610	5,074,144

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.40%, 12/15/35	$3,874	$5,588,749
6.55%, 03/15/33	765	1,062,225
6.65%, 11/15/37	3,022	4,516,621
		851,185,302
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	5,154	5,242,288
3.25%, 06/15/25 (Call 03/15/25)	5,444	5,818,874
3.90%, 01/15/43 (Call 07/15/42)	2,390	2,765,063
4.38%, 06/15/45 (Call 12/15/44)	1,088	1,362,981
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	1,052,882
4.50%, 12/15/28 (Call 09/15/28)	1,940	2,170,705
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,374	1,714,326
5.25%, 10/01/54 (Call 04/01/54)	1,759	2,279,892
		22,407,011
Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	200	197,778
3.75%, 10/01/30 (Call 07/01/30)	450	449,708
Barrick Gold Corp.
5.25%, 04/01/42	1,220	1,602,519
6.45%, 10/15/35	432	594,704
Barrick North America Finance LLC
5.70%, 05/30/41	3,173	4,358,020
5.75%, 05/01/43	2,917	4,039,462
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	5,303	7,300,746
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	4,675	4,941,568
4.13%, 02/24/42	2,041	2,435,056
5.00%, 09/30/43	9,668	12,872,652
6.42%, 03/01/26	230	275,358
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,169	2,429,670
5.95%, 03/15/24 (Call 12/15/23)	3,014	3,289,721
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,903	4,789,496
2.80%, 10/01/29 (Call 07/01/29)	3,097	3,182,446
3.70%, 03/15/23 (Call 12/15/22)	809	831,854
4.88%, 03/15/42 (Call 09/15/41)	948	1,191,001
5.45%, 06/09/44 (Call 12/09/43)	2,137	2,904,333
5.88%, 04/01/35	2,730	3,580,477
6.25%, 10/01/39	1,716	2,417,569
Rio Tinto Alcan Inc.
5.75%, 06/01/35	418	570,511
6.13%, 12/15/33	1,888	2,617,183
7.25%, 03/15/31	1,833	2,573,239
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	6,345	6,335,165
5.20%, 11/02/40	3,999	5,365,058
7.13%, 07/15/28	2,690	3,545,178
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	3,619	4,360,244
4.75%, 03/22/42 (Call 09/22/41)	1,545	1,998,519
Southern Copper Corp.
3.88%, 04/23/25	2,089	2,235,878
5.25%, 11/08/42	5,617	6,988,728
5.88%, 04/23/45	3,558	4,821,232
Security	Par (000)	Value

Mining (continued)
6.75%, 04/16/40	$3,423	$4,738,425
7.50%, 07/27/35	2,618	3,729,760
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	284,377
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,407,298
5.40%, 02/01/43 (Call 08/01/42)	473	579,846
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,738,605
6.13%, 10/01/35	1,794	2,321,633
6.25%, 07/15/41 (Call 01/15/41)	2,411	3,166,173
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(c)	365	353,623
		124,414,813
Multi-National — 0.0%
Asian Development Bank, 0.63%, 10/08/24	100	99,331

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	5,035	5,069,590
3.25%, 02/15/29 (Call 08/15/23)	2,360	2,357,097
3.28%, 12/01/28 (Call 10/01/28)	5,000	5,073,200
3.57%, 12/01/31 (Call 09/01/31)	5,000	5,115,450
4.13%, 05/01/25 (Call 05/01/22)	2,025	2,079,797
4.25%, 04/01/28 (Call 10/01/22)	2,400	2,472,168
5.50%, 12/01/24 (Call 06/01/24)	1,999	2,178,870
		24,346,172
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,601	2,953,279

Oil & Gas — 1.2%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,711	3,567,941
2.75%, 05/10/23	3,164	3,249,649
2.77%, 11/10/50 (Call 05/10/50)	2,055	1,933,550
2.94%, 04/06/23	898	922,695
2.94%, 06/04/51 (Call 12/04/50)	8,425	8,170,733
3.00%, 02/24/50 (Call 08/24/49)	6,760	6,645,621
3.00%, 03/17/52 (Call 09/17/51)	2,100	2,058,231
3.02%, 01/16/27 (Call 10/16/26)	6,321	6,644,446
3.06%, 06/17/41 (Call 12/17/40)	4,310	4,346,333
3.12%, 05/04/26 (Call 02/04/26)	3,524	3,728,216
3.19%, 04/06/25 (Call 03/06/25)	1,642	1,730,208
3.22%, 11/28/23 (Call 12/23/21)(b)	5,331	5,573,934
3.22%, 04/14/24 (Call 12/23/21)	6,135	6,457,517
3.38%, 02/08/61 (Call 08/08/60)	8,980	9,281,369
3.41%, 02/11/26 (Call 12/11/25)	4,084	4,364,816
3.54%, 04/06/27 (Call 02/06/27)	1,643	1,772,748
3.59%, 04/14/27 (Call 01/14/27)	2,254	2,433,013
3.63%, 04/06/30 (Call 01/06/30)	4,172	4,578,311
3.79%, 02/06/24 (Call 01/06/24)	2,605	2,755,543
3.80%, 09/21/25 (Call 07/21/25)	3,453	3,738,287
3.94%, 09/21/28 (Call 06/21/28)	3,703	4,119,995
4.23%, 11/06/28 (Call 08/06/28)	4,240	4,799,934
BP Capital Markets PLC
2.75%, 05/10/23	1,661	1,706,478
3.28%, 09/19/27 (Call 06/19/27)	4,172	4,459,034
3.51%, 03/17/25	4,248	4,523,100
3.54%, 11/04/24	2,636	2,803,755
3.72%, 11/28/28 (Call 08/28/28)	5,167	5,687,575
3.81%, 02/10/24	2,799	2,955,660
3.99%, 09/26/23	5,600	5,910,016

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Burlington Resources LLC
5.95%, 10/15/36	$4,372	$5,970,928
7.20%, 08/15/31	2,056	2,906,896
7.40%, 12/01/31	1,951	2,811,957
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	2,296	2,321,830
2.95%, 01/15/23 (Call 12/15/22)	4,090	4,172,986
2.95%, 07/15/30 (Call 04/15/30)	1,785	1,824,288
3.80%, 04/15/24 (Call 01/15/24)	3,345	3,515,428
3.85%, 06/01/27 (Call 03/01/27)	4,239	4,551,118
3.90%, 02/01/25 (Call 11/01/24)	2,650	2,831,472
4.95%, 06/01/47 (Call 12/01/46)	2,422	2,998,194
5.85%, 02/01/35	1,560	1,960,717
6.25%, 03/15/38	2,818	3,706,374
6.45%, 06/30/33	1,985	2,588,599
6.50%, 02/15/37	2,764	3,660,116
6.75%, 02/01/39	1,640	2,277,107
7.20%, 01/15/32(b)	645	868,157
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	1,760	1,734,779
4.25%, 04/15/27 (Call 01/15/27)	3,105	3,379,792
4.40%, 04/15/29 (Call 01/15/29)	2,882	3,187,550
5.25%, 06/15/37 (Call 12/15/36)	4,730	5,605,428
5.38%, 07/15/25 (Call 04/15/25)	4,284	4,759,910
5.40%, 06/15/47 (Call 12/15/46)	326	401,873
6.75%, 11/15/39	3,350	4,515,197
6.80%, 09/15/37	1,950	2,625,929
Cenovus Energy Inc/CA, 2.65%, 01/15/32
(Call 10/15/31)	2,291	2,207,379
Chevron Corp.
1.14%, 05/11/23	2,100	2,116,044
1.55%, 05/11/25 (Call 04/11/25)	9,368	9,451,937
2.00%, 05/11/27 (Call 03/11/27)	4,540	4,591,892
2.24%, 05/11/30 (Call 02/11/30)	4,082	4,135,515
2.36%, 12/05/22 (Call 09/05/22)	7,351	7,452,885
2.57%, 05/16/23 (Call 03/16/23)	4,184	4,283,203
2.90%, 03/03/24 (Call 01/03/24)	3,815	3,971,148
2.95%, 05/16/26 (Call 02/16/26)	6,842	7,259,841
3.08%, 05/11/50 (Call 11/11/49)	2,866	3,052,519
3.19%, 06/24/23 (Call 03/24/23)	7,022	7,252,813
3.33%, 11/17/25 (Call 08/17/25)	3,744	4,010,685
Chevron USA Inc.
0.43%, 08/11/23	993	989,197
0.69%, 08/12/25 (Call 07/12/25)	5,206	5,099,225
1.02%, 08/12/27 (Call 06/12/27)	3,839	3,683,329
2.34%, 08/12/50 (Call 02/12/50)	2,061	1,915,164
3.25%, 10/15/29 (Call 07/15/29)	870	945,003
3.85%, 01/15/28 (Call 10/15/27)	2,160	2,401,186
3.90%, 11/15/24 (Call 08/15/24)	2,186	2,348,485
4.20%, 10/15/49 (Call 04/15/49)	1,515	1,879,433
5.25%, 11/15/43 (Call 05/15/43)	90	125,531
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	1,249	1,293,065
3.00%, 05/09/23	10,571	10,855,043
3.30%, 09/30/49 (Call 03/30/49)	315	302,621
4.25%, 05/09/43(b)	3,599	3,983,985
CNOOC Finance 2014 ULC
4.25%, 04/30/24	7,345	7,850,116
4.88%, 04/30/44	3,380	4,088,786
Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2015 Australia Pty Ltd., 4.20%,
05/05/45	$1,250	$1,380,838
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,782,522
3.75%, 05/02/23	200	207,378
4.38%, 05/02/28	5,052	5,683,803
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,395,382
6.40%, 05/15/37	3,637	4,853,722
7.50%, 07/30/39	1,006	1,520,992
7.88%, 03/15/32	1,846	2,611,481
Conoco Funding Co., 7.25%, 10/15/31	3,984	5,654,332
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(c)	1,840	1,849,384
3.75%, 10/01/27 (Call 07/01/27)(c)	1,903	2,075,469
4.30%, 08/15/28 (Call 05/15/28)(c)	6,168	6,978,845
4.85%, 08/15/48 (Call 02/15/48)(c)	4,179	5,517,408
4.88%, 10/01/47 (Call 04/01/47)(c)	2,649	3,515,011
5.90%, 10/15/32	1,686	2,224,019
5.90%, 05/15/38	153	210,213
6.50%, 02/01/39	6,605	9,661,596
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	165	174,831
4.30%, 11/15/44 (Call 05/15/44)	1,370	1,645,822
4.95%, 03/15/26 (Call 12/15/25)	4,361	4,925,706
5.95%, 03/15/46 (Call 09/15/45)	2,750	4,137,650
6.95%, 04/15/29	3,574	4,699,202
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	3,400	3,544,704
4.38%, 01/15/28 (Call 10/15/27)	3,400	3,662,922
4.50%, 04/15/23 (Call 01/15/23)	2,200	2,274,250
4.90%, 06/01/44 (Call 12/01/43)	2,400	2,663,856
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(c)	2,588	2,803,891
4.38%, 06/01/24 (Call 03/01/24)(c)	2,706	2,879,319
4.38%, 03/15/29 (Call 12/15/28)(c)	1,727	1,921,840
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(c)	1,055	1,133,460
4.75%, 05/15/42 (Call 11/15/41)	2,278	2,607,239
5.00%, 06/15/45 (Call 12/15/44)	3,685	4,462,314
5.25%, 09/15/24 (Call 06/15/24)(c)	790	857,284
5.25%, 10/15/27 (Call 10/15/22)(c)	200	211,480
5.60%, 07/15/41 (Call 01/15/41)	2,470	3,105,037
5.85%, 12/15/25 (Call 09/15/25)	4,034	4,625,586
5.88%, 06/15/28 (Call 06/15/23)(c)	635	691,655
7.88%, 09/30/31	977	1,391,991
7.95%, 04/15/32	1,335	1,894,592
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	5,054	5,243,171
3.13%, 03/24/31 (Call 12/24/30)	1,057	1,078,341
3.25%, 12/01/26 (Call 10/01/26)	5,291	5,554,809
3.50%, 12/01/29 (Call 09/01/29)	2,565	2,694,122
4.40%, 03/24/51 (Call 09/24/50)	1,060	1,201,923
4.75%, 05/31/25 (Call 04/30/25)	594	651,268
Eni USA Inc., 7.30%, 11/15/27	385	491,264
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	6,543	6,665,420
3.15%, 04/01/25 (Call 01/01/25)	1,009	1,067,128
3.90%, 04/01/35 (Call 10/01/34)	4,068	4,592,406
4.15%, 01/15/26 (Call 10/15/25)	4,117	4,527,424

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.38%, 04/15/30 (Call 01/15/30)	$2,944	$3,387,690
4.95%, 04/15/50 (Call 10/15/49)	3,101	4,181,171
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	3,416	3,446,368
2.38%, 05/22/30 (Call 02/22/30)	4,687	4,776,944
2.45%, 01/17/23	3,684	3,757,348
2.65%, 01/15/24	6,592	6,816,919
2.88%, 04/06/25 (Call 03/06/25)	6,818	7,151,468
3.00%, 04/06/27 (Call 02/06/27)	2,106	2,227,600
3.13%, 04/06/30 (Call 01/06/30)	4,596	4,944,423
3.25%, 11/10/24	3,688	3,903,600
3.25%, 11/18/49 (Call 05/18/49)	4,934	5,285,251
3.63%, 09/10/28 (Call 06/10/28)	1,821	2,014,918
3.63%, 04/06/40 (Call 10/06/39)	3,279	3,657,495
3.70%, 03/01/24	4,145	4,393,203
3.70%, 04/06/50 (Call 10/06/49)	3,345	3,894,416
3.95%, 05/15/43	4,057	4,732,166
4.25%, 11/23/41	2,245	2,760,430
4.80%, 11/08/43	2,475	3,234,404
5.10%, 08/17/40	2,927	3,889,368
7.25%, 09/23/27	775	1,001,556
7.75%, 06/15/23	1,172	1,296,361
Exxon Mobil Corp.
1.57%, 04/15/23	6,393	6,470,036
2.02%, 08/16/24 (Call 07/16/24)	6,592	6,762,733
2.28%, 08/16/26 (Call 06/16/26)	3,165	3,275,110
2.44%, 08/16/29 (Call 05/16/29)	7,551	7,744,608
2.61%, 10/15/30 (Call 07/15/30)	4,395	4,548,473
2.71%, 03/06/25 (Call 12/06/24)	1,955	2,037,951
2.73%, 03/01/23 (Call 01/01/23)(b)	2,181	2,231,141
2.99%, 03/19/25 (Call 02/19/25)	9,764	10,282,664
3.00%, 08/16/39 (Call 02/16/39)	5,300	5,444,849
3.04%, 03/01/26 (Call 12/01/25)	8,216	8,715,286
3.10%, 08/16/49 (Call 02/16/49)	5,546	5,727,077
3.18%, 03/15/24 (Call 12/15/23)	3,650	3,816,622
3.29%, 03/19/27 (Call 01/19/27)	2,280	2,460,530
3.45%, 04/15/51 (Call 10/15/50)	4,243	4,652,662
3.48%, 03/19/30 (Call 12/19/29)	3,237	3,547,428
3.57%, 03/06/45 (Call 09/06/44)	2,173	2,410,139
4.11%, 03/01/46 (Call 09/01/45)	9,701	11,509,848
4.23%, 03/19/40 (Call 09/19/39)	4,026	4,789,652
4.33%, 03/19/50 (Call 09/19/49)	8,430	10,515,582
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)(c)	305	300,300
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,060	2,156,511
4.30%, 04/01/27 (Call 01/01/27)	4,340	4,717,797
5.60%, 02/15/41	4,343	5,353,095
5.80%, 04/01/47 (Call 10/01/46)	2,104	2,731,813
6.00%, 01/15/40	1,753	2,227,327
7.13%, 03/15/33	3,132	4,192,902
7.30%, 08/15/31	4,265	5,701,623
7.88%, 10/01/29	502	681,144
HollyFrontier Corp.
2.63%, 10/01/23	2,584	2,644,931
4.50%, 10/01/30 (Call 07/01/30)	1,592	1,710,986
5.88%, 04/01/26 (Call 01/01/26)	4,704	5,296,092
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	3,779	4,126,668
5.20%, 06/01/45 (Call 12/01/44)	1,531	1,826,437
Security	Par (000)	Value

Oil & Gas (continued)
6.60%, 10/01/37	$2,848	$3,773,401
6.80%, 03/15/32	2,869	3,689,304
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	2,934	3,091,350
3.80%, 04/01/28 (Call 01/01/28)	2,212	2,378,254
4.50%, 05/01/23 (Call 12/02/21)	3,587	3,760,503
4.50%, 04/01/48 (Call 10/01/47)	3,147	3,604,416
4.70%, 05/01/25 (Call 04/01/25)	5,800	6,338,704
4.75%, 12/15/23 (Call 12/02/21)	2,331	2,494,893
4.75%, 09/15/44 (Call 03/15/44)	4,836	5,649,028
5.00%, 09/15/54 (Call 03/15/54)	1,668	2,042,783
5.13%, 12/15/26 (Call 09/15/26)	3,664	4,166,334
6.50%, 03/01/41 (Call 09/01/40)	1,516	2,094,066
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	2,725	3,003,549
5.63%, 07/01/24	3,425	3,729,037
Ovintiv Inc.
6.50%, 08/15/34	2,610	3,330,308
6.50%, 02/01/38	1,895	2,408,147
6.63%, 08/15/37	1,600	2,040,992
7.20%, 11/01/31	1,265	1,595,355
7.38%, 11/01/31	1,700	2,173,365
8.13%, 09/15/30	1,350	1,790,978
Phillips 66
0.90%, 02/15/24 (Call 12/31/21)	415	411,049
1.30%, 02/15/26 (Call 01/15/26)	2,574	2,523,910
2.15%, 12/15/30 (Call 09/15/30)	3,765	3,614,814
3.30%, 03/15/52 (Call 09/15/51)	1,645	1,631,379
3.70%, 04/06/23	2,772	2,871,404
3.85%, 04/09/25 (Call 03/09/25)	7,301	7,812,143
3.90%, 03/15/28 (Call 12/15/27)	3,830	4,182,973
4.65%, 11/15/34 (Call 05/15/34)	5,052	5,894,472
4.88%, 11/15/44 (Call 05/15/44)	3,788	4,714,583
5.88%, 05/01/42	4,474	6,066,341
Pioneer Natural Resources Co.
0.75%, 01/15/24 (Call 01/15/22)	334	329,711
1.13%, 01/15/26 (Call 12/15/25)	300	292,317
1.90%, 08/15/30 (Call 05/15/30)	7,795	7,384,515
2.15%, 01/15/31 (Call 10/15/30)	385	370,632
4.45%, 01/15/26 (Call 10/15/25)	2,798	3,076,261
Shell International Finance BV
0.38%, 09/15/23	747	743,153
2.00%, 11/07/24 (Call 10/07/24)	4,895	5,016,249
2.25%, 01/06/23	3,196	3,260,208
2.38%, 04/06/25 (Call 12/22/21)	2,615	2,710,604
2.38%, 11/07/29 (Call 08/07/29)	4,316	4,409,226
2.50%, 09/12/26	9,215	9,626,450
2.75%, 04/06/30 (Call 01/06/30)	1,563	1,636,508
2.88%, 05/10/26	4,902	5,197,198
2.88%, 11/26/41 (Call 05/26/41)	2,080	2,091,981
3.00%, 11/26/51 (Call 05/26/51)	3,000	3,063,270
3.13%, 11/07/49 (Call 05/07/49)	4,898	5,106,312
3.25%, 05/11/25	12,161	12,965,937
3.25%, 04/06/50 (Call 10/06/49)	7,368	7,902,917
3.40%, 08/12/23	3,731	3,907,402
3.50%, 11/13/23 (Call 10/13/23)	4,812	5,057,364
3.63%, 08/21/42	3,653	4,058,885
3.75%, 09/12/46	5,276	5,997,440
3.88%, 11/13/28 (Call 08/13/28)	3,295	3,688,687
4.00%, 05/10/46	8,347	9,826,756

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.13%, 05/11/35	$5,033	$5,907,987
4.38%, 05/11/45	10,083	12,430,020
4.55%, 08/12/43	5,263	6,594,013
5.50%, 03/25/40	2,900	3,989,820
6.38%, 12/15/38	6,891	10,111,716
Suncor Energy Inc.
2.80%, 05/15/23	5,775	5,921,165
3.10%, 05/15/25 (Call 04/15/25)	2,444	2,563,829
3.75%, 03/04/51 (Call 09/04/50)	473	511,521
4.00%, 11/15/47 (Call 05/15/47)	3,307	3,702,947
5.35%, 07/15/33	915	1,127,738
5.95%, 12/01/34	1,550	2,025,711
5.95%, 05/15/35	2,175	2,847,292
6.50%, 06/15/38	2,307	3,177,823
6.80%, 05/15/38	4,887	6,894,726
6.85%, 06/01/39	3,271	4,702,880
7.15%, 02/01/32	207	283,681
Tosco Corp., 8.13%, 02/15/30	725	1,029,689
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	3,273	3,375,118
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	3,671	3,796,291
2.70%, 01/25/23	5,038	5,155,637
2.83%, 01/10/30 (Call 10/10/29)	6,541	6,892,644
2.99%, 06/29/41 (Call 12/29/40)	1,293	1,321,110
3.13%, 05/29/50 (Call 11/29/49)	5,589	5,784,950
3.39%, 06/29/60 (Call 12/29/59)	354	381,577
3.46%, 02/19/29 (Call 11/19/28)	4,794	5,230,302
3.46%, 07/12/49 (Call 01/12/49)	5,525	6,036,007
3.70%, 01/15/24	4,814	5,084,210
3.75%, 04/10/24	6,615	7,028,570
TotalEnergies Capital SA, 3.88%, 10/11/28	3,782	4,228,541
Valero Energy Corp.
1.20%, 03/15/24	1,916	1,914,640
2.15%, 09/15/27 (Call 07/15/27)	1,125	1,121,850
2.80%, 12/01/31 (Call 09/01/31)	3,000	2,951,850
2.85%, 04/15/25 (Call 03/15/25)	5,337	5,554,803
3.40%, 09/15/26 (Call 06/15/26)	4,450	4,718,691
3.65%, 03/15/25	3,399	3,638,154
3.65%, 12/01/51 (Call 06/01/51)	3,040	2,987,894
4.00%, 04/01/29 (Call 01/01/29)	3,913	4,242,005
4.35%, 06/01/28 (Call 03/01/28)	3,248	3,595,568
4.90%, 03/15/45(b)	4,288	5,055,209
6.63%, 06/15/37	1,945	2,655,664
7.50%, 04/15/32	2,173	3,003,542
		1,066,383,984
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	1,890	2,000,036
3.34%, 12/15/27 (Call 09/15/27)	4,141	4,422,464
4.08%, 12/15/47 (Call 06/15/47)	6,928	7,780,629
4.49%, 05/01/30 (Call 02/01/30)	1,224	1,407,514
Baker Hughes Holdings LLC, 5.13%, 09/15/40	2,936	3,679,483
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	7,467	7,621,194
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	988	1,011,188
3.50%, 08/01/23 (Call 05/01/23)	2,829	2,931,636
3.80%, 11/15/25 (Call 08/15/25)	3,604	3,899,420
4.50%, 11/15/41 (Call 05/15/41)	3,730	4,165,291
Security	Par (000)	Value

Oil & Gas Services (continued)
4.75%, 08/01/43 (Call 02/01/43)	$3,390	$3,952,808
4.85%, 11/15/35 (Call 05/15/35)	3,277	3,883,966
5.00%, 11/15/45 (Call 05/15/45)	4,231	5,165,586
6.70%, 09/15/38	4,464	6,166,212
7.45%, 09/15/39	4,226	6,234,364
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,722	2,797,535
3.95%, 12/01/42 (Call 06/01/42)	4,207	4,148,102
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	2,435	2,433,101
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	2,013	2,052,415
3.65%, 12/01/23 (Call 09/01/23)	5,919	6,195,299
		81,948,243
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	1,059	1,138,859
4.50%, 05/15/28 (Call 02/15/28)	540	618,052
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	3,470	3,533,536
2.69%, 05/25/31 (Call 02/25/31)	2,900	2,951,272
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	830	820,995
1.57%, 01/15/26 (Call 12/15/25)	1,222	1,195,690
1.65%, 01/15/27 (Call 12/15/26)	1,260	1,222,792
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	668	702,242
3.05%, 10/01/51 (Call 04/01/51)	1,005	1,019,060
3.40%, 12/15/27 (Call 09/15/27)	1,206	1,307,967
3.65%, 09/15/24 (Call 06/15/24)	1,114	1,182,422
4.05%, 12/15/49 (Call 06/15/49)	1,802	2,163,733
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	645	682,784
5.75%, 11/01/40 (Call 05/01/40)(b)	50	68,566
WestRock MWV LLC
7.95%, 02/15/31	1,395	1,968,791
8.20%, 01/15/30	486	675,900
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	2,960	3,050,931
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,333	3,482,518
3.00%, 06/15/33 (Call 03/15/33)	1,940	2,008,579
3.38%, 09/15/27 (Call 06/15/27)	1,236	1,316,649
3.75%, 03/15/25 (Call 01/15/25)	1,934	2,072,436
3.90%, 06/01/28 (Call 03/01/28)	2,366	2,602,955
4.00%, 03/15/28 (Call 12/15/27)	1,792	1,985,787
4.20%, 06/01/32 (Call 03/01/32)	2,001	2,281,980
4.65%, 03/15/26 (Call 01/15/26)	5,622	6,309,627
4.90%, 03/15/29 (Call 12/15/28)	2,120	2,471,835
		48,835,958
Pharmaceuticals — 1.5%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	12,490	12,926,026
2.85%, 05/14/23 (Call 03/14/23)	5,990	6,138,492
2.95%, 11/21/26 (Call 09/21/26)	5,444	5,718,813
3.20%, 05/14/26 (Call 02/14/26)	7,221	7,637,796
3.20%, 11/21/29 (Call 08/21/29)	17,309	18,417,641
3.60%, 05/14/25 (Call 02/14/25)	11,929	12,712,377
3.75%, 11/14/23 (Call 10/14/23)	5,284	5,551,687
3.80%, 03/15/25 (Call 12/15/24)	9,611	10,280,983

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.85%, 06/15/24 (Call 03/15/24)	$5,340	$5,658,478
4.05%, 11/21/39 (Call 05/21/39)	10,766	12,328,147
4.25%, 11/14/28 (Call 08/14/28)	3,931	4,427,014
4.25%, 11/21/49 (Call 05/21/49)	16,488	19,874,305
4.30%, 05/14/36 (Call 11/14/35)	5,683	6,625,867
4.40%, 11/06/42	9,632	11,547,612
4.45%, 05/14/46 (Call 11/14/45)	8,528	10,356,744
4.50%, 05/14/35 (Call 11/14/34)	5,486	6,511,169
4.55%, 03/15/35 (Call 09/15/34)	5,616	6,701,180
4.63%, 10/01/42 (Call 04/01/42)	1,493	1,809,232
4.70%, 05/14/45 (Call 11/14/44)	9,880	12,316,704
4.75%, 03/15/45 (Call 09/15/44)	5,679	7,145,999
4.85%, 06/15/44 (Call 12/15/43)	5,551	7,016,131
4.88%, 11/14/48 (Call 05/14/48)	7,310	9,511,114
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	2,300	2,324,196
2.80%, 05/15/30 (Call 02/15/30)	3,048	3,140,111
3.25%, 03/01/25 (Call 12/01/24)	1,877	1,979,541
3.40%, 05/15/24 (Call 02/15/24)	2,635	2,763,904
3.45%, 12/15/27 (Call 09/15/27)	4,014	4,312,842
4.25%, 03/01/45 (Call 09/01/44)	1,390	1,619,044
4.30%, 12/15/47 (Call 06/15/47)	2,772	3,274,813
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	500	495,205
1.20%, 05/28/26 (Call 04/28/26)	7,640	7,534,339
1.75%, 05/28/28 (Call 03/28/28)	4,756	4,720,473
2.25%, 05/28/31 (Call 02/28/31)	1,255	1,268,843
AstraZeneca PLC
0.30%, 05/26/23	360	358,387
0.70%, 04/08/26 (Call 03/08/26)	4,080	3,938,954
1.38%, 08/06/30 (Call 05/06/30)	7,510	7,074,495
2.13%, 08/06/50 (Call 02/06/50)	3,520	3,140,438
3.00%, 05/28/51 (Call 11/28/50)	4,055	4,307,505
3.13%, 06/12/27 (Call 03/12/27)	3,586	3,837,845
3.38%, 11/16/25	8,606	9,233,894
3.50%, 08/17/23 (Call 07/17/23)	4,004	4,182,739
4.00%, 01/17/29 (Call 10/17/28)	2,740	3,097,132
4.00%, 09/18/42	2,389	2,871,530
4.38%, 11/16/45	1,829	2,354,911
4.38%, 08/17/48 (Call 02/17/48)	3,222	4,192,789
6.45%, 09/15/37	10,382	15,399,517
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	4,550	4,376,008
2.82%, 05/20/30 (Call 02/20/30)	4,582	4,734,535
3.36%, 06/06/24 (Call 04/06/24)	2,600	2,726,828
3.70%, 06/06/27 (Call 03/06/27)	4,813	5,216,329
3.73%, 12/15/24 (Call 09/15/24)	1,970	2,101,084
3.79%, 05/20/50 (Call 11/20/49)	4,485	5,113,483
4.67%, 06/06/47 (Call 12/06/46)	1,942	2,464,806
4.69%, 12/15/44 (Call 06/15/44)	4,942	6,204,681
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 12/31/21)	65	64,760
0.75%, 11/13/25 (Call 10/13/25)	743	724,626
1.13%, 11/13/27 (Call 09/13/27)	476	461,073
1.45%, 11/13/30 (Call 08/13/30)	1,000	951,520
2.35%, 11/13/40 (Call 05/13/40)	749	708,262
2.55%, 11/13/50 (Call 05/13/50)	1,426	1,362,229
2.75%, 02/15/23 (Call 01/15/23)	3,207	3,284,193
2.90%, 07/26/24 (Call 06/26/24)	5,527	5,780,966
3.20%, 06/15/26 (Call 04/15/26)	6,842	7,345,298
Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 02/20/23 (Call 01/20/23)	$1,996	$2,056,139
3.25%, 11/01/23	363	380,388
3.25%, 02/27/27	2,672	2,894,417
3.25%, 08/01/42	2,823	3,092,964
3.40%, 07/26/29 (Call 04/26/29)	9,694	10,613,961
3.45%, 11/15/27 (Call 08/15/27)	5,697	6,201,298
3.63%, 05/15/24 (Call 02/15/24)	115	121,748
3.88%, 08/15/25 (Call 05/15/25)	4,996	5,418,562
3.90%, 02/20/28 (Call 11/20/27)	6,787	7,595,060
4.13%, 06/15/39 (Call 12/15/38)	10,306	12,235,695
4.25%, 10/26/49 (Call 04/26/49)	11,357	14,192,048
4.35%, 11/15/47 (Call 05/15/47)	2,652	3,328,287
4.50%, 03/01/44 (Call 09/01/43)	1,160	1,470,230
4.55%, 02/20/48 (Call 08/20/47)	4,231	5,466,240
4.63%, 05/15/44 (Call 11/15/43)	135	172,641
5.00%, 08/15/45 (Call 02/15/45)	4,823	6,505,311
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	6,018	6,258,780
3.41%, 06/15/27 (Call 03/15/27)(b)	1,331	1,428,309
3.75%, 09/15/25 (Call 06/15/25)	3,473	3,742,158
4.37%, 06/15/47 (Call 12/15/46)	1,859	2,117,234
4.50%, 11/15/44 (Call 05/15/44)	2,470	2,840,302
4.60%, 03/15/43	2,505	2,930,800
4.90%, 09/15/45 (Call 03/15/45)	1,352	1,646,371
Series 2016-CD2, 3.50%, 11/15/24 (Call 08/15/24)	2,149	2,274,502
Series 2021-4, 3.20%, 03/15/23(b)	2,400	2,467,920
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	2,153	2,127,401
1.25%, 03/15/26 (Call 02/15/26)	1,155	1,136,174
2.38%, 03/15/31 (Call 12/15/30)	2,056	2,058,591
2.40%, 03/15/30 (Call 12/15/29)	5,982	5,987,922
3.00%, 07/15/23 (Call 05/16/23)	3,036	3,130,905
3.05%, 10/15/27 (Call 07/15/27)	3,294	3,497,569
3.20%, 03/15/40 (Call 09/15/39)	1,485	1,527,441
3.25%, 04/15/25 (Call 01/15/25)	4,285	4,515,704
3.40%, 03/01/27 (Call 12/01/26)	4,831	5,175,933
3.40%, 03/15/50 (Call 09/15/49)	5,657	5,919,881
3.40%, 03/15/51 (Call 09/15/50)	1,900	2,012,594
3.50%, 06/15/24 (Call 03/17/24)	3,008	3,167,454
3.75%, 07/15/23 (Call 06/15/23)	2,235	2,332,357
3.88%, 10/15/47 (Call 04/15/47)	5,011	5,617,030
4.13%, 11/15/25 (Call 09/15/25)	6,984	7,623,874
4.38%, 10/15/28 (Call 07/15/28)	8,748	9,925,481
4.50%, 02/25/26 (Call 11/27/25)	3,300	3,653,661
4.80%, 08/15/38 (Call 02/15/38)	10,134	12,436,039
4.80%, 07/15/46 (Call 01/16/46)	3,479	4,407,093
4.90%, 12/15/48 (Call 06/15/48)	9,108	11,799,505
6.13%, 11/15/41	2,223	3,211,790
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,771	9,400,777
1.75%, 08/21/30 (Call 05/21/30)	4,700	4,475,105
1.88%, 02/28/31 (Call 11/28/30)	4,745	4,541,107
2.13%, 09/15/31 (Call 06/15/31)	8,980	8,768,341
2.63%, 08/15/24 (Call 07/15/24)	2,953	3,054,701
2.70%, 08/21/40 (Call 02/21/40)	5,132	4,912,556
2.75%, 12/01/22 (Call 09/01/22)	7,086	7,197,746
2.88%, 06/01/26 (Call 03/01/26)	5,075	5,318,346
3.00%, 08/15/26 (Call 06/15/26)	2,962	3,123,666
3.25%, 08/15/29 (Call 05/15/29)	7,385	7,859,634
3.38%, 08/12/24 (Call 05/12/24)	5,407	5,689,137

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.63%, 04/01/27 (Call 02/01/27)	$2,628	$2,841,683
3.70%, 03/09/23 (Call 02/09/23)	2,194	2,270,307
3.75%, 04/01/30 (Call 01/01/30)	2,898	3,183,801
3.88%, 07/20/25 (Call 04/20/25)	9,903	10,676,226
4.00%, 12/05/23 (Call 09/05/23)	165	173,795
4.10%, 03/25/25 (Call 01/25/25)	1,015	1,097,540
4.13%, 04/01/40 (Call 10/01/39)	5,150	5,906,587
4.25%, 04/01/50 (Call 10/01/49)	4,738	5,765,435
4.30%, 03/25/28 (Call 12/25/27)	8,095	9,110,275
4.75%, 12/01/22 (Call 09/01/22)	2,137	2,200,725
4.78%, 03/25/38 (Call 09/25/37)	14,795	18,076,827
4.88%, 07/20/35 (Call 01/20/35)	1,169	1,429,921
5.05%, 03/25/48 (Call 09/25/47)	27,244	36,035,366
5.13%, 07/20/45 (Call 01/20/45)	9,608	12,616,361
5.30%, 12/05/43 (Call 06/05/43)	3,918	5,204,554
6.13%, 09/15/39	1,023	1,437,428
6.25%, 06/01/27	175	212,816
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	3,780	3,522,015
2.50%, 09/15/60 (Call 03/15/60)	1,470	1,393,957
2.75%, 06/01/25 (Call 03/01/25)	2,494	2,619,199
3.10%, 05/15/27 (Call 02/15/27)	4,870	5,229,260
3.38%, 03/15/29 (Call 12/15/28)	7,470	8,209,082
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	2,833	2,907,678
3.38%, 05/15/23	3,479	3,614,646
3.63%, 05/15/25	4,247	4,579,328
3.88%, 05/15/28	6,613	7,427,391
4.20%, 03/18/43	3,599	4,420,076
5.38%, 04/15/34	2,096	2,788,665
6.38%, 05/15/38	5,913	8,786,068
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,613	1,606,322
3.00%, 06/01/24 (Call 05/01/24)	6,632	6,936,011
3.38%, 06/01/29 (Call 03/01/29)	6,268	6,853,180
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,067	1,042,107
0.95%, 09/01/27 (Call 07/01/27)	1,646	1,594,776
1.30%, 09/01/30 (Call 06/01/30)	2,348	2,240,203
2.05%, 03/01/23 (Call 01/01/23)	1,973	2,003,384
2.10%, 09/01/40 (Call 03/01/40)	3,086	2,951,543
2.25%, 09/01/50 (Call 03/01/50)	2,282	2,159,228
2.45%, 03/01/26 (Call 12/01/25)	3,065	3,193,056
2.45%, 09/01/60 (Call 03/01/60)	583	560,094
2.63%, 01/15/25 (Call 11/15/24)	4,684	4,898,434
2.90%, 01/15/28 (Call 10/15/27)	5,271	5,632,432
2.95%, 03/03/27 (Call 12/03/26)(b)	3,140	3,353,928
3.38%, 12/05/23	4,562	4,808,485
3.40%, 01/15/38 (Call 07/15/37)	3,400	3,838,634
3.50%, 01/15/48 (Call 07/15/47)	4,805	5,620,168
3.55%, 03/01/36 (Call 09/01/35)	3,436	3,927,176
3.63%, 03/03/37 (Call 09/03/36)	8,351	9,647,994
3.70%, 03/01/46 (Call 09/01/45)	6,789	8,110,954
3.75%, 03/03/47 (Call 09/03/46)	4,491	5,418,347
4.38%, 12/05/33 (Call 06/05/33)	5,406	6,639,757
4.50%, 09/01/40	2,677	3,410,739
4.50%, 12/05/43 (Call 06/05/43)	2,393	3,082,088
4.85%, 05/15/41(b)	1,777	2,379,545
4.95%, 05/15/33	524	673,366
5.85%, 07/15/38	1,008	1,460,945
Security	Par (000)	Value

Pharmaceuticals (continued)
5.95%, 08/15/37	$5,074	$7,355,524
6.95%, 09/01/29	838	1,143,526
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,145	2,087,793
1.30%, 08/15/26 (Call 07/15/26)	2,075	2,030,180
2.70%, 12/15/22 (Call 09/15/22)	1,183	1,201,372
2.85%, 03/15/23 (Call 12/15/22)	1,151	1,174,734
3.80%, 03/15/24 (Call 12/15/23)	4,721	4,978,955
3.95%, 02/16/28 (Call 11/16/27)	2,517	2,804,265
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	2,757	3,019,411
4.60%, 06/01/44 (Call 12/01/43)	3,698	4,845,009
5.90%, 11/01/39	340	489,046
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,060	1,033,097
1.45%, 06/24/30 (Call 03/24/30)	959	919,499
2.35%, 06/24/40 (Call 12/24/39)	3,261	3,120,581
2.45%, 06/24/50 (Call 12/24/49)(b)	4,590	4,392,768
2.75%, 02/10/25 (Call 11/10/24)	10,701	11,182,010
2.80%, 05/18/23	10,683	11,019,408
2.90%, 03/07/24 (Call 02/07/24)	3,110	3,243,139
3.40%, 03/07/29 (Call 12/07/28)	8,541	9,351,028
3.60%, 09/15/42 (Call 03/15/42)	2,780	3,141,595
3.70%, 02/10/45 (Call 08/10/44)	6,982	8,108,965
3.90%, 03/07/39 (Call 09/07/38)	4,500	5,265,720
4.00%, 03/07/49 (Call 09/07/48)	6,663	8,230,071
4.15%, 05/18/43	3,788	4,605,488
6.50%, 12/01/33	563	823,449
6.55%, 09/15/37	90	134,904
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	235	319,233
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	977	1,028,859
4.55%, 04/15/28 (Call 01/15/28)	3,433	3,854,778
5.20%, 04/15/48 (Call 10/15/47)	3,917	4,849,050
5.40%, 11/29/43 (Call 05/29/43)	3,039	3,811,848
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	3,120	3,171,137
2.00%, 02/14/27 (Call 12/14/26)	3,776	3,835,736
2.20%, 08/14/30 (Call 05/14/30)	1,478	1,507,900
2.75%, 08/14/50 (Call 02/14/50)	4,813	4,936,020
3.00%, 11/20/25 (Call 08/20/25)	5,496	5,831,696
3.10%, 05/17/27 (Call 02/17/27)	1,524	1,632,295
3.40%, 05/06/24	5,453	5,770,037
3.70%, 09/21/42	2,912	3,399,702
4.00%, 11/20/45 (Call 05/20/45)	5,876	7,214,788
4.40%, 05/06/44	6,733	8,660,523
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	2,939	2,900,470
1.70%, 05/28/30 (Call 02/28/30)	3,831	3,753,154
1.75%, 08/18/31 (Call 05/18/31)	3,500	3,407,285
2.55%, 05/28/40 (Call 11/28/39)	4,295	4,277,476
2.63%, 04/01/30 (Call 01/01/30)	4,668	4,887,629
2.70%, 05/28/50 (Call 11/28/49)	2,940	2,978,602
2.75%, 06/03/26	3,247	3,444,028
2.95%, 03/15/24 (Call 02/15/24)	2,882	3,012,122
3.00%, 06/15/23	3,644	3,773,216
3.00%, 12/15/26	7,073	7,594,139
3.20%, 09/15/23 (Call 08/15/23)	3,769	3,930,992
3.40%, 05/15/24	3,403	3,601,565
3.45%, 03/15/29 (Call 12/15/28)	5,103	5,631,416

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.60%, 09/15/28 (Call 06/15/28)	$2,708	$3,016,333
3.90%, 03/15/39 (Call 09/15/38)	4,343	5,094,817
4.00%, 12/15/36	3,742	4,443,438
4.00%, 03/15/49 (Call 09/15/48)	5,072	6,282,737
4.10%, 09/15/38 (Call 03/15/38)	4,247	5,085,018
4.13%, 12/15/46	1,647	2,047,287
4.20%, 09/15/48 (Call 03/15/48)	1,870	2,369,066
4.30%, 06/15/43	1,753	2,172,090
4.40%, 05/15/44	4,939	6,238,451
5.60%, 09/15/40	1,299	1,830,642
7.20%, 03/15/39	9,143	14,737,967
Pharmacia LLC, 6.60%, 12/01/28	3,444	4,521,249
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	2,703	2,814,093
3.63%, 06/19/28 (Call 03/19/28)	5,166	5,841,300
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	11,182	11,535,910
3.20%, 09/23/26 (Call 06/23/26)	6,664	7,062,974
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	8,890	8,666,061
3.03%, 07/09/40 (Call 01/09/40)	6,938	7,025,488
3.18%, 07/09/50 (Call 01/09/50)	6,095	6,231,040
3.38%, 07/09/60 (Call 01/09/60)(b)	2,181	2,314,434
4.40%, 11/26/23 (Call 10/26/23)	4,931	5,247,570
5.00%, 11/26/28 (Call 08/26/28)	4,036	4,747,385
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	5,617	6,045,970
5.25%, 06/15/46 (Call 12/15/45)	1,752	2,157,097
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	3,592	3,585,498
2.30%, 06/22/27 (Call 04/22/27)	3,688	3,709,022
2.70%, 06/22/30 (Call 03/22/30)	3,735	3,730,555
3.85%, 06/22/40 (Call 12/22/39)	5,921	6,302,253
4.00%, 06/22/50 (Call 12/22/49)	7,061	7,605,403
Wyeth LLC
5.95%, 04/01/37	5,571	7,909,427
6.00%, 02/15/36	1,304	1,838,288
6.45%, 02/01/24	2,707	3,023,421
6.50%, 02/01/34	4,154	5,936,648
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,295	3,233,812
3.00%, 09/12/27 (Call 06/12/27)	4,066	4,289,508
3.00%, 05/15/50 (Call 11/15/49)	3,300	3,509,880
3.25%, 02/01/23 (Call 11/01/22)	6,329	6,465,010
3.90%, 08/20/28 (Call 05/20/28)	1,844	2,059,305
3.95%, 09/12/47 (Call 03/12/47)	2,039	2,441,601
4.45%, 08/20/48 (Call 02/20/48)	2,574	3,336,625
4.50%, 11/13/25 (Call 08/13/25)	3,703	4,100,147
4.70%, 02/01/43 (Call 08/01/42)	2,271	2,909,106
		1,325,325,586
Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,816	4,913,861
3.40%, 02/15/31 (Call 11/15/30)	921	952,332
4.45%, 07/15/27 (Call 04/15/27)	657	723,088
4.80%, 05/03/29 (Call 02/03/29)	2,026	2,290,292
4.95%, 12/15/24 (Call 09/15/24)	1,718	1,867,621
5.95%, 06/01/26 (Call 03/01/26)	1,865	2,151,800
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(c)	3,000	2,948,460
Security	Par (000)	Value

Pipelines (continued)
3.70%, 11/15/29 (Call 05/18/29)	$4,729	$5,058,990
5.13%, 06/30/27 (Call 01/01/27)	1,837	2,081,799
5.88%, 03/31/25 (Call 10/02/24)	7,437	8,281,397
7.00%, 06/30/24 (Call 01/01/24)	7,385	8,206,138
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,519	7,142,282
5.80%, 06/01/45 (Call 12/01/44)	2,007	2,731,989
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(c)	2,275	2,386,953
4.60%, 12/15/44 (Call 06/15/44)(c)	1,796	2,188,264
4.80%, 11/01/43 (Call 05/01/43)(c)	2,188	2,698,832
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	2,146	2,247,120
4.15%, 09/15/29 (Call 06/15/29)	2,977	3,203,014
4.40%, 03/15/27 (Call 12/15/26)	2,879	3,113,149
4.95%, 05/15/28 (Call 02/15/28)	3,363	3,754,285
5.00%, 05/15/44 (Call 11/15/43)	1,695	1,829,142
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,090	2,675,848
5.88%, 10/15/25 (Call 07/15/25)	2,332	2,668,671
7.38%, 10/15/45 (Call 04/15/45)	3,059	4,840,317
Series B, 7.50%, 04/15/38	1,460	2,189,679
Enbridge Inc.
0.55%, 10/04/23	690	685,839
1.60%, 10/04/26 (Call 09/04/26)	2,170	2,140,748
2.50%, 01/15/25 (Call 12/15/24)	2,477	2,550,790
2.50%, 08/01/33 (Call 05/01/33)	3,450	3,399,595
3.13%, 11/15/29 (Call 08/15/29)	3,478	3,640,631
3.40%, 08/01/51 (Call 02/01/51)	1,555	1,593,688
3.50%, 06/10/24 (Call 03/10/24)	2,483	2,607,845
3.70%, 07/15/27 (Call 04/15/27)	2,312	2,494,394
4.00%, 10/01/23 (Call 07/01/23)	2,199	2,303,101
4.00%, 11/15/49 (Call 05/15/49)	1,393	1,576,472
4.25%, 12/01/26 (Call 09/01/26)	3,531	3,886,607
4.50%, 06/10/44 (Call 12/10/43)	328	383,655
5.50%, 12/01/46 (Call 06/01/46)	641	873,741
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	3,705	3,823,708
3.45%, 01/15/23 (Call 10/15/22)	2,498	2,548,460
3.60%, 02/01/23 (Call 11/01/22)	3,024	3,094,308
3.75%, 05/15/30 (Call 02/15/30)	3,896	4,110,514
3.90%, 07/15/26 (Call 04/15/26)	4,734	5,096,104
4.00%, 10/01/27 (Call 07/01/27)	2,575	2,764,005
4.05%, 03/15/25 (Call 12/15/24)	3,167	3,352,269
4.20%, 04/15/27 (Call 01/15/27)	2,232	2,410,270
4.25%, 03/15/23 (Call 12/15/22)	1,755	1,811,704
4.25%, 04/01/24 (Call 01/01/24)	2,549	2,686,468
4.50%, 04/15/24 (Call 03/15/24)	3,516	3,745,630
4.75%, 01/15/26 (Call 10/15/25)	3,414	3,752,327
4.90%, 02/01/24 (Call 11/01/23)	1,653	1,757,767
4.90%, 03/15/35 (Call 09/15/34)	2,650	2,994,102
4.95%, 06/15/28 (Call 03/15/28)	5,124	5,790,325
4.95%, 01/15/43 (Call 07/15/42)	1,374	1,521,540
5.00%, 05/15/50 (Call 11/15/49)	5,729	6,571,736
5.15%, 02/01/43 (Call 08/01/42)	2,096	2,333,100
5.15%, 03/15/45 (Call 09/15/44)	963	1,101,999
5.25%, 04/15/29 (Call 01/15/29)	3,842	4,385,297
5.30%, 04/01/44 (Call 10/01/43)	4,674	5,337,614
5.30%, 04/15/47 (Call 10/15/46)	4,080	4,714,032
5.35%, 05/15/45 (Call 11/15/44)	4,423	5,123,780

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.40%, 10/01/47 (Call 04/01/47)	$4,853	$5,734,159
5.50%, 06/01/27 (Call 03/01/27)	2,433	2,787,902
5.88%, 01/15/24 (Call 10/15/23)	2,322	2,505,995
5.95%, 12/01/25 (Call 09/01/25)	1,804	2,056,939
5.95%, 10/01/43 (Call 04/01/43)	1,083	1,322,310
6.00%, 06/15/48 (Call 12/15/47)	2,810	3,518,345
6.05%, 06/01/41 (Call 12/01/40)	2,109	2,602,337
6.10%, 02/15/42	2,240	2,756,051
6.13%, 12/15/45 (Call 06/15/45)	4,760	5,956,807
6.25%, 04/15/49 (Call 10/15/48)	6,359	8,290,483
6.50%, 02/01/42 (Call 08/01/41)	797	1,024,679
6.63%, 10/15/36	1,305	1,682,550
7.50%, 07/01/38	2,430	3,366,643
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,566	1,888,439
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	2,500	2,623,600
Energy Transfer LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)	2,247	2,364,923
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(b)	3,161	3,266,704
3.13%, 07/31/29 (Call 04/30/29)	4,461	4,730,623
3.20%, 02/15/52 (Call 08/15/51)	4,895	4,790,149
3.30%, 02/15/53 (Call 08/15/52)	870	870,017
3.35%, 03/15/23 (Call 12/15/22)	4,299	4,415,976
3.70%, 02/15/26 (Call 11/15/25)	3,913	4,212,814
3.70%, 01/31/51 (Call 07/31/50)	4,537	4,796,698
3.75%, 02/15/25 (Call 11/15/24)	6,133	6,554,276
3.90%, 02/15/24 (Call 11/15/23)	6,139	6,473,637
3.95%, 02/15/27 (Call 11/15/26)	3,218	3,512,994
3.95%, 01/31/60 (Call 07/31/59)	2,758	2,976,461
4.15%, 10/16/28 (Call 07/16/28)	3,385	3,806,297
4.20%, 01/31/50 (Call 07/31/49)	3,815	4,318,160
4.25%, 02/15/48 (Call 08/15/47)	2,599	2,944,355
4.45%, 02/15/43 (Call 08/15/42)	2,936	3,381,332
4.80%, 02/01/49 (Call 08/01/48)	4,838	5,914,068
4.85%, 08/15/42 (Call 02/15/42)	3,794	4,604,930
4.85%, 03/15/44 (Call 09/15/43)	4,912	5,934,433
4.90%, 05/15/46 (Call 11/15/45)	5,342	6,505,327
4.95%, 10/15/54 (Call 04/15/54)	1,377	1,763,992
5.10%, 02/15/45 (Call 08/15/44)	4,666	5,820,275
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(a)	1,474	1,489,418
5.70%, 02/15/42	717	940,883
5.95%, 02/01/41	3,549	4,782,206
6.13%, 10/15/39	1,947	2,674,633
6.45%, 09/01/40	1,575	2,216,261
7.55%, 04/15/38	1,424	2,144,985
Series D, 6.88%, 03/01/33	570	787,444
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(a)	3,086	3,171,636
Series H, 6.65%, 10/15/34	1,265	1,737,655
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	3,161	3,237,148
3.50%, 09/01/23 (Call 06/01/23)	4,685	4,859,563
4.15%, 02/01/24 (Call 11/01/23)	2,829	2,988,782
4.25%, 09/01/24 (Call 06/01/24)	1,149	1,230,671
4.30%, 05/01/24 (Call 02/01/24)	2,994	3,191,484
4.70%, 11/01/42 (Call 05/01/42)	737	827,872
5.00%, 08/15/42 (Call 02/15/42)	1,420	1,658,077
5.00%, 03/01/43 (Call 09/01/42)	2,215	2,592,591
5.40%, 09/01/44 (Call 03/01/44)	3,505	4,310,204
Security	Par (000)	Value

Pipelines (continued)
5.50%, 03/01/44 (Call 09/01/43)	$3,315	$4,092,434
5.63%, 09/01/41	3,087	3,898,387
5.80%, 03/15/35	1,226	1,539,721
6.38%, 03/01/41	2,126	2,850,116
6.50%, 02/01/37	605	816,611
6.50%, 09/01/39	1,746	2,357,222
6.55%, 09/15/40	2,113	2,882,259
6.95%, 01/15/38	5,618	7,815,144
7.30%, 08/15/33	770	1,074,481
7.40%, 03/15/31	560	751,246
7.50%, 11/15/40	1,964	2,924,966
7.75%, 03/15/32	736	1,035,751
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	5,620	5,575,995
2.00%, 02/15/31 (Call 11/15/30)	160	150,949
3.15%, 01/15/23 (Call 12/15/22)	3,470	3,551,476
3.25%, 08/01/50 (Call 02/01/50)	2,101	1,986,075
3.60%, 02/15/51 (Call 08/15/50)	840	847,930
4.30%, 06/01/25 (Call 03/01/25)	6,525	7,076,232
4.30%, 03/01/28 (Call 12/01/27)	5,809	6,451,533
5.05%, 02/15/46 (Call 08/15/45)	3,078	3,696,309
5.20%, 03/01/48 (Call 09/01/47)	2,768	3,442,534
5.30%, 12/01/34 (Call 06/01/34)	3,248	3,912,443
5.55%, 06/01/45 (Call 12/01/44)	6,625	8,460,059
7.75%, 01/15/32	4,994	7,066,310
7.80%, 08/01/31	765	1,071,773
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	707	744,669
3.95%, 03/01/50 (Call 09/01/49)	3,394	3,637,995
4.20%, 10/03/47 (Call 04/03/47)	3,083	3,408,657
4.25%, 09/15/46 (Call 03/15/46)	1,633	1,867,156
4.85%, 02/01/49 (Call 08/01/48)	1,908	2,318,602
5.00%, 03/01/26 (Call 12/01/25)	4,569	5,136,470
5.15%, 10/15/43 (Call 04/15/43)	2,211	2,703,257
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5,733	5,674,581
2.65%, 08/15/30 (Call 05/15/30)	5,933	5,870,585
3.38%, 03/15/23 (Call 02/15/23)	5,231	5,375,794
3.50%, 12/01/22 (Call 11/01/22)	1,158	1,185,885
4.00%, 02/15/25 (Call 11/15/24)	2,045	2,190,727
4.00%, 03/15/28 (Call 12/15/27)	3,370	3,665,414
4.13%, 03/01/27 (Call 12/01/26)	3,294	3,578,898
4.25%, 12/01/27 (Call 09/01/27)	2,183	2,402,915
4.50%, 07/15/23 (Call 04/15/23)	3,573	3,735,822
4.50%, 04/15/38 (Call 10/15/37)	7,385	8,215,369
4.70%, 04/15/48 (Call 10/15/47)	4,124	4,754,848
4.80%, 02/15/29 (Call 11/15/28)	2,830	3,214,852
4.88%, 12/01/24 (Call 09/01/24)	4,014	4,361,091
4.88%, 06/01/25 (Call 03/01/25)	4,452	4,878,279
4.90%, 04/15/58 (Call 10/15/57)	626	730,868
5.20%, 03/01/47 (Call 09/01/46)	3,623	4,410,749
5.20%, 12/01/47 (Call 06/01/47)	2,796	3,410,952
5.50%, 02/15/49 (Call 08/15/48)	5,661	7,167,392
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	3,004	3,287,698
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,060	1,076,356
2.75%, 09/01/24 (Call 08/01/24)	904	934,673
3.10%, 03/15/30 (Call 12/15/29)	1,363	1,393,545
3.40%, 09/01/29 (Call 06/01/29)	3,065	3,193,025

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 07/13/27 (Call 04/13/27)	$2,051	$2,220,515
4.35%, 03/15/29 (Call 12/15/28)	3,243	3,562,792
4.45%, 09/01/49 (Call 03/01/49)	2,613	2,906,780
4.50%, 03/15/50 (Call 09/15/49)	400	448,716
4.55%, 07/15/28 (Call 04/15/28)	2,531	2,826,697
4.95%, 07/13/47 (Call 01/06/47)	2,810	3,293,910
5.20%, 07/15/48 (Call 01/15/48)	3,989	4,821,624
5.85%, 01/15/26 (Call 12/15/25)	1,556	1,791,174
6.00%, 06/15/35	295	363,882
6.35%, 01/15/31 (Call 10/15/30)	1,610	2,031,466
7.15%, 01/15/51 (Call 07/15/50)	1,740	2,585,884
7.50%, 09/01/23 (Call 06/01/23)	1,925	2,107,817
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	2,173	2,385,715
5.00%, 09/15/23 (Call 06/15/23)	457	483,958
6.13%, 02/01/41 (Call 08/01/40)	2,295	2,936,062
6.20%, 09/15/43 (Call 03/15/43)	822	1,079,154
6.65%, 10/01/36	2,070	2,778,023
6.85%, 10/15/37	2,165	2,954,359
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	2,342	2,407,834
3.15%, 12/15/29 (Call 09/15/29)	2,176	2,248,134
3.55%, 10/01/26 (Call 07/01/26)	2,025	2,164,057
3.61%, 02/15/25 (Call 11/15/24)	672	711,567
3.75%, 03/01/28 (Call 12/01/27)	2,477	2,667,209
4.68%, 02/15/45 (Call 08/15/44)	1,515	1,793,412
4.90%, 10/01/46 (Call 04/01/46)	1,907	2,334,511
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,490	1,514,555
3.55%, 12/15/29 (Call 09/15/29)	2,358	2,443,690
3.60%, 11/01/24 (Call 08/01/24)	3,589	3,762,026
3.80%, 09/15/30 (Call 06/15/30)	1,865	1,958,008
3.85%, 10/15/23 (Call 07/15/23)	3,202	3,335,908
4.30%, 01/31/43 (Call 07/31/42)	2,422	2,474,218
4.50%, 12/15/26 (Call 09/15/26)	4,031	4,402,054
4.65%, 10/15/25 (Call 07/15/25)	4,238	4,622,598
4.70%, 06/15/44 (Call 12/15/43)	2,740	2,944,185
4.90%, 02/15/45 (Call 08/15/44)	1,326	1,460,589
5.15%, 06/01/42 (Call 12/01/41)	1,409	1,565,075
6.65%, 01/15/37	2,522	3,283,770
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,805	4,189,381
4.50%, 05/15/30 (Call 11/15/29)	1,745	1,978,498
5.00%, 03/15/27 (Call 09/15/26)	8,958	10,085,096
5.63%, 04/15/23 (Call 01/15/23)	4,727	4,967,226
5.63%, 03/01/25 (Call 12/01/24)	8,017	8,931,339
5.75%, 05/15/24 (Call 02/15/24)	7,165	7,827,834
5.88%, 06/30/26 (Call 12/31/25)	1,865	2,147,119
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,930	3,119,483
3.50%, 03/15/25 (Call 12/15/24)	2,904	3,071,154
4.50%, 03/15/45 (Call 09/15/44)	3,660	4,276,820
4.75%, 03/15/24 (Call 12/15/23)	3,110	3,331,898
5.95%, 09/25/43 (Call 03/25/43)	2,176	3,012,737
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	2,885	3,168,740
4.38%, 03/13/25 (Call 12/13/24)	1,943	2,100,597
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	555	691,380
7.00%, 10/15/28	1,170	1,493,505
Security	Par (000)	Value

Pipelines (continued)
7.63%, 04/01/37	$110	$157,233
Texas Eastern Transmission LP, 7.00%, 07/15/32	957	1,322,698
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,165	1,156,251
2.50%, 10/12/31 (Call 07/12/31)	2,795	2,754,081
3.75%, 10/16/23 (Call 07/16/23)	4,371	4,562,843
4.10%, 04/15/30 (Call 01/15/30)	889	988,604
4.25%, 05/15/28 (Call 02/15/28)	5,314	5,934,569
4.63%, 03/01/34 (Call 12/01/33)	3,959	4,628,348
4.75%, 05/15/38 (Call 11/15/37)	2,180	2,606,408
4.88%, 01/15/26 (Call 10/15/25)	3,010	3,366,023
4.88%, 05/15/48 (Call 11/15/47)	2,612	3,325,833
5.00%, 10/16/43 (Call 04/16/43)	3,011	3,715,725
5.10%, 03/15/49 (Call 09/15/48)	3,851	5,118,826
5.60%, 03/31/34	1,196	1,502,762
5.85%, 03/15/36	3,848	4,986,816
6.10%, 06/01/40	2,695	3,710,287
6.20%, 10/15/37	5,523	7,526,744
7.25%, 08/15/38	3,411	5,135,670
7.63%, 01/15/39	2,064	3,207,497
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,514	1,593,848
3.95%, 05/15/50 (Call 11/15/49)	1,944	2,192,113
4.00%, 03/15/28 (Call 12/15/27)	1,104	1,219,644
4.45%, 08/01/42 (Call 02/01/42)	713	835,230
4.60%, 03/15/48 (Call 09/15/47)	2,245	2,739,978
5.40%, 08/15/41 (Call 02/15/41)	1,940	2,504,947
7.85%, 02/01/26 (Call 11/01/25)	2,862	3,514,135
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,222	2,459,243
4.50%, 03/15/28 (Call 12/15/27)	2,936	3,260,428
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	545	540,231
3.50%, 11/15/30 (Call 08/15/30)	2,119	2,253,790
3.70%, 01/15/23 (Call 10/15/22)	1,985	2,034,585
3.75%, 06/15/27 (Call 03/15/27)	6,895	7,462,252
3.90%, 01/15/25 (Call 10/15/24)	5,585	5,971,426
4.00%, 09/15/25 (Call 06/15/25)	3,696	3,990,608
4.30%, 03/04/24 (Call 12/04/23)	5,799	6,151,811
4.50%, 11/15/23 (Call 08/15/23)	2,569	2,716,178
4.55%, 06/24/24 (Call 03/24/24)	1,787	1,920,971
4.85%, 03/01/48 (Call 09/01/47)	3,966	4,834,673
4.90%, 01/15/45 (Call 07/15/44)	2,161	2,617,446
5.10%, 09/15/45 (Call 03/15/45)	1,583	1,956,113
5.40%, 03/04/44 (Call 09/04/43)	2,684	3,372,527
5.75%, 06/24/44 (Call 12/24/43)	1,771	2,313,404
5.80%, 11/15/43 (Call 05/15/43)	1,650	2,175,772
6.30%, 04/15/40	5,728	7,741,621
8.75%, 03/15/32	500	750,110
Series A, 7.50%, 01/15/31	195	265,882
Williams Cos Inc. (The), 3.50%, 10/15/51
(Call 04/15/51)	210	213,958
		868,256,638
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)(b)	952	1,024,638
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	6,365	6,376,393
4.88%, 03/01/26 (Call 12/01/25)	1,784	2,003,860

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	$1,620	$1,617,505
		11,022,396
Real Estate Investment Trusts — 1.1%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,430	1,411,667
2.60%, 06/15/33 (Call 03/15/33)	645	637,228
2.90%, 10/01/30 (Call 07/01/30)	659	673,208
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,367	1,283,586
2.00%, 05/18/32 (Call 02/18/32)	1,513	1,459,727
2.75%, 12/15/29 (Call 09/15/29)	936	974,769
3.00%, 05/18/51 (Call 11/18/50)	4,830	4,889,795
3.38%, 08/15/31 (Call 05/15/31)	1,985	2,158,965
3.45%, 04/30/25 (Call 02/28/25)	1,345	1,438,451
3.80%, 04/15/26 (Call 02/15/26)	1,346	1,466,198
3.95%, 01/15/27 (Call 10/15/26)	351	385,932
3.95%, 01/15/28 (Call 10/15/27)	1,102	1,228,047
4.00%, 02/01/50 (Call 08/01/49)	2,925	3,465,335
4.30%, 01/15/26 (Call 10/15/25)	590	651,879
4.50%, 07/30/29 (Call 04/30/29)	1,466	1,699,768
4.70%, 07/01/30 (Call 04/01/30)	867	1,021,482
4.85%, 04/15/49 (Call 10/15/48)	1,338	1,766,267
4.90%, 12/15/30 (Call 09/15/30)	1,785	2,149,747
American Campus Communities Operating
Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	1,255	1,244,094
2.85%, 02/01/30 (Call 11/01/29)	1,586	1,623,763
3.30%, 07/15/26 (Call 05/15/26)	1,758	1,870,072
3.63%, 11/15/27 (Call 08/15/27)	1,791	1,929,785
3.75%, 04/15/23 (Call 01/15/23)	3,627	3,742,484
3.88%, 01/30/31 (Call 10/30/30)	1,530	1,695,240
4.13%, 07/01/24 (Call 04/01/24)	1,525	1,632,330
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	210	206,575
3.38%, 07/15/51 (Call 01/15/51)	1,230	1,269,188
4.25%, 02/15/28 (Call 11/15/27)	2,887	3,215,108
4.90%, 02/15/29 (Call 11/15/28)	1,291	1,502,324
American Tower Corp.
0.60%, 01/15/24	4,149	4,106,141
1.30%, 09/15/25 (Call 08/15/25)	2,270	2,238,901
1.45%, 09/15/26 (Call 08/15/26)	2,530	2,478,666
1.50%, 01/31/28 (Call 11/30/27)	1,365	1,302,224
1.60%, 04/15/26 (Call 03/15/26)	3,540	3,498,936
1.88%, 10/15/30 (Call 07/15/30)	2,101	1,982,777
2.10%, 06/15/30 (Call 03/15/30)	1,577	1,517,894
2.30%, 09/15/31 (Call 06/15/31)	3,695	3,583,854
2.40%, 03/15/25 (Call 02/15/25)	5,142	5,271,321
2.70%, 04/15/31 (Call 01/15/31)	4,280	4,292,070
2.75%, 01/15/27 (Call 11/15/26)	2,728	2,817,369
2.90%, 01/15/30 (Call 10/15/29)	1,929	1,971,959
2.95%, 01/15/25 (Call 12/15/24)	2,780	2,892,785
2.95%, 01/15/51 (Call 07/15/50)	4,300	4,058,125
3.00%, 06/15/23	3,110	3,205,975
3.10%, 06/15/50 (Call 12/15/49)	3,379	3,281,651
3.13%, 01/15/27 (Call 10/15/26)	5,178	5,426,440
3.38%, 05/15/24 (Call 04/15/24)	4,410	4,619,122
3.38%, 10/15/26 (Call 07/15/26)	3,410	3,620,124
3.50%, 01/31/23	5,702	5,869,354
3.55%, 07/15/27 (Call 04/15/27)	1,891	2,025,356

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.60%, 01/15/28 (Call 10/15/27)	$2,396	$2,576,323
3.70%, 10/15/49 (Call 04/15/49)	2,091	2,240,402
3.80%, 08/15/29 (Call 05/15/29)	5,011	5,437,286
3.95%, 03/15/29 (Call 12/15/28)	3,658	4,003,059
4.00%, 06/01/25 (Call 03/01/25)	2,361	2,537,083
4.40%, 02/15/26 (Call 11/15/25)	4,869	5,337,593
5.00%, 02/15/24	5,212	5,631,983
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	3,000	2,971,530
2.05%, 01/15/32 (Call 10/15/31)	2,555	2,523,497
2.30%, 03/01/30 (Call 12/01/29)	2,478	2,515,368
2.45%, 01/15/31 (Call 10/17/30)	2,169	2,221,902
2.90%, 10/15/26 (Call 07/15/26)(b)	2,492	2,636,985
2.95%, 05/11/26 (Call 02/11/26)	2,125	2,252,394
3.20%, 01/15/28 (Call 10/15/27)	2,174	2,342,289
3.30%, 06/01/29 (Call 03/01/29)	2,233	2,420,103
3.35%, 05/15/27 (Call 02/15/27)	957	1,035,799
3.45%, 06/01/25 (Call 03/03/25)	2,102	2,245,798
3.50%, 11/15/24 (Call 08/15/24)	356	378,667
3.50%, 11/15/25 (Call 08/15/25)	470	506,082
3.90%, 10/15/46 (Call 04/15/46)	850	1,023,647
4.15%, 07/01/47 (Call 01/01/47)	980	1,224,147
4.20%, 12/15/23 (Call 09/16/23)	952	1,010,415
4.35%, 04/15/48 (Call 10/18/47)	1,515	1,974,757
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	5,025	4,867,215
2.55%, 04/01/32 (Call 01/01/32)	3,265	3,254,389
2.75%, 10/01/26 (Call 07/01/26)	4,396	4,578,522
2.90%, 03/15/30 (Call 12/15/29)	4,503	4,612,648
3.13%, 09/01/23 (Call 06/01/23)	4,082	4,218,298
3.20%, 01/15/25 (Call 10/15/24)	4,067	4,269,293
3.25%, 01/30/31 (Call 10/30/30)	3,033	3,173,216
3.40%, 06/21/29 (Call 03/21/29)	1,686	1,793,887
3.65%, 02/01/26 (Call 11/03/25)	4,998	5,366,952
3.80%, 02/01/24 (Call 11/01/23)	3,135	3,287,549
4.50%, 12/01/28 (Call 09/01/28)	3,987	4,526,521
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	107	110,084
3.95%, 11/15/27 (Call 08/15/27)	2,238	2,415,071
4.10%, 10/01/24 (Call 07/01/24)	202	214,649
4.55%, 10/01/29 (Call 07/01/29)	1,204	1,344,555
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	513	513,564
2.50%, 08/16/31 (Call 05/16/31)	4,960	4,850,434
3.65%, 06/15/24 (Call 04/15/24)	1,397	1,473,346
3.85%, 02/01/25 (Call 11/01/24)	894	952,047
3.90%, 03/15/27 (Call 12/15/26)	1,106	1,196,051
4.05%, 07/01/30 (Call 04/01/30)	3,467	3,803,992
4.13%, 06/15/26 (Call 03/15/26)	1,579	1,723,494
4.13%, 05/15/29 (Call 02/15/29)	1,874	2,086,830
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	2,912	2,854,430
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,285	1,348,710
2.95%, 12/15/22 (Call 09/15/22)	1,133	1,153,235
3.15%, 07/01/29 (Call 04/01/29)	2,983	3,195,300
3.35%, 11/01/49 (Call 05/01/49)	2,340	2,616,705
4.10%, 10/15/28 (Call 07/15/28)	962	1,091,052
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	1,792	1,860,562

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	$1,173	$1,238,582
4.15%, 04/01/25 (Call 01/01/25)	3,085	3,307,398
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,050	1,015,592
2.25%, 03/15/26 (Call 02/15/26)	50	50,630
2.75%, 04/15/31 (Call 01/15/31)	765	768,779
2.90%, 12/01/33 (Call 09/01/33)	1,000	985,830
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	4,580	4,425,562
1.35%, 07/15/25 (Call 06/15/25)	1,215	1,203,300
2.10%, 04/01/31 (Call 01/01/31)	3,755	3,591,282
2.25%, 01/15/31 (Call 10/15/30)	1,863	1,805,377
2.90%, 04/01/41 (Call 10/01/40)	3,285	3,180,504
3.10%, 11/15/29 (Call 08/15/29)	3,307	3,437,858
3.15%, 07/15/23 (Call 06/15/23)	2,430	2,512,644
3.20%, 09/01/24 (Call 07/01/24)	3,381	3,539,873
3.25%, 01/15/51 (Call 07/15/50)	2,170	2,165,855
3.30%, 07/01/30 (Call 04/01/30)	3,760	3,958,302
3.65%, 09/01/27 (Call 06/01/27)	1,790	1,926,595
3.70%, 06/15/26 (Call 03/15/26)	4,744	5,101,033
3.80%, 02/15/28 (Call 11/15/27)	4,264	4,645,202
4.00%, 03/01/27 (Call 12/01/26)	1,547	1,691,351
4.00%, 11/15/49 (Call 05/15/49)	3,523	3,941,321
4.15%, 07/01/50 (Call 01/01/50)	1,903	2,179,125
4.30%, 02/15/29 (Call 11/15/28)	2,140	2,383,468
4.45%, 02/15/26 (Call 11/15/25)	1,960	2,155,059
4.75%, 05/15/47 (Call 11/15/46)	1,348	1,677,936
5.20%, 02/15/49 (Call 08/15/48)	2,418	3,162,817
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,560	1,519,424
2.25%, 12/15/28 (Call 10/15/28)	7,440	7,469,090
2.50%, 02/15/32 (Call 11/15/31)	8,245	8,195,777
3.00%, 02/15/30 (Call 11/15/29)	550	577,627
3.13%, 09/01/26 (Call 06/01/26)	2,182	2,300,941
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,405,509
4.38%, 12/15/23 (Call 12/23/21)	805	855,707
4.38%, 02/15/29 (Call 11/15/28)	2,246	2,559,317
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	3,201	3,151,417
2.90%, 11/15/24 (Call 10/15/24)	3,410	3,535,386
3.45%, 11/15/29 (Call 08/15/29)	3,594	3,835,517
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(b)	3,339	3,642,181
3.70%, 08/15/27 (Call 05/15/27)	4,585	5,005,490
4.45%, 07/15/28 (Call 04/15/28)	850	966,467
4.75%, 10/01/25 (Call 07/01/25)	1,999	2,224,067
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	1,647	1,579,325
1.75%, 02/01/31 (Call 11/01/30)	2,405	2,293,817
2.25%, 01/15/32 (Call 10/15/31)	7,200	7,051,104
2.88%, 11/15/29 (Call 08/15/29)	2,090	2,196,674
3.05%, 03/01/50 (Call 09/01/49)	1,496	1,514,176
3.25%, 06/30/26 (Call 03/30/26)	314	335,754
3.38%, 12/15/27 (Call 09/15/27)	3,210	3,454,987
3.75%, 12/01/24 (Call 09/01/24)	195	208,020
4.00%, 09/15/28 (Call 06/15/28)	1,201	1,350,248
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,534,635
4.50%, 04/01/25 (Call 01/01/25)	1,000	1,069,320
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 06/01/27 (Call 03/01/27)	$1,500	$1,601,295
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,626,615
4.95%, 04/15/28 (Call 01/15/28)	1,000	1,093,180
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,954	1,898,780
1.25%, 07/15/25 (Call 06/15/25)	2,238	2,201,744
1.45%, 05/15/26 (Call 04/15/26)	3,090	3,017,045
1.55%, 03/15/28 (Call 01/15/28)	753	726,750
1.80%, 07/15/27 (Call 05/15/27)	1,581	1,552,416
2.00%, 05/15/28 (Call 03/15/28)	2,435	2,396,965
2.15%, 07/15/30 (Call 04/15/30)	855	827,802
2.50%, 05/15/31 (Call 02/15/31)	1,120	1,109,248
2.63%, 11/18/24 (Call 10/18/24)	3,266	3,368,226
2.90%, 11/18/26 (Call 09/18/26)	2,535	2,631,989
2.95%, 09/15/51 (Call 03/15/51)	3,290	3,141,029
3.00%, 07/15/50 (Call 01/15/50)	3,330	3,188,442
3.20%, 11/18/29 (Call 08/18/29)	3,092	3,234,634
3.40%, 02/15/52 (Call 08/15/51)	1,895	1,949,159
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	705	684,583
2.50%, 02/15/30 (Call 11/15/29)	1,905	1,953,730
2.85%, 11/01/26 (Call 08/01/26)	396	417,515
3.00%, 04/15/23 (Call 01/15/23)	2,572	2,638,486
3.00%, 07/01/29 (Call 04/01/29)	1,768	1,880,533
3.25%, 08/01/27 (Call 05/01/27)	849	912,802
3.38%, 06/01/25 (Call 03/01/25)	288	306,351
3.50%, 03/01/28 (Call 12/01/27)	2,809	3,071,192
4.00%, 08/01/47 (Call 02/01/47)	956	1,163,940
4.15%, 12/01/28 (Call 09/01/28)	2,865	3,250,772
4.50%, 07/01/44 (Call 01/01/44)	810	1,024,018
4.50%, 06/01/45 (Call 12/01/44)	1,205	1,539,978
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,440	1,344,427
1.70%, 03/01/28 (Call 01/01/28)	585	571,317
2.55%, 06/15/31 (Call 03/15/31)(b)	915	925,898
2.65%, 03/15/32 (Call 12/15/31)	2,608	2,637,757
2.65%, 09/01/50 (Call 03/01/50)	60	55,351
3.00%, 01/15/30 (Call 10/15/29)	2,335	2,455,066
3.25%, 05/01/23 (Call 02/01/23)	411	422,796
3.38%, 04/15/26 (Call 01/15/26)	1,219	1,299,247
3.50%, 04/01/25 (Call 01/01/25)	1,116	1,187,926
3.63%, 05/01/27 (Call 02/01/27)(b)	1,570	1,706,841
3.88%, 05/01/24 (Call 02/01/24)	2,030	2,144,208
4.00%, 03/01/29 (Call 12/01/28)	1,481	1,652,307
4.50%, 03/15/48 (Call 09/15/47)	1,475	1,834,723
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	1,395	1,357,865
2.55%, 06/01/31 (Call 03/01/31)	1,325	1,317,752
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	959	944,510
3.20%, 06/15/29 (Call 03/15/29)	1,743	1,828,146
3.25%, 07/15/27 (Call 04/15/27)	1,364	1,451,814
3.50%, 06/01/30 (Call 03/01/30)	341	367,250
3.95%, 01/15/24 (Call 10/15/23)	1,330	1,401,408
4.50%, 12/01/44 (Call 06/01/44)	757	910,709
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	1,053	1,098,153
4.00%, 01/15/30 (Call 10/15/29)	4,111	4,339,325
4.00%, 01/15/31 (Call 10/15/30)	1,897	2,004,484
5.25%, 06/01/25 (Call 03/01/25)	3,505	3,863,667

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.30%, 01/15/29 (Call 10/15/28)	$3,415	$3,895,047
5.38%, 11/01/23 (Call 08/01/23)	4,314	4,597,085
5.38%, 04/15/26 (Call 01/15/26)	6,037	6,692,014
5.75%, 06/01/28 (Call 03/03/28)	2,854	3,295,571
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	160	154,784
2.40%, 03/15/30 (Call 12/15/29)	350	350,501
3.63%, 01/15/28 (Call 10/15/27)	1,027	1,117,448
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	1,668	1,579,262
3.10%, 02/15/30 (Call 11/15/29)	1,750	1,816,395
3.50%, 08/01/26 (Call 05/01/26)	2,077	2,230,470
3.75%, 07/01/27 (Call 04/01/27)	2,498	2,727,167
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,265	1,235,247
2.13%, 12/01/28 (Call 10/01/28)	2,530	2,530,835
2.88%, 01/15/31 (Call 10/15/30)	1,650	1,714,037
3.00%, 01/15/30 (Call 10/15/29)	3,194	3,362,164
3.25%, 07/15/26 (Call 05/15/26)	1,112	1,188,583
3.40%, 02/01/25 (Call 11/01/24)	198	209,595
3.50%, 07/15/29 (Call 04/15/29)	1,721	1,873,945
4.00%, 06/01/25 (Call 03/01/25)	2,486	2,688,336
6.75%, 02/01/41 (Call 08/01/40)	658	997,206
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	321	321,648
3.05%, 02/15/30 (Call 11/15/29)	1,380	1,430,798
3.88%, 03/01/27 (Call 12/01/26)	2,025	2,206,966
4.13%, 03/15/28 (Call 12/15/27)	248	276,148
4.20%, 04/15/29 (Call 01/15/29)	2,010	2,235,100
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	3,097	3,251,757
Series D, 3.75%, 10/15/23 (Call 12/08/21)	2,372	2,488,892
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,494	1,585,612
Series F, 4.50%, 02/01/26 (Call 11/01/25)	115	124,454
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,044	2,095,611
Series I, 3.50%, 09/15/30 (Call 06/15/30)	100	102,601
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,090	1,060,690
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,614	1,685,097
3.95%, 11/01/27 (Call 08/01/27)	1,341	1,449,447
4.65%, 04/01/29 (Call 01/01/29)	2,186	2,490,510
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,050	995,936
2.30%, 11/15/28 (Call 09/15/28)	1,530	1,513,966
2.70%, 01/15/34 (Call 10/15/33)	2,400	2,371,464
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	1,508	1,481,429
2.65%, 11/15/33 (Call 08/15/33)	1,300	1,271,075
3.05%, 02/15/30 (Call 11/15/29)	1,428	1,485,306
3.45%, 12/15/24 (Call 09/15/24)	3,977	4,185,196
4.25%, 08/15/29 (Call 05/15/29)	1,843	2,075,310
4.38%, 10/01/25 (Call 07/01/25)	1,106	1,210,052
4.75%, 12/15/28 (Call 09/15/28)	1,754	2,023,941
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	563	556,751
2.25%, 12/01/31 (Call 09/01/31)	545	530,318
2.70%, 03/01/24 (Call 01/01/24)	2,582	2,662,558
2.70%, 10/01/30 (Call 07/01/30)	730	749,017
2.80%, 10/01/26 (Call 07/01/26)	3,078	3,222,389
3.13%, 06/01/23 (Call 03/01/23)	1,793	1,844,800
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 02/01/25 (Call 12/01/24)	$962	$1,016,594
3.40%, 11/01/22 (Call 09/01/22)	596	607,586
3.70%, 10/01/49 (Call 04/01/49)	395	434,777
3.80%, 04/01/27 (Call 01/01/27)	2,124	2,315,457
4.13%, 12/01/46 (Call 06/01/46)	711	830,185
4.25%, 04/01/45 (Call 10/01/44)	1,151	1,359,009
4.45%, 09/01/47 (Call 03/01/47)	2,045	2,495,820
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,357	1,453,008
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	2,250	2,488,455
Lexington Realty Trust
2.38%, 10/01/31 (Call 07/01/31)	175	168,919
2.70%, 09/15/30 (Call 06/15/30)	405	407,280
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,131	1,111,943
2.40%, 10/15/31 (Call 07/15/31)	4,300	4,228,749
3.88%, 12/15/27 (Call 09/15/27)	731	807,813
4.00%, 06/15/29 (Call 03/15/29)	2,132	2,356,329
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,479	1,591,522
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	1,790	1,741,151
1.70%, 02/15/31 (Call 11/15/30)	2,206	2,098,435
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,192,792
2.88%, 09/15/51 (Call 03/15/51)	690	685,881
3.60%, 06/01/27 (Call 03/01/27)	2,675	2,907,725
3.75%, 06/15/24 (Call 03/15/24)	1,112	1,175,695
3.95%, 03/15/29 (Call 12/15/28)	1,540	1,728,973
4.00%, 11/15/25 (Call 08/15/25)	542	590,899
4.20%, 06/15/28 (Call 03/15/28)	1,054	1,196,332
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,711,719
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	3,273	3,162,274
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,087	2,110,187
3.00%, 04/15/52 (Call 10/15/51)	355	347,857
3.10%, 04/15/50 (Call 10/15/49)	1,927	1,913,684
3.50%, 10/15/27 (Call 07/15/27)	780	837,985
3.50%, 04/15/51 (Call 10/15/50)	962	1,028,234
3.60%, 12/15/26 (Call 09/15/26)(b)	2,072	2,225,494
3.90%, 06/15/24 (Call 03/15/24)	2,130	2,263,040
4.00%, 11/15/25 (Call 08/15/25)	1,885	2,054,631
4.30%, 10/15/28 (Call 07/15/28)	1,070	1,213,626
4.80%, 10/15/48 (Call 04/15/48)	390	501,739
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	295	287,065
2.65%, 06/15/26 (Call 05/15/26)	1,398	1,393,415
3.45%, 10/15/31 (Call 07/15/31)	720	702,382
4.25%, 05/15/24 (Call 02/15/24)	2,777	2,903,381
4.50%, 02/01/25 (Call 11/01/24)	1,642	1,738,057
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,533	3,464,990
3.38%, 02/01/31 (Call 11/01/30)	1,279	1,293,465
3.63%, 10/01/29 (Call 07/01/29)	2,582	2,698,164
4.38%, 08/01/23 (Call 06/01/23)	1,803	1,888,642
4.50%, 01/15/25 (Call 10/15/24)	2,010	2,156,227
4.50%, 04/01/27 (Call 01/01/27)	1,235	1,359,476
4.75%, 01/15/28 (Call 10/15/27)	1,352	1,507,561
4.95%, 04/01/24 (Call 01/01/24)	2,498	2,678,530
5.25%, 01/15/26 (Call 10/15/25)	3,225	3,599,487

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Phillips Edison Grocery Center Operating Partnership I
LP, 2.63%, 11/15/31 (Call 08/15/31)	$2,250	$2,210,827
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	2,508	2,505,918
3.95%, 01/15/28 (Call 10/15/27)	2,943	3,234,946
4.30%, 03/15/27 (Call 12/15/26)	115	128,371
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	300	295,380
3.15%, 08/15/30 (Call 05/15/30)	1,302	1,340,031
3.40%, 06/01/23 (Call 03/01/23)	1,505	1,546,643
4.45%, 03/15/24 (Call 12/15/23)	850	897,932
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,568	3,318,240
1.63%, 03/15/31 (Call 12/15/30)	1,524	1,459,184
2.13%, 04/15/27 (Call 02/15/27)	1,476	1,508,206
2.13%, 10/15/50 (Call 04/15/50)	2,223	1,954,328
2.25%, 04/15/30 (Call 01/15/30)	2,667	2,692,630
3.00%, 04/15/50 (Call 10/15/49)	2,370	2,467,336
3.25%, 10/01/26 (Call 07/01/26)	1,185	1,273,401
3.88%, 09/15/28 (Call 06/15/28)	1,689	1,911,830
4.38%, 02/01/29 (Call 11/01/28)	2,131	2,475,966
4.38%, 09/15/48 (Call 03/15/48)	289	374,414
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	902	880,668
1.50%, 11/09/26 (Call 10/09/26)	2,140	2,134,500
1.85%, 05/01/28 (Call 03/01/28)	2,690	2,683,813
1.95%, 11/09/28 (Call 09/09/28)	2,060	2,050,256
2.25%, 11/09/31 (Call 08/09/31)	1,485	1,480,768
2.30%, 05/01/31 (Call 02/01/31)	3,120	3,154,351
3.09%, 09/15/27 (Call 06/15/27)	3,155	3,385,157
3.39%, 05/01/29 (Call 02/01/29)	3,206	3,505,248
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	3,181	3,179,441
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	2,053	1,982,438
1.80%, 03/15/33 (Call 12/15/32)	1,433	1,357,409
2.20%, 06/15/28 (Call 04/15/28)	605	610,451
2.85%, 12/15/32 (Call 09/15/32)	376	392,379
3.00%, 01/15/27 (Call 10/15/26)	3,775	3,991,496
3.10%, 12/15/29 (Call 09/15/29)	1,104	1,182,616
3.25%, 06/15/29 (Call 03/15/29)	1,082	1,178,612
3.25%, 01/15/31 (Call 10/15/30)	3,284	3,528,625
3.40%, 01/15/28 (Call 11/15/27)	1,475	1,585,758
3.65%, 01/15/28 (Call 10/15/27)	2,345	2,578,187
3.88%, 07/15/24 (Call 04/15/24)	1,975	2,102,901
3.88%, 04/15/25 (Call 02/15/25)	1,972	2,132,817
3.95%, 08/15/27 (Call 05/15/27)	3,344	3,730,633
4.13%, 10/15/26 (Call 07/15/26)	2,426	2,696,256
4.60%, 02/06/24 (Call 11/06/23)	2,014	2,149,341
4.63%, 11/01/25 (Call 09/01/25)	1,641	1,824,890
4.65%, 08/01/23 (Call 05/01/23)	2,276	2,402,841
4.65%, 03/15/47 (Call 09/15/46)	2,613	3,427,472
4.88%, 06/01/26 (Call 03/01/26)	3,809	4,303,637
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,140	1,189,704
3.60%, 02/01/27 (Call 11/01/26)	436	471,072
3.70%, 06/15/30 (Call 03/15/30)	535	583,567
4.13%, 03/15/28 (Call 12/15/27)	1,046	1,173,413
4.40%, 02/01/47 (Call 08/01/46)	2,303	2,770,302
4.65%, 03/15/49 (Call 09/15/48)	1,966	2,498,688
Security	Par 000)	Value

Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	$3,678	$3,513,189
2.15%, 09/01/31 (Call 06/01/31)	2,325	2,222,188
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	2,655	2,594,970
3.90%, 10/15/29 (Call 07/15/29)	1,769	1,864,791
5.13%, 08/15/26 (Call 05/15/26)	2,666	2,957,047
Safehold Operating Partnership LP, 2.80%, 06/15/31
(Call 03/15/31)	2,190	2,178,371
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,375	3,302,471
1.75%, 02/01/28 (Call 11/01/27)	375	368,051
2.00%, 09/13/24 (Call 06/13/24)	5,222	5,329,939
2.20%, 02/01/31 (Call 11/01/30)(b)	839	823,327
2.25%, 01/15/32 (Call 10/15/31)	3,025	2,951,432
2.45%, 09/13/29 (Call 06/13/29)	4,448	4,504,534
2.65%, 07/15/30 (Call 04/15/30)	943	962,039
2.75%, 06/01/23 (Call 03/01/23)	1,475	1,511,816
3.25%, 11/30/26 (Call 08/30/26)	4,183	4,478,362
3.25%, 09/13/49 (Call 03/13/49)	4,313	4,494,017
3.30%, 01/15/26 (Call 10/15/25)	2,302	2,465,672
3.38%, 10/01/24 (Call 07/01/24)	7,665	8,102,058
3.38%, 06/15/27 (Call 03/15/27)	1,212	1,304,294
3.38%, 12/01/27 (Call 09/01/27)	3,268	3,508,721
3.50%, 09/01/25 (Call 06/01/25)	3,288	3,518,226
3.75%, 02/01/24 (Call 11/01/23)	3,893	4,094,541
3.80%, 07/15/50 (Call 01/15/50)	2,190	2,467,692
4.25%, 10/01/44 (Call 04/01/44)(b)	1,052	1,241,065
4.25%, 11/30/46 (Call 05/30/46)	2,282	2,731,098
4.75%, 03/15/42 (Call 09/15/41)	2,166	2,685,450
6.75%, 02/01/40 (Call 11/01/39)	2,323	3,453,000
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,460	2,584,525
4.25%, 02/01/26 (Call 11/01/25)	2,029	2,171,740
4.70%, 06/01/27 (Call 03/01/27)	2,679	2,986,817
SL Green Realty Corp., 4.50%, 12/01/22
(Call 09/01/22)(b)	769	788,110
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	451	442,828
2.70%, 02/15/32 (Call 11/15/31)	255	253,039
3.20%, 01/15/27 (Call 11/15/26)	1,542	1,618,036
3.20%, 02/15/31 (Call 11/15/30)	725	752,978
3.40%, 01/15/30 (Call 10/15/29)	1,310	1,377,020
4.00%, 07/15/29 (Call 04/15/29)	2,602	2,869,121
4.45%, 09/15/26 (Call 06/15/26)	1,111	1,230,377
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	2,040	2,010,420
2.75%, 11/18/30 (Call 08/18/30)	369	369,970
4.50%, 03/15/28 (Call 12/15/27)	1,712	1,902,032
4.63%, 03/15/29 (Call 12/15/28)	1,291	1,459,295
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	615	612,848
2.70%, 07/15/31 (Call 04/15/31)	2,630	2,637,574
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	555	533,266
3.13%, 09/01/26 (Call 06/01/26)	645	668,581
3.88%, 07/15/27 (Call 04/15/27)	2,165	2,323,175
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,820	1,687,322
2.10%, 08/01/32 (Call 05/01/32)	1,245	1,191,116

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.10%, 06/15/33 (Call 03/15/33)(b)	$585	$556,083
2.95%, 09/01/26 (Call 06/01/26)	684	717,256
3.00%, 08/15/31 (Call 05/15/31)	2,248	2,339,224
3.10%, 11/01/34 (Call 08/01/34)(b)	2,343	2,441,008
3.20%, 01/15/30 (Call 10/15/29)	2,328	2,474,222
3.50%, 07/01/27 (Call 04/01/27)	873	938,903
3.50%, 01/15/28 (Call 10/15/27)	1,050	1,135,628
4.40%, 01/26/29 (Call 10/26/28)	1,900	2,162,770
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	3,725	3,684,844
2.65%, 01/15/25 (Call 12/15/24)	2,604	2,695,973
3.00%, 01/15/30 (Call 10/15/29)	1,950	2,020,317
3.25%, 10/15/26 (Call 07/15/26)	639	681,813
3.50%, 04/15/24 (Call 03/15/24)	1,780	1,872,560
3.50%, 02/01/25 (Call 11/01/24)	2,588	2,739,527
3.75%, 05/01/24 (Call 02/01/24)	2,480	2,611,688
3.85%, 04/01/27 (Call 01/01/27)	1,170	1,278,623
4.00%, 03/01/28 (Call 12/01/27)	913	1,012,983
4.13%, 01/15/26 (Call 10/15/25)	5,117	5,581,879
4.38%, 02/01/45 (Call 08/01/44)	338	398,897
4.40%, 01/15/29 (Call 10/15/28)	934	1,058,418
4.75%, 11/15/30 (Call 08/15/30)	875	1,024,914
4.88%, 04/15/49 (Call 10/15/48)	1,927	2,466,098
5.70%, 09/30/43 (Call 03/30/43)	910	1,225,497
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,010	1,015,484
3.40%, 06/01/31 (Call 03/01/31)	1,000	1,028,300
3.50%, 01/15/25 (Call 11/15/24)	3,155	3,320,543
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,628	2,583,771
2.70%, 02/15/27 (Call 12/15/26)	1,584	1,652,429
2.75%, 01/15/31 (Call 10/15/30)	451	463,299
2.75%, 01/15/32 (Call 10/15/31)	4,000	4,036,280
2.80%, 06/01/31 (Call 03/01/31)	3,165	3,237,194
3.10%, 01/15/30 (Call 10/15/29)	2,510	2,634,496
3.63%, 03/15/24 (Call 02/15/24)	4,643	4,889,404
4.00%, 06/01/25 (Call 03/01/25)	3,568	3,844,805
4.13%, 03/15/29 (Call 12/15/28)	1,961	2,195,849
4.25%, 04/01/26 (Call 01/01/26)	2,612	2,877,431
4.25%, 04/15/28 (Call 01/15/28)	3,278	3,680,440
4.50%, 01/15/24 (Call 10/15/23)	1,656	1,759,897
4.95%, 09/01/48 (Call 03/01/48)	285	374,986
6.50%, 03/15/41 (Call 09/15/40)	2,057	3,020,314
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	2,219	2,485,524
4.00%, 04/15/30 (Call 01/15/30)	3,130	3,504,348
6.95%, 10/01/27	1,029	1,308,127
7.38%, 03/15/32	4,528	6,429,488
8.50%, 01/15/25	50	60,757
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	490	468,690
2.40%, 02/01/31 (Call 11/01/30)	1,670	1,653,901
2.45%, 02/01/32 (Call 11/01/31)	1,615	1,596,395
3.85%, 07/15/29 (Call 04/15/29)	1,255	1,391,205
4.00%, 02/01/25 (Call 11/01/24)	2,303	2,465,523
4.25%, 10/01/26 (Call 07/01/26)	910	1,003,685
4.60%, 04/01/24 (Call 01/01/24)	2,142	2,286,499
		993,624,388
Security	Par (000)	Value

Retail — 0.6%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	$2,936	$2,865,389
3.90%, 04/15/30 (Call 01/15/30)	2,214	2,429,599
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	787	769,237
2.40%, 08/01/31 (Call 05/01/31)	1,725	1,668,179
3.50%, 11/15/24 (Call 09/15/24)	2,644	2,785,560
3.80%, 11/15/27 (Call 08/15/27)	217	234,998
4.50%, 10/01/25 (Call 07/01/25)	1,849	2,019,404
4.75%, 06/01/30 (Call 03/01/30)	1,448	1,678,753
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	286	268,723
2.88%, 01/15/23 (Call 10/15/22)	913	929,562
3.13%, 07/15/23 (Call 04/15/23)	1,626	1,677,593
3.13%, 04/18/24 (Call 03/18/24)	1,434	1,497,297
3.13%, 04/21/26 (Call 01/21/26)	2,973	3,150,339
3.25%, 04/15/25 (Call 01/15/25)	2,793	2,949,743
3.63%, 04/15/25 (Call 03/15/25)	555	593,611
3.75%, 06/01/27 (Call 03/01/27)	2,000	2,197,580
3.75%, 04/18/29 (Call 01/18/29)	3,195	3,519,388
4.00%, 04/15/30 (Call 01/15/30)	910	1,019,883
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	5,495	5,276,903
4.45%, 10/01/28 (Call 07/01/28)	3,009	3,422,166
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,986	3,927,725
1.60%, 04/20/30 (Call 01/20/30)	6,063	5,915,063
1.75%, 04/20/32 (Call 01/20/32)	4,695	4,577,484
2.75%, 05/18/24 (Call 03/18/24)	4,773	4,972,750
3.00%, 05/18/27 (Call 02/18/27)	4,097	4,420,868
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	5,479	5,931,675
4.55%, 02/15/48 (Call 08/15/47)	1,590	1,884,420
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,555	1,596,690
3.50%, 04/03/30 (Call 01/03/30)	1,029	1,117,000
3.88%, 04/15/27 (Call 01/15/27)	3,584	3,947,489
4.13%, 05/01/28 (Call 02/01/28)	2,037	2,289,344
4.13%, 04/03/50 (Call 10/03/49)	3,355	3,961,819
4.15%, 11/01/25 (Call 08/01/25)	1,907	2,085,743
Dollar Tree Inc.
0.00%, 12/01/51 (Call 06/01/51)(d)	2,000	2,029,900
2.65%, 12/01/31 (Call 09/01/31)	3,000	3,006,180
3.70%, 05/15/23 (Call 12/01/21)	3,564	3,715,185
4.00%, 05/15/25 (Call 03/15/25)	3,655	3,938,847
4.20%, 05/15/28 (Call 02/15/28)	5,283	5,917,752
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	1,830	1,710,336
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	4,270	4,084,639
1.38%, 03/15/31 (Call 12/15/30)	6,460	6,077,051
1.50%, 09/15/28 (Call 07/15/28)(b)	1,000	979,550
1.88%, 09/15/31 (Call 06/15/31)	1,375	1,347,088
2.13%, 09/15/26 (Call 06/15/26)	3,395	3,501,807
2.38%, 03/15/51 (Call 09/15/50)	5,645	5,263,511
2.50%, 04/15/27 (Call 02/15/27)	6,224	6,511,611
2.70%, 04/01/23 (Call 01/01/23)	4,440	4,543,274
2.70%, 04/15/30 (Call 01/15/30)	4,134	4,335,491
2.75%, 09/15/51(Call 03/15/51)	1,245	1,256,379
2.80%, 09/14/27 (Call 06/14/27)	2,859	3,028,996
2.95%, 06/15/29 (Call 03/15/29)	1,481	1,579,087

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.00%, 04/01/26 (Call 01/01/26)	$4,912	$5,227,743
3.13%, 12/15/49 (Call 06/15/49)	5,634	6,033,620
3.30%, 04/15/40 (Call 10/15/39)	2,587	2,809,379
3.35%, 09/15/25 (Call 06/15/25)	1,555	1,666,260
3.35%, 04/15/50 (Call 10/15/49)	3,066	3,413,225
3.50%, 09/15/56 (Call 03/15/56)	3,105	3,548,456
3.75%, 02/15/24 (Call 11/15/23)	2,988	3,155,806
3.90%, 12/06/28 (Call 09/06/28)(b)	3,201	3,622,124
3.90%, 06/15/47 (Call 12/15/46)	3,620	4,344,796
4.20%, 04/01/43 (Call 10/01/42)	4,464	5,414,653
4.25%, 04/01/46 (Call 10/01/45)	5,110	6,376,411
4.40%, 03/15/45 (Call 09/15/44)	2,302	2,901,441
4.50%, 12/06/48 (Call 06/06/48)	5,263	6,887,899
4.88%, 02/15/44 (Call 08/15/43)	5,060	6,758,794
5.40%, 09/15/40 (Call 03/15/40)	2,329	3,197,996
5.88%, 12/16/36	8,778	12,463,180
5.95%, 04/01/41 (Call 10/01/40)	4,700	6,837,701
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	2,860	3,439,894
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,512	5,280,882
1.70%, 09/15/28 (Call 07/15/28)	2,970	2,902,403
1.70%, 10/15/30 (Call 07/15/30)	3,403	3,233,769
2.50%, 04/15/26 (Call 01/15/26)	2,271	2,362,680
2.63%, 04/01/31 (Call 01/01/31)	5,880	6,014,005
2.80%, 09/15/41 (Call 03/15/41)	2,060	2,028,585
3.00%, 10/15/50 (Call 04/15/50)	3,248	3,273,237
3.10%, 05/03/27 (Call 02/03/27)	4,066	4,332,648
3.13%, 09/15/24 (Call 06/15/24)	3,880	4,085,252
3.38%, 09/15/25 (Call 06/15/25)	5,397	5,773,009
3.50%, 04/01/51 (Call 10/01/50)	5,455	5,982,826
3.65%, 04/05/29 (Call 01/05/29)	4,518	4,978,972
3.70%, 04/15/46 (Call 10/15/45)	6,466	7,200,020
3.88%, 09/15/23 (Call 06/15/23)	1,387	1,452,300
4.00%, 04/15/25 (Call 03/15/25)	4,712	5,109,834
4.05%, 05/03/47 (Call 11/03/46)	6,784	7,944,403
4.38%, 09/15/45 (Call 03/15/45)	1,428	1,739,247
4.50%, 04/15/30 (Call 01/15/30)	7,711	8,957,483
4.55%, 04/05/49 (Call 10/05/48)	133	169,838
4.65%, 04/15/42 (Call 10/15/41)	2,105	2,607,043
5.00%, 04/15/40 (Call 10/15/39)	1,981	2,515,256
5.13%, 04/15/50 (Call 10/15/49)	110	151,989
5.50%, 10/15/35(b)	163	215,396
6.50%, 03/15/29	505	649,339
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	502	504,209
2.13%, 03/01/30 (Call 12/01/29)	1,085	1,084,436
2.63%, 09/01/29 (Call 06/01/29)	4,303	4,438,028
3.25%, 06/10/24	1,127	1,188,275
3.30%, 07/01/25 (Call 06/01/25)	6,576	7,005,479
3.35%, 04/01/23 (Call 03/01/23)	3,993	4,122,852
3.38%, 05/26/25 (Call 02/26/25)	2,450	2,607,560
3.50%, 03/01/27 (Call 12/01/26)	1,579	1,708,541
3.50%, 07/01/27 (Call 05/01/27)	4,123	4,456,097
3.60%, 07/01/30 (Call 04/01/30)	1,900	2,101,704
3.63%, 05/01/43	1,771	1,950,562
3.63%, 09/01/49 (Call 03/01/49)	4,507	5,034,139
3.70%, 01/30/26 (Call 10/30/25)	4,030	4,355,302
3.70%, 02/15/42	3,246	3,621,530
3.80%, 04/01/28 (Call 01/01/28)	3,741	4,127,071
4.20%, 04/01/50 (Call 10/01/49)	2,830	3,446,431
Security	Par (000)	Value

Retail (continued)
4.45%, 03/01/47 (Call 09/01/46)	$3,785	$4,690,296
4.45%, 09/01/48 (Call 03/01/48)	2,570	3,193,019
4.60%, 05/26/45 (Call 11/26/44)	3,979	4,971,203
4.70%, 12/09/35 (Call 06/09/35)	3,013	3,701,079
4.88%, 07/15/40	2,222	2,820,696
4.88%, 12/09/45 (Call 06/09/45)	6,080	7,886,064
5.70%, 02/01/39	1,444	1,975,204
6.30%, 10/15/37	2,428	3,464,683
6.30%, 03/01/38	2,008	2,883,769
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,203,989
3.55%, 03/15/26 (Call 12/15/25)	2,633	2,837,189
3.60%, 09/01/27 (Call 06/01/27)	805	877,466
3.85%, 06/15/23 (Call 03/15/23)	1,942	2,017,835
3.90%, 06/01/29 (Call 03/01/29)	3,672	4,072,872
4.20%, 04/01/30 (Call 01/01/30)	1,326	1,505,129
4.35%, 06/01/28 (Call 03/01/28)	1,475	1,676,721
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	2,943	2,859,360
1.88%, 04/15/31 (Call 01/15/31)	1,145	1,100,540
4.60%, 04/15/25 (Call 03/15/25)	2,677	2,946,868
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	2,186	2,203,532
2.25%, 03/12/30 (Call 12/12/29)	2,785	2,786,532
2.45%, 06/15/26 (Call 03/15/26)	1,390	1,445,920
2.55%, 11/15/30 (Call 08/15/30)	3,286	3,350,143
3.10%, 03/01/23 (Call 02/01/23)	4,482	4,607,675
3.35%, 03/12/50 (Call 09/12/49)	3,160	3,335,633
3.50%, 03/01/28 (Call 12/01/27)	2,316	2,516,589
3.50%, 11/15/50 (Call 05/15/50)	2,575	2,796,759
3.55%, 08/15/29 (Call 05/15/29)	2,695	2,956,280
3.75%, 12/01/47 (Call 06/01/47)	2,019	2,245,794
3.80%, 08/15/25 (Call 06/15/25)	3,356	3,625,587
3.85%, 10/01/23 (Call 07/01/23)	3,156	3,306,257
4.00%, 11/15/28 (Call 08/15/28)	3,565	4,011,694
4.30%, 06/15/45 (Call 12/15/44)	2,316	2,773,711
4.45%, 08/15/49 (Call 02/15/49)	1,149	1,427,564
4.50%, 11/15/48 (Call 05/15/48)	4,070	5,095,721
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	8,128	8,382,569
2.35%, 02/15/30 (Call 11/15/29)	3,566	3,666,526
2.50%, 04/15/26	4,190	4,396,399
2.65%, 09/15/30 (Call 06/15/30)	5,034	5,312,128
3.38%, 04/15/29 (Call 01/15/29)	6,642	7,285,942
3.50%, 07/01/24	6,440	6,845,849
3.63%, 04/15/46	4,758	5,682,241
3.90%, 11/15/47 (Call 05/15/47)	4,182	5,248,285
4.00%, 07/01/42	2,166	2,681,053
6.50%, 10/15/37	115	176,026
7.00%, 01/15/38	260	413,678
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	195	187,438
1.60%, 05/15/31 (Call 02/15/31)	280	269,475
2.25%, 09/15/26 (Call 06/15/26)	6,875	7,102,975
2.50%, 05/15/23 (Call 02/15/23)	2,175	2,223,002
3.88%, 04/15/30 (Call 01/15/30)	1,375	1,563,485
4.50%, 04/15/50 (Call 10/15/49)(b)	2,375	3,231,615
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	1,995	1,895,769
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	2,000	1,994,320

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.20%, 04/15/30 (Call 01/15/30)	$2,000	$2,110,700
3.45%, 06/01/26 (Call 03/01/26)	2,252	2,394,597
4.10%, 04/15/50 (Call 10/15/49)	1,850	2,098,363
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	7,708	7,848,440
2.38%, 09/24/29 (Call 06/24/29)	777	812,097
2.55%, 04/11/23 (Call 01/11/23)	6,720	6,866,765
2.65%, 12/15/24 (Call 10/15/24)	25	26,237
2.95%, 09/24/49 (Call 03/24/49)	93	101,337
3.30%, 04/22/24 (Call 01/22/24)	8,185	8,600,061
3.63%, 12/15/47 (Call 06/15/47)	20	24,062
3.70%, 06/26/28 (Call 03/26/28)	50	56,078
4.05%, 06/29/48 (Call 12/29/47)	60	77,364
5.00%, 10/25/40	20	27,315
5.63%, 04/01/40	40	57,930
7.55%, 02/15/30	380	545,091
		584,595,256
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28
(Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	1,765	1,901,311
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	4,903	5,007,924
		6,909,235
Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	2,427	2,576,382
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,170	2,155,418
2.10%, 10/01/31 (Call 07/01/31)	2,125	2,127,061
2.80%, 10/01/41 (Call 04/01/41)	610	621,181
2.95%, 04/01/25 (Call 03/01/25)	406	428,026
2.95%, 10/01/51 (Call 04/01/51)	520	544,305
3.50%, 12/05/26 (Call 09/05/26)	3,903	4,248,142
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	3,020	2,972,465
2.75%, 06/01/50 (Call 12/01/49)	3,866	3,959,325
3.30%, 04/01/27 (Call 01/01/27)	4,205	4,550,903
3.90%, 10/01/25 (Call 07/01/25)	3,106	3,392,994
4.35%, 04/01/47 (Call 10/01/46)	2,802	3,623,126
5.10%, 10/01/35 (Call 04/01/35)	1,499	1,961,427
5.85%, 06/15/41	1,999	2,942,408
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	777	813,239
3.50%, 01/15/28 (Call 10/15/27)	5,046	5,392,509
3.63%, 01/15/24 (Call 11/15/23)	351	367,939
3.88%, 01/15/27 (Call 10/15/26)	14,382	15,471,436
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	3,255	3,183,813
2.45%, 02/15/31 (Call 11/15/30)(c)	11,250	10,869,750
2.60%, 02/15/33 (Call 11/15/32)(c)	4,015	3,860,262
3.14%, 11/15/35 (Call 08/15/35)(c)	50	49,202
3.15%, 11/15/25 (Call 10/15/25)	1,478	1,551,693
3.19%, 11/15/36 (Call 08/15/36)(c)	205	202,206
3.42%, 04/15/33 (Call 01/15/33)(c)	17,126	17,669,750
3.46%, 09/15/26 (Call 07/15/26)	6,747	7,164,032
3.47%, 04/15/34 (Call 01/15/34)(c)	11,545	11,901,279
3.50%, 02/15/41 (Call 08/15/40)(c)	3,530	3,526,576
3.63%, 10/15/24 (Call 09/15/24)	470	498,618
3.75%, 02/15/51 (Call 08/15/50)(c)	3,446	3,561,648
4.11%, 09/15/28 (Call 06/15/28)	4,010	4,393,877
Security	Par (000)	Value

Semiconductors (continued)
4.15%, 11/15/30 (Call 08/15/30)	$10,867	$11,906,972
4.25%, 04/15/26 (Call 02/15/26)	80	87,377
4.30%, 11/15/32 (Call 08/15/32)	7,889	8,776,907
4.70%, 04/15/25 (Call 03/15/25)	770	844,528
4.75%, 04/15/29 (Call 01/15/29)	10,761	12,195,441
5.00%, 04/15/30 (Call 01/15/30)	6,340	7,342,100
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	3,695	3,641,016
2.00%, 08/12/31 (Call 05/12/31)	5,000	4,939,400
2.45%, 11/15/29 (Call 08/15/29)	8,837	9,113,775
2.60%, 05/19/26 (Call 02/19/26)(b)	4,731	4,962,109
2.70%, 12/15/22	7,532	7,699,662
2.80%, 08/12/41 (Call 02/12/41)	860	863,672
2.88%, 05/11/24 (Call 03/11/24)	5,089	5,311,695
3.05%, 08/12/51 (Call 02/12/51)	410	424,871
3.10%, 02/15/60 (Call 08/15/59)	4,660	4,761,728
3.15%, 05/11/27 (Call 02/11/27)(b)	3,113	3,343,642
3.20%, 08/12/61 (Call 02/12/61)	335	348,732
3.25%, 11/15/49 (Call 05/15/49)	9,523	10,128,091
3.40%, 03/25/25 (Call 02/25/25)	7,372	7,853,908
3.70%, 07/29/25 (Call 04/29/25)	8,848	9,562,564
3.73%, 12/08/47 (Call 06/08/47)	3,807	4,378,012
3.75%, 03/25/27 (Call 01/25/27)	4,593	5,055,653
3.90%, 03/25/30 (Call 12/25/29)	6,634	7,541,797
4.00%, 12/15/32	2,816	3,287,708
4.10%, 05/19/46 (Call 11/19/45)	6,267	7,542,773
4.10%, 05/11/47 (Call 11/11/46)	4,093	4,929,323
4.25%, 12/15/42	782	964,003
4.60%, 03/25/40 (Call 09/25/39)	5,754	7,178,805
4.75%, 03/25/50 (Call 09/25/49)	5,811	7,827,068
4.80%, 10/01/41	375	489,176
4.90%, 07/29/45 (Call 01/29/45)	1,601	2,145,580
4.95%, 03/25/60 (Call 09/25/59)	3,124	4,431,644
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	2,943	3,170,141
4.10%, 03/15/29 (Call 12/15/28)	2,650	3,009,896
4.65%, 11/01/24 (Call 08/01/24)	3,551	3,867,536
5.00%, 03/15/49 (Call 09/15/48)	2,189	3,000,791
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,539	3,500,036
2.88%, 06/15/50 (Call 12/15/49)	2,904	2,968,585
3.13%, 06/15/60 (Call 12/15/59)	3,954	4,188,670
3.75%, 03/15/26 (Call 01/15/26)	3,635	3,974,763
3.80%, 03/15/25 (Call 12/15/24)	2,747	2,956,816
4.00%, 03/15/29 (Call 12/15/28)	5,296	5,959,430
4.88%, 03/15/49 (Call 09/15/48)	1,963	2,717,401
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,965	3,939,902
2.45%, 04/15/28 (Call 02/15/28)	2,957	2,975,925
2.95%, 04/15/31 (Call 01/15/31)	1,630	1,667,506
4.20%, 06/22/23 (Call 05/22/23)(c)	4,319	4,513,398
4.88%, 06/22/28 (Call 03/22/28)(c)	3,847	4,412,740
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	1,049	1,136,287
Microchip Technology Inc.
2.67%, 09/01/23	195	200,195
4.25%, 09/01/25 (Call 09/01/22)	4,100	4,246,657
4.33%, 06/01/23 (Call 05/01/23)	783	819,496
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,125	4,147,192

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.37%, 11/01/41 (Call 05/01/41)	$2,365	$2,401,043
3.48%, 11/01/51 (Call 05/01/51)	2,105	2,131,776
4.19%, 02/15/27 (Call 12/15/26)	2,697	2,963,706
4.66%, 02/15/30 (Call 11/15/29)	3,807	4,363,469
4.98%, 02/06/26 (Call 12/06/25)	4,171	4,673,314
5.33%, 02/06/29 (Call 11/06/28)	3,370	3,967,164
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	225	223,873
0.58%, 06/14/24 (Call 06/14/23)	50	49,508
1.55%, 06/15/28 (Call 04/15/28)	6,385	6,298,483
2.00%, 06/15/31 (Call 03/15/31)	3,775	3,751,406
2.85%, 04/01/30 (Call 01/01/30)	6,689	7,090,407
3.20%, 09/16/26 (Call 06/16/26)	3,222	3,482,338
3.50%, 04/01/40 (Call 10/01/39)	2,525	2,848,175
3.50%, 04/01/50 (Call 10/01/49)	6,567	7,591,518
3.70%, 04/01/60 (Call 10/01/59)	1,710	2,049,862
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	2,392	2,572,572
5.35%, 03/01/26 (Call 01/01/26)(c)	3,155	3,585,594
5.55%, 12/01/28 (Call 09/01/28)(c)	2,672	3,221,844
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	3,145	3,148,491
2.65%, 02/15/32 (Call 11/15/31)(c)	3,705	3,724,007
2.70%, 05/01/25 (Call 04/01/25)(c)	1,744	1,807,203
3.13%, 02/15/42 (Call 08/15/41)(c)	3,000	3,016,560
3.15%, 05/01/27 (Call 03/01/27)(c)	3,620	3,809,000
3.25%, 05/11/41 (Call 11/11/40)(c)	4,710	4,840,326
3.25%, 11/30/51 (Call 05/30/51)(c)	1,795	1,801,893
3.40%, 05/01/30 (Call 02/01/30)(c)	4,468	4,775,398
3.88%, 06/18/26 (Call 04/18/26)(c)	2,985	3,237,621
4.30%, 06/18/29 (Call 03/18/29)(c)	3,724	4,187,191
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	3,055	3,226,722
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	3,515	3,407,687
1.65%, 05/20/32 (Call 02/20/32)	4,513	4,287,711
2.15%, 05/20/30 (Call 02/20/30)	5,229	5,289,343
2.60%, 01/30/23 (Call 12/30/22)	535	546,315
2.90%, 05/20/24 (Call 03/20/24)(b)	88	91,930
3.25%, 05/20/27 (Call 02/20/27)	8,757	9,423,933
3.25%, 05/20/50 (Call 11/20/49)(b)	3,979	4,427,712
3.45%, 05/20/25 (Call 02/20/25)	346	369,691
4.30%, 05/20/47 (Call 11/20/46)	6,526	8,313,341
4.65%, 05/20/35 (Call 11/20/34)	3,647	4,539,859
4.80%, 05/20/45 (Call 11/20/44)	1,731	2,342,181
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	795	794,300
1.80%, 06/01/26 (Call 05/01/26)	1,150	1,150,495
3.00%, 06/01/31 (Call 03/01/31)	1,330	1,348,500
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	610	603,009
1.38%, 03/12/25 (Call 02/12/25)	3,383	3,410,876
1.75%, 05/04/30 (Call 02/04/30)	2,595	2,553,454
1.90%, 09/15/31 (Call 06/15/31)	3,105	3,084,600
2.25%, 05/01/23 (Call 02/01/23)	1,252	1,276,013
2.25%, 09/04/29 (Call 06/04/29)	2,374	2,443,416
2.63%, 05/15/24 (Call 03/15/24)	1,153	1,197,563
2.70%, 09/15/51 (Call 03/15/51)	3,890	4,008,023
2.90%, 11/03/27 (Call 08/03/27)	2,366	2,541,131
3.88%, 03/15/39 (Call 09/15/38)	4,548	5,451,278
4.15%, 05/15/48 (Call 11/15/47)	4,346	5,554,927

Security	Par (000)	Value

Semiconductors (continued)
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	$4,434	$4,454,662
2.50%, 10/25/31 (Call 07/25/31)	325	332,173
3.13%, 10/25/41 (Call 04/25/41)	3,435	3,622,448
3.25%, 10/25/51 (Call 04/25/51)	4,110	4,432,388
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	2,736	2,776,794
2.95%, 06/01/24 (Call 04/01/24)	6,034	6,276,929
		565,027,233
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(c)	287	285,209
2.04%, 08/16/28 (Call 06/16/28)(c)	2,169	2,129,654
3.48%, 12/01/27 (Call 09/01/27)	1,572	1,675,328
3.84%, 05/01/25 (Call 04/01/25)	1,775	1,888,760
4.20%, 05/01/30 (Call 02/01/30)	895	1,004,485
		6,983,436
Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	1,646	1,507,473
2.50%, 09/15/50 (Call 03/15/50)	3,348	2,915,271
3.40%, 09/15/26 (Call 06/15/26)	1,970	2,110,264
3.40%, 06/15/27 (Call 03/15/27)	1,825	1,966,784
4.50%, 06/15/47 (Call 12/15/46)	3,352	4,051,629
Adobe Inc.
1.70%, 02/01/23	2,011	2,037,847
1.90%, 02/01/25 (Call 01/01/25)	2,408	2,459,772
2.15%, 02/01/27 (Call 12/01/26)	2,446	2,518,842
2.30%, 02/01/30 (Call 11/01/29)	5,128	5,235,534
3.25%, 02/01/25 (Call 11/01/24)	2,733	2,893,864
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	2,540	2,513,914
2.85%, 01/15/30 (Call 10/15/29)	1,467	1,524,800
3.50%, 06/15/27 (Call 03/15/27)	3,790	4,087,174
3.60%, 12/15/22 (Call 09/15/22)	2,120	2,166,831
4.38%, 06/15/25 (Call 03/15/25)	2,727	2,982,165
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	3,515	3,546,178
2.90%, 12/01/29 (Call 09/01/29)	5,301	5,448,474
3.40%, 06/27/26 (Call 03/27/26)	1,989	2,126,122
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	1,041	1,144,455
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	1,800	1,946,034
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	3,730	3,621,718
3.30%, 03/01/30 (Call 12/01/29)	2,905	2,947,035
4.50%, 12/01/27 (Call 09/01/27)	4,922	5,356,908
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	2,022	1,937,298
2.95%, 02/15/51 (Call 08/15/50)	2,780	2,688,816
4.80%, 03/01/26 (Call 12/01/25)	3,958	4,443,409
Fidelity National Information Services Inc.
0.38%, 03/01/23	5,650	5,623,445
0.60%, 03/01/24	3,170	3,125,652
1.15%, 03/01/26 (Call 02/01/26)	4,613	4,500,443
1.65%, 03/01/28 (Call 01/01/28)	4,250	4,107,328
2.25%, 03/01/31 (Call 12/01/30)	4,055	3,967,453
3.10%, 03/01/41 (Call 09/01/40)	3,965	3,969,441
4.50%, 08/15/46 (Call 02/15/46)	1,647	2,035,148

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	$1,124	$1,142,524
2.65%, 06/01/30 (Call 03/01/30)	6,179	6,236,959
2.75%, 07/01/24 (Call 06/01/24)	6,364	6,586,295
3.20%, 07/01/26 (Call 05/01/26)	8,289	8,750,200
3.50%, 07/01/29 (Call 04/01/29)	10,457	11,161,906
3.80%, 10/01/23 (Call 09/01/23)	3,126	3,280,768
3.85%, 06/01/25 (Call 03/01/25)	3,970	4,252,902
4.20%, 10/01/28 (Call 07/01/28)	2,462	2,754,633
4.40%, 07/01/49 (Call 01/01/49)	5,230	6,264,180
Intuit Inc.
0.65%, 07/15/23	4,561	4,554,432
0.95%, 07/15/25 (Call 06/15/25)	5,570	5,502,882
1.35%, 07/15/27 (Call 05/15/27)	5,728	5,626,672
1.65%, 07/15/30 (Call 04/15/30)	4,522	4,377,206
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	7,139	7,290,632
2.38%, 05/01/23 (Call 02/01/23)	4,290	4,380,691
2.40%, 08/08/26 (Call 05/08/26)	11,712	12,222,643
2.53%, 06/01/50 (Call 12/01/49)	32,739	32,480,689
2.68%, 06/01/60 (Call 12/01/59)	13,133	13,211,141
2.70%, 02/12/25 (Call 11/12/24)	7,315	7,673,069
2.88%, 02/06/24 (Call 12/06/23)	9,635	10,029,072
2.92%, 03/17/52 (Call 09/17/51)	39,786	42,287,346
3.04%, 03/17/62 (Call 09/17/61)	7,579	8,268,234
3.13%, 11/03/25 (Call 08/03/25)	5,131	5,475,444
3.30%, 02/06/27 (Call 11/06/26)	12,605	13,671,383
3.45%, 08/08/36 (Call 02/08/36)	3,826	4,400,665
3.50%, 02/12/35 (Call 08/12/34)	9,796	11,253,057
3.50%, 11/15/42	710	814,931
3.63%, 12/15/23 (Call 09/15/23)	6,955	7,322,502
3.70%, 08/08/46 (Call 02/08/46)	390	473,023
3.75%, 02/12/45 (Call 08/12/44)	310	375,658
3.95%, 08/08/56 (Call 02/08/56)	375	477,143
4.10%, 02/06/37 (Call 08/06/36)	400	490,140
4.20%, 11/03/35 (Call 05/03/35)	45	55,535
4.25%, 02/06/47 (Call 08/06/46)	475	621,129
4.45%, 11/03/45 (Call 05/03/45)	220	296,791
4.50%, 10/01/40	60	78,187
4.50%, 02/06/57 (Call 08/06/56)	100	142,257
4.75%, 11/03/55 (Call 05/03/55)	1	936
5.30%, 02/08/41	100	142,004
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	6,925	6,889,613
2.30%, 03/25/28 (Call 01/25/28)	8,635	8,683,788
2.40%, 09/15/23 (Call 07/15/23)	6,940	7,099,551
2.50%, 04/01/25 (Call 03/01/25)	8,389	8,649,982
2.63%, 02/15/23 (Call 01/15/23)	7,225	7,375,714
2.65%, 07/15/26 (Call 04/15/26)	13,731	14,169,843
2.80%, 04/01/27 (Call 02/01/27)	6,797	7,042,032
2.88%, 03/25/31 (Call 12/25/30)	8,966	9,179,660
2.95%, 11/15/24 (Call 09/15/24)	3,932	4,106,856
2.95%, 05/15/25 (Call 02/15/25)	6,889	7,195,698
2.95%, 04/01/30 (Call 01/01/30)	12,935	13,348,661
3.25%, 11/15/27 (Call 08/15/27)	6,647	7,036,049
3.25%, 05/15/30 (Call 02/15/30)	8,475	8,965,533
3.40%, 07/08/24 (Call 04/08/24)	7,274	7,648,393
3.60%, 04/01/40 (Call 10/01/39)	8,010	8,313,339
3.60%, 04/01/50 (Call 10/01/49)	16,786	16,993,811
3.63%, 07/15/23	3,242	3,386,528
Security	Par (000)	Value

Software (continued)
3.65%, 03/25/41 (Call 09/25/40)	$5,703	$5,979,824
3.80%, 11/15/37 (Call 05/15/37)	7,408	7,895,965
3.85%, 07/15/36 (Call 01/15/36)	5,517	5,967,849
3.85%, 04/01/60 (Call 10/01/59)	11,452	11,928,403
3.90%, 05/15/35 (Call 11/15/34)	4,270	4,652,421
3.95%, 03/25/51 (Call 09/25/50)	6,635	7,141,317
4.00%, 07/15/46 (Call 01/15/46)	8,618	9,306,492
4.00%, 11/15/47 (Call 05/15/47)	5,757	6,192,862
4.10%, 03/25/61 (Call 09/25/60)	4,900	5,356,288
4.13%, 05/15/45 (Call 11/15/44)	6,914	7,592,402
4.30%, 07/08/34 (Call 01/08/34)	6,752	7,637,187
4.38%, 05/15/55 (Call 11/15/54)	7,849	9,013,164
4.50%, 07/08/44 (Call 01/08/44)	4,688	5,407,889
5.38%, 07/15/40	11,424	14,371,506
6.13%, 07/08/39	4,839	6,598,993
6.50%, 04/15/38	5,225	7,333,758
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,017	1,969,439
1.40%, 09/15/27 (Call 07/15/27)	3,004	2,914,661
1.75%, 02/15/31 (Call 11/15/30)	2,275	2,129,719
2.00%, 06/30/30 (Call 03/30/30)	2,744	2,650,841
2.35%, 09/15/24 (Call 08/15/24)	3,645	3,752,746
2.95%, 09/15/29 (Call 06/15/29)	3,010	3,150,176
3.65%, 09/15/23 (Call 08/15/23)	2,313	2,418,681
3.80%, 12/15/26 (Call 09/15/26)	2,747	2,992,829
3.85%, 12/15/25 (Call 09/15/25)	2,566	2,780,979
4.20%, 09/15/28 (Call 06/15/28)	1,944	2,192,210
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	500	495,855
1.50%, 07/15/28 (Call 05/15/28)	640	630,586
1.95%, 07/15/31 (Call 04/15/31)	1,405	1,392,903
2.70%, 07/15/41 (Call 01/15/41)	1,025	1,033,702
2.90%, 07/15/51 (Call 01/15/51)	1,420	1,471,546
3.05%, 07/15/61 (Call 01/15/61)	1,020	1,073,550
3.25%, 04/11/23 (Call 03/11/23)	6,107	6,309,813
3.70%, 04/11/28 (Call 01/11/28)	7,248	8,087,391
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	8,179	7,632,806
VMware Inc.
0.60%, 08/15/23	230	228,730
1.40%, 08/15/26 (Call 07/15/26)	300	293,388
1.80%, 08/15/28 (Call 06/15/28)	10	9,701
3.90%, 08/21/27 (Call 05/21/27)	3,099	3,376,856
4.50%, 05/15/25 (Call 04/15/25)	1,376	1,502,798
4.65%, 05/15/27 (Call 03/15/27)	3,192	3,604,981
4.70%, 05/15/30 (Call 02/15/30)	640	741,734
		691,233,374
Telecommunications — 1.2%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,215	5,426,573
3.63%, 04/22/29 (Call 01/22/29)	1,371	1,488,632
4.38%, 07/16/42	4,835	5,828,544
4.38%, 04/22/49 (Call 10/22/48)	3,811	4,744,390
6.13%, 11/15/37	3,525	4,827,241
6.13%, 03/30/40	4,631	6,544,205
6.38%, 03/01/35	3,496	4,889,331
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	670	666,503
1.65%, 02/01/28 (Call 12/01/27)	8,881	8,647,518
1.70%, 03/25/26 (Call 03/25/23)	805	804,050
2.25%, 02/01/32 (Call 11/01/31)	11,085	10,689,487

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.30%, 06/01/27 (Call 04/01/27)	$2,217	$2,253,603
2.55%, 12/01/33 (Call 09/01/33)	38,144	36,898,217
2.63%, 12/01/22 (Call 09/01/22)	2,515	2,553,027
2.75%, 06/01/31 (Call 03/01/31)	12,521	12,707,939
2.95%, 07/15/26 (Call 04/15/26)	1,405	1,480,336
3.10%, 02/01/43 (Call 08/01/42)	5,595	5,400,294
3.30%, 02/01/52 (Call 08/01/51)	6,702	6,544,369
3.40%, 05/15/25 (Call 02/15/25)	1,077	1,143,634
3.50%, 06/01/41 (Call 12/01/40)	8,215	8,425,058
3.50%, 09/15/53 (Call 03/15/53)	34,761	35,109,653
3.50%, 02/01/61 (Call 08/01/60)	4,786	4,687,073
3.55%, 09/15/55 (Call 03/15/55)	36,233	36,575,764
3.60%, 07/15/25 (Call 04/15/25)	151	161,753
3.65%, 06/01/51 (Call 12/01/50)	6,955	7,217,064
3.65%, 09/15/59 (Call 03/15/59)	23,034	23,358,549
3.80%, 03/01/24 (Call 01/01/24)	130	137,192
3.80%, 02/15/27 (Call 11/15/26)	517	560,020
3.80%, 12/01/57 (Call 06/01/57)	20,991	21,932,027
3.85%, 06/01/60 (Call 12/01/59)	6,205	6,504,950
3.88%, 01/15/26 (Call 10/15/25)	881	954,828
3.90%, 03/11/24 (Call 12/11/23)	1,926	2,030,100
3.95%, 01/15/25 (Call 10/15/24)	6,150	6,601,164
4.05%, 12/15/23	739	785,180
4.10%, 02/15/28 (Call 11/15/27)	830	925,873
4.13%, 02/17/26 (Call 11/17/25)	1,175	1,285,932
4.25%, 03/01/27 (Call 12/01/26)	90	99,596
4.30%, 02/15/30 (Call 11/15/29)	8,592	9,705,523
4.30%, 12/15/42 (Call 06/15/42)	1,023	1,153,085
4.35%, 03/01/29 (Call 12/01/28)	11,159	12,515,376
4.35%, 06/15/45 (Call 12/15/44)	665	756,211
4.45%, 04/01/24 (Call 01/01/24)	4,463	4,770,992
4.50%, 05/15/35 (Call 11/15/34)	10,471	12,058,299
4.50%, 03/09/48 (Call 09/09/47)	1,240	1,469,301
4.55%, 03/09/49 (Call 09/09/48)	1,749	2,083,864
4.65%, 06/01/44 (Call 12/01/43)	1,684	1,984,863
4.75%, 05/15/46 (Call 11/15/45)	596	724,879
4.80%, 06/15/44 (Call 12/15/43)	655	788,993
4.85%, 03/01/39 (Call 09/01/38)	9,647	11,563,280
4.85%, 07/15/45 (Call 01/15/45)	1,038	1,260,090
4.90%, 08/15/37 (Call 02/14/37)	3,398	4,099,211
4.90%, 06/15/42	4,911	5,986,067
5.15%, 03/15/42	480	598,440
5.15%, 11/15/46 (Call 05/15/46)	351	448,810
5.15%, 02/15/50 (Call 08/14/49)	695	890,573
5.25%, 03/01/37 (Call 09/01/36)	400	495,372
5.35%, 09/01/40	446	563,057
5.45%, 03/01/47 (Call 09/01/46)	1,092	1,448,582
5.55%, 08/15/41	319	416,636
5.65%, 02/15/47 (Call 08/15/46)	265	354,543
5.70%, 03/01/57 (Call 09/01/56)	227	313,310
6.00%, 08/15/40 (Call 05/15/40)	1,114	1,522,437
6.15%, 09/15/34	2,127	2,784,115
6.25%, 03/29/41	435	605,816
6.30%, 01/15/38	150	204,312
6.38%, 03/01/41	959	1,368,531
6.55%, 02/15/39	211	292,767
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	2,290	2,826,455
4.46%, 04/01/48 (Call 10/01/47)	3,916	4,927,385
Series US-3, 0.75%, 03/17/24	410	406,392
Security	Par (000)	Value

Telecommunications (continued)
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	$2,199	$2,465,827
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	490	506,954
Bell Telephone Co of Canada or Bell Canada (The),
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	1,200	1,174,500
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	3,049	3,243,465
5.13%, 12/04/28 (Call 09/04/28)	4,083	4,632,572
9.63%, 12/15/30	6,966	10,361,577
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,797	2,869,191
2.50%, 09/20/26 (Call 06/20/26)	2,407	2,534,282
2.60%, 02/28/23	4,211	4,317,749
2.95%, 02/28/26	1,364	1,455,252
3.50%, 06/15/25	2,178	2,356,618
3.63%, 03/04/24	3,802	4,040,005
5.50%, 01/15/40	6,956	9,787,162
5.90%, 02/15/39	7,775	11,274,139
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(b)	2,773	3,197,186
4.38%, 11/15/57 (Call 05/15/57)	2,252	2,772,144
4.70%, 03/15/37	538	647,467
4.75%, 03/15/42	624	802,645
5.35%, 11/15/48 (Call 05/15/48)	1,740	2,422,411
5.45%, 11/15/79 (Call 05/19/79)	2,973	4,035,342
5.75%, 08/15/40	2,822	3,853,695
5.85%, 11/15/68 (Call 05/15/68)	1,880	2,846,621
Deutsche Telekom International Finance BV
8.75%, 06/15/30	8,320	12,176,653
9.25%, 06/01/32	2,652	4,268,845
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	265	261,862
2.00%, 12/10/30 (Call 09/10/30)	926	884,173
3.75%, 08/15/29 (Call 05/15/29)	2,701	2,942,361
5.95%, 03/15/41	2,684	3,572,887
Koninklijke KPN NV, 8.38%, 10/01/30	777	1,108,064
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	866	846,108
2.75%, 05/24/31 (Call 02/24/31)	3,325	3,350,237
4.00%, 09/01/24	3,930	4,192,720
4.60%, 02/23/28 (Call 11/23/27)	3,532	4,034,250
4.60%, 05/23/29 (Call 02/23/29)	2,381	2,730,650
5.50%, 09/01/44	2,093	2,736,095
Orange SA
5.38%, 01/13/42	4,098	5,451,078
5.50%, 02/06/44 (Call 08/06/43)	1,724	2,372,983
9.00%, 03/01/31	7,305	11,227,785
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,847	2,986,389
3.00%, 03/15/23 (Call 12/15/22)	968	988,357
3.63%, 12/15/25 (Call 09/15/25)	3,323	3,550,127
3.70%, 11/15/49 (Call 05/15/49)	4,058	4,274,657
4.10%, 10/01/23 (Call 07/01/23)	4,682	4,905,846
4.30%, 02/15/48 (Call 08/15/47)	2,022	2,311,550
4.35%, 05/01/49 (Call 11/01/48)	2,743	3,185,885
4.50%, 03/15/43 (Call 09/15/42)	2,313	2,670,960
5.00%, 03/15/44 (Call 09/15/43)	4,083	5,034,012
5.45%, 10/01/43 (Call 04/01/43)	3,183	4,135,449
7.50%, 08/15/38	1,641	2,486,181
Telefonica Emisiones SA
4.10%, 03/08/27	3,900	4,301,895

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.67%, 03/06/38	$5,603	$6,492,364
4.90%, 03/06/48	2,781	3,366,818
5.21%, 03/08/47	8,819	11,045,533
5.52%, 03/01/49 (Call 09/01/48)	3,990	5,207,708
7.05%, 06/20/36	7,675	11,017,155
Telefonica Europe BV, 8.25%, 09/15/30	2,634	3,752,818
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,440	2,545,652
3.70%, 09/15/27 (Call 06/15/27)	3,543	3,872,145
4.30%, 06/15/49 (Call 12/15/48)	2,447	3,027,012
4.60%, 11/16/48 (Call 05/16/48)	3,642	4,744,215
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	841	829,991
2.05%, 02/15/28 (Call 12/15/27)	7,245	7,132,195
2.25%, 11/15/31 (Call 08/15/31)	6,589	6,331,172
2.55%, 02/15/31 (Call 11/15/30)	10,867	10,731,380
3.00%, 02/15/41 (Call 08/15/40)	7,466	7,123,460
3.30%, 02/15/51 (Call 08/15/50)	6,379	6,238,726
3.40%, 10/15/52 (Call 04/15/52)(c)	2,275	2,266,309
3.50%, 04/15/25 (Call 03/15/25)	12,878	13,633,423
3.60%, 11/15/60 (Call 05/15/60)	3,105	3,090,127
3.60%, 11/15/60 (Call 05/15/60)(c)	2,575	2,562,305
3.75%, 04/15/27 (Call 02/15/27)	10,994	11,821,408
3.88%, 04/15/30 (Call 01/15/30)	28,459	30,927,534
4.38%, 04/15/40 (Call 10/15/39)	8,070	9,171,878
4.50%, 04/15/50 (Call 10/15/49)	12,078	14,203,486
Verizon Communications Inc.
0.75%, 03/22/24	1,510	1,499,762
0.85%, 11/20/25 (Call 10/20/25)	5,826	5,663,047
1.45%, 03/20/26 (Call 02/20/26)	4,220	4,186,831
1.50%, 09/18/30 (Call 06/18/30)	395	370,036
1.68%, 10/30/30 (Call 07/30/30)	1,645	1,552,304
1.75%, 01/20/31 (Call 10/20/30)	7,395	6,997,741
2.10%, 03/22/28 (Call 01/22/28)	10,508	10,504,427
2.36%, 03/15/32 (Call 12/15/31)(c)	19,031	18,819,375
2.55%, 03/21/31 (Call 12/21/30)	10,545	10,659,097
2.63%, 08/15/26	12,779	13,311,373
2.65%, 11/20/40 (Call 05/20/40)	11,648	11,171,597
2.85%, 09/03/41 (Call 03/03/41)	2,835	2,814,928
2.88%, 11/20/50 (Call 05/20/50)	11,568	11,230,330
2.99%, 10/30/56 (Call 04/30/56)	15,584	15,088,896
3.00%, 03/22/27 (Call 01/22/27)	2,892	3,053,374
3.00%, 11/20/60 (Call 05/20/60)	5,776	5,579,096
3.15%, 03/22/30 (Call 12/22/29)	7,209	7,642,838
3.38%, 02/15/25	5,868	6,232,109
3.40%, 03/22/41 (Call 09/22/40)	7,615	8,086,749
3.50%, 11/01/24 (Call 08/01/24)	3,684	3,916,902
3.55%, 03/22/51 (Call 09/22/50)	15,918	17,450,744
3.70%, 03/22/61 (Call 09/22/60)	6,575	7,265,901
3.85%, 11/01/42 (Call 05/01/42)	6,436	7,217,266
3.88%, 02/08/29 (Call 11/08/28)	5,865	6,506,807
4.00%, 03/22/50 (Call 09/22/49)	3,752	4,372,881
4.02%, 12/03/29 (Call 09/03/29)	10,744	12,034,569
4.13%, 03/16/27	8,463	9,413,649
4.13%, 08/15/46	5,060	5,956,430
4.27%, 01/15/36	7,509	8,855,063
4.33%, 09/21/28	20,136	22,949,805
4.40%, 11/01/34 (Call 05/01/34)	11,517	13,498,500
4.50%, 08/10/33	12,626	14,896,912
4.75%, 11/01/41	4,526	5,683,162

Security	Par (000)	Value

Telecommunications (continued)
4.81%, 03/15/39	$6,760	$8,486,166
4.86%, 08/21/46	13,789	18,155,425
5.25%, 03/16/37	4,370	5,746,157
5.50%, 03/16/47	3,697	5,261,496
5.85%, 09/15/35	637	855,211
6.55%, 09/15/43	1,898	2,986,636
7.75%, 12/01/30	279	398,895
Vodafone Group PLC
2.95%, 02/19/23	20	20,505
3.75%, 01/16/24	25	26,472
4.13%, 05/30/25	5,112	5,564,361
4.25%, 09/17/50	5,054	5,845,557
4.38%, 05/30/28	886	1,000,817
4.38%, 02/19/43	7,402	8,672,479
4.88%, 06/19/49	1,108	1,391,316
5.00%, 05/30/38	5,382	6,719,858
5.13%, 06/19/59	4,736	6,207,854
5.25%, 05/30/48	10,869	14,136,765
6.15%, 02/27/37	5,296	7,193,927
6.25%, 11/30/32	1,438	1,903,308
7.88%, 02/15/30	3,470	4,866,467
		1,127,919,086
Textiles — 0.0%
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	1,700	1,832,957
3.85%, 02/01/23 (Call 11/01/22)	2,453	2,521,561
		4,354,518
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	2,898	3,028,323
3.50%, 09/15/27 (Call 06/15/27)	3,169	3,424,548
3.55%, 11/19/26 (Call 09/19/26)	1,584	1,702,087
3.90%, 11/19/29 (Call 08/19/29)	2,025	2,228,634
5.10%, 05/15/44 (Call 11/15/43)	2,541	3,113,767
6.35%, 03/15/40	2,244	3,136,776
		16,634,135
Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	1,007	1,137,870
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	815	828,244
3.00%, 03/15/23 (Call 12/15/22)	2,656	2,719,399
3.00%, 04/01/25 (Call 01/01/25)	2,730	2,890,742
3.05%, 02/15/51 (Call 08/15/50)	3,737	3,917,236
3.25%, 06/15/27 (Call 03/15/27)	4,633	5,025,461
3.30%, 09/15/51 (Call 03/15/51)	3,670	4,025,256
3.40%, 09/01/24 (Call 06/01/24)	2,648	2,803,861
3.55%, 02/15/50 (Call 08/15/49)	2,159	2,458,173
3.65%, 09/01/25 (Call 06/01/25)	1,429	1,544,520
3.75%, 04/01/24 (Call 01/01/24)	3,643	3,853,675
3.85%, 09/01/23 (Call 06/01/23)	3,909	4,093,505
3.90%, 08/01/46 (Call 02/01/46)	2,931	3,471,183
4.05%, 06/15/48 (Call 12/15/47)	2,748	3,350,499
4.13%, 06/15/47 (Call 12/15/46)	1,690	2,065,349
4.15%, 04/01/45 (Call 10/01/44)	4,113	5,019,875
4.15%, 12/15/48 (Call 06/15/48)	1,685	2,083,283
4.38%, 09/01/42 (Call 03/01/42)	3,087	3,797,751
4.40%, 03/15/42 (Call 09/15/41)	2,187	2,708,293
4.45%, 03/15/43 (Call 09/15/42)	3,910	4,825,370

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.55%, 09/01/44 (Call 03/01/44)	$2,248	$2,844,192
4.70%, 09/01/45 (Call 03/01/45)	2,594	3,408,646
4.90%, 04/01/44 (Call 10/01/43)	2,209	2,918,244
4.95%, 09/15/41 (Call 03/15/41)	1,788	2,345,981
5.05%, 03/01/41 (Call 09/01/40)	1,255	1,648,129
5.15%, 09/01/43 (Call 03/01/43)	3,050	4,124,210
5.40%, 06/01/41 (Call 12/01/40)	2,307	3,137,312
5.75%, 05/01/40 (Call 11/01/39)	2,226	3,097,145
6.15%, 05/01/37	1,137	1,643,545
6.20%, 08/15/36	730	1,046,214
7.00%, 12/15/25	1,339	1,628,278
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	2,317	2,177,748
2.75%, 03/01/26 (Call 12/01/25)	2,828	2,972,285
2.95%, 11/21/24 (Call 08/21/24)	3,873	4,059,291
3.20%, 08/02/46 (Call 02/02/46)	2,724	2,924,405
3.65%, 02/03/48 (Call 08/03/47)	2,384	2,740,360
4.45%, 01/20/49 (Call 07/20/48)	2,200	2,852,916
6.20%, 06/01/36	618	867,981
6.25%, 08/01/34	910	1,267,694
6.38%, 11/15/37	447	647,636
6.90%, 07/15/28	1,160	1,519,194
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	25	25,000
1.75%, 12/02/26 (Call 11/02/26)	950	951,206
2.05%, 03/05/30 (Call 12/05/29)	1,571	1,555,494
2.45%, 12/02/31 (Call 09/02/31)	2,050	2,075,297
2.90%, 02/01/25 (Call 11/01/24)(b)	5,109	5,353,006
3.00%, 12/02/41 (Call 06/02/41)	1,395	1,421,100
3.10%, 12/02/51 (Call 06/02/51)	1,775	1,827,469
4.00%, 06/01/28 (Call 03/01/28)	3,463	3,875,374
4.80%, 09/15/35 (Call 03/15/35)	2,118	2,629,688
4.80%, 08/01/45 (Call 02/01/45)	2,177	2,836,413
5.95%, 05/15/37	1,088	1,493,661
6.13%, 09/15/2115 (Call 03/15/15)	2,214	3,351,442
7.13%, 10/15/31	4,247	5,917,642
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	2,200	2,477,090
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,683	1,711,224
2.50%, 05/15/51 (Call 11/15/50)	331	308,452
2.60%, 11/01/26 (Call 08/01/26)	3,348	3,516,706
3.25%, 06/01/27 (Call 03/01/27)	4,941	5,276,692
3.35%, 11/01/25 (Call 08/01/25)	5,399	5,788,214
3.35%, 09/15/49 (Call 03/15/49)	2,809	3,037,653
3.40%, 08/01/24 (Call 05/01/24)	2,949	3,117,919
3.80%, 03/01/28 (Call 12/01/27)	2,691	2,962,764
3.80%, 11/01/46 (Call 05/01/46)	3,809	4,382,788
3.80%, 04/15/50 (Call 10/15/49)	2,986	3,502,369
3.95%, 05/01/50 (Call 11/01/49)	2,696	3,234,337
4.10%, 03/15/44 (Call 09/15/43)	3,138	3,699,200
4.25%, 03/15/29 (Call 12/15/28)	3,381	3,847,308
4.25%, 11/01/66 (Call 05/01/66)	2,103	2,624,250
4.30%, 03/01/48 (Call 09/01/47)	1,563	1,920,880
4.40%, 03/01/43 (Call 09/01/42)	1,140	1,374,943
4.50%, 03/15/49 (Call 09/15/48)	3,346	4,275,318
4.50%, 08/01/54 (Call 02/01/54)	1,760	2,274,061
4.65%, 03/01/68 (Call 09/01/67)	660	879,549
4.75%, 05/30/42 (Call 11/30/41)	2,690	3,380,953
4.75%, 11/15/48 (Call 05/15/48)	1,566	2,071,912
Security	Par (000)	Value

Transportation (continued)
5.50%, 04/15/41 (Call 10/15/40)	$624	$844,278
6.00%, 10/01/36	1,197	1,660,155
6.15%, 05/01/37	1,200	1,695,708
6.22%, 04/30/40	2,193	3,176,582
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	3,125	3,133,375
3.10%, 08/05/29 (Call 05/05/29)	4,099	4,355,556
3.25%, 04/01/26 (Call 01/01/26)	4,185	4,489,835
3.25%, 05/15/41 (Call 11/15/40)	2,430	2,486,133
3.40%, 02/15/28 (Call 11/15/27)	3,463	3,771,449
3.88%, 08/01/42	1,005	1,105,379
3.90%, 02/01/35	3,930	4,408,831
4.05%, 02/15/48 (Call 08/15/47)	1,290	1,474,057
4.10%, 04/15/43	1,850	2,097,844
4.10%, 02/01/45	2,960	3,328,994
4.20%, 10/17/28 (Call 07/17/28)	379	432,610
4.25%, 05/15/30 (Call 02/15/30)	3,677	4,187,441
4.40%, 01/15/47 (Call 07/15/46)	3,745	4,463,029
4.55%, 04/01/46 (Call 10/01/45)	5,140	6,241,451
4.75%, 11/15/45 (Call 05/15/45)	4,662	5,795,239
4.90%, 01/15/34	2,334	2,846,523
4.95%, 10/17/48 (Call 04/17/48)	1,501	1,940,553
5.10%, 01/15/44	2,927	3,760,639
5.25%, 05/15/50 (Call 11/15/49)	4,496	6,080,390
Series 2020-1, Class AA, 1.88%, 08/20/35	818	806,882
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	3,524	3,826,853
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,574	1,647,065
3.00%, 05/15/23 (Call 02/15/23)	2,666	2,740,675
3.50%, 05/01/50 (Call 11/01/49)	1,041	1,142,508
4.20%, 11/15/69 (Call 05/15/69)	1,805	2,189,808
4.30%, 05/15/43 (Call 11/15/42)	2,071	2,462,668
4.70%, 05/01/48 (Call 11/01/47)	535	678,573
4.95%, 08/15/45 (Call 02/15/45)	1,962	2,582,502
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,772	4,091,300
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	3,920	3,958,416
2.55%, 11/01/29 (Call 08/01/29)	2,151	2,224,779
2.90%, 02/15/23 (Call 11/15/22)	3,494	3,565,592
2.90%, 06/15/26 (Call 03/15/26)	2,768	2,917,444
2.90%, 08/25/51 (Call 02/25/51)	1,198	1,205,044
3.05%, 05/15/50 (Call 11/15/49)	3,957	4,078,480
3.15%, 06/01/27 (Call 03/01/27)	1,774	1,893,213
3.16%, 05/15/55 (Call 11/15/54)	3,335	3,476,171
3.40%, 11/01/49 (Call 05/01/49)	2,364	2,583,545
3.65%, 08/01/25 (Call 06/01/25)	2,475	2,663,347
3.80%, 08/01/28 (Call 05/01/28)	2,136	2,382,922
3.85%, 01/15/24 (Call 10/15/23)	3,856	4,058,633
3.94%, 11/01/47 (Call 05/01/47)	3,289	3,890,427
3.95%, 10/01/42 (Call 04/01/42)	987	1,147,901
4.05%, 08/15/52 (Call 02/15/52)	1,449	1,758,043
4.10%, 05/15/49 (Call 11/15/48)	1,185	1,438,863
4.10%, 05/15/2121 (Call 11/15/20)	2,690	3,133,258
4.15%, 02/28/48 (Call 08/28/47)	2,865	3,464,816
4.45%, 06/15/45 (Call 12/15/44)	2,407	3,003,671
4.65%, 01/15/46 (Call 07/15/45)	1,939	2,494,291
4.84%, 10/01/41	2,892	3,709,279
5.10%, 08/01/2118 (Call 02/01/18)	220	297,902
7.80%, 05/15/27	50	65,271

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	$1,310	$1,299,271
2.50%, 09/01/24 (Call 08/01/24)	2,977	3,077,325
2.90%, 12/01/26 (Call 10/01/26)	1,567	1,638,471
3.35%, 09/01/25 (Call 08/01/25)	820	871,988
3.40%, 03/01/23 (Call 02/01/23)	1,425	1,468,220
3.65%, 03/18/24 (Call 02/18/24)	2,551	2,694,213
3.75%, 06/09/23 (Call 05/09/23)	2,019	2,101,416
3.88%, 12/01/23 (Call 11/01/23)	1,839	1,939,465
4.63%, 06/01/25 (Call 05/01/25)	1,703	1,877,932
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,734	1,775,876
2.38%, 05/20/31 (Call 02/20/31)	3,160	3,226,170
2.40%, 02/05/30 (Call 11/05/29)	2,097	2,143,658
2.75%, 04/15/23 (Call 01/15/23)	1,776	1,815,445
2.75%, 03/01/26 (Call 12/01/25)	4,005	4,205,811
2.89%, 04/06/36 (Call 01/06/36)	2,460	2,571,487
2.95%, 01/15/23 (Call 10/15/22)	330	336,402
2.95%, 03/10/52 (Call 09/10/51)	1,915	1,964,598
2.97%, 09/16/62 (Call 03/16/62)	745	750,595
3.00%, 04/15/27 (Call 01/15/27)(b)	2,981	3,167,551
3.15%, 03/01/24 (Call 02/01/24)	3,673	3,846,806
3.20%, 05/20/41 (Call 11/20/40)	1,510	1,616,666
3.25%, 01/15/25 (Call 10/15/24)	2,459	2,601,352
3.25%, 08/15/25 (Call 05/15/25)	3,230	3,450,124
3.25%, 02/05/50 (Call 08/05/49)	5,036	5,462,751
3.35%, 08/15/46 (Call 02/15/46)	1,596	1,741,172
3.38%, 02/01/35 (Call 08/01/34)	1,966	2,147,816
3.50%, 06/08/23 (Call 05/08/23)	2,465	2,564,512
3.55%, 08/15/39 (Call 02/15/39)	2,280	2,546,646
3.55%, 05/20/61 (Call 11/20/60)	880	992,341
3.60%, 09/15/37 (Call 03/15/37)	3,879	4,379,003
3.65%, 02/15/24 (Call 11/15/23)	791	831,808
3.70%, 03/01/29 (Call 12/01/28)	3,050	3,384,676
3.75%, 03/15/24 (Call 12/15/23)	3,207	3,385,053
3.75%, 07/15/25 (Call 05/15/25)	2,635	2,851,834
3.75%, 02/05/70 (Call 08/05/69)	1,530	1,780,537
3.80%, 10/01/51 (Call 04/01/51)	2,948	3,474,749
3.80%, 04/06/71 (Call 10/06/70)	815	960,812
3.84%, 03/20/60 (Call 09/20/59)	3,931	4,663,463
3.88%, 02/01/55 (Call 08/01/54)	918	1,085,985
3.95%, 09/10/28 (Call 06/10/28)	5,369	6,023,911
3.95%, 08/15/59 (Call 02/15/59)	2,175	2,634,751
4.00%, 04/15/47 (Call 10/15/46)	2,149	2,589,846
4.05%, 11/15/45 (Call 05/15/45)	2,891	3,483,192
4.05%, 03/01/46 (Call 09/01/45)	3,165	3,809,521
4.10%, 09/15/67 (Call 03/15/67)	1,516	1,876,778
4.30%, 03/01/49 (Call 09/01/48)	2,319	2,928,711
4.50%, 09/10/48 (Call 03/10/48)	2,343	3,044,283
6.63%, 02/01/29	905	1,172,753
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,323	2,393,805
2.40%, 11/15/26 (Call 08/15/26)	2,232	2,332,797
2.50%, 04/01/23 (Call 03/01/23)	4,888	4,998,322
2.50%, 09/01/29 (Call 06/01/29)	2,538	2,649,494
2.80%, 11/15/24 (Call 09/15/24)(b)	3,097	3,241,940
3.05%, 11/15/27 (Call 08/15/27)	5,861	6,333,631
3.40%, 03/15/29 (Call 12/15/28)	3,499	3,820,733
3.40%, 11/15/46 (Call 05/15/46)	1,351	1,536,344
3.40%, 09/01/49 (Call 03/01/49)	3,116	3,586,391
Security	Par (000)	Value

Transportation (continued)
3.63%, 10/01/42	$1,190	$1,374,866
3.75%, 11/15/47 (Call 05/15/47)	3,017	3,636,933
3.90%, 04/01/25 (Call 03/01/25)	3,518	3,810,487
4.25%, 03/15/49 (Call 09/15/48)	3,768	4,902,545
4.45%, 04/01/30 (Call 01/01/30)	1,167	1,375,846
4.88%, 11/15/40 (Call 05/15/40)	1,408	1,862,207
5.20%, 04/01/40 (Call 10/01/39)	1,049	1,421,374
5.30%, 04/01/50 (Call 10/01/49)	4,137	6,163,220
6.20%, 01/15/38	5,462	7,955,731
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	4,350	4,300,584
1.50%, 09/22/28 (Call 07/22/28)(b)	4,400	4,359,916
1.80%, 09/22/31 (Call 06/22/31)	7,200	7,117,056
2.50%, 09/22/41 (Call 03/22/41)	3,756	3,814,932
2.65%, 09/22/51 (Call 03/22/51)	5,375	5,553,719
		575,625,137
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,166	2,056,812
3.10%, 06/01/51 (Call 12/01/50)	1,350	1,339,254
3.25%, 03/30/25 (Call 12/30/24)	1,350	1,414,922
3.25%, 09/15/26 (Call 06/15/26)	1,271	1,346,586
3.50%, 03/15/28 (Call 12/15/27)	1,773	1,916,897
3.85%, 03/30/27 (Call 12/30/26)	2,355	2,556,918
4.00%, 06/30/30 (Call 03/30/30)	1,666	1,855,174
4.35%, 02/15/24 (Call 01/15/24)	2,183	2,328,606
4.55%, 11/07/28 (Call 08/07/28)	2,273	2,613,155
4.70%, 04/01/29 (Call 01/01/29)	1,497	1,725,352
5.20%, 03/15/44 (Call 09/15/43)	965	1,239,465
		20,393,141
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	400	394,752

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,175	2,183,156
2.80%, 05/01/30 (Call 02/01/30)	2,574	2,673,356
2.95%, 09/01/27 (Call 06/01/27)	1,770	1,873,209
3.25%, 06/01/51 (Call 12/01/50)(b)	3,165	3,370,282
3.40%, 03/01/25 (Call 12/01/24)	4,620	4,898,910
3.45%, 06/01/29 (Call 03/01/29)	2,228	2,425,980
3.45%, 05/01/50 (Call 11/01/49)	2,429	2,657,933
3.75%, 09/01/28 (Call 06/01/28)	2,187	2,429,582
3.75%, 09/01/47 (Call 03/01/47)	3,212	3,671,027
3.85%, 03/01/24 (Call 12/01/23)	1,589	1,678,636
4.00%, 12/01/46 (Call 06/01/46)	1,085	1,279,269
4.15%, 06/01/49 (Call 12/01/48)	2,426	2,918,284
4.20%, 09/01/48 (Call 03/01/48)	794	973,873
4.30%, 12/01/42 (Call 06/01/42)	925	1,132,829
4.30%, 09/01/45 (Call 03/01/45)	2,714	3,379,907
6.59%, 10/15/37	765	1,121,964
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,795	2,798,997
2.70%, 04/15/30 (Call 01/15/30)	1,265	1,296,385
3.35%, 04/15/50 (Call 10/15/49)	3,364	3,572,164
3.57%, 05/01/29 (Call 02/01/29)	1,875	2,045,438
4.28%, 05/01/49 (Call 11/01/48)	2,012	2,456,370

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$166	$213,089
		51,050,640
Total Corporate Bonds & Notes — 26.8%
(Cost: $23,330,729,222)		24,371,569,747

Foreign Government Obligations(f)

Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	25	24,577
1.63%, 01/22/25	12,390	12,656,757
Export Development Canada
1.38%, 02/24/23	12,480	12,627,015
2.50%, 01/24/23	1,745	1,786,932
2.63%, 02/21/24	5,045	5,254,973
2.75%, 03/15/23	20	20,589
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,484,980
Series HK, 9.38%, 04/15/30	1,320	2,053,418
Series IO, 8.05%, 07/07/24	2,740	3,210,184
Province of Alberta Canada
1.00%, 05/20/25	6,265	6,236,494
1.30%, 07/22/30	3,970	3,815,686
1.88%, 11/13/24	3,100	3,178,368
2.95%, 01/23/24	750	784,815
3.30%, 03/15/28	9,796	10,799,894
3.35%, 11/01/23	8,177	8,593,945
Province of British Columbia Canada
0.90%, 07/20/26	105	103,381
1.30%, 01/29/31	470	457,522
2.25%, 06/02/26	6,930	7,239,840
6.50%, 01/15/26	163	195,962
7.25%, 09/01/36	300	488,331
Series 10, 1.75%, 09/27/24	75	76,770
Province of Manitoba Canada
2.13%, 06/22/26	3,335	3,456,561
3.05%, 05/14/24	1,935	2,037,304
Province of New Brunswick Canada, 3.63%, 02/24/28	1,821	2,049,517
Province of Ontario Canada
0.63%, 01/21/26	2,732	2,669,082
1.05%, 04/14/26	100	99,104
1.05%, 05/21/27(b)	50	48,906
1.13%, 10/07/30	10,385	9,893,790
1.60%, 02/25/31	6,515	6,432,390
1.75%, 01/24/23	9,105	9,242,303
2.00%, 10/02/29	5,270	5,397,745
2.30%, 06/15/26	8,335	8,702,490
2.50%, 04/27/26	12,684	13,347,373
3.05%, 01/29/24	3,323	3,485,894
3.20%, 05/16/24	8,138	8,597,797
3.40%, 10/17/23	6,380	6,703,275
Province of Quebec Canada
0.60%, 07/23/25	636	623,776
1.35%, 05/28/30	5,610	5,474,743
1.90%, 04/21/31	350	355,418
2.50%, 04/20/26	9,408	9,912,739
2.63%, 02/13/23	7,602	7,795,243
2.75%, 04/12/27	8,907	9,521,850
Series NJ, 7.50%, 07/15/23	250	277,373
	Par
Security	(000)	Value

Canada (continued)
Series NN, 7.13%, 02/09/24	$2,172	$2,460,854
Series PD, 7.50%, 09/15/29	5,717	8,058,740
Series QO, 2.88%, 10/16/24	9,518	10,033,876
Series QW, 2.50%, 04/09/24	170	176,752
Series QX, 1.50%, 02/11/25	6,212	6,299,651
		224,244,979
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	13,925	13,846,463
2.55%, 01/27/32 (Call 10/27/31)	10,178	10,139,527
2.55%, 07/27/33 (Call 04/27/33)	5,440	5,340,394
3.10%, 05/07/41 (Call 11/07/40)	4,026	3,972,615
3.10%, 01/22/61 (Call 07/22/60)	5,535	5,171,627
3.13%, 03/27/25	1,475	1,549,370
3.13%, 01/21/26	5,935	6,255,490
3.24%, 02/06/28 (Call 11/06/27)	9,365	9,852,917
3.25%, 09/21/71 (Call 03/21/71)	1,675	1,569,056
3.50%, 01/25/50 (Call 07/25/49)	9,690	10,025,855
3.63%, 10/30/42	1,280	1,363,008
3.86%, 06/21/47	3,050	3,347,375
		72,433,697
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	207	251,712

Germany — 0.0%
FMS Wertmanagement
2.75%, 03/06/23	1,595	1,641,558
2.75%, 01/30/24	9,090	9,485,597
		11,127,155
Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	3,136	3,306,818
5.38%, 03/25/24	10,820	11,801,158
5.75%, 11/22/23(b)	5,638	6,140,740
7.63%, 03/29/41	4,265	6,971,995
		28,220,711
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31(b)	200	192,368
2.15%, 07/28/31 (Call 04/28/31)(b)	140	136,725
2.85%, 02/14/30	4,671	4,823,181
2.95%, 01/11/23	3,008	3,075,560
3.05%, 03/12/51	200	193,790
3.20%, 09/23/61 (Call 03/23/61)	530	498,041
3.35%, 03/12/71	400	381,972
3.40%, 09/18/29	2,795	2,996,464
3.50%, 01/11/28	1,545	1,669,357
3.50%, 02/14/50	3,761	3,812,150
3.70%, 10/30/49	4,106	4,246,630
3.85%, 10/15/30(b)	9,800	10,917,298
4.10%, 04/24/28	3,515	3,916,097
4.20%, 10/15/50	8,300	9,287,451
4.35%, 01/11/48	6,930	7,812,605
4.45%, 02/11/24	1,496	1,602,620
4.45%, 04/15/70	5,305	6,119,264
4.75%, 02/11/29	9,383	10,871,331
5.35%, 02/11/49	3,940	5,061,009
		77,613,913

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	$25,000	$27,411,250
Israel Government International Bond
2.75%, 07/03/30	9,060	9,576,692
2.88%, 03/16/26	2,970	3,146,329
3.15%, 06/30/23	1,125	1,166,816
3.25%, 01/17/28	3,440	3,736,012
3.88%, 07/03/50	8,030	9,243,734
4.13%, 01/17/48	2,520	3,041,690
4.50%, 01/30/43	7,520	9,517,312
4.50%, April 03, 2120	3,285	4,092,552
State of Israel
2.50%, 01/15/30	2,845	2,953,138
3.38%, 01/15/50	7,250	7,713,058
		81,598,583
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	615	609,533
1.25%, 02/17/26	840	821,335
2.38%, 10/17/24	6,264	6,443,652
2.88%, 10/17/29	6,955	7,144,106
3.88%, 05/06/51	1,815	1,991,146
4.00%, 10/17/49	8,570	9,659,675
5.38%, 06/15/33	7,227	9,040,905
6.88%, 09/27/23	11,420	12,636,116
		48,346,468
Japan — 0.1%
Japan Bank for International Cooperation
0.50%, 04/15/24	100	99,132
0.63%, 05/22/23	5,325	5,331,071
1.25%, 01/21/31	10,335	10,015,338
1.75%, 01/23/23	15,000	15,219,600
1.75%, 10/17/24	5,000	5,106,000
1.88%, 07/21/26	5,970	6,113,459
1.88%, 04/15/31	4,040	4,117,932
2.00%, 10/17/29	5,100	5,233,773
2.13%, 02/10/25	680	702,059
2.25%, 11/04/26	7,173	7,464,869
2.38%, 04/20/26	5,555	5,815,085
2.50%, 05/23/24	4,275	4,441,426
2.50%, 05/28/25	2,200	2,300,188
2.75%, 01/21/26	6,900	7,315,932
2.75%, 11/16/27	7,709	8,235,139
2.88%, 06/01/27	6,182	6,635,326
2.88%, 07/21/27	4,600	4,940,400
3.00%, 05/29/24	5,015	5,272,370
3.25%, 07/20/23	2,075	2,162,980
3.25%, 07/20/28	1,190	1,317,378
3.38%, 07/31/23	900	940,896
3.38%, 10/31/23	500	525,520
3.50%, 10/31/28	1,140	1,284,415
Japan International Cooperation Agency
2.13%, 10/20/26	785	813,260
2.75%, 04/27/27	1,370	1,460,365
3.38%, 06/12/28	300	333,153
		113,197,066
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	2,265	2,186,993
3.25%, 04/16/30 (Call 01/16/30)(b)	17,455	17,813,177
	Par
Security	(000)	Value

Mexico (continued)
3.60%, 01/30/25	$7,910	$8,423,992
3.75%, 01/11/28	11,405	12,253,304
3.77%, 05/24/61 (Call 11/24/60)	7,660	6,930,385
3.90%, 04/27/25 (Call 03/27/25)	580	623,285
4.00%, 10/02/23	1,433	1,509,752
4.13%, 01/21/26	8,471	9,301,920
4.15%, 03/28/27	7,930	8,740,446
4.28%, 08/14/41 (Call 02/14/41)	2,163	2,214,133
4.35%, 01/15/47	4,540	4,625,397
4.50%, 04/22/29	10,180	11,308,453
4.50%, 01/31/50 (Call 07/31/49)	12,350	12,772,000
4.60%, 01/23/46	9,879	10,381,644
4.60%, 02/10/48	10,467	10,966,276
4.75%, 04/27/32 (Call 01/27/32)	7,157	8,010,401
4.75%, 03/08/44	16,363	17,592,352
5.00%, 04/27/51 (Call 10/27/50)	6,825	7,578,275
5.55%, 01/21/45	10,580	12,513,389
5.75%, October 12, 2110	10,104	11,453,895
6.05%, 01/11/40	9,818	12,065,929
6.75%, 09/27/34	10,652	14,038,058
7.50%, 04/08/33	3,674	5,063,286
8.30%, 08/15/31	4,483	6,508,016
11.50%, 05/15/26	500	715,065
		215,589,823
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	10,820	10,090,407
3.16%, 01/23/30 (Call 10/23/29)	8,635	8,832,482
3.75%, 03/16/25 (Call 12/16/24)	8,925	9,435,510
3.87%, 07/23/60 (Call 01/23/60)	8,970	8,667,711
3.88%, 03/17/28 (Call 12/17/27)	5,939	6,369,696
4.00%, 09/22/24 (Call 06/22/24)	7,165	7,609,445
4.30%, 04/29/53	6,542	6,847,773
4.50%, 05/15/47 (Call 11/15/46)	3,948	4,241,179
4.50%, 04/16/50 (Call 10/16/49)	8,245	8,831,879
4.50%, 04/01/56 (Call 10/01/55)	9,105	9,728,966
6.70%, 01/26/36	5,536	7,281,778
7.13%, 01/29/26	4,007	4,806,677
8.88%, 09/30/27	4,961	6,644,168
9.38%, 04/01/29	2,735	3,908,397
		103,296,068
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	5,620	5,100,094
2.39%, 01/23/26 (Call 12/23/25)	6,940	7,043,961
2.78%, 01/23/31 (Call 10/23/30)	12,374	12,276,369
2.78%, 12/01/60 (Call 06/01/60)	5,753	4,889,820
2.84%, 06/20/30	7,187	7,247,730
3.00%, 01/15/34 (Call 10/15/33)	5,085	5,010,505
3.23%, July 28, 2121 (Call 01/28/21)	3,638	3,017,867
3.30%, 03/11/41 (Call 09/11/40)	1,631	1,583,962
3.55%, 03/10/51 (Call 09/10/50)	5,233	5,241,163
3.60%, 01/15/72 (Call 07/15/71)	2,980	2,840,119
4.13%, 08/25/27	8,344	9,135,095
5.63%, 11/18/50	7,130	9,701,506
6.55%, 03/14/37	4,391	5,889,648
7.35%, 07/21/25	10,875	13,026,510
8.75%, 11/21/33	6,280	9,677,354
		101,681,703

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Philippines — 0.1%
Philippine Government International Bond
1.65%, 06/10/31	$340	$323,207
1.95%, 01/06/32	800	774,080
2.46%, 05/05/30	4,585	4,692,060
2.65%, 12/10/45	2,260	2,094,636
2.95%, 05/05/45	4,707	4,551,951
3.00%, 02/01/28	8,831	9,387,971
3.20%, 07/06/46	4,735	4,738,883
3.70%, 03/01/41	8,901	9,550,951
3.70%, 02/02/42	7,329	7,868,781
3.75%, 01/14/29	7,196	8,010,443
3.95%, 01/20/40	9,120	10,028,625
4.20%, 01/21/24	4,558	4,853,951
5.00%, 01/13/37	5,082	6,254,926
5.50%, 03/30/26	3,405	3,955,725
6.38%, 01/15/32(b)	4,097	5,445,200
6.38%, 10/23/34	11,876	16,323,562
7.50%, 09/25/24	735	823,082
7.75%, 01/14/31	5,473	7,872,527
9.50%, 10/21/24(b)	900	1,108,296
9.50%, 02/02/30	2,085	3,213,569
10.63%, 03/16/25	5,221	6,782,758
		118,655,184
Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	10,362	10,630,790
3.25%, 04/06/26	3,035	3,247,359
4.00%, 01/22/24	8,002	8,468,037
		22,346,186
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 06/29/24	200	198,982
1.13%, 12/29/26	1,130	1,113,479
1.25%, 09/21/30	1,700	1,627,325
1.38%, 02/09/31	1,250	1,205,687
1.88%, 02/12/25	6,000	6,125,220
2.38%, 06/25/24	20	20,775
2.38%, 04/21/27	1,570	1,636,411
2.50%, 06/29/41	1,700	1,752,853
2.63%, 05/26/26	3,524	3,719,230
2.88%, 01/21/25	3,265	3,432,854
3.25%, 11/10/25	5,925	6,377,018
3.25%, 08/12/26	3,885	4,215,613
3.63%, 11/27/23	155	163,778
4.00%, 01/14/24	1,555	1,659,683
Korea Development Bank (The)
0.75%, 01/25/25	1,665	1,645,886
0.80%, 04/27/26	1,700	1,660,067
1.38%, 04/25/27	1,315	1,303,231
2.00%, 10/25/31	1,275	1,287,010
Korea International Bond
1.00%, 09/16/30	1,185	1,129,115
1.75%, 10/15/31	975	987,032
2.00%, 06/19/24	905	932,204
2.50%, 06/19/29	2,645	2,822,559
2.75%, 01/19/27	2,860	3,037,720
3.50%, 09/20/28	1,745	1,964,137
3.88%, 09/11/23	3,036	3,207,443
3.88%, 09/20/48	3,225	4,277,414
	Par
Security	(000)	Value

South Korea (continued)
4.13%, 06/10/44	$4,416	$5,867,981
		63,370,707
Supranational — 1.0%
African Development Bank
0.75%, 04/03/23	6,000	6,024,120
0.88%, 03/23/26	8,575	8,482,904
0.88%, 07/22/26	4,715	4,647,434
3.00%, 09/20/23	850	887,205
Asian Development Bank
0.25%, 07/14/23	10,975	10,934,283
0.25%, 10/06/23	2,175	2,162,798
0.38%, 06/11/24	200	197,958
0.38%, 09/03/25	800	779,632
0.50%, 02/04/26	350	341,544
0.63%, 04/29/25	13,650	13,480,467
0.75%, 10/08/30(b)	749	704,652
1.00%, 04/14/26	1,090	1,083,940
1.50%, 10/18/24	13,009	13,240,820
1.50%, 03/04/31	759	759,964
1.63%, 01/24/23	6,100	6,189,548
1.75%, 08/14/26	2,200	2,256,870
1.75%, 09/19/29	7,865	8,026,075
1.88%, 01/24/30	9,151	9,461,402
2.00%, 01/22/25	6,040	6,237,931
2.00%, 04/24/26	5,685	5,896,880
2.13%, 03/19/25	570	591,341
2.38%, 08/10/27(b)	315	333,314
2.50%, 11/02/27	5,977	6,366,103
2.63%, 01/30/24	10,676	11,123,431
2.63%, 01/12/27	5,909	6,312,939
2.75%, 03/17/23	5,641	5,812,092
2.75%, 01/19/28	6,600	7,148,922
3.13%, 09/26/28	809	899,001
5.82%, 06/16/28	12,295	15,638,379
6.22%, 08/15/27 (Call 08/15/22)(b)	855	1,070,528
6.38%, 10/01/28	160	209,902
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	2,940	2,923,154
0.50%, 10/30/24	7,590	7,499,983
0.50%, 05/28/25	3,460	3,394,675
0.50%, 01/27/26	630	614,326
2.25%, 05/16/24	10,641	11,019,075
Corp. Andina de Fomento, 3.75%, 11/23/23	210	221,239
Council of Europe Development Bank
0.25%, 10/20/23	962	955,747
1.38%, 02/27/25	565	572,294
2.50%, 02/27/24	100	103,929
2.63%, 02/13/23	4,620	4,741,460
European Bank for Reconstruction & Development
0.25%, 07/10/23	5,803	5,780,600
0.50%, 05/19/25	1,295	1,271,638
0.50%, 11/25/25	900	878,022
0.50%, 01/28/26	25	24,405
1.50%, 02/13/25	5,725	5,823,184
1.63%, 09/27/24	2,275	2,324,185
2.75%, 03/07/23	3,070	3,160,811
European Investment Bank
0.25%, 09/15/23	8,073	8,030,052
0.38%, 12/15/25	3,035	2,945,953
0.38%, 03/26/26	1,340	1,297,937

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
0.63%, 07/25/25	$13,477	$13,276,327
0.63%, 10/21/27	1,900	1,823,487
0.75%, 10/26/26(b)	6,102	5,972,088
0.75%, 09/23/30	525	494,681
0.88%, 05/17/30	18,295	17,489,105
1.25%, 02/14/31	235	230,486
1.38%, 05/15/23	12,100	12,264,560
1.63%, 03/14/25	19,688	20,109,520
1.63%, 10/09/29	5,250	5,314,942
1.63%, 05/13/31	100	101,254
1.88%, 02/10/25	7,703	7,929,006
2.00%, 12/15/22	13,062	13,285,360
2.13%, 04/13/26	6,515	6,791,497
2.25%, 06/24/24	250	259,335
2.38%, 05/24/27	7,571	8,007,090
2.50%, 03/15/23	23,735	24,373,471
2.50%, 10/15/24(b)	7,250	7,586,690
2.63%, 03/15/24	6,722	7,014,138
2.88%, 08/15/23	3,455	3,592,924
3.13%, 12/14/23	12,370	12,997,035
3.25%, 01/29/24	17,235	18,185,510
4.88%, 02/15/36	7,071	9,883,420
Inter-American Development Bank
0.25%, 11/15/23	3,250	3,229,395
0.50%, 05/24/23	7,485	7,491,662
0.63%, 07/15/25	145	142,795
0.63%, 09/16/27	1,090	1,045,801
0.88%, 04/03/25	7,825	7,797,534
0.88%, 04/20/26	975	963,983
1.13%, 07/20/28	950	933,271
1.13%, 01/13/31	1,550	1,503,190
1.75%, 03/14/25	18,554	19,019,334
2.00%, 06/02/26(b)	8,488	8,799,340
2.00%, 07/23/26	4,443	4,605,214
2.13%, 01/15/25	7,041	7,297,856
2.25%, 06/18/29(b)	5,784	6,105,706
2.38%, 07/07/27	4,594	4,853,377
2.50%, 01/18/23	16,241	16,631,271
2.63%, 01/16/24	8,384	8,730,259
3.00%, 10/04/23(b)	5,231	5,464,355
3.00%, 02/21/24	18,850	19,806,449
3.13%, 09/18/28	9,875	10,958,287
3.20%, 08/07/42	4,945	5,854,781
3.88%, 10/28/41	6,100	7,930,671
4.38%, 01/24/44	3,235	4,531,200
7.00%, 06/15/25	90	108,293
International Bank for Reconstruction & Development
0.13%, 04/20/23	600	597,528
0.25%, 11/24/23	795	789,833
0.38%, 07/28/25	13,275	12,955,736
0.50%, 10/28/25	20,585	20,115,662
0.63%, 04/22/25	25,295	24,986,654
0.75%, 03/11/25	12,447	12,362,111
0.75%, 11/24/27	3,570	3,445,336
0.75%, 08/26/30	3,575	3,372,762
0.88%, 07/15/26	8,575	8,467,641
0.88%, 05/14/30	15,410	14,726,258
1.13%, 09/13/28	17,000	16,685,330
1.25%, 02/10/31	12,540	12,292,962
1.63%, 01/15/25	8,859	9,049,291
	Par
Security	(000)	Value

Supranational (continued)
1.63%, 11/03/31	$500	$503,985
1.75%, 04/19/23(b)	6,225	6,338,233
2.13%, 02/13/23(b)	5,085	5,190,971
2.50%, 03/19/24	14,024	14,596,319
3.00%, 09/27/23	13,260	13,847,418
4.75%, 02/15/35(b)	655	876,835
7.63%, 01/19/23	7,238	7,830,865
Series GDIF, 1.38%, 04/20/28	17,140	17,154,912
Series GDIF, 1.50%, 08/28/24	2,140	2,179,569
Series GDIF, 1.62%, 03/11/30 (Call 03/11/22)	55	54,062
Series GDIF, 1.75%, 10/23/29	13,656	13,934,856
Series GDIF, 1.88%, 06/19/23	1,414	1,444,542
Series GDIF, 1.88%, 10/27/26	6,915	7,140,152
Series GDIF, 2.13%, 03/03/25	6,825	7,078,890
Series GDIF, 2.50%, 11/25/24	16,629	17,419,543
Series GDIF, 2.50%, 07/29/25	18,270	19,214,742
Series GDIF, 2.50%, 11/22/27	7,685	8,186,907
Series GDIF, 3.13%, 11/20/25	5,042	5,438,906
International Finance Corp.
0.38%, 07/16/25	2,252	2,198,875
0.50%, 03/20/23	50	50,050
0.75%, 10/08/26	75	73,436
0.75%, 08/27/30	10,500	9,880,395
1.38%, 10/16/24	1,665	1,688,826
2.13%, 04/07/26	5,928	6,184,208
2.88%, 07/31/23	825	857,076
Nordic Investment Bank
0.38%, 05/19/23	5,000	4,992,750
0.38%, 09/11/25	150	145,988
2.25%, 05/21/24	2,000	2,071,760
2.88%, 07/19/23	200	207,616
		888,300,789
Sweden — 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	525	521,362
0.38%, 07/30/24	350	345,345
0.63%, 05/14/25	9,355	9,207,472
0.75%, 04/06/23	5,502	5,522,302
1.75%, 12/12/23	5,000	5,105,700
2.88%, 03/14/23	5,038	5,192,767
		25,894,948
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	1,872	2,188,728
4.38%, 10/27/27	11,090	12,477,359
4.38%, 01/23/31 (Call 10/23/30)	9,976	11,455,786
4.50%, 08/14/24(b)	5,187	5,491,321
4.98%, 04/20/55	10,561	13,506,146
5.10%, 06/18/50	10,597	13,758,509
7.63%, 03/21/36	5,026	7,524,655
		66,402,504
Total Foreign Government Obligations — 2.5%
(Cost: $2,226,751,706)		2,262,572,196

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	1,150	1,167,999

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	$1,875	$2,512,138

California — 0.3%
Bay Area Toll Authority RB, 2.57%, 04/01/31	2,930	3,070,485
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	7,899,779
Series S-1, 7.04%, 04/01/50(b)	4,100	7,443,808
Series S-3, 6.91%, 10/01/50	1,300	2,388,955
California State University RB
Class B, 2.72%, 11/01/52	910	933,344
2.94%, 11/01/52 (Call 11/01/31)	1,000	1,022,558
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	3,410,290
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,930,385
City of San Francisco CA Public Utilities Commission Water Revenue RB
3.30%, 11/01/39 (Call 11/01/29)	1,670	1,816,437
Series E, 2.83%, 11/01/41 (Call 11/01/30)	980	1,017,771
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,462,657
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	6,548,161
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	1,098,958
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	2,190,895
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 ( 06/01/31)	1,270	1,289,070
Class B, 3.00%, 06/01/46	860	884,257
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	1,027,445
Class B, 3.29%, 06/01/42 (Call 06/01/31)	790	810,154
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,983,035
2.11%, 08/01/32 (Call 08/01/30)	3,000	3,014,964
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,933,761
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	1,086,454
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,895,062
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	2,978,201
Series A, 6.60%, 07/01/50	385	676,194
Series D, 6.57%, 07/01/45	2,470	4,116,458
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	6,321,727
5.76%, 07/01/29	2,170	2,634,964
Series RY, 6.76%, 07/01/34	3,025	4,278,200
Regents of the University of California Medical Center Pooled Revenue RB, Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	2,062,900
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49(b)	2,015	3,104,680
Regents of the University of California Medical Center Pooled Reverue RB, Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	2,981,441
Regents of the University of California Medical Center Pooled Reverue RB BAB, Series H, Class H, 6.55%, 05/15/48	2,575	4,046,834
	Par
Security	(000)	Value

California (continued)
San Diego County Regional Transportation Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	$1,025	$1,073,141
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,946,736
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	3,581,198
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	3,224,651
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,865	1,878,555
State of California GO
2.50%, 10/01/29	6,000	6,312,192
3.38%, 04/01/25	3,000	3,232,575
3.50%, 04/01/28	860	959,235
4.50%, 04/01/33 (Call 04/01/28)	2,750	3,203,882
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,893,490
Series A, 3.05%, 04/01/29	1,110	1,212,738
State of California GO BAB
7.30%, 10/01/39	5,220	8,336,387
7.35%, 11/01/39	2,130	3,396,458
7.50%, 04/01/34	8,030	12,382,356
7.55%, 04/01/39	12,470	20,993,295
7.60%, 11/01/40(b)	6,825	11,882,209
7.63%, 03/01/40	3,350	5,614,590
University of California RB
Series AD, 4.86%, 05/15/12	3,285	4,961,388
Series AJ, 4.60%, 05/15/31	1,750	2,026,943
Series AQ, 4.77%, 05/15/15	835	1,259,403
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	3,104,662
Series BD, 3.35%, 07/01/29	4,670	5,150,655
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	943,298
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	765,719
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,910,493
Series BG, 3.07%, 05/15/51 (Call 05/15/31)(b)	3,110	3,186,633
University of California RB BAB, 5.95%, 05/15/45	2,255	3,264,839
		214,058,005
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	1,119,467

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	3,040	3,968,577
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,753,861
		5,722,438
District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	906,367
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	1,046,671
Series A, 4.81%, 10/01/14	1,690	2,630,718
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	2,332,702
		6,916,458
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	267,154

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Florida (continued)
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	$985	$1,103,403
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	1,291,302
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,353,915
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	4,385	4,380,891
1.71%, 07/01/27	3,000	3,001,191
2.15%, 07/01/30	4,902	4,926,378
		16,324,234
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,350,273
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,880	6,067,897
Project M, Series 2010-A, 6.66%, 04/01/57	3,395	5,455,979
Project P, Series 2010-A, 7.06%, 04/01/57	321	485,432
		13,359,581
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	612,863

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	1,427,220
Series C, 4.57%, 01/01/54	2,450	3,539,596
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	770,702
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	2,400	3,436,654
Series B, 6.90%, 12/01/40	3,850	5,514,124
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	2,522,438
State of Illinois GO
4.95%, 06/01/23(b)	26	26,448
5.10%, 06/01/33(b)	27,923	32,581,645
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,900	4,981,252
		54,800,079
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	671,495

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	615,692
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	616,048
		1,231,740
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	2,604,240
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	2,131,899
		4,736,139
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL 2.51%, 07/01/41 (Call 07/01/30)	540	545,597
	Par
Security	(000)	Value

Massachusetts (continued)
2.90%, 09/01/49	$2,675	$2,898,181
Series D, 2.66%, 09/01/39(b)	1,977	2,054,238
Commonwealth of Massachusetts GOL BAB 4.91%, 05/01/29	1,950	2,342,711
Series E, 5.46%, 12/01/39	3,700	5,095,266
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,986,977
Massachusetts School Building Authority RB3.40%, 10/15/40 (Call 10/15/29)	1,755	1,881,005
Series B, 1.75%, 08/15/30	2,050	2,035,170
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,497,393
		20,336,538
Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,795,531
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	620,152
Michigan Finance Authority RB
3.08%, 12/01/34	1,875	2,017,264
3.38%, 12/01/40	845	941,996
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	1,226,635
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	471,651
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,932,912
		10,006,141
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,269,551

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	6,057,475

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	1,000	1,094,438

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,359,776

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	5,560	7,061,734
Series B, 0.00%, 02/15/22(d)	1,000	999,295
Series B, 0.00%, 02/15/23 (AGM)(d)	1,400	1,383,519
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	11,558,222
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	1,402,036
4.13%, 06/15/42	345	404,886
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	4,043,592
Series C, 5.75%, 12/15/28	2,475	2,911,120
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,230	6,826,522

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New Jersey (continued)
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	$1,000	$1,088,427
Series P, 3.92%, 05/01/19 (Call 11/01/18)	1,475	1,810,368
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	1,223,554
		40,713,275
New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,971,148
Series F1, 6.27%, 12/01/37(b)	1,255	1,785,088
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49(b)	3,880	5,393,863
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	5,345,664
Series 2010-A, 6.67%, 11/15/39	50	72,489
Series A, 5.87%, 11/15/39	100	132,872
Series B, 6.65%, 11/15/39	220	315,077
Series E, 6.81%, 11/15/40	1,230	1,794,410
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	3,032,853
5.57%, 11/01/38	2,100	2,821,995
Series C-2, 5.77%, 08/01/36	2,000	2,541,478
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	1,385	2,049,142
5.72%, 06/15/42(b)	3,145	4,742,509
5.88%, 06/15/44(b)	3,200	5,004,093
6.01%, 06/15/42	1,860	2,869,413
New York State Dormitory Authority RB
3.19%, 02/15/43(b)	450	476,591
Series B, 3.14%, 07/01/43	275	289,058
Series F, 3.11%, 02/15/39	2,350	2,539,194
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,075	2,816,223
Series F, 5.63%, 03/15/39	2,165	2,804,195
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	2,117,346
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	1,069,361
New York State Urban Development Corp. RB
Series B, 2.10%, 03/15/22	425	427,079
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	320,870
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,556,886
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	1,300	1,455,789
4.03%, 09/01/48	1,440	1,772,509
Series 164, 5.65%, 11/01/40(b)	2,255	3,194,609
Series 165, 5.65%, 11/01/40	1,795	2,524,558
Series 168, 4.93%, 10/01/51	2,500	3,568,015
Series 174, 4.46%, 10/01/62	6,585	9,197,447
Series 181, 4.96%, 08/01/46	2,000	2,745,348
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,093,643
Series 192, 4.81%, 10/15/65	4,235	6,020,129
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	691,917
Series AAA, 1.09%, 07/01/23	2,255	2,270,535
		90,823,396
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	750	831,067
	Par
Security	(000)	Value

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	$1,300	$1,999,962
Series B, 8.08%, 02/15/50	4,075	7,775,919
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	2,061,955
Series B, 4.53%, 01/01/35	2,400	2,931,185
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	4,715,411
Series A, 4.05%, 12/01/56	500	691,834
Series A, 4.80%, 06/01/11	350	560,656
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,468,125
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	1,775	1,847,354
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,308,424
		26,360,825
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	50	58,625
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,192,630
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	1,146,873
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,835,565
State of Oregon GO, 5.89%, 06/01/27	8,020	9,443,606
		14,677,299
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	1,050,524
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42	1,130	1,198,763
Series A, 4.14%, 06/01/38	50	59,779
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,250	1,310,232
2.84%, 09/01/50	975	1,024,450
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,465,417
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	2,433,292
		8,542,457
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,623,758

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,102,364

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	530	655,970
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)	480	486,682
5.81%, 02/01/41	1,875	2,770,592
Series C, 5.99%, 02/01/39	1,000	1,438,569
Dallas Area Rapid Transit RB, 2.61%, 12/01/48( 12/01/31)	870	871,980

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	$3,250	$4,621,318
Series B, 6.00%, 12/01/44	400	600,526
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	993,167
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,776,655
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	220	222,308
Class A, 2.99%, 11/01/38	1,200	1,285,251
Series A, Class A, 3.14%, 11/01/45	1,405	1,511,710
Series C, Class C, 2.92%, 11/01/50	2,670	2,763,431
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	357,421
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 12/31/21) (PSF)	400	409,842
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	5,043,381
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	7,046,601
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	2,162,116
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,907,391
State of Texas GO BAB
5.52%, 04/01/39	2,300	3,320,584
Series A, 4.63%, 04/01/33	1,255	1,522,173
Series A, 4.68%, 04/01/40	2,250	3,029,366
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	3,904,897
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	2,401,905
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	2,725	3,282,034
Texas Transportation Commission State Highway Fund RB BAB, First Class, 5.18%, 04/01/30	5,115	6,177,892
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	769,898
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	3,272,151
		64,605,811
Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	1,630	1,715,689

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	2,790	2,714,824
2.58%, 11/01/51 (Call 05/01/51)	1,000	1,044,469
Series A, 3.23%, 09/01/19 (Call 03/01/19)(b)	790	878,910
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	1,187,264
		5,825,467
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,687,714
State of Washington GO BAB, Series F, 5.14%, 08/01/40(b)	2,165	2,984,465
		4,672,179
	Par
Security	(000)	Value

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	$240	$271,731
Series C, 3.15%, 05/01/27	2,580	2,789,424
		3,061,155
Total Municipal Debt Obligations — 0.7%
(Cost: $551,964,448)		627,911,297

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.2%
Federal Home Loan Mortgage Corp.
1.50%, 07/01/36	3,996	4,019,001
1.50%, 12/16/36(g)	751,875	755,810,592
1.50%, 11/01/51	476	460,247
2.00%, 11/01/35	19,987	20,615,464
2.00%, 04/01/36	750	770,684
2.00%, 08/01/36	15,459	15,903,870
2.00%, 09/01/36	26,586	27,272,832
2.00%, 10/01/36	7,649	7,868,708
2.00%, 11/01/36	24,151	24,810,076
2.00%, 12/16/36(g)	434,731	445,752,365
2.00%, 08/01/41, (12 mo. LIBOR US + 1.763%)(a)	212	222,034
2.00%, 12/01/50	13,850	13,912,001
2.00%, 01/01/51	22,540	22,627,545
2.00%, 03/01/51	140,133	140,318,321
2.00%, 05/01/51	11,665	11,699,401
2.00%, 07/25/51(g)	83,125	83,008,105
2.00%, 08/01/51	23,289	23,358,549
2.00%, 10/01/51	146,864	147,379,876
2.00%, 11/01/51	59,607	59,760,815
2.00%, 12/01/51	77,143	77,244,968
2.08%, 12/01/38, (12 mo. LIBOR US + 1.762%)(a)	586	612,443
2.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	292	304,750
2.15%, 11/01/40	265	274,883
2.15%, 11/01/41, (12 mo. LIBOR US + 1.891%)(a)	585	613,937
2.18%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	457	479,601
2.21%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	79	82,399
2.50%, 10/01/27	149	154,878
2.50%, 02/01/28	1,951	2,026,475
2.50%, 01/01/30	14,354	14,902,058
2.50%, 03/01/31	133	138,014
2.50%, 08/01/31	4,443	4,626,795
2.50%, 10/01/31	9,390	9,757,296
2.50%, 11/01/31	55	57,007
2.50%, 12/01/31	13,749	14,287,676
2.50%, 02/01/32	16,821	17,505,906
2.50%, 08/01/32	202	210,320
2.50%, 01/01/33	15,338	16,010,188
2.50%, 02/01/33	45	47,081
2.50%, 04/01/33	1,743	1,807,201
2.50%, 07/01/35	17,372	18,170,898
2.50%, 03/01/36	1,199	1,251,070
2.50%, 07/01/36	29,010	30,135,428
2.50%, 07/01/50	47,404	48,739,790
2.50%, 10/01/50	13,518	13,856,818
2.50%, 11/01/50	8,827	9,063,123
2.50%, 07/01/51	1,883	1,931,689
2.50%, 07/25/51(g)	284,525	290,971,270
2.92%, 05/01/42, (12 mo. LIBOR US + 1.803%)(a)	487	508,774

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/26	$359	$376,972
3.00%, 01/01/27	170	178,465
3.00%, 02/01/27	423	443,413
3.00%, 04/01/27	267	280,393
3.00%, 05/01/27	2,295	2,406,745
3.00%, 06/01/27	2,306	2,417,594
3.00%, 07/01/27	68	71,416
3.00%, 08/01/27	290	304,074
3.00%, 09/01/27	1,267	1,330,476
3.00%, 11/01/27	485	508,796
3.00%, 12/01/27	230	241,084
3.00%, 01/01/28	61	64,806
3.00%, 11/01/28	240	252,154
3.00%, 01/01/29	237	248,134
3.00%, 03/01/29	723	760,071
3.00%, 05/01/29	36,426	38,186,922
3.00%, 05/01/30	5,445	5,720,164
3.00%, 06/01/30	3,286	3,462,132
3.00%, 07/01/30	6,207	6,532,391
3.00%, 12/01/30	14,784	15,530,234
3.00%, 02/01/31	4,703	4,933,012
3.00%, 05/01/31	9,811	10,289,564
3.00%, 06/01/31	7,016	7,360,368
3.00%, 08/01/31	58	61,610
3.00%, 12/01/31	37	38,819
3.00%, 02/01/32	130	137,194
3.00%, 07/01/32	11,089	11,720,119
3.00%, 09/01/32	12	12,390
3.00%, 02/01/33	27	28,421
3.00%, 05/01/33	2,315	2,440,474
3.00%, 06/01/42	582	614,985
3.00%, 10/01/42	252	265,717
3.00%, 01/01/43	608	642,680
3.00%, 02/01/43	16,131	17,059,063
3.00%, 12/01/44	44	46,553
3.00%, 04/01/45	354	373,424
3.00%, 08/01/45	236	248,414
3.00%, 12/01/45	18	19,310
3.00%, 01/01/46	1,284	1,354,090
3.00%, 02/01/46	157	165,154
3.00%, 07/01/46	2,908	3,050,853
3.00%, 08/01/46	55,166	57,880,600
3.00%, 09/01/46	21,554	22,686,530
3.00%, 10/01/46	42,606	44,841,746
3.00%, 11/01/46	32,905	34,525,319
3.00%, 12/01/46	72,701	76,282,878
3.00%, 01/01/47	17,036	17,874,190
3.00%, 02/01/47	36,461	38,257,573
3.00%, 03/01/47	181	190,264
3.00%, 04/01/47	473	496,742
3.00%, 05/01/47	28,591	30,137,384
3.00%, 06/01/47	26,862	28,304,265
3.00%, 08/01/47	3,800	3,987,243
3.00%, 09/01/47	866	913,045
3.00%, 10/01/47	9,452	9,916,419
3.00%, 11/01/47	14	14,923
3.00%, 01/01/48	25	26,052
3.00%, 03/01/48	77	80,257
3.00%, 11/01/48	1,593	1,671,784
3.00%, 03/01/49	230	238,664
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/49	$236	$248,018
3.00%, 06/01/49	237	245,829
3.00%, 06/01/50	28,533	29,614,334
3.00%, 05/01/51	69,104	73,382,971
3.00%, 11/01/51	23,194	24,178,248
3.50%, 11/01/25	1,282	1,353,349
3.50%, 03/01/26	1,245	1,315,379
3.50%, 06/01/26	260	274,287
3.50%, 03/01/32	939	1,002,471
3.50%, 05/01/32	2,744	2,920,959
3.50%, 09/01/32	2,623	2,792,088
3.50%, 06/01/33	221	234,775
3.50%, 07/01/33	9,396	9,957,061
3.50%, 11/01/33	25	26,017
3.50%, 06/01/34	8,038	8,489,299
3.50%, 03/01/38	4,840	5,151,384
3.50%, 06/01/38	1,330	1,405,699
3.50%, 09/01/38	855	903,638
3.50%, 02/01/42	81	87,204
3.50%, 05/01/42	8	8,091
3.50%, 09/01/42	10	11,086
3.50%, 10/01/42	9,569	10,278,648
3.50%, 11/01/42	724	777,837
3.50%, 01/01/43	12	13,372
3.50%, 04/01/43	5,124	5,500,743
3.50%, 06/01/43	1,023	1,099,536
3.50%, 07/01/43	1,643	1,763,516
3.50%, 08/01/43	5,977	6,416,279
3.50%, 10/01/43	1,453	1,561,132
3.50%, 01/01/44	15,368	16,509,096
3.50%, 02/01/44	8,164	8,774,082
3.50%, 09/01/44	6,556	7,029,551
3.50%, 10/01/44	9,483	10,124,097
3.50%, 11/01/44	90	96,559
3.50%, 12/01/45	11,552	12,404,982
3.50%, 01/01/46	525	560,762
3.50%, 03/01/46	33,666	36,142,728
3.50%, 05/01/46	4,489	4,800,527
3.50%, 06/01/46	137	145,519
3.50%, 07/01/46	6,240	6,662,077
3.50%, 08/01/46	4,310	4,593,704
3.50%, 09/01/46	7,127	7,611,930
3.50%, 10/01/46	1,767	1,881,985
3.50%, 11/01/46	987	1,050,682
3.50%, 12/01/46	5,017	5,367,754
3.50%, 01/01/47	2,606	2,774,318
3.50%, 02/01/47	6,637	7,070,502
3.50%, 03/01/47	4,453	4,740,532
3.50%, 04/01/47	10,693	11,317,862
3.50%, 05/01/47	2,271	2,423,793
3.50%, 07/01/47	9,336	9,876,445
3.50%, 08/01/47	24,511	26,211,284
3.50%, 09/01/47	31,315	33,402,123
3.50%, 12/01/47	6,217	6,577,655
3.50%, 01/01/48	24,459	26,348,683
3.50%, 02/01/48	29,236	30,881,423
3.50%, 03/01/48	11,132	11,767,629
3.50%, 04/01/48	2,343	2,528,468
3.50%, 05/01/48	13,218	13,937,585
3.50%, 04/01/49	1,811	1,932,215

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/49	$6,065	$6,401,630
3.50%, 06/01/49	3,546	3,767,687
3.50%, 04/01/50	3,203	3,366,635
3.50%, 07/01/51	7,125	7,515,473
4.00%, 05/01/25	146	153,962
4.00%, 10/01/25	802	847,420
4.00%, 02/01/26	478	504,562
4.00%, 05/01/26	863	912,752
4.00%, 12/01/32	1,906	2,012,481
4.00%, 05/01/33	3,535	3,728,552
4.00%, 09/01/41	3,822	4,171,069
4.00%, 02/01/42	2,919	3,185,709
4.00%, 03/01/42	680	743,009
4.00%, 06/01/42	4,299	4,692,455
4.00%, 08/01/42	1,821	1,990,001
4.00%, 07/01/44	4,975	5,426,238
4.00%, 01/01/45	1,324	1,442,242
4.00%, 02/01/45	1,769	1,941,797
4.00%, 06/01/45	2,732	2,957,470
4.00%, 08/01/45	5,049	5,464,653
4.00%, 09/01/45	8,345	9,032,400
4.00%, 01/01/46	2,587	2,800,169
4.00%, 02/01/46	192	207,862
4.00%, 03/01/46	532	574,195
4.00%, 05/01/46	4,958	5,356,411
4.00%, 06/01/46	113	121,675
4.00%, 07/01/46	3,933	4,284,637
4.00%, 08/01/46	205	222,612
4.00%, 10/01/46	3,923	4,246,386
4.00%, 11/01/46	11,819	12,767,302
4.00%, 02/01/47	4,791	5,175,882
4.00%, 08/01/47	386	413,128
4.00%, 10/01/47	1,054	1,127,434
4.00%, 11/01/47	2,052	2,196,253
4.00%, 01/01/48	8,474	9,067,164
4.00%, 02/01/48	11,522	12,389,859
4.00%, 04/01/48	199	216,620
4.00%, 05/01/48	2,684	2,861,901
4.00%, 06/01/48	20,195	21,919,171
4.00%, 07/01/48	20,980	22,374,468
4.00%, 08/01/48	2,705	2,884,205
4.00%, 09/01/48	5,358	5,714,144
4.00%, 10/01/48	2,802	3,003,715
4.00%, 12/01/48	13,678	14,731,091
4.00%, 01/01/49	2,580	2,751,163
4.50%, 04/01/22	2	2,443
4.50%, 05/01/23	2	1,743
4.50%, 07/01/24	141	145,811
4.50%, 08/01/24	37	38,298
4.50%, 09/01/24	110	114,420
4.50%, 10/01/24	104	107,826
4.50%, 08/01/30	1,578	1,711,713
4.50%, 03/01/39	1,280	1,413,121
4.50%, 05/01/39	1,510	1,666,900
4.50%, 10/01/39	954	1,053,414
4.50%, 01/01/40	239	263,670
4.50%, 02/01/41	1,823	2,013,727
4.50%, 04/01/41	57	63,438
4.50%, 05/01/41	4,802	5,313,590
4.50%, 05/01/42	4,867	5,374,902
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/01/45	$3,767	$4,150,698
4.50%, 11/01/45	177	194,316
4.50%, 12/01/45	182	201,318
4.50%, 01/01/46	5,809	6,400,589
4.50%, 03/01/46	270	297,459
4.50%, 04/01/46	770	839,048
4.50%, 05/01/46	604	657,890
4.50%, 07/01/46	269	292,795
4.50%, 08/01/46	407	443,221
4.50%, 09/01/46	3,067	3,387,839
4.50%, 05/01/47	3,173	3,449,326
4.50%, 06/01/47	1,743	1,895,028
4.50%, 11/01/47	191	208,787
4.50%, 05/01/48	11,620	12,491,130
4.50%, 06/01/48	9,140	9,892,571
4.50%, 07/01/48	6,362	6,889,582
4.50%, 09/01/48	318	341,539
4.50%, 10/01/48	10,516	11,536,297
4.50%, 11/01/48	48	51,936
4.50%, 12/01/48	12,306	13,227,449
4.50%, 01/01/49	2,760	2,966,652
4.50%, 05/01/49	21	22,401
5.00%, 12/01/24	0	63
5.00%, 08/01/25	692	756,662
5.00%, 04/01/33	3,917	4,367,896
5.00%, 06/01/33	460	513,129
5.00%, 12/01/33	915	1,019,798
5.00%, 07/01/35	1,656	1,861,112
5.00%, 01/01/36	763	857,598
5.00%, 01/01/37	93	105,058
5.00%, 02/01/37	91	101,977
5.00%, 02/01/38	483	542,343
5.00%, 03/01/38	3,122	3,518,700
5.00%, 12/01/38	414	466,712
5.00%, 03/01/40	104	117,922
5.00%, 08/01/40	474	533,016
5.00%, 09/01/40	2,011	2,262,897
5.00%, 08/01/41	803	903,078
5.00%, 09/01/47	697	763,107
5.00%, 03/01/48	489	534,362
5.00%, 04/01/48	7,252	7,930,566
5.00%, 05/01/48	2,652	2,900,003
5.00%, 07/01/48	1,507	1,647,961
5.00%, 10/01/48	1,025	1,124,808
5.00%, 11/01/48	2,061	2,292,958
5.00%, 04/01/49	998	1,091,984
5.00%, 06/01/49	1,026	1,150,060
5.50%, 02/01/34	1,576	1,785,781
5.50%, 05/01/35	1,277	1,451,739
5.50%, 06/01/35	667	757,602
5.50%, 05/01/36	879	997,881
5.50%, 07/01/36	1,513	1,722,348
5.50%, 03/01/38	1,298	1,484,339
5.50%, 04/01/38	302	345,012
5.50%, 01/01/39	729	830,637
5.50%, 11/01/39	736	839,410
6.00%, 10/01/36	856	986,311
6.00%, 02/01/37	733	851,105
6.00%, 11/01/37	2,372	2,757,050
6.00%, 09/01/38	38	43,890

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
1.50%, 04/01/36	$388	$390,279
1.94%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	350	365,707
2.00%, 06/01/36	42,220	43,319,960
2.00%, 08/01/36	16,898	17,384,486
2.00%, 10/01/36	595	614,392
2.00%, 11/01/36	31,628	32,559,232
2.00%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	234	245,620
2.00%, 07/01/50	70,767	70,985,721
2.00%, 11/01/50	2,949	2,958,078
2.00%, 12/01/50	70,652	70,903,310
2.00%, 02/01/51	126,540	126,712,306
2.00%, 03/01/51	113,152	113,307,600
2.00%, 04/01/51	58,132	58,304,498
2.00%, 06/01/51	169,560	170,065,321
2.00%, 07/01/51	218,198	218,732,350
2.00%, 08/01/51	29,155	29,193,088
2.00%, 10/01/51	631,506	632,544,649
2.00%, 11/01/51	178,698	179,040,671
2.00%, 12/01/51	255,564	255,924,178
2.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	590	620,368
2.18%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	107	112,335
2.50%, 06/01/32	1,112	1,155,424
2.50%, 08/01/34	973	1,010,624
2.50%, 09/01/35	32,864	34,058,868
2.50%, 03/01/36	510	531,774
2.50%, 04/01/36	1,856	1,938,771
2.50%, 05/01/36	25,791	26,893,027
2.50%, 07/01/36	15,883	16,609,531
2.50%, 05/01/43	272	281,760
2.50%, 12/01/47	225	232,750
2.50%, 10/01/50	108,254	111,275,054
2.50%, 11/01/50	9,289	9,537,644
2.50%, 01/01/51	70,573	72,564,174
2.50%, 02/01/51	13,826	14,181,505
2.50%, 07/01/51	158,311	162,535,285
2.50%, 08/01/51	151,196	155,709,115
2.50%, 09/01/51	18,561	19,059,908
2.50%, 10/01/51	59,854	61,501,703
2.50%, 11/01/51	31,499	32,511,027
3.00%, 03/01/30	28,031	29,468,687
3.00%, 04/01/35	31,796	33,507,194
3.00%, 12/01/46	1,385	1,465,249
3.00%, 02/01/47	11,986	12,639,019
3.00%, 03/01/47	9,031	9,373,104
3.00%, 11/01/48	27,310	28,643,483
3.00%, 11/01/49	14,477	15,029,124
3.00%, 02/01/50	190	196,818
3.00%, 06/01/50	7,575	7,911,696
3.00%, 09/01/50	294	306,068
3.00%, 11/01/50	2,013	2,089,635
3.00%, 12/01/50	792	822,303
3.00%, 07/01/51	4,829	5,037,239
3.00%, 08/01/51	75,284	79,083,809
3.50%, 05/01/35	499	529,416
3.50%, 02/01/48	1,080	1,154,830
3.50%, 11/01/48	51,065	53,833,637
3.50%, 03/01/49	1,351	1,419,512
3.50%, 07/01/50	19,397	20,471,979
3.50%, 05/01/51	1,013	1,099,120
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/51	$7,741	$8,353,573
4.00%, 12/01/41	1,463	1,596,064
4.00%, 02/01/47	13,294	14,524,535
4.00%, 05/01/47	1,619	1,731,999
4.00%, 01/01/48	442	472,416
4.00%, 04/01/48	1,080	1,155,647
4.00%, 10/01/48	323	344,213
4.00%, 02/01/49	1,238	1,333,129
4.00%, 03/01/49	47,373	50,506,469
4.00%, 06/01/49	16,582	17,739,949
4.00%, 01/14/52(g)	23,300	24,827,242
4.00%, 01/01/57	8,768	9,761,304
4.00%, 02/01/57	9,909	11,031,610
4.50%, 12/16/36(g)	4,200	4,379,648
4.50%, 08/01/47	449	487,545
4.50%, 12/13/51(g)	202,409	217,471,075
5.00%, 12/16/36(g)	975	1,009,087
5.00%, 12/13/51(g)	28,792	31,540,872
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,483	4,819,332
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,385	1,413,640
Series 2016-M6, Class A2, 2.49%, 05/25/26	10,000	10,410,036
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,900	2,048,803
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	27,215	28,618,818
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	18,327,728
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	11,278,965
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	12,300	14,102,953
Series 2018-M13, Class A2, 3.82%, 09/25/30(a)	10,000	11,514,445
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	9,345	10,077,075
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,700	6,437,009
Series 2019-M22, Class A2, 2.52%, 08/25/29	25,000	26,524,085
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	17,050	16,857,213
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	20,430,950
FHLMC Multifamily Structured Pass Through Certificates
Series K024, Class A2, 2.57%, 09/25/22 (Call 09/25/22)	887	898,436
Series K030, Class A2, 3.25%, 04/25/23 (Call 04/25/23)(a)	6,492	6,672,911
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	14,000	14,932,876
Series K722, Class A2, 2.41%, 03/25/23 (Call 03/25/23)	15,000	15,242,820
Series K725, Class A1, 2.67%, 05/25/23 (Call 07/25/22)	3,325	3,357,063
Freddie Mac Multifamily Structured Pass Through Certificates
Series K026, Class A2, 2.51%, 11/25/22 (Call 11/25/22)	11,900	12,086,809
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	5,100	5,260,273
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,900	2,995,357
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	33,500	34,824,763
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	8,685	9,031,221
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	10,700	11,176,347
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	5,000	5,309,957

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	$19,250	$20,512,121
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	15,000	15,937,925
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	14,300	15,397,916
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	20,000	21,888,794
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	18,250	19,782,302
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	11,600	12,059,516
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	3,150	3,439,042
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	11,085,892
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	10,000	11,194,659
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	8,000	9,115,020
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	19,091	21,800,105
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	20,000	23,033,522
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	10,000	11,259,496
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	10,000	10,715,937
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	31,000	32,871,213
Series K105, Class A2, 1.87%, 03/25/53 (Call 01/25/30)	4,775	4,839,117
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,973,237
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	13,200	12,978,681
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	5,000	4,864,165
Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	15,000	14,635,828
Series K126, Class A2, 2.07%, 01/25/31 (Call 01/25/31)	17,440	17,935,873
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	20,000	23,444,983
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	10,960	11,986,400
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	16,190	17,831,194
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	5,868	5,968,620
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	15,000	16,178,901
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	5,700	6,077,508
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	25,265,440
Government National Mortgage Association
1.50%, 12/20/51(g)	15,075	14,752,301
2.00%, 07/20/50	7,113	7,209,391
2.00%, 02/20/51	555	562,131
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.00%, 04/20/51	$165,286	$167,537,096
2.00%, 06/20/51	1,048	1,062,389
2.00%, 10/20/51	90,452	91,683,433
2.00%, 12/20/51(g)	856,437	867,543,917
2.50%, 02/15/28	115	118,754
2.50%, 10/20/31	110	114,473
2.50%, 05/20/45	4,300	4,445,265
2.50%, 11/20/46	585	604,744
2.50%, 12/20/46	18,474	19,095,839
2.50%, 01/20/47	8,396	8,678,906
2.50%, 08/20/50	23,026	23,657,756
2.50%, 09/20/50	49,430	50,785,355
2.50%, 01/20/51	110,168	113,189,832
2.50%, 02/20/51	88,749	91,251,458
2.50%, 05/20/51	345,004	354,733,670
2.50%, 06/20/51	10,915	11,222,492
2.50%, 07/20/51	263,279	270,703,400
2.50%, 08/20/51	140,477	144,438,346
2.50%, 11/20/51	20,000	20,564,021
2.50%, 12/20/51(g)	325,902	334,839,359
2.50%, 12/20/51	20,000	20,564,021
3.00%, 09/15/42	10	10,835
3.00%, 10/15/42	38	40,155
3.00%, 03/15/43	214	227,565
3.00%, 06/15/43	40	42,750
3.00%, 07/15/43	85	90,405
3.00%, 08/15/43	196	207,417
3.00%, 09/20/43	7,271	7,677,907
3.00%, 11/15/43	646	683,188
3.00%, 01/15/44	5,501	5,811,413
3.00%, 08/20/44	19,898	21,012,955
3.00%, 09/15/44	810	857,075
3.00%, 10/15/44	124	131,213
3.00%, 03/20/45	6,536	6,869,664
3.00%, 05/20/45	26,869	28,239,065
3.00%, 06/20/45	8,730	9,175,346
3.00%, 07/20/45	17,382	18,267,846
3.00%, 10/20/45	5,922	6,224,191
3.00%, 11/20/45	3,701	3,889,211
3.00%, 12/20/45	6,820	7,167,786
3.00%, 02/20/46	20,752	21,810,454
3.00%, 04/20/46	9,677	10,127,474
3.00%, 05/20/46	15,945	16,687,240
3.00%, 06/20/46	19,119	20,009,001
3.00%, 07/20/46	26,939	28,193,529
3.00%, 08/20/46	46,847	49,028,258
3.00%, 09/20/46	35,653	37,312,631
3.00%, 11/20/46	9,538	9,982,335
3.00%, 12/15/46	9,124	9,712,229
3.00%, 12/20/46	54,560	57,100,044
3.00%, 01/20/47	2,873	3,006,634
3.00%, 02/15/47	14,025	14,754,249
3.00%, 02/20/47	17,199	17,999,572
3.00%, 03/20/47	15,887	16,626,314
3.00%, 04/20/47	351	366,051
3.00%, 06/20/47	7,718	8,050,926
3.00%, 09/20/47	465	485,029
3.00%, 10/20/47	9,521	9,931,617
3.00%, 11/20/47	175	182,201
3.00%, 12/20/47	11,856	12,368,314

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/48	$6,058	$6,319,879
3.00%, 02/20/48	8,042	8,349,759
3.00%, 03/20/48	27	28,688
3.00%, 07/20/49	11,711	12,159,534
3.00%, 07/20/49(g)	16,125	16,691,265
3.00%, 09/20/49	41,557	43,116,336
3.00%, 10/15/49	14,027	14,606,372
3.00%, 10/20/49	21,843	22,651,018
3.00%, 11/20/49	243	251,933
3.00%, 12/20/49	129,938	134,713,596
3.00%, 01/20/50	68,310	70,802,413
3.00%, 02/20/50	88,497	91,703,162
3.00%, 07/20/50	2,628	2,721,673
3.00%, 08/20/50	35,648	36,922,467
3.00%, 01/20/51	19,419	20,116,431
3.00%, 02/20/51	15,861	16,431,313
3.00%, 06/20/51	956	992,824
3.00%, 08/20/51	55,212	57,385,899
3.00%, 11/20/51	58,209	60,584,750
3.00%, 12/20/51(g)	83,918	87,005,921
3.50%, 11/20/40	79	85,285
3.50%, 12/20/40	57	61,904
3.50%, 05/20/41	120	129,224
3.50%, 09/15/41	210	227,263
3.50%, 10/15/41	266	288,937
3.50%, 12/15/41	2,194	2,378,873
3.50%, 04/15/42	136	146,017
3.50%, 08/20/42	11,312	12,198,061
3.50%, 09/15/42	609	658,163
3.50%, 09/20/42	13,521	14,579,238
3.50%, 10/15/42	388	418,360
3.50%, 10/20/42	25,660	27,668,625
3.50%, 11/15/42	636	685,442
3.50%, 11/20/42	31,640	34,116,760
3.50%, 12/15/42	796	857,449
3.50%, 12/20/42	11,224	12,102,877
3.50%, 02/15/43	363	390,775
3.50%, 02/20/43	211	227,307
3.50%, 03/15/43	765	829,793
3.50%, 03/20/43	976	1,051,685
3.50%, 04/15/43	39	41,956
3.50%, 04/20/43	239	257,123
3.50%, 05/15/43	821	892,376
3.50%, 06/15/43	11,360	12,239,461
3.50%, 08/20/43	177	191,071
3.50%, 09/20/43	86	92,918
3.50%, 10/20/43	239	257,728
3.50%, 01/15/44	206	224,512
3.50%, 01/20/44	6,453	6,959,938
3.50%, 07/20/44	42	44,522
3.50%, 08/15/44	44	46,809
3.50%, 08/20/44	8,067	8,600,878
3.50%, 09/15/44	90	96,254
3.50%, 09/20/44	14,600	15,561,944
3.50%, 10/15/44	232	249,735
3.50%, 10/20/44	2,135	2,300,402
3.50%, 11/20/44	22	23,981
3.50%, 12/20/44	1,372	1,461,996
3.50%, 01/15/45	86	92,018
3.50%, 01/20/45	199	214,094
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/15/45	$157	$168,417
3.50%, 04/20/45	14,227	15,105,173
3.50%, 05/20/45	5,135	5,455,809
3.50%, 06/15/45	50	53,950
3.50%, 06/20/45	22	23,633
3.50%, 07/20/45	283	304,590
3.50%, 08/20/45	655	700,975
3.50%, 09/20/45	19,548	21,062,291
3.50%, 10/20/45	2,011	2,135,248
3.50%, 11/20/45	14,657	15,562,568
3.50%, 12/20/45	8,173	8,678,026
3.50%, 03/20/46	30,612	32,383,741
3.50%, 04/20/46	13,576	14,362,425
3.50%, 06/20/46	60,526	64,029,428
3.50%, 07/20/46	326	348,707
3.50%, 08/15/46	72	77,022
3.50%, 11/20/46	619	654,863
3.50%, 12/20/46	17,196	18,190,969
3.50%, 01/15/47	84	89,847
3.50%, 01/20/47	4,090	4,326,861
3.50%, 02/20/47	70,106	74,164,625
3.50%, 03/20/47	26,374	27,752,229
3.50%, 04/20/47	22,902	24,212,996
3.50%, 06/20/47	5,280	5,556,179
3.50%, 07/20/47	650	687,647
3.50%, 08/20/47	32,810	34,909,442
3.50%, 09/15/47	81	85,613
3.50%, 09/20/47	11,148	11,731,017
3.50%, 10/20/47	18,488	19,620,949
3.50%, 11/15/47	35	36,781
3.50%, 11/20/47	30,373	31,960,314
3.50%, 12/15/47	38,091	41,041,993
3.50%, 12/20/47	10,944	11,765,195
3.50%, 01/20/48	13,444	14,146,962
3.50%, 02/20/48	5,004	5,268,228
3.50%, 04/20/48	44,521	47,772,524
3.50%, 05/15/48	479	509,614
3.50%, 08/20/48	6,519	6,855,434
3.50%, 11/20/48	5,168	5,435,491
3.50%, 01/20/49	3,265	3,435,129
3.50%, 06/20/49	1,102	1,154,138
3.50%, 01/20/50	46,756	48,848,647
3.50%, 03/20/50	13,225	13,811,705
3.50%, 08/20/50	9,954	10,396,903
3.50%, 06/20/51	965	1,009,673
3.50%, 12/20/51(g)	153,813	160,650,831
4.00%, 06/15/39	8	8,520
4.00%, 09/20/40	2,988	3,269,289
4.00%, 01/15/41	2	2,177
4.00%, 01/20/41	972	1,063,725
4.00%, 02/15/41	2,238	2,444,862
4.00%, 05/20/41	19	20,831
4.00%, 07/15/41	1,124	1,228,390
4.00%, 08/15/41	5	5,090
4.00%, 09/15/41	25	27,494
4.00%, 09/20/41	1,287	1,404,191
4.00%, 10/15/41	399	436,123
4.00%, 11/15/41	242	264,247
4.00%, 12/15/41	941	1,028,675
4.00%, 12/20/41	4,242	4,626,681

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/15/42	$89	$96,982
4.00%, 01/20/42	1,861	2,029,449
4.00%, 02/15/42	397	433,444
4.00%, 03/15/42	2,514	2,752,735
4.00%, 04/15/42	731	798,778
4.00%, 09/20/42	867	945,393
4.00%, 08/15/43	21	22,575
4.00%, 10/20/43	4,753	5,170,924
4.00%, 03/15/44	132	142,053
4.00%, 04/15/44	31	34,100
4.00%, 06/15/44	177	191,840
4.00%, 08/15/44	14	15,317
4.00%, 08/20/44	340	368,553
4.00%, 09/15/44	3	3,794
4.00%, 10/15/44	63	68,193
4.00%, 10/20/44	6,443	6,978,111
4.00%, 08/20/45	5,800	6,266,658
4.00%, 09/20/45	6,745	7,287,109
4.00%, 10/20/45	801	865,530
4.00%, 01/20/46	3,097	3,345,720
4.00%, 03/20/46	15,339	16,571,775
4.00%, 07/20/46	3,323	3,574,476
4.00%, 08/20/46	45	48,063
4.00%, 09/20/46	733	788,204
4.00%, 11/20/46	4,023	4,327,726
4.00%, 12/15/46	6,090	6,583,618
4.00%, 04/20/47	26,834	28,702,835
4.00%, 06/20/47	10,530	11,246,666
4.00%, 07/20/47	47,472	50,667,006
4.00%, 08/20/47	2,231	2,378,988
4.00%, 11/20/47	28,637	30,473,772
4.00%, 12/20/47	68	73,080
4.00%, 01/20/48	227	241,699
4.00%, 03/15/48	76	81,790
4.00%, 03/20/48	33,923	36,019,093
4.00%, 04/20/48	17,718	18,849,830
4.00%, 05/15/48	3,292	3,547,438
4.00%, 05/20/48	19,293	20,499,872
4.00%, 08/20/48	25,654	27,226,708
4.00%, 09/20/48	10,505	11,149,236
4.00%, 10/20/48	889	942,752
4.00%, 11/20/48	24,345	25,819,062
4.00%, 02/20/49	11,603	12,294,522
4.00%, 03/20/49	460	486,959
4.00%, 05/20/49	1,124	1,186,436
4.00%, 06/15/49	1,199	1,291,516
4.00%, 06/20/49	2,890	3,058,274
4.00%, 09/15/49	2,913	3,137,903
4.00%, 02/20/50	185	194,827
4.00%, 07/20/50	253	267,010
4.00%, 12/20/51(g)	54,175	57,205,414
4.50%, 04/15/39	401	445,598
4.50%, 08/15/39	1,953	2,167,856
4.50%, 11/20/39	1,001	1,112,109
4.50%, 01/20/40	276	306,551
4.50%, 06/15/40	1,789	1,986,658
4.50%, 07/15/40	956	1,062,096
4.50%, 08/15/40	1,461	1,622,100
4.50%, 08/20/40	1,731	1,922,070
4.50%, 09/15/40	1,973	2,191,138
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/20/40	$4,092	$4,543,721
4.50%, 06/20/41	3,581	3,968,255
4.50%, 09/20/41	2,453	2,717,844
4.50%, 12/20/41	501	555,220
4.50%, 11/20/45	4,356	4,810,087
4.50%, 02/15/46	9	9,786
4.50%, 08/20/46	5,742	6,346,327
4.50%, 09/20/46	870	961,991
4.50%, 10/20/46	4,324	4,779,521
4.50%, 11/20/46	1,644	1,817,344
4.50%, 12/20/46	654	722,488
4.50%, 02/20/47	680	743,783
4.50%, 04/20/47	867	925,853
4.50%, 05/20/47	812	867,536
4.50%, 06/20/47	1,837	1,962,601
4.50%, 07/20/47	4,342	4,639,111
4.50%, 10/20/47	1,376	1,481,979
4.50%, 04/20/48	3,383	3,614,749
4.50%, 05/20/48	6,963	7,426,373
4.50%, 06/20/48	9,488	10,084,479
4.50%, 07/20/48	12,565	13,348,367
4.50%, 08/20/48	19,348	20,547,916
4.50%, 09/20/48	980	1,040,026
4.50%, 10/20/48	1,028	1,091,149
4.50%, 11/20/48	282	299,771
4.50%, 12/20/48	10,056	10,665,805
4.50%, 01/20/49	299	322,638
4.50%, 02/20/49	2,153	2,331,028
4.50%, 03/20/49	4,411	4,676,714
4.50%, 05/20/49	1,697	1,828,415
4.50%, 06/20/49	13,710	14,532,225
4.50%, 07/20/49	10,369	10,990,924
4.50%, 08/20/49	4,066	4,310,358
4.50%, 12/20/51(g)	20,477	22,025,232
5.00%, 12/15/36	577	644,452
5.00%, 01/15/39	1,737	1,951,874
5.00%, 07/15/39	3,153	3,545,020
5.00%, 05/15/40	1,133	1,275,406
5.00%, 07/20/40	5,726	6,503,558
5.00%, 08/20/40	2,078	2,360,385
5.00%, 05/15/47	1,200	1,320,908
5.00%, 06/15/47	398	431,982
5.00%, 10/15/47	269	289,787
5.00%, 11/15/47	509	550,658
5.00%, 12/15/47	269	294,856
5.00%, 01/15/48	943	1,013,661
5.00%, 02/15/48	617	670,754
5.00%, 03/20/48	1,894	2,057,486
5.00%, 04/20/48	6,562	7,128,405
5.00%, 05/20/48	7,064	7,623,319
5.00%, 10/20/48	146	156,336
5.00%, 11/20/48	2,734	2,929,008
5.00%, 12/20/48	4,906	5,255,643
5.00%, 01/20/49	8,283	8,871,992
5.00%, 04/20/49	19,655	21,053,980
5.00%, 05/20/49	2,294	2,457,300
5.00%, 06/20/49	18,708	20,039,127
5.00%, 12/20/51(g)	7,006	7,536,923
5.50%, 03/15/36	842	961,115
5.50%, 06/20/38	930	1,064,170

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.50%, 03/20/39	$1,402	$1,609,904
5.50%, 12/15/39	338	386,269
5.50%, 01/15/40	3,174	3,647,698
5.50%, 04/20/48	371	420,367
6.00%, 03/15/37	2,584	2,994,911
6.00%, 09/20/38	1,017	1,183,100
6.00%, 11/15/39	451	524,254
6.50%, 10/20/38	1,491	1,766,551
Uniform Mortgage-Backed Securities
1.50%, 12/13/51(g)	737,725	713,172,590
2.00%, 10/01/35	40,992	42,206,978
2.00%, 12/01/35	88,371	90,722,560
2.00%, 02/01/36	459,576	472,470,610
2.00%, 03/01/36	74,959	77,003,692
2.00%, 05/01/36	10,362	10,639,445
2.00%, 09/01/50	29,737	29,829,161
2.00%, 10/01/50	45,312	45,491,562
2.00%, 12/01/50	84,000	84,431,688
2.00%, 01/01/51	96,993	97,501,591
2.00%, 02/01/51	395,521	396,558,988
2.00%, 03/01/51	250,583	251,242,182
2.00%, 04/01/51	384,730	385,518,076
2.00%, 05/01/51	51,202	51,497,150
2.00%, 06/01/51	126,812	127,099,423
2.00%, 11/01/51	80,278	80,515,492
2.00%, 12/13/51(g)	1,056,306	1,057,131,145
2.50%, 05/01/27	1,747	1,814,246
2.50%, 10/01/27	1,873	1,944,212
2.50%, 01/01/28	195	202,590
2.50%, 03/01/28	305	315,958
2.50%, 06/01/28	52	53,882
2.50%, 09/01/28	150	156,096
2.50%, 12/01/28	56	58,545
2.50%, 09/01/29	97	100,680
2.50%, 12/01/29	2,801	2,908,680
2.50%, 02/01/30	1,689	1,754,704
2.50%, 03/01/30	5,194	5,394,977
2.50%, 04/01/30	327	340,722
2.50%, 06/01/30	873	906,667
2.50%, 07/01/30	1,713	1,779,623
2.50%, 08/01/30	4,674	4,854,729
2.50%, 09/01/30	1,685	1,749,242
2.50%, 12/01/30	3,427	3,559,577
2.50%, 01/01/31	2,293	2,381,485
2.50%, 04/01/31	1,348	1,400,168
2.50%, 05/01/31	32	33,540
2.50%, 09/01/31	6,411	6,659,126
2.50%, 10/01/31	62,995	65,398,663
2.50%, 12/01/31	11,266	11,702,941
2.50%, 01/01/32	21,326	22,205,411
2.50%, 02/01/32	25,257	26,314,675
2.50%, 03/01/32	9,686	10,061,589
2.50%, 04/01/32	60,613	63,188,551
2.50%, 05/01/32	39,267	40,788,956
2.50%, 07/01/32	17,614	18,379,024
2.50%, 10/01/32	1,171	1,223,025
2.50%, 11/01/32	800	830,500
2.50%, 12/01/32	10,920	11,375,222
2.50%, 01/01/33	36,763	38,159,523
2.50%, 03/01/33	180	187,878
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/33	$194	$200,648
2.50%, 10/01/34	361	376,132
2.50%, 11/01/34	33,784	35,005,410
2.50%, 10/01/35	105,373	109,649,196
2.50%, 12/16/35(g)	12,654	13,119,337
2.50%, 03/01/36	28,142	29,484,959
2.50%, 02/01/47	921	951,413
2.50%, 04/01/47	11,516	11,900,072
2.50%, 07/01/50	55,008	56,902,861
2.50%, 08/01/50	59,911	61,603,689
2.50%, 09/01/50	174,974	180,303,961
2.50%, 10/01/50	112,384	115,197,645
2.50%, 11/01/50	248,315	254,909,451
2.50%, 01/01/51	98,458	101,046,330
2.50%, 02/01/51	131,327	134,630,268
2.50%, 03/01/51	75,374	77,500,840
2.50%, 04/01/51	28,620	29,352,524
2.50%, 05/01/51	127,000	130,257,696
2.50%, 06/01/51	296,912	304,551,565
2.50%, 12/13/51(g)	784,200	803,928,044
3.00%, 11/01/25	177	185,116
3.00%, 10/01/26	103	108,001
3.00%, 01/01/27	2,662	2,788,737
3.00%, 02/01/27	30	31,085
3.00%, 10/01/27	3,095	3,243,052
3.00%, 11/01/27	2,230	2,340,294
3.00%, 12/01/27	141	147,971
3.00%, 03/01/29	201	211,517
3.00%, 07/01/29	308	322,928
3.00%, 09/01/29	160	168,011
3.00%, 10/01/29	54	56,784
3.00%, 01/01/30	124	130,480
3.00%, 03/01/30	40,104	42,016,927
3.00%, 04/01/30	5,017	5,270,866
3.00%, 06/01/30	1,185	1,242,045
3.00%, 07/01/30	3,851	4,049,980
3.00%, 08/01/30	14,367	15,086,352
3.00%, 09/01/30	20,380	21,399,902
3.00%, 10/01/30	8,621	9,052,945
3.00%, 11/01/30	2,230	2,341,614
3.00%, 12/01/30	5,895	6,189,819
3.00%, 01/01/31	20,610	21,702,167
3.00%, 02/01/31	14,574	15,351,557
3.00%, 03/01/31	9,534	10,023,736
3.00%, 04/01/31	1,325	1,393,328
3.00%, 05/01/31	496	523,832
3.00%, 06/01/31	8,167	8,609,698
3.00%, 07/01/31	2,121	2,224,207
3.00%, 09/01/31	7,684	8,071,690
3.00%, 10/01/31	2,153	2,257,307
3.00%, 12/01/31	16,999	17,811,130
3.00%, 01/01/32	14,093	14,845,279
3.00%, 02/01/32	25,473	26,901,455
3.00%, 03/01/32	3,685	3,892,991
3.00%, 04/01/32	254	267,213
3.00%, 05/01/32	4,581	4,834,256
3.00%, 06/01/32	8,287	8,701,548
3.00%, 08/01/32	5,250	5,560,877
3.00%, 09/01/32	1,443	1,525,242
3.00%, 11/01/32	8,088	8,568,176

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/32	$16,215	$17,088,982
3.00%, 02/01/33	9,038	9,572,941
3.00%, 05/01/33	656	690,844
3.00%, 09/01/33	831	869,868
3.00%, 10/01/33	7,814	8,187,421
3.00%, 07/01/34	5,976	6,289,655
3.00%, 08/01/34	554	586,220
3.00%, 11/01/34	5,742	6,057,206
3.00%, 12/01/34	11,665	12,217,651
3.00%, 03/01/35	5,816	6,092,511
3.00%, 07/01/35	4,752	4,977,957
3.00%, 12/01/35	8,760	9,214,528
3.00%, 12/16/36(g)	131,331	137,387,562
3.00%, 08/01/42	270	285,391
3.00%, 09/01/42	102	107,658
3.00%, 10/01/42	4,311	4,552,814
3.00%, 11/01/42	3,401	3,591,679
3.00%, 12/01/42	17,438	18,429,097
3.00%, 01/01/43	10,548	11,163,880
3.00%, 02/01/43	297	313,399
3.00%, 03/01/43	12,431	13,127,098
3.00%, 04/01/43	13,880	14,637,867
3.00%, 05/01/43	5,605	5,928,929
3.00%, 06/01/43	2,980	3,142,074
3.00%, 07/01/43	2,039	2,160,547
3.00%, 08/01/43	3,572	3,767,841
3.00%, 09/01/43	7,947	8,380,114
3.00%, 01/01/44	11,321	11,937,572
3.00%, 10/01/44	35,872	37,826,470
3.00%, 12/01/44	11	11,914
3.00%, 01/01/45	3,634	3,832,435
3.00%, 02/01/45	321	338,348
3.00%, 03/01/45	15,309	16,142,706
3.00%, 04/01/45	134	141,605
3.00%, 05/01/45	11,522	12,149,353
3.00%, 06/01/45	74	78,501
3.00%, 08/01/45	181	190,785
3.00%, 09/01/45	1,136	1,196,918
3.00%, 11/01/45	2,483	2,616,484
3.00%, 12/01/45	414	436,722
3.00%, 01/01/46	792	835,224
3.00%, 04/01/46	4,356	4,589,702
3.00%, 06/01/46	80	83,663
3.00%, 07/01/46	96,847	102,053,354
3.00%, 08/01/46	17,394	18,273,895
3.00%, 10/01/46	5,073	5,340,017
3.00%, 11/01/46	66,648	70,014,052
3.00%, 12/01/46	141,349	148,314,456
3.00%, 01/01/47	52,659	55,393,429
3.00%, 02/01/47	86,775	91,009,727
3.00%, 03/01/47	47,355	49,667,107
3.00%, 05/01/47	1,716	1,796,259
3.00%, 07/01/47	21,684	22,743,824
3.00%, 08/01/47	6,757	7,086,699
3.00%, 12/01/47	35,943	37,702,938
3.00%, 03/01/48	5,754	6,023,208
3.00%, 04/01/48	175	184,585
3.00%, 09/01/48	536	562,313
3.00%, 11/01/48	35,483	37,144,415
3.00%, 09/01/49	14,544	15,256,281
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/49	$17,577	$18,248,217
3.00%, 11/01/49	7,990	8,336,770
3.00%, 12/01/49	61,415	63,806,590
3.00%, 02/01/50	11,389	11,862,265
3.00%, 03/01/50	26,637	27,714,640
3.00%, 04/01/50	42,655	44,326,187
3.00%, 05/01/50	12,177	12,695,567
3.00%, 07/01/50	56,681	59,037,488
3.00%, 08/01/50	73,900	77,707,673
3.00%, 10/01/50	144,465	150,757,875
3.00%, 01/01/51	25,662	26,833,113
3.00%, 12/13/51(g)	286,732	297,731,165
3.50%, 10/01/25	324	342,951
3.50%, 01/01/27	366	386,890
3.50%, 11/01/28	173	183,066
3.50%, 01/01/29	362	383,008
3.50%, 11/01/29	159	168,792
3.50%, 12/01/29	1,296	1,371,542
3.50%, 07/01/30	8,590	9,103,724
3.50%, 10/01/30	2,278	2,412,275
3.50%, 11/01/30	451	477,575
3.50%, 03/01/31	3,287	3,490,629
3.50%, 06/01/31	10,497	11,205,649
3.50%, 01/01/32	11,631	12,441,606
3.50%, 02/01/32	1,438	1,531,564
3.50%, 05/01/32	5,556	5,926,438
3.50%, 06/01/32	5,011	5,381,339
3.50%, 07/01/32	1,974	2,097,158
3.50%, 08/01/32	1,382	1,472,159
3.50%, 09/01/32	3,481	3,688,390
3.50%, 10/01/32	1,317	1,403,023
3.50%, 11/01/32	1,579	1,683,533
3.50%, 12/01/32	181	193,512
3.50%, 02/01/33	854	912,946
3.50%, 03/01/33	6,531	7,001,313
3.50%, 04/01/33	8,822	9,400,350
3.50%, 05/01/33	5,894	6,332,850
3.50%, 06/01/33	7,312	7,748,344
3.50%, 02/01/34	34,179	36,723,495
3.50%, 03/01/34	602	642,042
3.50%, 04/01/34	2,400	2,553,198
3.50%, 05/01/34	2,668	2,852,319
3.50%, 07/01/34	13,290	14,041,150
3.50%, 08/01/34	8,836	9,333,918
3.50%, 01/01/35	5,409	5,765,737
3.50%, 12/16/36(g)	36,640	38,720,135
3.50%, 08/01/38	1,349	1,426,778
3.50%, 09/01/38	2,104	2,224,464
3.50%, 11/01/40	302	326,222
3.50%, 02/01/41	363	388,951
3.50%, 02/01/42	10,130	10,869,401
3.50%, 03/01/42	76	81,978
3.50%, 04/01/42	26	28,209
3.50%, 05/01/42	3,683	3,954,995
3.50%, 08/01/42	659	706,510
3.50%, 11/01/42	3,191	3,425,343
3.50%, 12/01/42	4,650	4,983,487
3.50%, 01/01/43	108	115,807
3.50%, 02/01/43	672	730,660
3.50%, 04/01/43	116	125,220

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/43	$161	$172,989
3.50%, 06/01/43	4,646	4,985,822
3.50%, 08/01/43	169	180,927
3.50%, 10/01/43	4,939	5,302,744
3.50%, 09/01/44	273	293,276
3.50%, 10/01/44	6,369	6,834,810
3.50%, 01/01/45	152	163,239
3.50%, 02/01/45	7,030	7,545,119
3.50%, 03/01/45	27,511	29,538,316
3.50%, 05/01/45	30,911	33,112,331
3.50%, 06/01/45	151	161,025
3.50%, 07/01/45	12,383	13,262,657
3.50%, 08/01/45	4,820	5,163,648
3.50%, 10/01/45	2,590	2,780,815
3.50%, 11/01/45	381	406,300
3.50%, 12/01/45	48,699	52,033,575
3.50%, 01/01/46	20,837	22,467,231
3.50%, 02/01/46	22,029	23,509,834
3.50%, 03/01/46	27,462	29,327,702
3.50%, 04/01/46	3,711	3,970,062
3.50%, 05/01/46	22,311	23,894,912
3.50%, 06/01/46	4,982	5,313,662
3.50%, 07/01/46	36,940	39,546,468
3.50%, 08/01/46	11,390	12,136,244
3.50%, 09/01/46	9,469	10,154,509
3.50%, 10/01/46	12,453	13,299,574
3.50%, 11/01/46	17,612	18,804,349
3.50%, 12/01/46	78,026	83,691,635
3.50%, 01/01/47	41,058	44,115,058
3.50%, 02/01/47	17,329	18,484,341
3.50%, 04/01/47	16,939	18,092,851
3.50%, 05/01/47	18,484	19,839,873
3.50%, 06/01/47	13,211	14,072,622
3.50%, 07/01/47	85,149	90,378,404
3.50%, 08/01/47	20,919	22,231,780
3.50%, 09/01/47	22,830	24,142,238
3.50%, 10/01/47	16,148	17,291,349
3.50%, 11/01/47	23,715	25,366,025
3.50%, 12/01/47	21,987	23,258,952
3.50%, 01/01/48	23,924	25,504,116
3.50%, 02/01/48	105,381	111,822,544
3.50%, 03/01/48	3,509	3,705,820
3.50%, 04/01/48	16,301	17,343,350
3.50%, 05/01/48	2,975	3,229,402
3.50%, 06/01/48	4,752	5,009,704
3.50%, 07/01/48	3,616	3,848,016
3.50%, 11/01/48	3,456	3,654,601
3.50%, 02/01/49	182	191,052
3.50%, 03/01/49	930	992,553
3.50%, 04/01/49	2,945	3,153,133
3.50%, 05/01/49	2,361	2,520,841
3.50%, 06/01/49	97,880	103,817,706
3.50%, 07/01/49	21,496	22,591,820
3.50%, 09/01/49	512	545,220
3.50%, 11/01/49	3,316	3,485,078
3.50%, 03/01/50	5,798	6,093,261
3.50%, 04/01/50	62,917	66,996,014
3.50%, 12/13/51(g)	175,936	184,966,464
4.00%, 10/01/25	1,480	1,562,665
4.00%, 11/01/25	105	110,551
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/26	$487	$515,399
4.00%, 06/01/26	689	728,168
4.00%, 09/01/26	257	272,201
4.00%, 12/01/30	1,559	1,679,480
4.00%, 01/01/31	521	561,707
4.00%, 02/01/31	412	443,559
4.00%, 10/01/31	1,738	1,873,033
4.00%, 02/01/32	2,083	2,244,391
4.00%, 07/01/32	8,137	8,604,940
4.00%, 05/01/33	8,073	8,514,689
4.00%, 06/01/33	1,297	1,367,962
4.00%, 07/01/33	2,355	2,483,561
4.00%, 12/01/33	19,327	20,413,171
4.00%, 12/16/36(g)	10,265	10,851,228
4.00%, 06/01/38	4,232	4,543,973
4.00%, 12/01/40	30	32,211
4.00%, 03/01/42	3,375	3,686,843
4.00%, 06/01/42	2,337	2,549,879
4.00%, 07/01/42	86	94,543
4.00%, 09/01/43	144	157,494
4.00%, 10/01/43	112	122,326
4.00%, 04/01/44	55	60,363
4.00%, 05/01/44	3,530	3,872,887
4.00%, 06/01/44	5,902	6,439,623
4.00%, 10/01/44	2,105	2,295,097
4.00%, 12/01/44	12,401	13,507,172
4.00%, 01/01/45	15,912	17,367,668
4.00%, 02/01/45	43,759	47,896,480
4.00%, 03/01/45	8,456	9,238,119
4.00%, 05/01/45	15,471	16,973,625
4.00%, 06/01/45	8,043	8,773,073
4.00%, 07/01/45	579	626,349
4.00%, 08/01/45	444	480,287
4.00%, 09/01/45	1,138	1,235,726
4.00%, 11/01/45	215	232,604
4.00%, 12/01/45	1,200	1,305,281
4.00%, 01/01/46	1,121	1,213,101
4.00%, 02/01/46	1,719	1,858,653
4.00%, 03/01/46	2,457	2,655,921
4.00%, 04/01/46	3,983	4,301,240
4.00%, 05/01/46	10,493	11,388,457
4.00%, 06/01/46	25,369	27,830,170
4.00%, 07/01/46	29,642	32,145,490
4.00%, 08/01/46	5,766	6,228,192
4.00%, 09/01/46	223	240,702
4.00%, 10/01/46	5,663	6,162,844
4.00%, 11/01/46	1,917	2,113,549
4.00%, 02/01/47	4,090	4,425,234
4.00%, 03/01/47	3,160	3,410,944
4.00%, 04/01/47	8,938	9,640,202
4.00%, 05/01/47	6,327	6,866,780
4.00%, 06/01/47	16,025	17,358,158
4.00%, 07/01/47	27,701	29,813,910
4.00%, 08/01/47	22,337	24,091,905
4.00%, 09/01/47	24,473	26,329,797
4.00%, 10/01/47	18,569	20,254,102
4.00%, 11/01/47	10,461	11,192,472
4.00%, 12/01/47	15,779	16,896,630
4.00%, 01/01/48	2,609	2,796,197
4.00%, 02/01/48	31,982	34,215,220

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/48	$35,311	$37,650,605
4.00%, 05/01/48	81	87,686
4.00%, 07/01/48	4,479	4,774,917
4.00%, 09/01/48	3,978	4,240,959
4.00%, 10/01/48	12,180	13,057,591
4.00%, 11/01/48	8,802	9,384,469
4.00%, 01/01/49	4,520	4,866,591
4.00%, 02/01/49	4,105	4,369,749
4.00%, 03/01/49	11,173	11,932,264
4.00%, 04/01/49	16,339	17,712,139
4.00%, 05/01/49	12,326	13,364,230
4.00%, 06/01/49	31,242	33,786,939
4.00%, 07/01/49	19,812	21,504,226
4.00%, 08/01/49	24,053	25,627,914
4.00%, 10/01/49	2,245	2,442,343
4.00%, 11/01/49	12,232	13,079,129
4.00%, 12/01/49	6,197	6,595,234
4.00%, 02/01/50	1,077	1,145,889
4.00%, 05/01/50	10,647	11,352,289
4.00%, 06/01/50	13,575	14,477,201
4.00%, 12/13/51(g)	358,351	381,867,784
4.50%, 10/01/24	264	273,969
4.50%, 02/01/25	109	114,160
4.50%, 04/01/25	118	124,108
4.50%, 06/01/25	681	713,679
4.50%, 08/01/31	1,564	1,695,212
4.50%, 08/01/34	677	728,162
4.50%, 09/01/40	3,693	4,076,890
4.50%, 12/01/40	2,079	2,294,908
4.50%, 01/01/41	4,608	5,086,466
4.50%, 05/01/41	2,861	3,158,899
4.50%, 06/01/41	17,205	18,884,330
4.50%, 08/01/41	5,898	6,514,047
4.50%, 09/01/41	1,942	2,144,364
4.50%, 01/01/42	2,011	2,220,842
4.50%, 09/01/42	1,776	1,963,809
4.50%, 08/01/43	2,605	2,870,202
4.50%, 12/01/43	107	120,629
4.50%, 03/01/44	18	20,050
4.50%, 04/01/44	5,227	5,757,739
4.50%, 06/01/44	1,037	1,144,894
4.50%, 12/01/44	358	394,685
4.50%, 02/01/45	2,220	2,451,295
4.50%, 08/01/45	2,863	3,160,371
4.50%, 10/01/45	535	597,309
4.50%, 11/01/45	197	216,513
4.50%, 12/01/45	932	1,024,430
4.50%, 01/01/46	76	83,761
4.50%, 02/01/46	10,697	11,808,760
4.50%, 03/01/46	1,832	2,021,346
4.50%, 04/01/46	329	365,859
4.50%, 05/01/46	240	263,769
4.50%, 06/01/46	6	6,968
4.50%, 07/01/46	94	102,188
4.50%, 08/01/46	2,868	3,141,217
4.50%, 09/01/46	1,020	1,144,843
4.50%, 10/01/46	1,441	1,584,189
4.50%, 01/01/47	697	760,373
4.50%, 02/01/47	153	167,690
4.50%, 03/01/47	2,714	2,978,436
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/47	$7,559	$8,302,313
4.50%, 06/01/47	4,608	5,025,495
4.50%, 07/01/47	37	40,373
4.50%, 08/01/47	281	311,271
4.50%, 10/01/47	9,639	10,593,106
4.50%, 01/01/48	17,015	18,491,850
4.50%, 02/01/48	1,594	1,765,421
4.50%, 03/01/48	8,567	9,351,780
4.50%, 04/01/48	4,192	4,559,900
4.50%, 05/01/48	8,963	9,675,684
4.50%, 06/01/48	5,181	5,696,273
4.50%, 07/01/48	3,713	4,003,495
4.50%, 08/01/48	14,545	15,916,142
4.50%, 09/01/48	479	525,715
4.50%, 10/01/48	20,571	22,200,047
4.50%, 11/01/48	7,961	8,564,511
4.50%, 12/01/48	28,697	31,115,356
4.50%, 01/01/49	8,751	9,402,007
4.50%, 02/01/49	12,689	13,654,739
4.50%, 03/01/49	1,094	1,209,887
4.50%, 04/01/49	18,990	20,783,821
4.50%, 05/01/49	18,761	20,153,703
4.50%, 07/01/49	824	906,904
4.50%, 08/01/49	7,643	8,212,815
5.00%, 07/01/23	128	131,898
5.00%, 12/01/23	44	44,769
5.00%, 09/01/33	127	141,154
5.00%, 11/01/33	3,604	4,017,414
5.00%, 06/01/35	177	198,349
5.00%, 10/01/35	54	60,425
5.00%, 12/01/36	52	58,379
5.00%, 05/01/39	34	38,161
5.00%, 06/01/39	738	822,971
5.00%, 12/01/39	106	119,580
5.00%, 01/01/40	3	2,930
5.00%, 03/01/40	1,819	2,046,797
5.00%, 04/01/40	313	352,097
5.00%, 05/01/40	19	21,641
5.00%, 06/01/40	176	198,686
5.00%, 07/01/40	1,389	1,563,013
5.00%, 08/01/40	1,592	1,794,493
5.00%, 09/01/40	12	13,048
5.00%, 10/01/40	36	40,974
5.00%, 04/01/41	759	855,111
5.00%, 05/01/41	3,153	3,547,338
5.00%, 06/01/41	790	888,305
5.00%, 08/01/41	1,525	1,714,283
5.00%, 10/01/41	3,831	4,306,430
5.00%, 01/01/42	18,326	20,622,697
5.00%, 05/01/42	7,188	8,088,578
5.00%, 09/01/47	607	663,543
5.00%, 02/01/48	3,417	3,756,366
5.00%, 03/01/48	1,908	2,095,941
5.00%, 04/01/48	3,843	4,202,342
5.00%, 05/01/48	2,507	2,762,431
5.00%, 07/01/48	4,639	5,136,107
5.00%, 08/01/48	6,592	7,349,786
5.00%, 09/01/48	2,970	3,247,062
5.00%, 01/01/49	221	241,929
5.00%, 04/01/49	11,968	13,229,975

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/49	$57	$61,988
5.00%, 06/01/49	429	469,172
5.00%, 09/01/49	68	75,957
5.00%, 10/01/49	455	504,353
5.50%, 05/01/33	1,356	1,534,940
5.50%, 11/01/33	2,739	3,106,417
5.50%, 09/01/34	4,038	4,588,495
5.50%, 09/01/36	312	352,934
5.50%, 03/01/38	258	293,723
5.50%, 06/01/38	6,693	7,631,849
5.50%, 11/01/38	509	582,021
5.50%, 07/01/40	1,648	1,871,384
5.50%, 09/01/41	42,684	48,692,506
5.50%, 01/01/47	3,377	3,840,700
5.50%, 12/01/48	415	466,811
5.50%, 12/13/51(g)	43,860	48,691,453
6.00%, 03/01/34	2,269	2,604,572
6.00%, 05/01/34	191	220,074
6.00%, 08/01/34	373	429,879
6.00%, 11/01/34	121	139,193
6.00%, 09/01/36	532	612,887
6.00%, 08/01/37	1,356	1,569,800
6.00%, 03/01/38	396	459,076
6.00%, 05/01/38	208	240,862
6.00%, 09/01/38	164	190,574
6.00%, 06/01/39	3,309	3,830,132
6.00%, 10/01/39	211	244,396
6.00%, 07/01/41	1,805	2,088,033
6.00%, 02/01/49	8,776	10,153,682
6.50%, 08/01/36	25	29,993
6.50%, 09/01/36	233	273,207
6.50%, 10/01/36	34	40,192
6.50%, 12/01/36	36	42,065
6.50%, 07/01/37	60	71,055
6.50%, 08/01/37	2,478	2,904,130
6.50%, 10/01/37	103	120,657
6.50%, 11/01/37	24	27,808
6.50%, 12/01/37	756	882,629
6.50%, 06/01/38	16	18,269
6.50%, 10/01/39	694	820,849
6.50%, 05/01/40	22	25,863
7.00%, 04/01/37	934	1,114,591
		25,639,387,161
U.S. Government Agency Obligations — 0.8%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,882,820
1.50%, 08/15/24	1,000	1,018,480
2.00%, 09/09/22	2,000	2,027,260
2.13%, 03/10/23	290	296,444
2.13%, 12/14/29	70	73,233
2.50%, 12/08/23	1,000	1,037,100
2.63%, 12/10/21	700	700,434
2.75%, 12/13/24	250	263,910
2.88%, 09/13/24	1,000	1,056,350
3.00%, 12/09/22	30,510	31,324,007
3.13%, 06/13/25	980	1,049,609
3.25%, 11/16/28	25,470	28,487,176
5.50%, 07/15/36	7,900	11,558,964
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	3,080	3,079,877
	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
2.38%, 01/13/22	$76,003	$76,207,448
2.75%, 06/19/23	6,935	7,183,481
6.25%, 07/15/32	73,423	106,519,886
6.75%, 03/15/31	21,820	31,489,315
Federal National Mortgage Association
0.25%, 07/10/23	121,600	121,174,400
0.38%, 08/25/25	24,991	24,356,479
0.63%, 04/22/25	5,000	4,938,850
0.88%, 08/05/30	17,530	16,550,599
1.63%, 01/07/25	11,645	11,890,244
1.75%, 07/02/24	1,550	1,589,199
1.88%, 04/05/22	13,780	13,863,093
1.88%, 09/24/26	1,225	1,263,330
2.00%, 01/05/22	40,345	40,417,621
2.00%, 10/05/22	6,400	6,495,104
2.38%, 01/19/23	1,065	1,089,655
2.50%, 02/05/24	200	208,090
2.63%, 01/11/22	17,730	17,780,353
2.63%, 09/06/24	39,730	41,701,403
2.88%, 09/12/23	5,000	5,207,000
5.63%, 07/15/37	750	1,130,715
6.25%, 05/15/29	580	774,375
6.63%, 11/15/30	8,180	11,603,984
7.13%, 01/15/30	10,000	14,299,000
7.25%, 05/15/30	16,826	24,568,147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	15,500	16,786,961
Tennessee Valley Authority
1.50%, 09/15/31	1,000	988,740
3.50%, 12/15/42	525	626,378
4.63%, 09/15/60	1,000	1,556,120
4.88%, 01/15/48	8,035	11,924,502
5.25%, 09/15/39	287	412,141
5.50%, 06/15/38	10,000	14,544,100
5.88%, 04/01/36	95	140,633
6.15%, 01/15/38	3,553	5,474,285
7.13%, 05/01/30	3,556	5,119,893
Series B, 4.70%, 07/15/33	1,500	1,938,705
Series E, 6.75%, 11/01/25	7,000	8,486,450
		739,156,343
U.S. Government Obligations — 38.5%
U.S. Treasury Note/Bond
0.13%, 11/30/22	168,300	168,089,625
0.13%, 12/31/22	80,900	80,770,434
0.13%, 01/31/23	21,700	21,651,684
0.13%, 02/28/23	107,000	106,715,781
0.13%, 03/31/23	5,000	4,983,789
0.13%, 05/15/23	69,000	68,743,945
0.13%, 05/31/23	35,000	34,849,610
0.13%, 06/30/23	344,200	342,613,455
0.13%, 07/15/23	64,000	63,675,000
0.13%, 07/31/23	700,000	696,171,875
0.13%, 08/15/23	11,000	10,935,547
0.13%, 08/31/23	181,500	180,393,984
0.13%, 09/15/23	51,200	50,866,000
0.13%, 10/15/23	41,800	41,496,297
0.13%, 12/15/23	109,700	108,688,703
0.13%, 01/15/24	43,400	42,955,828
0.13%, 02/15/24	10,300	10,187,344

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
0.25%, 04/15/23	$31,000	$30,949,141
0.25%, 06/15/23	92,300	92,065,645
0.25%, 09/30/23(b)	569,100	566,587,958
0.25%, 11/15/23	268,500	266,947,734
0.25%, 03/15/24	378,400	374,911,625
0.25%, 05/15/24	107,200	106,002,376
0.25%, 06/15/24	439,076	433,793,367
0.25%, 05/31/25	34,000	33,150,000
0.25%, 06/30/25	4,100	3,994,297
0.25%, 07/31/25	184,800	179,790,188
0.25%, 08/31/25	350,350	340,441,664
0.25%, 09/30/25	116,300	112,956,375
0.25%, 10/31/25	164,300	159,293,984
0.38%, 10/31/23(b)	141,200	140,813,907
0.38%, 04/15/24	3,500	3,474,297
0.38%, 07/15/24	615	609,042
0.38%, 11/30/25	497,800	484,343,844
0.38%, 12/31/25	360,900	350,862,469
0.38%, 01/31/26	784,100	761,373,355
0.38%, 07/31/27	152,800	145,792,688
0.38%, 09/30/27	155,000	147,395,312
0.50%, 03/15/23	50,900	51,001,402
0.50%, 02/28/26	184,700	180,140,219
0.50%, 04/30/27	103,800	100,004,812
0.50%, 05/31/27	178,600	171,776,923
0.50%, 06/30/27	190,000	182,637,500
0.50%, 08/31/27	192,122	184,197,447
0.50%, 10/31/27	208,200	199,107,517
0.63%, 10/15/24	10,000	9,950,000
0.63%, 07/31/26	60,000	58,612,500
0.63%, 03/31/27	45,600	44,296,125
0.63%, 11/30/27	375,600	361,515,000
0.63%, 12/31/27	173,400	166,734,937
0.63%, 05/15/30	400,800	376,251,000
0.63%, 08/15/30	511,000	478,663,281
0.75%, 03/31/26	20,500	20,195,703
0.75%, 08/31/26	257,900	253,286,009
0.75%, 01/31/28	506,300	489,963,917
0.88%, 06/30/26	170,000	168,087,500
0.88%, 09/30/26	202,800	200,201,625
0.88%, 11/15/30	487,300	465,980,625
1.00%, 07/31/28	145,000	141,760,156
1.13%, 02/28/25	30,000	30,201,563
1.13%, 10/31/26	80,600	80,499,250
1.13%, 02/28/27	14,000	13,965,000
1.13%, 02/29/28	111,360	110,316,000
1.13%, 08/31/28	268,500	264,472,500
1.13%, 02/15/31	267,200	260,937,500
1.13%, 05/15/40	141,500	125,492,812
1.25%, 07/31/23	65,600	66,476,375
1.25%, 08/31/24	141,550	143,352,551
1.25%, 11/30/26	70,700	71,025,883
1.25%, 03/31/28	170,000	169,375,782
1.25%, 04/30/28	129,100	128,565,446
1.25%, 05/31/28	55,000	54,746,485
1.25%, 06/30/28	192,175	191,094,016
1.25%, 09/30/28	252,000	250,149,375
1.25%, 08/15/31	495,900	488,074,078
1.25%, 05/15/50	195,900	171,320,672
1.38%, 02/15/23	10,000	10,128,516
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
1.38%, 06/30/23	$84,500	$85,770,801
1.38%, 08/31/23	92,000	93,415,938
1.38%, 09/30/23	77,800	79,039,938
1.38%, 08/31/26	22,500	22,754,883
1.38%, 10/31/28	130,000	130,060,937
1.38%, 11/15/31(b)	90,000	89,465,625
1.38%, 11/15/40	294,800	271,860,875
1.38%, 08/15/50	4,000	3,609,375
1.50%, 01/15/23	51,200	51,888,000
1.50%, 02/28/23	116,653	118,384,568
1.50%, 03/31/23	94,500	95,947,031
1.50%, 09/30/24	113,300	115,495,187
1.50%, 10/31/24	129,500	131,998,946
1.50%, 11/30/24	314,700	320,772,728
1.50%, 08/15/26	498,500	506,912,187
1.50%, 01/31/27	100,000	101,742,188
1.50%, 11/30/28	50,000	50,437,500
1.50%, 02/15/30	25,485	25,723,922
1.63%, 12/15/22	45,100	45,737,742
1.63%, 04/30/23	60,500	61,561,113
1.63%, 05/31/23	92,150	93,823,818
1.63%, 10/31/23	18,700	19,089,340
1.63%, 02/15/26	207,890	212,502,559
1.63%, 05/15/26	250,000	255,566,407
1.63%, 09/30/26	24,500	25,066,563
1.63%, 10/31/26	254,000	259,913,437
1.63%, 11/30/26	31,200	31,941,000
1.63%, 08/15/29	74,000	75,456,875
1.63%, 05/15/31	289,600	295,301,500
1.63%, 11/15/50	229,500	220,068,984
1.75%, 01/31/23	98,040	99,682,936
1.75%, 05/15/23	176,104	179,577,926
1.75%, 06/30/24	174,000	178,485,937
1.75%, 07/31/24	56,850	58,364,520
1.75%, 12/31/24	220,400	226,357,687
1.75%, 12/31/26(b)	25,200	25,956,000
1.75%, 08/15/41	313,420	307,690,291
1.88%, 08/31/24	73,600	75,779,250
1.88%, 06/30/26	5,000	5,168,750
1.88%, 07/31/26	9,500	9,825,820
1.88%, 02/15/41	116,200	116,563,125
1.88%, 02/15/51	673,000	684,251,719
1.88%, 11/15/51	55,000	56,082,813
2.00%, 11/30/22	175,700	178,754,160
2.00%, 02/15/23	214,620	218,987,852
2.00%, 04/30/24	290,500	299,600,822
2.00%, 05/31/24	213,750	220,546,583
2.00%, 06/30/24	115,594	119,341,775
2.00%, 02/15/25	207,418	214,547,994
2.00%, 08/15/25	326,715	338,583,945
2.00%, 11/15/26	141,000	146,838,281
2.00%, 08/15/51	551,000	577,086,406
2.13%, 11/30/23	83,200	85,783,750
2.13%, 02/29/24	89,950	92,915,539
2.13%, 03/31/24	214,000	221,172,345
2.13%, 07/31/24	215,509	223,287,528
2.13%, 09/30/24	100,000	103,703,125
2.13%, 11/30/24	90,000	93,403,125
2.13%, 05/15/25	265,800	276,390,469
2.13%, 05/31/26	28,500	29,764,688

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
2.25%, 12/31/23	$206,930	$214,010,886
2.25%, 01/31/24	188,700	195,319,243
2.25%, 04/30/24	185,395	192,274,894
2.25%, 11/15/24	234,966	244,676,705
2.25%, 12/31/24	92,700	96,581,812
2.25%, 11/15/25	119,079	124,623,616
2.25%, 03/31/26	9,000	9,436,641
2.25%, 02/15/27	37,706	39,741,430
2.25%, 08/15/27	146,750	154,832,716
2.25%, 11/15/27	282,450	298,448,146
2.25%, 05/15/41	338,000	359,864,375
2.25%, 08/15/46	160,960	173,836,800
2.25%, 08/15/49	106,500	117,083,437
2.38%, 01/31/23	69,000	70,660,313
2.38%, 02/29/24	159,500	165,630,781
2.38%, 08/15/24	259,717	270,815,845
2.38%, 04/30/26	17,500	18,455,664
2.38%, 05/15/27	5,600	5,945,625
2.38%, 05/15/29	104,000	111,345,000
2.38%, 11/15/49	259,400	292,919,344
2.38%, 05/15/51	95,000	107,765,625
2.50%, 03/31/23	72,000	74,044,688
2.50%, 08/15/23	147,811	152,886,230
2.50%, 01/31/24	1,400	1,456,547
2.50%, 05/15/24	7,250	7,566,055
2.50%, 02/28/26	26,900	28,478,274
2.50%, 02/15/45	19,824	22,205,978
2.50%, 02/15/46	197,800	222,988,594
2.50%, 05/15/46	148,517	167,592,152
2.63%, 02/28/23	70,000	71,987,891
2.63%, 06/30/23	70,000	72,422,657
2.63%, 03/31/25	5,000	5,277,734
2.63%, 12/31/25	46,500	49,417,149
2.63%, 01/31/26	42,300	44,976,797
2.63%, 02/15/29	181,591	197,281,597
2.75%, 04/30/23	65,918	68,114,305
2.75%, 05/31/23	63,562	65,781,705
2.75%, 07/31/23	74,500	77,337,403
2.75%, 08/31/23	187,765	195,136,243
2.75%, 11/15/23	120,760	125,934,754
2.75%, 02/15/24	61,365	64,212,720
2.75%, 02/28/25	90,500	95,845,156
2.75%, 06/30/25	221,900	235,699,406
2.75%, 08/31/25	183,108	194,795,441
2.75%, 02/15/28	268,702	292,297,394
2.75%, 08/15/42	106,523	122,917,555
2.75%, 11/15/42	118,580	136,941,372
2.75%, 08/15/47	261,000	310,834,687
2.75%, 11/15/47	61,500	73,338,750
2.88%, 09/30/23(b)	90,000	93,870,703
2.88%, 10/31/23	81,600	85,230,563
2.88%, 11/30/23	180,200	188,484,976
2.88%, 04/30/25	41,000	43,658,594
2.88%, 05/31/25	146,800	156,445,219
2.88%, 07/31/25	183,900	196,313,250
2.88%, 11/30/25	60,400	64,736,532
2.88%, 05/15/28	252,994	277,384,203
2.88%, 08/15/28	139,930	153,748,087
2.88%, 05/15/43	90,184	106,248,025
2.88%, 08/15/45	183,125	219,206,348
	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
2.88%, 11/15/46	$46,000	$55,638,438
2.88%, 05/15/49	42,000	51,915,938
3.00%, 09/30/25	173,100	185,974,312
3.00%, 10/31/25	127,600	137,219,844
3.00%, 05/15/42	56,050	67,198,695
3.00%, 11/15/44	99,727	120,934,570
3.00%, 05/15/45	121,400	147,975,219
3.00%, 11/15/45	90,100	110,316,187
3.00%, 02/15/47	40,300	49,883,844
3.00%, 05/15/47	184,118	228,594,004
3.00%, 02/15/48	98,550	123,172,102
3.00%, 08/15/48	91,800	115,036,875
3.00%, 02/15/49	19,300	24,333,078
3.13%, 11/15/28	187,515	209,606,611
3.13%, 11/15/41	53,900	65,623,250
3.13%, 02/15/42	65,600	80,011,500
3.13%, 02/15/43	58,700	71,696,547
3.13%, 08/15/44	60,519	74,655,860
3.13%, 05/15/48	44,150	56,505,102
3.38%, 05/15/44	84,200	107,591,812
3.38%, 11/15/48	45,550	61,065,469
3.50%, 02/15/39	4,000	5,090,000
3.63%, 08/15/43	89,600	117,852,000
3.63%, 02/15/44	83,950	110,853,352
3.75%, 08/15/41	52,000	68,770,000
3.75%, 11/15/43	36,600	49,095,469
3.88%, 08/15/40	80,516	107,576,924
4.25%, 05/15/39	6,040	8,393,713
4.25%, 11/15/40	28,889	40,390,433
4.38%, 02/15/38	7,000	9,792,344
4.38%, 11/15/39	50,933	71,926,946
4.38%, 05/15/40	40,403	57,309,130
4.38%, 05/15/41	5,949	8,491,268
4.50%, 02/15/36	33,785	47,161,748
4.50%, 08/15/39	50,207	71,897,993
4.63%, 02/15/40	45,950	66,857,250
4.75%, 02/15/37	13,077	18,849,270
4.75%, 02/15/41	91,158	135,682,986
5.00%, 05/15/37	16,108	23,814,671
5.25%, 11/15/28	82,377	103,756,406
5.25%, 02/15/29	186,690	236,571,234
5.50%, 08/15/28	97,000	122,765,625
6.00%, 02/15/26	9,468	11,382,311
6.13%, 08/15/29	16,600	22,402,219
6.50%, 11/15/26	26,950	33,866,465
6.63%, 02/15/27	28,800	36,681,750
6.75%, 08/15/26	38,500	48,329,531
6.88%, 08/15/25	6,265	7,603,165
7.13%, 02/15/23	41,900	45,286,371
7.50%, 11/15/24	51,650	61,741,926
		34,982,207,688
Total U.S. Government & Agency Obligations — 67.5%
(Cost: $60,356,125,420)		61,360,751,192

Short-Term Investments

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(h)(i)	7,335,196	7,338,129,916

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Shares/
	Par
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)(j)	903,360	$903,360,299
		8,241,490,215
Total Short-Term Investments — 9.1%
(Cost: $8,240,811,929)		8,241,490,215

Total Investments Before TBA Sales Commitments — 108.0%
(Cost: $96,002,477,372)		98,184,825,351

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.5)%
Government National Mortgage Association
2.50%, 12/20/51	(20,000)	(20,548,438)
3.00%, 12/20/51	(33,107)	(34,325,234)
Uniform Mortgage-Backed Securities
2.00%, 12/13/51	(214,400)	(214,567,500)
2.50%, 12/13/51	(84,525)	(86,651,332)
3.00%, 12/16/36	(31,796)	(33,262,295)
3.00%, 12/13/51	(23,248)	(24,139,779)
4.00%, 12/13/51	(23,300)	(24,829,062)
		(438,323,640)
Total TBA Sales Commitments — (0.5)%
(Proceeds: $(436,831,768))		(438,323,640)

Total Investments, Net of TBA Sales Commitments — 107.5%
(Cost: $95,565,645,604)		97,746,501,711

Other Assets, Less Liabilities — (7.5)%		(6,817,020,001)

Net Assets — 100.0%		$90,929,481,710

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity. (g) Represents or includes a TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,978,918,926	$360,629,068	(a)	$—		$(524,368)	$(893,710)	$7,338,129,916	7,335,196	$5,500,376		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,392,338,481	—		(488,978,182	)(a)	—	—	903,360,299	903,360	1,766,913	(b)	—
						$(524,368)	$(893,710)	$8,241,490,215		$7,267,289		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$217,486,928	$—	$217,486,928
Collaterized Mortgage Obligations	—	1,103,043,776	—	1,103,043,776
Corporate Bonds & Notes	—	24,371,569,747	—	24,371,569,747
Foreign Government Obligations	—	2,262,572,196	—	2,262,572,196
Municipal Debt Obligations	—	627,911,297	—	627,911,297
U.S. Government & Agency Obligations	—	61,360,751,192	—	61,360,751,192
Money Market Funds	8,241,490,215	—	—	8,241,490,215
	8,241,490,215	89,943,335,136	—	98,184,825,351
Liabilities
TBA Sales Commitments	—	(438,323,640)	—	(438,323,640)
	$8,241,490,215	$89,505,011,496	$—	$97,746,501,711

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	RB	Revenue Bond
BAB	Build America Bond	SAP	Subject to Appropriations
BAM	Build America Mutual Assurance Co.	SCA	Svenska Celluosa Aktiebolaget
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund